     As filed with the Securities and Exchange Commission on April 12, 2019

                                                            File Nos. 333-200240
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 6                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 700                            [X]


                        (Check Appropriate Box or Boxes)


                         Brighthouse Separate Account A
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (980) 365-7100


                    (Name and Address of Agent for Service)

                       Brighthouse Life Insurance Company
                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801
                                 (302) 658 7581


                                   COPIES TO:

                                 Dodie C. Kent
                         Eversheds Sutherland (US) LLP
                         The Grace Building, 40th Floor
                          1114 Avenue of the Americas

                            New York, NY 10036-7703


                 Approximate Date of Proposed Public Offering:
            On April 29, 2019 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 29, 2019 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Group Flexible Payment Variable Annuity
Contracts

                                                                  GROUP FLEXIBLE

                                                                PAYMENT VARIABLE
                                                               ANNUITY CONTRACTS

                                                          (FLEXIBLE BONUS (228),

                                                     RETIREMENT COMPANION (328),
                                                                   SMART CHOICE)



                                                                       ISSUED BY



                                                                    BRIGHTHOUSE

                                                              SEPARATE ACCOUNT A



                                                                             AND



                                                      BRIGHTHOUSE LIFE INSURANCE

                                                                         COMPANY


This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts (the "Contracts") issued by Brighthouse Separate Account A (the "Separate Account") by Brighthouse Life Insurance Company ("BLIC" or "we" or "us" or "our"). Please read it carefully before you invest and keep it for future reference. The Contracts are designed to provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("Qualified Plans").


The Contracts are issued to an employer or organization, which is the owner ("Owner") of the Contract. After completing an enrollment form and arranging for your Purchase Payments to begin, you are a participant ("Participant") and, except as provided below, a certificate ("Certificate") will be provided to you that gives you a summary of the Contract provisions. The Certificate also serves as evidence of your participation in the plan ("Plan"). Certificates are not provided to Participants under deferred compensation or qualified corporate retirement plans.


THE CONTRACTS ARE NOT CURRENTLY OFFERED FOR SALE; HOWEVER, CERTIFICATES MAY BE ISSUED TO NEW PARTICIPANTS UNDER EXISTING CONTRACTS.


You decide how to allocate your Purchase Payments among the funds offered as investment options under the Contracts (the "Funds"). You may allocate your Purchase Payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by us, or to the Separate Account. The Separate Account, in turn, invests in the following underlying Funds:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund


     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I  -- CLASS A

     Brighthouse Small Cap Value Portfolio

     Invesco Small Cap Growth Portfolio

     MFS(R) Research International Portfolio


     Morgan Stanley Discovery Portfolio


     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A

     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio

     Brighthouse/Wellington Core Equity Opportunities Portfolio

     MetLife Aggregate Bond Index Portfolio

     MetLife Mid Cap Stock Index Portfolio

     MetLife MSCI EAFE(R) Index Portfolio

     MetLife Russell 2000(R) Index Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     MFS(R) Value Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio




DEUTSCHE DWS VARIABLE SERIES I -- CLASS A

     DWS CROCI(R) International VIP




FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Asset Manager Portfolio

     Contrafund(R) Portfolio

     Government Money Market Portfolio

     Growth Portfolio

     Overseas Portfolio



T. ROWE PRICE GROWTH STOCK FUND, INC.


THE ALGER PORTFOLIOS -- CLASS I-2

     Alger Small Cap Growth Portfolio



Funds may have been subject to a change. Please see "Appendix C - Additional Information Regarding the Funds."


IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE FUNDS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US.

INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT. IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL FUNDS AVAILABLE UNDER YOUR CONTRACT.



You can choose any combination of the Funds. Your Participant's Account will vary daily to reflect the investment experience of the Funds selected. These Funds are described in detail in the Fund prospectuses. Please read these prospectuses carefully before you invest.


The Contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal



If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI"), dated April 29, 2019, free of charge by calling or writing to us at: Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, (800) 343-8496. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 39 of the Prospectus.



The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 29, 2019

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS.................................   4
GLOSSARY...............................................   4
SUMMARY OF THE CONTRACTS...............................   6
FEE TABLES AND EXAMPLES................................   9
FINANCIAL AND PERFORMANCE
INFORMATION............................................  13
DESCRIPTION OF BRIGHTHOUSE LIFE
INSURANCE COMPANY, THE GENERAL
ACCOUNT, THE SEPARATE ACCOUNT, THE
FUNDS AND SERVICE PROVIDERS............................  13
     The Insurance Company.............................  13
     The General Account...............................  13
     The Separate Account..............................  14
     The Funds.........................................  14
     Principal Underwriter.............................  17
     Servicing Agent...................................  18
CONTRACT CHARGES.......................................  18
     Premium and Other Taxes...........................  18
     Surrender Charge..................................  18
     Administrative Fees...............................  19
     Transaction Charges...............................  19
     Mortality and Expense Risk Charge.................  20
     Distribution Expense Charge.......................  20
     Income Taxes......................................  20
     Fund Expenses.....................................  20
     Free Look Period..................................  20
     Deferred Compensation Plans.......................  21
DESCRIPTION OF THE CONTRACTS...........................  21
     General...........................................  21
     Assignment........................................  21
     Purchase Payments.................................  21
     Transfers.........................................  22
     Restrictions on Transfers.........................  23
     Loans -- 403(b) Plans Only........................  25
     Cybersecurity.....................................  25
     Modification of the Contracts.....................  26
ACCUMULATION PERIOD....................................  26
     Crediting Accumulation Units In The Separate
       Account.........................................  26
     Separate Account Accumulation Unit Current
       Values..........................................  26
     Surrender From The Separate Account...............  27
     Payment of Surrender Amount.......................  27
     Account Statements................................  27
ANNUITY BENEFITS.......................................  28
     Variable Annuity Payments.........................  28
     Assumed Investment Return.........................  28
     Election of Annuity Date and form of Annuity......  28
     Election of Annuity Date..........................  28
     Form of Annuity...................................  28
     Frequency of Payment..............................  29
     Level Payments Varying Annually...................  29
     Annuity Unit Values...............................  30
DEATH BENEFITS.........................................  30
     Death before the Annuity Date.....................  30
     Death after the Annuity Date......................  31
     Abandoned Property Requirements...................  31
FEDERAL TAX CONSIDERATIONS.............................  31
VOTING RIGHTS..........................................  38
LEGAL PROCEEDINGS......................................  38
ADDITIONAL INFORMATION.................................  38
TABLE OF CONTENTS OF STATEMENT OF
ADDITIONAL INFORMATION.................................  39
APPENDIX A --  CONDENSED FINANCIAL
INFORMATION............................................ A-1
APPENDIX B --  PARTICIPATING INVESTMENT
PORTFOLIOS............................................. B-1
APPENDIX C --  ADDITIONAL INFORMATION
REGARDING THE FUNDS.................................... C-1
APPENDIX D --  PREMIUM TAX TABLE....................... D-1


BLIC does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. BLIC has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material BLIC authorizes.

GLOSSARY

These terms have the following meanings when used in this Prospectus:


ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Series of the Separate Account under a Contract at any time before Annuity payments commence.


ANNUITANT - The person on whose life Annuity payments under a Contract are based.


ANNUITY - A stream of income payments made to an Annuitant for a defined period of time.


ANNUITIZATION OR ANNUITY DATE -  The date on which Annuity payments begin.


ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Series of the Separate Account under a Contract after such payments have commenced.


ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.


BENEFICIARY -  The person who has the right to a Death Benefit upon your death.


BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange ("NYSE") is not open for trading.


CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified corporate retirement plans.


CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.


CERTIFICATE YEAR - The 12-month period that begins on your Certificate Date and on each anniversary of this date.


CONTRACT -  The agreement between the Owner and BLIC covering your rights.


FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.


FREE LOOK PERIOD - The 20-day period when you first receive your Certificate. During this time period, you may cancel your interest in the Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or your Participant's Account in some states).



FUND (OR INVESTMENT PORTFOLIO) - An open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.



GENERAL ACCOUNT - All assets of BLIC other than those in the Separate Account or any of its other segregated asset accounts.


GOOD ORDER - A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative (where applicable) before submitting the form or request.


NORMAL ANNUITY DATE - The date on which Annuity payments begin if you do not select another date.


OWNER -  The person who has title to the Contract.


PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.


PARTICIPANT'S ACCOUNT (OR ACCOUNT) - The sum of your interest in each Series of the Separate Account and your interest in the General Account. Your interest in the Series of the Separate Account is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.


PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.


PURCHASE PAYMENT - The amounts paid by or for you to BLIC in order to provide benefits under the Contract.


SEPARATE ACCOUNT - The segregated asset account entitled "Brighthouse Separate Account A" which has been established by us under Delaware law to receive and invest amounts allocated by you and other Participants under the Contracts and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.


SERIES - Series are subdivisions of the Separate Account. Accumulation Unit values and Annuity Unit values are maintained separately for each Series corresponding to a designated Fund.


SURRENDER CHARGE (SURRENDER CHARGE) - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with BLIC.


VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day as of the close of regular trading on the NYSE (typically 4 p.m. Eastern time.) A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. There will be one Valuation Date in each calendar week for Annuity Unit values. BLIC will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.


VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.


VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Series of the Separate Account.

SUMMARY OF THE CONTRACTS


THE CONTRACTS



The Contracts may be offered to:


o  Qualified Plans such as:



   o Section 403(b) tax-sheltered annuities;


   o Section 457 deferred compensation plans;


   o Section 401 pension and profit sharing plans; and


   o individual retirement annuities ("IRAs") under Section 408 of the Internal Revenue Code (the "Code").


Note: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and there should be reasons other than tax deferral for purchasing the Contract.


Please see the section "Federal Tax Considerations" for more information.


This Prospectus describes all the material features of the Contracts.


THIS PROSPECTUS APPLIES ONLY TO THE VARIABLE PORTION OF THE CONTRACT



PURCHASE PAYMENTS



Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment).


There is no initial sales charge; however, the charges and deductions described under "Contract Charges" will be deducted from the Participant's Account.


Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Participant's Account allocated to the General Account or to the Separate Account.


Please see "Transfers" for more information.


You can transfer amounts allocated to the Separate Account:


o  between any of the Series, at any time and as many times as you choose


o to the General Account at any time before the amount has been applied to a Variable Annuity option


See, however, restrictions on transfers in "Description of the Contracts - Restrictions on Transfers."



SEPARATE ACCOUNT



Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more Series of the Separate Account, each of which invests in one of the underlying Funds.


Please see "The Separate Account" and "The Funds" for more information.



CHARGES AND DEDUCTIONS



Please see "Contract Charges" for more information.


The following fees and expenses apply under the Contracts:


DISTRIBUTION EXPENSE CHARGE


BLIC assumes the risk that surrender charges will be insufficient to cover the actual costs of distribution. As compensation for assuming this risk, BLIC will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract. The distribution expense charge (sales load), together with any contingent deferred sales charge will never exceed 9% of Purchase Payments.


MORTALITY AND EXPENSE RISK CHARGE


BLIC charges a fee for bearing certain mortality and expense risks under the Contract. You pay the mortality and expense risk charge during the accumulation phase and the income phase. As compensation for assuming these risks, BLIC will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.


ADMINISTRATIVE FEE


There is an administrative fee of $21.50 plus $2.50 for each Series in which you invest. BLIC currently waives these administrative fees for any Certificate Year during which you contribute $2,000 or more to your Participant's Account or your Participant's Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver. (No such termination or reduction of the waiver is contemplated at this time).

TRANSACTION FEES


A charge of $10 may be deducted for:


o  A transfer from any Series;


o A full or partial surrender (the charge is the lesser of $10 or 2% of the amount of the surrender); or


o  Annuitization of all or a part of your Participant's Account.


We currently waive the transaction charge for transfers from any Series, but reserve the right to impose the charge in the future. See, however, restrictions on transfers in "Description of the Contracts - Restrictions on Transfers."


SURRENDER CHARGE

  (CONTINGENT DEFERRED SALES CHARGE)


A surrender charge is deducted if you request a full or partial surrender of Purchase Payments from the Separate Account within 60 months after the Purchase Payment is made. The charge is 7% of the Purchase Payment and amounts credited to it.


However, for 403(b) plans, we will not deduct any surrender charge once nine
(9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge. WITHDRAWALS FROM 403(b) PLANS MAY BE RESTRICTED BY THE CODE.


The following expenses may be waived for certain deferred compensation plans:


o  administrative fees


o  transaction charges


o  distribution fees


o  surrender charges on certain surrenders


PREMIUM TAXES


State premium taxes (which range from 0% to 3.5% and are applicable only in certain jurisdictions) are payable to a state or government agency with respect to the Contract. They may be deducted on or after the date the tax is incurred. Currently, BLIC deducts these taxes upon Annuitization.



FREE LOOK PERIOD



You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Series during the Free Look Period.


Please see "Free Look Period" for more information.



VARIABLE ANNUITY PAYMENTS



You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.


If your monthly payments from a particular Series are less than $50, BLIC may change the frequency of your payments so that each payment will be at least $50 from that Series.



SURRENDER



You may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial surrender if:


o it would cause your interest in any Series or the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)


However, if you are surrendering the entire amount allocated to a Series, these restrictions do not apply.


You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Code. Certain restrictions apply for qualified contracts.


Please see "Surrender Charge" and "Federal Tax Considerations" for more information.



LOANS -  403(B) PLANS ONLY



You may be able to obtain a loan from the portion of your Participant's Account allocated to the General Account. Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the loan proceeds. At this time, there is no fee for administration. Loan proceeds may be considered taxable distributions under the Code in the event of a default in repayments.


BLIC:


o  may terminate loans


o  change the terms under which loans are made


Any action taken by BLIC would not affect outstanding loans.



DEATH BENEFIT



You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:


o  the total of all Purchase Payments less any partial surrenders; or


o  the value of the Participant's Account at settlement.


If the death occurs on or after age 65, the death benefit will be equal to the Participant's Account.


There is no death benefit after the payout phase begins, however, depending on the pay-out option you elect, any remaining guarantee will be paid to your Beneficiary.


Please see "Death Benefits" for more information.



STATE VARIATIONS



Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to assess transfer fees, requirements for unisex annuity rates and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this Prospectus. This Prospectus describes all the material features of the Contract. If you would like to review a copy of the Contract and any endorsements, contact our administrative office.



RESTRICTIONS ON TRANSFERS



BLIC has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Participants or the Funds. Upon detection of this activity, restrictions may be imposed on transfers.


Please see "Description of the Contracts - Restrictions on Transfers" for more information.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CERTIFICATE. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CERTIFICATE, SURRENDER THE CERTIFICATE, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES (WHICH RANGE FROM 0% TO 3.5% AND ARE APPLICABLE ONLY IN CERTAIN JURISDICTIONS -- SEE APPENDIX D) MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------


PARTICIPANT TRANSACTION EXPENSES TABLE
Surrender Charge1                                           7%
 (as a percentage of amounts accumulated with respect to a
 Purchase Payment)
Transaction Fee2,3                                          $10.00
 (each surrender, annuitization and transfer)
Loan Set-up Fee4                                            $50.00

--------------------------------------------------------------------------------

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE, NOT INCLUDING FUND FEES AND EXPENSES.

--------------------------------------------------------------------------------
PERIODIC FEES AND EXPENSES TABLE



Administrative Fee5    $21.50 plus
 (deducted annually)   $ 2.50 for
                       each Series

Separate Account Annual Expenses

 (referred to as Separate Account Product Charges)

 (as a percentage of average Participant's Account value in the Separate
Account)



Mortality and Expense Risk Charge         1.25%
Distribution Expense Charge               0.10%
                                          ----

Total Separate Account Annual Expenses6   1.35%

--------------------------------------------------------------------------------
Notes



1. Surrender charges decline based on date of Purchase Payment. (See "Contract Charges - Surrender Charge")



Number of Complete Months from
Receipt of Purchase Payment        % Charge
-------------------------------   ---------
60 months or less                     7
More than 60 months                   0


Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out
                                       basis.


2. In the event of a surrender, the fee is the lesser of $10 or 2% of the amount surrendered.


3. In the event of a transfer, the fee applies to each transfer from a Series. We currently waive this fee.


4. For 403(b) Plans only, loans will be charged an initial set-up fee of $50.00.


5. The Administrative Fee is currently waived if you make purchase payments of $2,000 or more in a Certificate Year or if your Participant's Account value is $10,000 or more at the end of the Certificate Year.


6. Total Separate Account Expenses are 1.25% under the Retirement Companion version of the Contract.

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN THE FOLLOWING TABLES. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE MAKING YOUR ALLOCATIONS TO THE INVESTMENT OPTIONS.



MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES




                                                                             Minimum  Maximum
                                                                           --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,   0.26%     1.13%
distribution and/or service (12b-1) fees, and other expenses)



FUND FEES AND EXPENSES AS OF DECEMBER 31, 2018


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.




                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
FUND                                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2
 American Funds Global Small                   0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                    0.32%         0.25%        0.02%

 American Funds Growth-Income Fund             0.26%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse Small Cap Value Portfolio         0.75%          --          0.03%

 Invesco Small Cap Growth Portfolio            0.85%          --          0.03%

 MFS(R) Research International Portfolio       0.70%          --          0.05%

 Morgan Stanley Discovery Portfolio            0.64%          --          0.04%

 PIMCO Total Return Portfolio                  0.48%          --          0.26%

 T. Rowe Price Large Cap Value Portfolio       0.57%          --          0.02%

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Bond Income Portfolio               0.33%          --          0.10%

 BlackRock Capital Appreciation Portfolio      0.69%          --          0.03%

 Brighthouse/Artisan Mid Cap Value             0.82%          --          0.04%
  Portfolio

 Brighthouse/Wellington Core Equity            0.70%          --          0.02%
  Opportunities Portfolio

 MetLife Aggregate Bond Index Portfolio        0.25%          --          0.03%

 MetLife Mid Cap Stock Index Portfolio         0.25%          --          0.05%

 MetLife MSCI EAFE(R) Index Portfolio          0.30%          --          0.08%

 MetLife Russell 2000(R) Index Portfolio       0.25%          --          0.06%

 MetLife Stock Index Portfolio                 0.25%          --          0.03%

 MFS(R) Total Return Portfolio                 0.56%          --          0.06%

 MFS(R) Value Portfolio                        0.61%          --          0.02%

 Neuberger Berman Genesis Portfolio            0.82%          --          0.03%

 T. Rowe Price Large Cap Growth                0.60%          --          0.02%
  Portfolio

 T. Rowe Price Small Cap Growth                0.47%          --          0.03%
  Portfolio




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
FUND                                          EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2
 American Funds Global Small                    --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                     --        0.59%           --          0.59%

 American Funds Growth-Income Fund              --        0.53%           --          0.53%

BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse Small Cap Value Portfolio        0.08%       0.86%         0.01%         0.85%

 Invesco Small Cap Growth Portfolio             --        0.88%         0.08%         0.80%

 MFS(R) Research International Portfolio        --        0.75%         0.10%         0.65%

 Morgan Stanley Discovery Portfolio             --        0.68%         0.02%         0.66%

 PIMCO Total Return Portfolio                   --        0.74%         0.03%         0.71%

 T. Rowe Price Large Cap Value Portfolio        --        0.59%         0.05%         0.54%

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Bond Income Portfolio                --        0.43%           --          0.43%

 BlackRock Capital Appreciation Portfolio       --        0.72%         0.09%         0.63%

 Brighthouse/Artisan Mid Cap Value              --        0.86%         0.05%         0.81%
  Portfolio

 Brighthouse/Wellington Core Equity             --        0.72%         0.11%         0.61%
  Opportunities Portfolio

 MetLife Aggregate Bond Index Portfolio         --        0.28%         0.01%         0.27%

 MetLife Mid Cap Stock Index Portfolio          --        0.30%           --          0.30%

 MetLife MSCI EAFE(R) Index Portfolio         0.01%       0.39%           --          0.39%

 MetLife Russell 2000(R) Index Portfolio        --        0.31%           --          0.31%

 MetLife Stock Index Portfolio                  --        0.28%         0.01%         0.27%

 MFS(R) Total Return Portfolio                  --        0.62%           --          0.62%

 MFS(R) Value Portfolio                         --        0.63%         0.06%         0.57%

 Neuberger Berman Genesis Portfolio             --        0.85%         0.01%         0.84%

 T. Rowe Price Large Cap Growth                 --        0.62%         0.05%         0.57%
  Portfolio

 T. Rowe Price Small Cap Growth                 --        0.50%           --          0.50%
  Portfolio


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
FUND                                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 Western Asset Management Strategic      0.57%          --          0.03%        --        0.60%         0.06%         0.54%
  Bond Opportunities Portfolio

DEUTSCHE DWS VARIABLE
 SERIES I -- CLASS A
 DWS CROCI(R) International VIP          0.79%          --          0.34%        --        1.13%         0.26%         0.87%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Asset Manager Portfolio                 0.49%          --          0.11%      0.02%       0.62%           --          0.62%

 Contrafund(R) Portfolio                 0.54%          --          0.08%        --        0.62%           --          0.62%

 Government Money Market Portfolio       0.18%          --          0.08%        --        0.26%           --          0.26%

 Growth Portfolio                        0.54%          --          0.09%        --        0.63%           --          0.63%

 Index 500 Portfolio++                   0.05%          --          0.05%        --        0.10%           --          0.10%

 Overseas Portfolio                      0.66%          --          0.13%        --        0.79%           --          0.79%

T. ROWE PRICE GROWTH STOCK FUND,         0.51%          --          0.15%        --        0.66%           --          0.66%
 INC.
THE ALGER PORTFOLIOS -- CLASS I-2
 Alger Small Cap Growth Portfolio        0.81%          --          0.20%        --        1.01%           --          1.01%



++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CERTIFICATE WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE PARTICIPANT TRANSACTION EXPENSES, ADMINISTRATIVE FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CERTIFICATE FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)   IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF THE APPLICABLE TIME
PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $972      $1,416      $1,956      $2,799
    minimum        $885      $1,153      $1,514      $1,899



(2)   IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $272        $786      $1,326      $2,799
    minimum        $185        $523      $  884      $1,899



(3)   IF YOU DO NOT SURRENDER YOUR CERTIFICATE:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $272        $786      $1,326      $2,799
    minimum        $185        $523      $  884      $1,899


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

FINANCIAL AND PERFORMANCE INFORMATION

All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the SEC in the Form N-4 Registration Statement. These methods are described in detail in the SAI.



PERFORMANCE INFORMATION

We periodically advertise Series performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable Transaction Fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the Transaction Fees.


For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.


In addition, certain Fund performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials, performance information for Funds or Series related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain Contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



FINANCIAL INFORMATION

Financial Statements of the Separate Account and BLIC are contained in the SAI. Please see the section "Additional Information" of this Prospectus for information on how to obtain a copy of the SAI.



DESCRIPTION OF BRIGHTHOUSE LIFE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


THE INSURANCE COMPANY


Brighthouse Life Insurance Company ("BLIC") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.



BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.




THE GENERAL ACCOUNT


All of the assets of BLIC, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate to the General Account. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by BLIC. The minimum interest rate depends on the date your Contract is issued but will not be less than 3%. Your financial representative (where applicable) can tell you the current and minimum rates that apply. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 ("Securities Act") and the General Account has not been registered as an investment company under the 1940 Act. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, BLIC bears the full investment risk for amounts in the General Account. BLIC has sole discretion to invest the assets of the General Account, subject to applicable law. All guarantees as to Purchase Payments or Account value allocated to the General Account, interest credited to the General Account, and Fixed Annuity payments are subject to BLIC's financial strength and claim-paying ability. Please see the terms of your Certificate for more information.



THE SEPARATE ACCOUNT


The Board of Directors of MetLife Investors USA adopted a resolution to establish the Separate Account in accordance with the Delaware Insurance Code on May 29, 1980. Prior to March 6, 2017, the Separate Account was known as MetLife Investors USA Separate Account A. On November 14, 2014, following the close of business, MetLife Investors USA merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that BLIC offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.


The assets of the Separate Account are held in BLIC's name on behalf of the Separate Account and legally belong to BLIC. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of BLIC's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including BLIC's creditors. All the income, gains, and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to BLIC's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of BLIC's other business. Furthermore, BLIC is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. Any obligations that exceed the assets in the Separate Account are payable by the General Account. The amount of the death benefit that exceeds the Account value is paid from the General Account. Benefit amounts paid from the General Account are subject to the claims-paying ability of BLIC and BLIC's long-term ability to make such payments and are not guaranteed by our parent company, Brighthouse Financial, Inc., or by any other party. For other annuity contracts and life insurance policies that BLIC issues, all amounts owed under the contracts and policies are paid from the General Account. BLIC is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the General Account. However, there is no guarantee that BLIC will be able to meet all claims-paying obligations. There are risks to purchasing any insurance product.


The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Over twenty-five of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.


The investment adviser to certain of the Funds offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.



THE FUNDS


The following Funds are available as investment options under the Contract. YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, 11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277, (800) 343-8496. Certain Funds described in the prospectuses may not be available with your Contract. Appendix B contains a summary of investment objectives and the names of the subadviser, if any, for each Fund.



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the Contract:


     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund

BRIGHTHOUSE FUNDS TRUST I  -- CLASS A

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the Contract:


     Brighthouse Small Cap Value Portfolio

     Invesco Small Cap Growth Portfolio

     MFS(R) Research International Portfolio


     Morgan Stanley Discovery Portfolio


     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the Contract:


     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio

     Brighthouse/Wellington Core Equity Opportunities Portfolio

     MetLife Aggregate Bond Index Portfolio

     MetLife Mid Cap Stock Index Portfolio

     MetLife MSCI EAFE(R) Index Portfolio

     MetLife Russell 2000(R) Index Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     MFS(R) Value Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio




DEUTSCHE DWS VARIABLE SERIES I -- CLASS A


Deutsche Variable Series I is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser to each portfolio. The following portfolio is available under the Contract:



     DWS CROCI(R) International VIP



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the Contract:


     Asset Manager Portfolio

     Contrafund(R) Portfolio

     Government Money Market Portfolio

     Growth Portfolio

     Overseas Portfolio



T. ROWE PRICE GROWTH STOCK FUND, INC.

T. Rowe Price Growth Stock Fund, Inc. is a mutual fund with multiple portfolios. T. Rowe Price Associates, Inc. serves as investment adviser to the portfolios. The following portfolio is available under the Contract:


     T. Rowe Price Growth Stock Fund, Inc.



THE ALGER PORTFOLIOS -- CLASS I-2

The Alger Portfolios is a mutual fund with multiple portfolios. Fred Alger Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the Contract:


     Alger Small Cap Growth Portfolio


While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those retail mutual funds. The Funds most likely will not have the same performance experience as any retail mutual fund. Moreover, a Series that invests in a retail fund will have lower investment performance than the retail fund due to Contract charges and expenses.


The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information.


Shares of each Fund are purchased for the corresponding Series. These Funds invest in stocks, bonds and other investments. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.


The Funds listed above other than the T. Rowe Price Growth Stock Fund, Inc. are available only by purchasing annuities and life insurance policies offered by BLIC or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by BLIC. Fund shares will be redeemed by the Series to the extent necessary for BLIC to make annuity or other payments under the Contracts.



Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.



The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to BLIC's Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. BLIC monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Owners.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. An investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of a Fund or its affiliates may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in BLIC's role as intermediary, with respect to the Funds. BLIC and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. We will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Fund Expenses" for information on the management fees paid by the Funds and the SAI for the Funds for information on the management fees paid by the adviser to the subadvisers.)


Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Fund's 12b-1 Plan, if any, is described in more detail in the Fund's prospectus. (See "Fee Tables and Examples - Fund Expenses" and "Principal Underwriter.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or to our Distributor. Payments under a Fund's 12b-1 Plan decrease the Fund's investment return.


HOW WE SELECT THE FUNDS. We select the Funds offered through the Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will make payment to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive with Regard to the Funds" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Funds advised by our affiliates than those that are not, we may be more inclined to offer Funds advised by our affiliates in the variable insurance products we issue. In some cases, we have included Funds based on recommendations made by selling firms. These selling firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Account value to such Funds. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Participant's Account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Participants. We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Principal Underwriter.")


WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


SUBSTITUTION OF FUND SHARES. BLIC may substitute shares of another fund for Fund shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by BLIC's management in view of the purposes of the Contracts. The substituted fund may have higher fees and expenses. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act. Furthermore, we may close investment portfolios to allocation of Purchase Payments or Contract value, or both, at any time in our sole discretion.



PRINCIPAL UNDERWRITER


Brighthouse Securities, LLC ("Distributor"), 11225 North Community House Road, Charlotte, NC, 28277, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority ("FINRA"), is an affiliate and principal underwriter for the Contracts. FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. The Distributor is a Delaware limited liability company. Prior to March 6, 2017, the principal underwriter and distributor of the Contracts was MetLife Investors Distribution Company.


BLIC has entered into a distribution agreement with Distributor for the distribution of the Certificates. We pay compensation to Distributor for sales of the Contracts and Certificates by the selling firm.


We pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Distributor enters into selling agreements with unaffiliated selling firms for the sale of the Contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to Participants or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their financial representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


BLIC and Distributor may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Funds which are offered under the Contract. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contract.


Distributor pays compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8.5% of purchase payments. We also pay commissions when a Participant elects to begin receiving Annuity payments. (See "Annuity Benefits - Variable Annuity Payments.")


From time to time, BLIC pays organizations, associations and non-profit organizations fees to sponsor BLIC's variable annuity contracts. BLIC may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from BLIC. BLIC also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. BLIC may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. BLIC also may retain finders and consultants to introduce BLIC to potential clients and for establishing and maintaining relationships between BLIC and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. BLIC or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the contracts.



SERVICING AGENT



MetLife Services and Solutions, LLC or Metropolitan Life Insurance Company, with whom we were previously affiliated, provide BLIC with personnel, administrative and enrollment services, including: officers, office space, supplies, utilities, office equipment, travel expenses and periodic reports.




CONTRACT CHARGES

BLIC deducts the charges described below, and we may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all Series, and the General Account in which you are invested.


These charges may not be changed under the Contract, and BLIC may profit from these charges in the aggregate.



PREMIUM AND OTHER TAXES


BLIC reserves the right to deduct from Purchase Payments, surrenders, death benefits or Annuity payments any taxes relating to the Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state law which is imposed on payments we make to certain persons and income tax withholdings on surrenders and Annuity payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at out sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Participant's Account value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity payments begin. See Appendix D for more information.



SURRENDER CHARGE


The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.


No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant's Account. During the accumulation phase, you can withdraw part or all of the Participant's Account. For 403(b) Plans only, in the first surrender of each calendar year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges, provided that the proceeds are paid solely to the Participant or the Beneficiary. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) Plans may be restricted by the Code.


If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a surrender charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a surrender charge, amounts are withdrawn from your Contract in the following order:


1. Earnings in your Contract (earnings are equal to the Participant's Account, less Purchase Payments not previously withdrawn); then


2. For 403(b) Plans only, the free withdrawal amount described above (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payment not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.

The following schedule shows the surrender charges that apply during the 60 months following each Purchase Payment:



       Number of Months
 Since Purchase Payment Date     Surrender Charge
-----------------------------   -----------------
60 months or less                      7%
More than 60 months                    0%

The Surrender Charge amount is the gross surrender amount multiplied by the Surrender Charge.


gross surrender amount x Surrender Charge = Surrender Charge amount


If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest. A surrender charge, if any, will not be applied to the amounts deducted to cover the surrender charge.


BLIC will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.


DIVORCE. A withdrawal pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Participant's Account and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


EXCEPTIONS TO SURRENDER CHARGE


In some cases, BLIC will not charge you the surrender charge when you make a surrender. You do not pay the surrender charge:


o  on transfers made within the Contract;


o  on withdrawals of Purchase Payments you made over 60 months ago;


o If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction;


o If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any calendar year (subject to Code restrictions);


o If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement. This Contract feature is not available in Massachusetts and South Dakota;


o When you are an officer, director or full time employee of BLIC or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only;


o on required minimum distributions from, or excess contributions to, a qualified contract (but only with respect to amounts required to be distributed from this contract); and


o If permitted in your state, if you are the Plan Participant and you make a direct transfer of your Participant's Account to another funding option or annuity contract issued by BLIC or one of its affiliates and BLIC or its affiliate agrees.


Please note that deductions are made and expenses paid out of the underlying Fund's assets, as well. A description of these fees and expenses are described in each Fund's prospectus.



ADMINISTRATIVE FEES


An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Participant's Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction. Contract administration expenses we incur include:


o  the cost of Contract issuance;


o  rent;


o  stationery and postage;


o  telephone and travel expenses;


o  salaries;


o  legal, administrative, actuarial and accounting fees;


o  periodic reports; and


o  office equipment, and custodial expenses.


The administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant's Account is $10,000 or more at the end of the Certificate Year.



TRANSACTION CHARGES


A $10 transaction charge will be deducted from your Account for each transfer from a Series (see "Transfers") and upon annuitizaton of all or a portion of your

Participant's Account (see "Annuity Benefits"). When you make a full or partial surrender, a transaction charge will be deducted from your Participant's Account in an amount equal to the lesser of:


o  $10 or


o  2% of the amount surrendered.


These charges are at cost. BLIC does not anticipate profiting from them. Transaction charges for transfers from one Series of the Separate Account to another Series of the Separate Account are currently waived. (See, however, "Description of the Contracts - Restrictions on Transfers.")



MORTALITY AND EXPENSE RISK CHARGE


BLIC charges a fee for bearing certain mortality and expense risks under the Contract. You pay the mortality and expense risk charge during the accumulation phase and the income phase. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, BLIC will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.


If BLIC has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.


BLIC may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.



DISTRIBUTION EXPENSE CHARGE


BLIC also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:


o  commissions,


o  fees,


o  registration costs, and


o direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)


As compensation for assuming this risk, BLIC will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the SEC deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described under "Surrender Charge" above, will never exceed 9% of purchase payments.



LOAN SET-UP FEE -  403(B) PLANS ONLY

You may be able to obtain a loan from the portion of your Participant's Account allocated to the General Account. Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the loan proceeds. At this time, there is no fee for administration. Loan proceeds may be considered taxable distributions under the Code in the event of a default in repayments.


BLIC:


o  may terminate loans


o  change the terms under which loans are made


Any action taken by BLIC would not affect outstanding loans.



INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.



FUND EXPENSES


There are deductions from and expenses paid out of the assets of the various Funds, which are described in the fee table in this prospectus and in the Fund prospectuses. These deductions and expenses are not charges under the terms of the Contract but are represented in the share values of the investment options.



FREE LOOK PERIOD


You may cancel your interest in the Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, BLIC must receive your request to cancel in writing at its administrative office within the 20-day period. If the Certificate is mailed to BLIC, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to BLIC.


The returned Certificate will be treated as if BLIC never issued it, and BLIC will refund your Purchase Payments or, if permitted by state law, the greater of the Purchase Payments or the Participant's Account. Purchase Payments that you make to the Separate Account will be allocated to the Government Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Government Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.



DEFERRED COMPENSATION PLANS


For qualified Section 457 deferred compensation Plans, BLIC may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:


o  death,


o  disability,


o  retirement,


o  termination of employment,


o  unforseeable emergency, or


o  transfer to another investment provider.



DESCRIPTION OF THE CONTRACTS


GENERAL


The Contracts (known as Form 226R1) may be offered to Qualified Plans such as:


o  Section 403(b) tax-sheltered annuities;


o  Section 457 deferred compensation plans;


o  Section 401 pension and profit sharing plans; and


o  individual retirement annuities under Section 408 of the Code.


The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.


A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, except as provided below, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. No Certificates are issued to Participants under deferred compensation or qualified corporate retirement plans.


The group Contracts may be restricted by the Plan as to your exercise of certain rights provided under the Contracts. You should refer to the Plan for information concerning these restrictions.


Due to IRS regulations affecting 403(b) plans, we will only issue new Certificates where your employer currently permits salary reduction contributions to be made to the Certificate.



ASSIGNMENT


If permitted by the Plan, you may assign your interest in the Contract by providing BLIC with written notice. Where a Contract is issued in connection with a non-governmental deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.


BLIC will not be bound by the assignment until written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. An assignment may be a taxable event.



PURCHASE PAYMENTS


You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by BLIC. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment), or such lesser amount as is required by federal tax law. Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision. You will periodically receive a confirmation of Purchase Payments which have been received.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Payment of Surrender Amount.")


We will credit Purchase Payments to a Contract on the same Business Day we receive it, if received in Good Order by prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If we receive the Purchase Payment after close of the NYSE, we will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on your behalf are not submitted to us in a timely manner or in Good Order, there may be a delay in when amounts are credited.


If you send a Purchase Payment or transaction request to an address other than the one we have designated for receipt of such Purchase Payments or requests, it will not be in Good Order. We may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your Participant's Account.



TRANSFERS


ACCUMULATION UNITS


Except as otherwise limited under "Restrictions on Transfers" below, you may transfer Accumulation Units from one Series to another or from a Series to the General Account at any time.


You may not make a transfer from the General Account to Accumulation Units of a Series of more than 20% of your interest in the General Account in any one year. It is important to note that it will take over 10 years (assuming no additional purchase payments or transfers into the General Account and discounting any accrued interest) to make a complete transfer of your interest from the General Account to Accumulation Units of a Series because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining interest in the General Account rather than transfers based upon a fixed number of years. For example (based upon the assumptions above), if your initial interest in the General Account is $100, the 20% transfer allowance only allows you to transfer up to $20 the first year. If you transfer the maximum transfer allowance that year, you may only transfer up to $16 the following year based on the 20% transfer allowance of the $80 interest remaining in the General Account for the year. It is important to consider when deciding to invest in the General Account whether this 20% transfer allowance restriction fits your risk tolerance and time horizon.


Your transfer instructions must be in writing or, if permitted by BLIC, by telephone, Internet or other means approved by BLIC.


Requests for service may be made:


o By telephone at (1-800-560-5001), between the hours of 7:30 AM and 5:30 PM Central Time Monday through Thursday and 7:30 AM and 5:00 PM Central Time on Friday; or


o In writing to us at the Annuity Service Center at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.


Your transfer request must be in Good Order. If BLIC permits transfers by telephone, you will be required to complete an authorization on the Certificate enrollment or on another form that BLIC may require. We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.


Telephone or computer systems may not always be available. Any telephone or computer system can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277.


Transfer requests received in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.


ANNUITY UNITS


You may convert Annuity Units from one Series to another at any time. You may not convert Annuity Units from a Series to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for Variable Annuity payments. Conversions of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.


MINIMUM TRANSFER


A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Participants to make transfers may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which may in turn adversely affect Participants and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds

      Alger Small Cap Growth Portfolio

      American Funds Global Small Capitalization Fund

      Brighthouse Small Cap Value Portfolio


      DWS CROCI(R) International VIP


      Invesco Small Cap Growth Portfolio

      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      Overseas Portfolio

      T. Rowe Price Small Cap Growth Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


(the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios.


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Participant's Account value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their Funds available in our products, American Funds requires us to treat all American

Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Fund.


In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Participants) will not be harmed by transfer activity relating to other insurance companies and/

or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Participants engaged in frequent trading, the Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We reserve the right to terminate the availability of any dollar cost averaging or reallocation program at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Participant). You should read the Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Funds except where the portfolio manager of a particular Fund has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



LOANS -- 403(B) PLANS ONLY


If you are in a 403(b) Plan, you may obtain a loan under the Contract from the value of your Participant's Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Participant's Account serves as the only security for the loan. BLIC may terminate a loan at its discretion in the event of a request for surrender.


The Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA"), eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the plan administrator or other designated Plan official.


Loan proceeds may cause you to incur tax liability (see "Federal Tax Considerations").


BLIC may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans.


Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the loan proceeds. At this time, there is no fee for administration.



CYBERSECURITY



Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Series invest, and it is possible the funds underlying your Contract could lose value. There can be no assurance that we or our service providers or the Series will avoid losses affecting your

Contract due to cyber-attacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Series invest




MODIFICATION OF THE CONTRACTS


BLIC must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.


BLIC is legally bound under the Contract to maintain these Annuity purchase rates. BLIC must also abide by the Contract's provisions concerning:


o  death benefits


o  deductions from Purchase Payments


o  deductions from Participant's Accounts for transaction charges


o deductions from the Separate Account for actuarial risk and administrative expense risk fees


o  guaranteed rates with respect to fixed benefits


BLIC and the Owner may change the Contract by mutual agreement at any time. No such change may affect any Participant's Account where the Participant's interest is nonforfeitable, without the written consent of that Participant. Changes must be made in writing. Any changes must comply with state laws where the Contract is delivered. BLIC may change such provisions without your consent to the extent permitted by the Contract, but only:


o with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;


o with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year's Purchase Payments; or


o to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.


We will notify you of any Contract changes. If you have any questions about any of the provisions of your Contract, you may write or call:


Brighthouse Life Insurance Company

11225 North Community House Road,
Charlotte, NC 28277
Phone: (800) 283-4536



ACCUMULATION PERIOD

The Net Investment Factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the mortality and expense risk and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.



CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT


BLIC will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. If payments on your behalf are not made in a timely manner or in Good Order, there may be a delay in when amounts are credited. BLIC determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.


SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES


The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets and the deduction of the separate account charge as described below. Purchase Payments and transfer requests are credited to a Participant's Account on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. The value of Accumulation Units is determined each Business Day as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. The net investment factor is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.



SURRENDER FROM THE SEPARATE ACCOUNT


You may surrender all or a portion of the cash value of your Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse Federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal and may be restricted by the plan or Federal tax law. These consequences are discussed in more detail under "Federal Tax Considerations." You should consult your tax adviser before making a withdrawal.


The surrender value of your Participant's Account in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. BLIC will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.


If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if the surrender would cause your interest in any Series or the General Account to have an after-surrender value of less than $200. However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.


PAYMENT OF SURRENDER AMOUNT


Payment of any amount surrendered from a Series will be made to you within seven days of the date that BLIC receives your written request.


You may submit a written withdrawal request, which must be received at the administrative office on or before the Normal Annuity Date, that indicates that the withdrawal should be processed as of the Normal Annuity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit value calculated as of the Normal Annuity Date.


BLIC may suspend surrenders when:


o The SEC restricts trading on the NYSE or NYSE is closed for other than weekends or holidays.


o  The SEC permits the suspension of withdrawals.


o The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.


We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.



ACCOUNT STATEMENTS


You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:


o  all transactions for the period being reported


o the number of Accumulation Units that are credited to your Participant's Account in each Series


o  the current Accumulation Unit value for each Series


o  your Participant's Account as of the end of the reporting period


BLIC is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise BLIC of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

ANNUITY BENEFITS

There are two people who are involved in payments under your Annuity:


o  you


o  the Beneficiary



VARIABLE ANNUITY PAYMENTS


The value of your Participant's Account in each Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series, but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.


ASSUMED INVESTMENT RETURN


Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.


Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.



ELECTION OF ANNUITY DATE AND FORM OF ANNUITY


You choose the Annuity Date and the form of Annuity payment.


ELECTION OF ANNUITY DATE


If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:


o  the month in which you attain age 75, or


o the date you are required to take a distribution under the terms of the Plan to which the Contract was issued.


You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.


Please note that Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.


FORM OF ANNUITY


Currently, BLIC provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed Annuity payment and Variable Annuity payment basis. Option 5 is available on a Fixed Annuity payment basis only.



OPTION 1 -- LIFE ANNUITY

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because BLIC does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.



OPTION 2 -- LIFE ANNUITY WITH 120, 180,

OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, BLIC guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.



OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. BLIC stops making payments with the last payment before the death of the last surviving payee. BLIC does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and BLIC does not pay death proceeds because of the death of the other payee.



OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

(FIXED ANNUITY ONLY)

BLIC makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by BLIC that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option. If your Contract is a Qualified Contract, this option may not always satisfy minimum required distribution rules. Consult a tax advisor before electing this option.


Due to underwriting, administrative or Code considerations, there may be limitations on payments to the survivor under Option 4 and/or the duration of the guarantee period under Options 2 and 5.


If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied under the Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.


The first year's Annuity payment described in Options 1 - 4 is calculated on the basis of:


o  the mortality table specified in the Contract,


o  the age, and where permitted, the sex of the Annuitant,


o  the type of Annuity payment option selected, and


o  the assumed investment return selected.


Your Annuity payments will depend on your choices. For lifetime options, the age of the Annuitant will also be considered. For example, if you select an Annuity Option that guarantees payments for your lifetime and your spouse's lifetime, your payments will be lower than if you selected an Annuity Option with payments over only your lifetime. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether you are alive (such as a Life Annuity with 120, 180, or 240 Monthly Payments Certain and Installment Life Refund Annuity) result in payments smaller than with Annuity Options without such guarantee (such as Life Annuity and Joint and Last Survivor Life Annuity). In addition, to the extent the Annuity Option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.


If you were issued a certificate before state law mandated unisex annuity rates (if applicable in your state) and that certificate had annuity rates that took the annuitant's sex into account, the annuity rates we use for that certificate will not be less than the guaranteed rates in the certificate when it was issued.


The Fixed Annuity payments described in Option 5 are calculated on the basis of:


o  the number of years in the payment period, and


o  the interest rate guaranteed with respect to the option.


Fixed Annuities are funded through the General Account of BLIC.



FREQUENCY OF PAYMENT


Your payments under all options will be made on a monthly basis unless you and BLIC have agreed to a different arrangement (choosing less frequent payments will result in each payment being larger).


Payments from each Series must be at least $50. If a payment from a Series will be less than $50, BLIC has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.



LEVEL PAYMENTS VARYING ANNUALLY


Your Variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly Variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly Variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, BLIC will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.


After calculating the amount due to you, BLIC transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.


The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, BLIC will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, BLIC will experience a loss.


You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.



ANNUITY UNIT VALUES


This is how BLIC calculates the Annuity Unit Value for each Series:


o First, BLIC determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.


o Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.


o Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.


o  Finally, the previous Annuity Unit Value is multiplied by this result.



DEATH BENEFITS


DEATH BEFORE THE ANNUITY DATE


If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account.


If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:


o your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments (including any applicable surrender charge); or


o  your Participant's Account.


Your Beneficiary(ies) receive the death benefit as either:


1) A lump sum that must be made within five (5) years of your death; or


2) Annuity income under Annuity Income Options One, Two or Five described in
      Article 7 of the Contract.


If your Beneficiary(ies) chooses one of the Annuity income options:


o Payments must begin within one year of your death (However, if your spouse is the sole designated beneficiary under a Qualified Contract, your spouse may delay commencement of payments to the date that you would have reached 70 1/2)


o The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the IRS.


o The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.


The death benefit will be determined when BLIC receives both due proof of death and an election for the payment method. Note that if BLIC is notified of your death before any requested transaction is completed (including transactions under a dollar cost averaging or reallocation program), we will cancel the request.



If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.



All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.


If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.


Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the account balance attributable to his/her portion of the death benefit remains in the Funds and is subject to investment risk.


If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.


You will also be considered to have outlived your Beneficiary(ies) in the following situations:


o  Your Beneficiary(ies) and you die at the same time.


o Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by BLIC before the date due.


Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that BLIC agrees to accept as proof of death.



DEATH AFTER THE ANNUITY DATE


If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:


o  have all the remaining rights and powers under a Contract, and


o  be subject to all the terms and conditions of the Contract.


If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by BLIC. This value is calculated on the next day of payment following receipt of due proof of death.


Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.


ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the last day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.



FEDERAL TAX CONSIDERATIONS


INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.


We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the portfolios to foreign jurisdictions.


For Federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.



QUALIFIED ANNUITY CONTRACTS


INTRODUCTION


The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections

401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.




ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



An IRA Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified Contract which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated beneficiary and you are separated from employment,



(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).



(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments to the Contract (including tax-free transfers or rollovers and additional withdrawals from the Contract.


The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


ROLLOVERS AND TRANSFERS


Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity Contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


      (a) minimum distribution requirements,


      (b) financial hardship, or


      (c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this Contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS



The death benefit in a qualified Contract is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your Contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


      (a) RMDs are required to be distributed from a Roth IRA after your death; and


      (b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own

IRA, or he or she may elect to transfer the death proceeds into an inherited
IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.



Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the Contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.



REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your qualified Contract by the Required Beginning Date. Generally, for retirement plans, the "Required Beginning Date" is April 1 following the later of:



      (a) the calendar year in which you reach age 70 1/2, or


      (b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 70 1/2.



For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 70 1/2.


A tax penalty of 50% applies to the shortfall of any required minimum distributions you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.



ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES


In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS


If you are under age 59 1/2, you generally cannot withdraw money from your TSA Contract unless the withdrawal:


1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;


2. Is exchanged to another permissible investment under your 403(b) plan;


3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;


4. Occurs after you die, leave your job or become disabled (as defined by the Code);


5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


7. Relates to rollover or after-tax contributions; or


8. Is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.



ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS


Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed purchase payment limits you may be subject to a tax penalty.


WITHDRAWALS


If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS


The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS


Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%. A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Upon the occurrence of a "Declared Disaster," like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER


Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS



In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



VOTING RIGHTS

As the owner of the Separate Account, BLIC is the legal owner of the shares of the Funds. Based upon BLIC's current view of applicable law, we will vote shares of the Funds (which are deemed attributable to the Contracts) based on instructions received from those having voting interests under the Contract concerning Fund shares and who are entitled to vote on Fund proposals at all regular and special shareholders meetings. The persons who have voting interests under a particular plan may include the plan administrator or the Participant if voting is passed through to such individuals. Your plan administrator can provide you with information in this regard. BLIC will vote all shares of the underlying Funds as directed. BLIC will send to those with voting interests, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When BLIC receives these instructions, it will vote all of the shares in proportion to the instructions. If BLIC does not receive voting instructions, from a recipient, it will vote their interest in the same proportion as represented by the votes it has received. The effect of this proportional voting is that a small number of those with voting interests may control the outcome of a vote. If BLIC determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.


BLIC is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless BLIC has actual knowledge that they are not.


When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.


There are certain circumstances under which BLIC may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.


The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.


The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.



LEGAL PROCEEDINGS

BLIC, like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. BLIC does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of Distributor to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.



ADDITIONAL INFORMATION


You may contact BLIC at the address and phone number listed on page 26 for further information. A copy of the SAI, dated April 29, 2019, which provides more detailed information about the Contracts, may be obtained by completing and mailing the form on the following page. The table of contents for the Statement of Additional Information is provided below.



A Registration Statement has been filed with the SEC under the Securities Act for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, BLIC and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


     The Insurance Company


     Surrender Charges


     Net Investment Factor


     Annuity Payments


      Basis of Variable Benefits


      Determination of Amount of Monthly Variable Annuity Payments for First
         Year


      Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years


      Annuity Unit Value


     Underwriters, Distribution of the Contracts


     Calculation of Performance


     Voting Rights


     Safekeeping of Securities


     Servicing Agent


     Independent Registered Public Accounting Firm


     Additional Federal Tax Considerations


      Qualified Annuity Contracts


      Types of Qualified Contracts


      ERISA


      Federal Estate Taxes


      Generation-Skipping Transfer Tax


      Annuity Purchase Payments by Nonresident Aliens and Foreign Corporations


     Financial Statements

      If you would like the Statement of Additional Information dated April 29, 2019, for the annuity contract issued by Brighthouse Life Insurance Company, at no charge, please print and fill in all information and mail to:



               Brighthouse Life Insurance Company

               Attn: Variable Products
               11225 North Community House Road
               Charlotte, NC 28277




-------------

  Name
-------------

  Address
-------------

  City       State   Zip Code

      BOOK-702

                                                               SAI-BLICFLEXBONUS

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2018. See "Accumulation Period -- Separate Account Accumulation Unit Current Values" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges.







                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -  CLASS 2

01/01/2009 to 12/31/2009         16.281891         25.910074      793,689.6089
01/01/2010 to 12/31/2010         25.910074         31.292611      692,612.6321
01/01/2011 to 12/31/2011         31.292611         24.963046      608,209.5666
01/01/2012 to 12/31/2012         24.963046         29.103284      549,030.1894
01/01/2013 to 12/31/2013         29.103284         36.832925      497,651.2404
01/01/2014 to 12/31/2014         36.832925         37.110373      444,456.1511
01/01/2015 to 12/31/2015         37.110373         36.710030      413,860.1952
01/01/2016 to 12/31/2016         36.710030         36.977746      359,488.3966
01/01/2017 to 12/31/2017         36.977746         45.930478      327,862.5681
01/01/2018 to 12/31/2018         45.930478         40.531775      297,825.4375
--------------------------       ---------         ---------      ------------

AMERICAN FUNDS GROWTH FUND -  CLASS 2

01/01/2009 to 12/31/2009         98.796102        135.886768      225,889.2491
01/01/2010 to 12/31/2010        135.886768        159.110466      197,917.0152
01/01/2011 to 12/31/2011        159.110466        150.267275      169,705.2669
01/01/2012 to 12/31/2012        150.267275        174.764387      151,415.5656
01/01/2013 to 12/31/2013        174.764387        224.324324      137,399.5781
01/01/2014 to 12/31/2014        224.324324        240.148175      121,837.6484
01/01/2015 to 12/31/2015        240.148175        253.176728      110,968.4612
01/01/2016 to 12/31/2016        253.176728        273.480692       97,922.1599
01/01/2017 to 12/31/2017        273.480692        346.163148       88,973.5593
01/01/2018 to 12/31/2018        346.163148        340.651025       78,052.9925
--------------------------      ----------        ----------      ------------

AMERICAN FUNDS GROWTH-INCOME FUND -  CLASS 2

01/01/2009 to 12/31/2009         74.484314         96.443252      255,288.6119
01/01/2010 to 12/31/2010         96.443252        106.023268      241,143.8757
01/01/2011 to 12/31/2011        106.023268        102.690225      226,239.0424
01/01/2012 to 12/31/2012        102.690225        119.017052      216,725.0749
01/01/2013 to 12/31/2013        119.017052        156.758120      208,849.8342
01/01/2014 to 12/31/2014        156.758120        171.103175      196,811.0208
01/01/2015 to 12/31/2015        171.103175        171.264467      175,053.9115
01/01/2016 to 12/31/2016        171.264467        188.435051      159,396.5743
01/01/2017 to 12/31/2017        188.435051        227.528333      141,697.5174
01/01/2018 to 12/31/2018        227.528333        220.449625      127,586.6971
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I

BRIGHTHOUSE SMALL CAP VALUE PORTFOLIO -  CLASS A

01/01/2009 to 12/31/2009        12.250143      15.326913          480,775.5409
01/01/2010 to 12/31/2010        15.326913      18.167955          410,886.9023
01/01/2011 to 12/31/2011        18.167955      16.365822          357,959.6977
01/01/2012 to 12/31/2012        16.365822      19.095981          315,401.1320
01/01/2013 to 12/31/2013        19.095981      25.021972          281,699.1444
01/01/2014 to 12/31/2014        25.021972      25.171442          232,259.0671
01/01/2015 to 12/31/2015        25.171442      23.541201          203,412.4818
01/01/2016 to 12/31/2016        23.541201      30.554815          192,779.5525
01/01/2017 to 12/31/2017        30.554815      33.757815          166,010.3607
01/01/2018 to 12/31/2018        33.757815      28.316283          142,203.9898
--------------------------      ---------      ---------          ------------

INVESCO SMALL CAP GROWTH -  CLASS A

01/01/2009 to 12/31/2009         9.852691      13.046039           38,931.3236
01/01/2010 to 12/31/2010        13.046039      16.278427           38,951.2421
01/01/2011 to 12/31/2011        16.278427      15.924707           49,265.3809
01/01/2012 to 12/31/2012        15.924707      18.617965           37,288.8660
01/01/2013 to 12/31/2013        18.617965      25.814347           43,008.0531
01/01/2014 to 12/31/2014        25.814347      27.552049           41,910.6964
01/01/2015 to 12/31/2015        27.552049      26.796272           43,090.4279
01/01/2016 to 12/31/2016        26.796272      29.536249           41,993.7409
01/01/2017 to 12/31/2017        29.536249      36.603971           37,652.0258
01/01/2018 to 12/31/2018        36.603971      32.942383           38,462.0518
--------------------------      ---------      ---------          ------------

MFS(R) RESEARCH INTERNATIONAL -  CLASS A

01/01/2009 to 12/31/2009        10.397442      13.533539          725,311.6553
01/01/2010 to 12/31/2010        13.533539      14.908241          704,722.0579
01/01/2011 to 12/31/2011        14.908241      13.173402          711,229.6040
01/01/2012 to 12/31/2012        13.173402      15.201589          681,939.5852
01/01/2013 to 12/31/2013        15.201589      17.934180          657,489.2557
01/01/2014 to 12/31/2014        17.934180      16.501895          623,681.6137
01/01/2015 to 12/31/2015        16.501895      16.036964          559,636.9879
01/01/2016 to 12/31/2016        16.036964      15.715548          503,427.8534
01/01/2017 to 12/31/2017        15.715548      19.925952          466,452.2604
01/01/2018 to 12/31/2018        19.925952      16.943162          436,156.2061
--------------------------      ---------      ---------          ------------

MORGAN STANLEY MID CAP GROWTH - CLASS A

05/03/2010 to 12/31/2010        13.508966      15.710242          255,187.3809
01/01/2011 to 12/31/2011        15.710242      14.466787          233,241.4996
01/01/2012 to 12/31/2012        14.466787      15.635383          215,417.7732
01/01/2013 to 12/31/2013        15.635383      21.488759          193,355.1926
01/01/2014 to 12/31/2014        21.488759      21.473044          173,269.6709
01/01/2015 to 12/31/2015        21.473044      20.171250          160,358.8564
01/01/2016 to 12/31/2016        20.171250      18.254972          148,099.2289
01/01/2017 to 12/31/2017        18.254972      25.280022          163,692.6205
01/01/2018 to 12/31/2018        25.280022      27.535533          155,793.0629
--------------------------      ---------      ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PIMCO TOTAL RETURN - CLASS A

01/01/2009 to 12/31/2009     13.513132         15.784226          4,201,202.0000
01/01/2010 to 12/31/2010     15.784226         16.882889          4,279,742.0000
01/01/2011 to 12/31/2011     16.882889         17.227037          3,918,425.0000
01/01/2012 to 12/31/2012     17.227037         18.619301          3,749,817.0000
01/01/2013 to 12/31/2013     18.619301         18.053398          3,285,635.0000
01/01/2014 to 12/31/2014     18.053398         18.611176          2,919,823.0000
01/01/2015 to 12/31/2015     18.611176         18.413676          2,457,540.0000
01/01/2016 to 12/31/2016     18.413676         18.684037          2,148,038.0000
01/01/2017 to 12/31/2017     18.684037         19.314031          1,893,116.0000
01/01/2018 to 12/31/2018     19.314031         19.059746                  0.0000
--------------------------   ---------         ---------          --------------

T. ROWE PRICE LARGE CAP VALUE - CLASS A

01/01/2009 to 12/31/2009     19.390758         22.703193          4,899,632.4882
01/01/2010 to 12/31/2010     22.703193         26.280025          4,432,352.0627
01/01/2011 to 12/31/2011     26.280025         24.951397          3,985,555.0687
01/01/2012 to 12/31/2012     24.951397         29.112873          3,644,435.1710
01/01/2013 to 12/31/2013     29.112873         38.514167          3,321,628.7808
01/01/2014 to 12/31/2014     38.514167         43.152396          3,025,516.3258
01/01/2015 to 12/31/2015     43.152396         41.163487          2,681,679.8368
01/01/2016 to 12/31/2016     41.163487         47.192124          2,428,488.5418
01/01/2017 to 12/31/2017     47.192124         54.601665          2,210,882.0602
01/01/2018 to 12/31/2018     54.601665         49.043056          1,967,348.1996
--------------------------   ---------         ---------          --------------

BRIGHTHOUSE FUNDS TRUST II

BLACKROCK BOND INCOME - CLASS A

01/01/2009 to 12/31/2009     49.677961         53.652236            108,243.7312
01/01/2010 to 12/31/2010     53.652236         57.346031             97,631.5272
01/01/2011 to 12/31/2011     57.346031         60.292467             84,848.5604
01/01/2012 to 12/31/2012     60.292467         63.968026             84,176.1097
01/01/2013 to 12/31/2013     63.968026         62.626635             69,839.8239
01/01/2014 to 12/31/2014     62.626635         66.164259             76,732.1664
01/01/2015 to 12/31/2015     66.164259         65.664505             70,362.9311
01/01/2016 to 12/31/2016     65.664505         66.806772             60,375.8330
01/01/2017 to 12/31/2017     66.806772         68.618395             55,989.7437
01/01/2018 to 12/31/2018     68.618395         67.451489             51,874.4317
--------------------------   ---------         ---------          --------------

BLACKROCK CAPITAL APPRECIATION - CLASS A

01/01/2009 to 12/31/2009     20.781032         28.045144             48,908.0272
01/01/2010 to 12/31/2010     28.045144         33.153311             38,917.2825
01/01/2011 to 12/31/2011     33.153311         29.783400             34,480.6544
01/01/2012 to 12/31/2012     29.783400         33.604960             32,932.7733
01/01/2013 to 12/31/2013     33.604960         44.499664             33,707.9224
01/01/2014 to 12/31/2014     44.499664         47.809362             33,666.0316
01/01/2015 to 12/31/2015     47.809362         50.129976             36,567.8276
01/01/2016 to 12/31/2016     50.129976         49.499933             29,407.0327
01/01/2017 to 12/31/2017     49.499933         65.408857             23,850.7756
01/01/2018 to 12/31/2018     65.408857         66.091398             28,580.2040
--------------------------   ---------         ---------          --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/ARTISAN MID CAP VALUE -  CLASS A

01/01/2009 to 12/31/2009     20.109724         28.086256            478,573.5801
01/01/2010 to 12/31/2010     28.086256         31.878289            434,801.8243
01/01/2011 to 12/31/2011     31.878289         33.577074            393,641.1285
01/01/2012 to 12/31/2012     33.577074         37.054396            346,562.1520
01/01/2013 to 12/31/2013     37.054396         50.031164            338,124.9891
01/01/2014 to 12/31/2014     50.031164         50.311566            298,767.5443
01/01/2015 to 12/31/2015     50.311566         44.950146            263,961.4396
01/01/2016 to 12/31/2016     44.950146         54.532001            235,120.9233
01/01/2017 to 12/31/2017     54.532001         60.699476            218,191.6815
01/01/2018 to 12/31/2018     60.699476         51.975687            196,659.6882
--------------------------   ---------         ---------            ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES -  CLASS A

01/01/2009 to 12/31/2009     24.045069         31.310832            336,633.5409
01/01/2010 to 12/31/2010     31.310832         34.598040            305,513.0147
01/01/2011 to 12/31/2011     34.598040         32.758001            269,377.7683
01/01/2012 to 12/31/2012     32.758001         36.473120            240,839.7298
01/01/2013 to 12/31/2013     36.473120         48.110989            219,113.8729
01/01/2014 to 12/31/2014     48.110989         52.513860            195,594.7182
01/01/2015 to 12/31/2015     52.513860         53.050988            172,277.6398
01/01/2016 to 12/31/2016     53.050988         56.183927            155,625.3171
01/01/2017 to 12/31/2017     56.183927         66.002974            135,349.8178
01/01/2018 to 12/31/2018     66.002974         65.055968            121,592.2466
--------------------------   ---------         ---------            ------------

METLIFE AGGREGATE BOND INDEX -  CLASS A

01/01/2009 to 12/31/2009     14.940189         15.501503            528,636.6930
01/01/2010 to 12/31/2010     15.501503         16.218382            515,107.3403
01/01/2011 to 12/31/2011     16.218382         17.202996            482,591.1916
01/01/2012 to 12/31/2012     17.202996         17.633288            480,940.8779
01/01/2013 to 12/31/2013     17.633288         16.991865            420,029.4006
01/01/2014 to 12/31/2014     16.991865         17.737635            419,323.6740
01/01/2015 to 12/31/2015     17.737635         17.544238            383,833.5151
01/01/2016 to 12/31/2016     17.544238         17.715615            345,787.1211
01/01/2017 to 12/31/2017     17.715615         18.048585            326,277.4007
01/01/2018 to 12/31/2018     18.048585         17.774049            308,892.4824
--------------------------   ---------         ---------            ------------

METLIFE MID CAP STOCK INDEX - CLASS A

01/01/2009 to 12/31/2009     10.668649         14.419369          1,097,614.6768
01/01/2010 to 12/31/2010     14.419369         17.965347          1,152,809.9653
01/01/2011 to 12/31/2011     17.965347         17.389122          1,153,633.0876
01/01/2012 to 12/31/2012     17.389122         20.173428          1,178,449.7309
01/01/2013 to 12/31/2013     20.173428         26.500545          1,192,705.8692
01/01/2014 to 12/31/2014     26.500545         28.626696          1,156,149.7723
01/01/2015 to 12/31/2015     28.626696         27.578314          1,060,424.9505
01/01/2016 to 12/31/2016     27.578314         32.768500          1,003,208.7467
01/01/2017 to 12/31/2017     32.768500         37.486775            908,551.7337
01/01/2018 to 12/31/2018     37.486775         32.800480            848,062.3150
--------------------------   ---------         ---------          --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE MSCI EAFE(R) INDEX - CLASS A

01/01/2009 to 12/31/2009         9.886281      12.550320          1,190,237.6444
01/01/2010 to 12/31/2010        12.550320      13.396497          1,201,155.7523
01/01/2011 to 12/31/2011        13.396497      11.565129          1,181,644.1977
01/01/2012 to 12/31/2012        11.565129      13.500289          1,200,374.9798
01/01/2013 to 12/31/2013        13.500289      16.231449          1,156,351.9311
01/01/2014 to 12/31/2014        16.231449      15.052383          1,134,964.5982
01/01/2015 to 12/31/2015        15.052383      14.688386          1,035,254.0319
01/01/2016 to 12/31/2016        14.688386      14.685475            961,597.9034
01/01/2017 to 12/31/2017        14.685475      18.097449            908,785.4574
01/01/2018 to 12/31/2018        18.097449      15.369830            848,633.9746
--------------------------      ---------      ---------          --------------

METLIFE RUSSELL 2000(R) - CLASS A

01/01/2009 to 12/31/2009        12.098093      15.040684            434,044.8241
01/01/2010 to 12/31/2010        15.040684      18.834041            466,859.5169
01/01/2011 to 12/31/2011        18.834041      17.820788            474,457.7034
01/01/2012 to 12/31/2012        17.820788      20.455127            479,291.3851
01/01/2013 to 12/31/2013        20.455127      27.961819            490,621.3535
01/01/2014 to 12/31/2014        27.961819      28.977018            473,022.7107
01/01/2015 to 12/31/2015        28.977018      27.367152            430,950.9169
01/01/2016 to 12/31/2016        27.367152      32.746861            408,770.8755
01/01/2017 to 12/31/2017        32.746861      37.048271            376,762.8228
01/01/2018 to 12/31/2018        37.048271      32.539339            370,159.1420
--------------------------      ---------      ---------          --------------

METLIFE STOCK INDEX - CLASS A

01/01/2009 to 12/31/2009        29.516592      36.761432          1,181,818.9304
01/01/2010 to 12/31/2010        36.761432      41.644919          1,134,947.1763
01/01/2011 to 12/31/2011        41.644919      41.842000          1,058,393.9158
01/01/2012 to 12/31/2012        41.842000      47.782944          1,015,814.5462
01/01/2013 to 12/31/2013        47.782944      62.236872            977,831.5116
01/01/2014 to 12/31/2014        62.236872      69.607702            914,215.5189
01/01/2015 to 12/31/2015        69.607702      69.475130            826,493.2692
01/01/2016 to 12/31/2016        69.475130      76.544034            774,887.0627
01/01/2017 to 12/31/2017        76.544034      91.787369            708,707.4548
01/01/2018 to 12/31/2018        91.787369      86.383811            646,856.1966
--------------------------      ---------      ---------          --------------

MFS(R) TOTAL RETURN -  CLASS A

01/01/2009 to 12/31/2009        37.880718      44.323863            236,951.4846
01/01/2010 to 12/31/2010        44.323863      48.136209            202,835.2881
01/01/2011 to 12/31/2011        48.136209      48.639445            182,214.9541
01/01/2012 to 12/31/2012        48.639445      53.542721            167,289.8429
01/01/2013 to 12/31/2013        53.542721      62.857668            159,286.6143
01/01/2014 to 12/31/2014        62.857668      67.372913            146,167.1813
01/01/2015 to 12/31/2015        67.372913      66.365586            126,811.0776
01/01/2016 to 12/31/2016        66.365586      71.499378            113,748.4912
01/01/2017 to 12/31/2017        71.499378      79.322476             98,075.5317
01/01/2018 to 12/31/2018        79.322476      73.891787             88,787.8100
--------------------------      ---------      ---------          --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) VALUE -  CLASS A

01/01/2009 to 12/31/2009         9.408476         11.214859       477,349.9749
01/01/2010 to 12/31/2010        11.214859         12.328603       469,532.9573
01/01/2011 to 12/31/2011        12.328603         12.267250       475,613.7271
01/01/2012 to 12/31/2012        12.267250         14.116992       468,500.1591
01/01/2013 to 12/31/2013        14.116992         18.904385       462,130.4760
01/01/2014 to 12/31/2014        18.904385         20.666807       442,819.5531
01/01/2015 to 12/31/2015        20.666807         20.358870       403,787.3528
01/01/2016 to 12/31/2016        20.358870         22.976418       365,296.2107
01/01/2017 to 12/31/2017        22.976418         26.750074       345,307.5846
01/01/2018 to 12/31/2018        26.750074         23.736315       426,532.9014
--------------------------      ---------         ---------       ------------

MFS(R) VALUE -  CLASS A (FORMERLY MFS(R) VALUE PORTFOLIO II -  CLASS A)

01/01/2009 to 12/31/2009         9.579321         10.510715       253,918.0267
01/01/2010 to 12/31/2010        10.510715         11.325768       239,092.5454
01/01/2011 to 12/31/2011        11.325768         11.436429       233,329.8657
01/01/2012 to 12/31/2012        11.436429         12.893807       203,788.6634
01/01/2013 to 12/31/2013        12.893807         16.798388       196,278.2642
01/01/2014 to 12/31/2014        16.798388         18.217424       198,464.7612
01/01/2015 to 12/31/2015        18.217424         16.896897       190,692.5744
01/01/2016 to 12/31/2016        16.896897         19.756412       171,681.1650
01/01/2017 to 12/31/2017        19.756412         20.981068       154,943.3955
01/01/2018 to 12/31/2018        20.981068         20.243789             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS - CLASS A

01/01/2009 to 12/31/2009        12.555560         14.016387       595,779.1362
01/01/2010 to 12/31/2010        14.016387         16.812420       568,716.4271
01/01/2011 to 12/31/2011        16.812420         17.549739       552,249.3823
01/01/2012 to 12/31/2012        17.549739         19.049130       520,656.4568
01/01/2013 to 12/31/2013        19.049130         26.033794       497,782.7233
01/01/2014 to 12/31/2014        26.033794         25.687418       459,733.7191
01/01/2015 to 12/31/2015        25.687418         25.490207       385,781.8957
01/01/2016 to 12/31/2016        25.490207         29.847381       346,518.1586
01/01/2017 to 12/31/2017        29.847381         34.086853       312,359.5802
01/01/2018 to 12/31/2018        34.086853         31.372759       289,159.1852
--------------------------      ---------         ---------       ------------

T.ROWE PRICE LARGE CAP GROWTH - CLASS A

01/01/2009 to 12/31/2009         3.583007          5.626531             0.0000
01/01/2010 to 12/31/2010         5.626531          7.120663             0.0000
01/01/2011 to 12/31/2011         7.120663          6.337146             0.0000
01/01/2012 to 12/31/2012         6.337146         16.697127             0.0000
01/01/2013 to 12/31/2013        16.697127          9.360004       280,940.2608
01/01/2014 to 12/31/2014         9.360004         10.073604       304,446.1739
01/01/2015 to 12/31/2015        10.073604         11.009661       426,507.7178
01/01/2016 to 12/31/2016        11.009661         11.053285       425,578.5075
01/01/2017 to 12/31/2017        11.053285         14.598063       469,969.5630
01/01/2018 to 12/31/2018        14.598063         14.265853       425,614.5614
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
T.ROWE PRICE SMALL CAP GROWTH - CLASS A

01/01/2009 to 12/31/2009        10.284797         14.100882          96,481.1580
01/01/2010 to 12/31/2010        14.100882         18.767004         115,650.4954
01/01/2011 to 12/31/2011        18.767004         18.843434         134,679.2180
01/01/2012 to 12/31/2012        18.843434         21.596393         124,344.9511
01/01/2013 to 12/31/2013        21.596393         30.800370         146,538.1362
01/01/2014 to 12/31/2014        30.800370         32.485831         132,846.0846
01/01/2015 to 12/31/2015        32.485831         32.918153         169,625.3189
01/01/2016 to 12/31/2016        32.918153         36.290097         146,941.1994
01/01/2017 to 12/31/2017        36.290097         43.998624         116,298.1295
01/01/2018 to 12/31/2018        43.998624         40.563033         103,029.6015
--------------------------      ---------         ---------         ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES -  CLASS A

05/02/2016 to 12/31/2016        31.912083         33.143210         171,236.1397
01/01/2017 to 12/31/2017        33.143210         35.390205         163,783.8834
01/01/2018 to 12/31/2018        35.390205         33.587259         142,536.3452
--------------------------      ---------         ---------         ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES -  CLASS A (FORMERLY LORD
ABBETT BOND DEBENTURE - CLASS A)

01/01/2009 to 12/31/2009        16.007778         21.656084         302,829.6371
01/01/2010 to 12/31/2010        21.656084         24.181148         280,087.2822
01/01/2011 to 12/31/2011        24.181148         25.008987         249,802.1168
01/01/2012 to 12/31/2012        25.008987         27.926895         244,192.9765
01/01/2013 to 12/31/2013        27.926895         29.803034         222,634.1466
01/01/2014 to 12/31/2014        29.803034         30.908973         213,961.0624
01/01/2015 to 12/31/2015        30.908973         29.922800         211,983.0683
01/01/2016 to 04/29/2016        29.922800         30.851190               0.0000
--------------------------      ---------         ---------         ------------

DEUTSCHE DWS VARIABLE SERIES I (FORMERLY DEUTSCHE VARIABLE SERIES I)

DWS CROCI(R) INTERNATIONAL VIP (FORMERLY DEUTSCHE VARIABLE SERIES I - DEUTSCHE
CROCI(R) INTERNATIONAL VIP)

01/01/2009 to 12/31/2009         6.422805          8.460631       2,672,474.1002
01/01/2010 to 12/31/2010         8.460631          8.482760       2,447,082.1566
01/01/2011 to 12/31/2011         8.482760          6.973831       2,222,355.6875
01/01/2012 to 12/31/2012         6.973831          8.300270       2,020,826.6100
01/01/2013 to 12/31/2013         8.300270          9.845462       1,870,650.2794
01/01/2014 to 12/31/2014         9.845462          8.570625       1,716,481.0313
01/01/2015 to 12/31/2015         8.570625          7.992133       1,547,893.1116
01/01/2016 to 12/31/2016         7.992133          7.943136       1,399,467.1753
01/01/2017 to 12/31/2017         7.943136          9.558146       2,789,082.3465
01/01/2018 to 12/31/2018         9.558146          8.071917       1,174,181.4090
--------------------------      ---------         ---------       --------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

FIDELITY VIP ASSET MANAGER INITIAL CLASS

01/01/2009 to 12/31/2009         8.604864         10.961042       6,155,070.9729
01/01/2010 to 12/31/2010        10.961042         12.356748       5,419,609.4548
01/01/2011 to 12/31/2011        12.356748         11.879246       4,844,551.6909
01/01/2012 to 12/31/2012        11.879246         13.181923       4,319,512.5780
01/01/2013 to 12/31/2013        13.181923         15.047861       3,896,807.2609
01/01/2014 to 12/31/2014        15.047861         15.712039       3,599,721.2210
01/01/2015 to 12/31/2015        15.712039         15.523341       3,253,266.7934
01/01/2016 to 12/31/2016        15.523341         15.785504       2,985,925.8412
01/01/2017 to 12/31/2017        15.785504         17.771138       2,702,109.2277
01/01/2018 to 12/31/2018        17.771138         16.593539       2,380,232.9967
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
---------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
FIDELITY VIP CONTRAFUND INITIAL CLASS

01/01/2009 to 12/31/2009        12.521004         16.764378      12,583,716.1175
01/01/2010 to 12/31/2010        16.764378         19.387432      11,454,929.4800
01/01/2011 to 12/31/2011        19.387432         18.644873      10,240,818.7839
01/01/2012 to 12/31/2012        18.644873         21.413163       9,341,070.7597
01/01/2013 to 12/31/2013        21.413163         27.735848       8,490,722.5632
01/01/2014 to 12/31/2014        27.735848         30.632166       7,690,600.1033
01/01/2015 to 12/31/2015        30.632166         30.424178       6,888,452.3740
01/01/2016 to 12/31/2016        30.424178         32.419168       6,187,883.2042
01/01/2017 to 12/31/2017        32.419168         38.983043       5,576,731.6072
01/01/2018 to 12/31/2018        38.983043         36.005134       4,955,200.3230
--------------------------      ---------         ---------      ---------------

FIDELITY VIP GOVERNMENT MONEY MARKET INITIAL CLASS

01/01/2009 to 12/31/2009         7.535274          7.487827       4,304,049.4484
01/01/2010 to 12/31/2010         7.487827          7.405371       3,880,302.0396
01/01/2011 to 12/31/2011         7.405371          7.314287       3,604,218.3399
01/01/2012 to 12/31/2012         7.314287          7.225515       3,266,490.3576
01/01/2013 to 12/31/2013         7.225515          7.130707       3,074,432.0760
01/01/2014 to 12/31/2014         7.130707          7.035790       2,775,755.0050
01/01/2015 to 12/31/2015         7.035790          6.943385       2,527,316.0664
01/01/2016 to 12/31/2016         6.943385          6.864216       2,384,306.4175
01/01/2017 to 12/31/2017         6.864216          6.818108       2,234,686.8485
01/01/2018 to 12/31/2018         6.818108          6.837295       2,212,156.5514
--------------------------      ---------         ---------      ---------------

FIDELITY VIP GROWTH INITIAL CLASS

01/01/2009 to 12/31/2009         8.685253         10.992623       8,488,347.7619
01/01/2010 to 12/31/2010        10.992623         13.467028       7,853,052.3745
01/01/2011 to 12/31/2011        13.467028         13.313720       7,170,100.4688
01/01/2012 to 12/31/2012        13.313720         15.063625       6,645,597.0863
01/01/2013 to 12/31/2013        15.063625         20.261902       6,024,226.7291
01/01/2014 to 12/31/2014        20.261902         22.248641       5,562,133.5018
01/01/2015 to 12/31/2015        22.248641         23.525180       5,018,654.8681
01/01/2016 to 12/31/2016        23.525180         23.395551       4,576,456.3029
01/01/2017 to 12/31/2017        23.395551         31.192805       4,225,142.5794
01/01/2018 to 12/31/2018        31.192805         30.720318       3,896,953.1758
--------------------------      ---------         ---------      ---------------

FIDELITY VIP INDEX 500 INITIAL CLASS

01/01/2009 to 12/31/2009        10.583250         13.219395       5,187,366.1070
01/01/2010 to 12/31/2010        13.219395         15.001612       4,473,765.5777
01/01/2011 to 12/31/2011        15.001612         15.102636       3,900,584.8033
01/01/2012 to 12/31/2012        15.102636         17.270381       3,463,716.3004
01/01/2013 to 12/31/2013        17.270381         22.532808       3,034,899.0706
01/01/2014 to 12/31/2014        22.532808         25.247481       2,728,777.4919
01/01/2015 to 12/31/2015        25.247481         25.241288       2,423,194.4938
01/01/2016 to 12/31/2016        25.241288         27.856272       2,184,819.9566
01/01/2017 to 12/31/2017        27.856272         33.451500       1,943,866.5720
01/01/2018 to 12/31/2018        33.451500         31.518198       1,746,277.0407
--------------------------      ---------         ---------      ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
FIDELITY VIP OVERSEAS INITIAL CLASS

01/01/2009 to 12/31/2009        16.269283         20.309400               0.0000
01/01/2010 to 12/31/2010        20.309400         22.665129               0.0000
01/01/2011 to 12/31/2011        22.665129         18.523365               0.0000
01/01/2012 to 12/31/2012        18.523365         22.062567               0.0000
01/01/2013 to 12/31/2013        22.062567         28.393789               0.0000
01/01/2014 to 12/31/2014        28.393789         25.750314               0.0000
01/01/2015 to 12/31/2015        25.750314         26.325827               0.0000
01/01/2016 to 12/31/2016        26.325827         24.657848               0.0000
01/01/2017 to 12/31/2017        24.657848         31.696127               0.0000
01/01/2018 to 12/31/2018        31.696127         26.638392               0.0000
--------------------------      ---------         ---------               ------

T. ROWE PRICE GROWTH STOCK FUND, INC.

T.ROWE PRICE GROWTH STOCK FUND

01/01/2009 to 12/31/2009         7.377332         10.426252               0.0000
01/01/2010 to 12/31/2010        10.426252         12.027962               0.0000
01/01/2011 to 12/31/2011        12.027962         11.751554               0.0000
01/01/2012 to 12/31/2012        11.751554         13.793651               0.0000
01/01/2013 to 12/31/2013        13.793651         18.933810               0.0000
01/01/2014 to 12/31/2014        18.933810         20.328812               0.0000
01/01/2015 to 12/31/2015        20.328812         22.233319               0.0000
01/01/2016 to 12/31/2016        22.233319         22.244872               0.0000
01/01/2017 to 12/31/2017        22.244872         29.329404               0.0000
01/01/2018 to 12/31/2018        29.329404         28.636708               0.0000
--------------------------      ---------         ---------               ------

THE ALGER PORTFOLIOS

THE ALGER PORTFOLIOS - ALGER SMALL CAP GROWTH CLASS I-2

01/01/2009 to 12/31/2009         5.833915          8.374934       5,514,037.2484
01/01/2010 to 12/31/2010         8.374934         10.352696       5,077,642.3343
01/01/2011 to 12/31/2011        10.352696          9.889041       4,710,472.6520
01/01/2012 to 12/31/2012         9.889041         10.975192       4,352,356.2823
01/01/2013 to 12/31/2013        10.975192         14.537878       3,990,479.7678
01/01/2014 to 12/31/2014        14.537878         14.405532       3,625,506.8487
01/01/2015 to 12/31/2015        14.405532         13.740728       3,207,054.5993
01/01/2016 to 12/31/2016        13.740728         14.402232       2,917,845.2491
01/01/2017 to 12/31/2017        14.402232         18.292427       2,679,573.5323
01/01/2018 to 12/31/2018        18.292427         18.304760       2,452,447.1684

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                     1.25% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -  CLASS 2

01/01/2009 to 12/31/2009         16.456707         26.214439       15,755.5024
01/01/2010 to 12/31/2010         26.214439         31.691829       16,766.6947
01/01/2011 to 12/31/2011         31.691829         25.306783       17,323.4822
01/01/2012 to 12/31/2012         25.306783         29.533689       15,451.3982
01/01/2013 to 12/31/2013         29.533689         37.414997       14,972.6653
01/01/2014 to 12/31/2014         37.414997         37.734549       15,396.3602
01/01/2015 to 12/31/2015         37.734549         37.364834       13,978.2457
01/01/2016 to 12/31/2016         37.364834         37.674970       10,414.5082
01/01/2017 to 12/31/2017         37.674970         46.843146        9,408.5501
01/01/2018 to 12/31/2018         46.843146         41.378786       10,130.8402
--------------------------       ---------         ---------       -----------

AMERICAN FUNDS GROWTH FUND -  CLASS 2

01/01/2009 to 12/31/2009        101.287675        139.453073        4,629.8517
01/01/2010 to 12/31/2010        139.453073        163.449422        6,825.7080
01/01/2011 to 12/31/2011        163.449422        154.519186        6,901.4864
01/01/2012 to 12/31/2012        154.519186        179.890074        7,846.9081
01/01/2013 to 12/31/2013        179.890074        231.134369        7,928.4601
01/01/2014 to 12/31/2014        231.134369        247.686109        8,083.3597
01/01/2015 to 12/31/2015        247.686109        261.384811        8,049.6037
01/01/2016 to 12/31/2016        261.384811        282.629359        6,746.3783
01/01/2017 to 12/31/2017        282.629359        358.099755        6,971.9441
01/01/2018 to 12/31/2018        358.099755        352.752127        6,940.8235
--------------------------      ----------        ----------       -----------

AMERICAN FUNDS GROWTH-INCOME FUND -  CLASS 2

01/01/2009 to 12/31/2009         76.362422         98.973944        2,526.8791
01/01/2010 to 12/31/2010         98.973944        108.914073        4,981.7615
01/01/2011 to 12/31/2011        108.914073        105.595463        5,438.3329
01/01/2012 to 12/31/2012        105.595463        122.507207        6,350.8123
01/01/2013 to 12/31/2013        122.507207        161.516298        6,828.4365
01/01/2014 to 12/31/2014        161.516298        176.473105        6,835.7957
01/01/2015 to 12/31/2015        176.473105        176.816173        6,755.5757
01/01/2016 to 12/31/2016        176.816173        194.737881        5,818.0159
01/01/2017 to 12/31/2017        194.737881        235.373126        5,382.7924
01/01/2018 to 12/31/2018        235.373126        228.279822        5,176.7135
--------------------------      ----------        ----------       -----------

BRIGHTHOUSE FUNDS TRUST I

BRIGHTHOUSE SMALL CAP VALUE PORTFOLIO -  CLASS A

01/01/2009 to 12/31/2009         12.332163         15.444971       11,362.3834
01/01/2010 to 12/31/2010         15.444971         18.326188       11,532.5661
01/01/2011 to 12/31/2011         18.326188         16.524848       12,268.4153
01/01/2012 to 12/31/2012         16.524848         19.300914       11,230.7522
01/01/2013 to 12/31/2013         19.300914         25.315778       11,470.4869
01/01/2014 to 12/31/2014         25.315778         25.492483       10,827.7135
01/01/2015 to 12/31/2015         25.492483         23.865308        7,991.0834
01/01/2016 to 12/31/2016         23.865308         31.006446        8,559.3231
01/01/2017 to 12/31/2017         31.006446         34.290950        7,917.4273
01/01/2018 to 12/31/2018         34.290950         28.792438        7,657.1096
--------------------------      ----------        ----------       -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.25% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO SMALL CAP GROWTH -  CLASS A

01/01/2009 to 12/31/2009         9.924222      13.153898            1,628.3186
01/01/2010 to 12/31/2010        13.153898      16.429408            9,151.4603
01/01/2011 to 12/31/2011        16.429408      16.088456            1,930.3810
01/01/2012 to 12/31/2012        16.088456      18.828315            1,575.5839
01/01/2013 to 12/31/2013        18.828315      26.132090            1,469.3165
01/01/2014 to 12/31/2014        26.132090      27.919083            5,592.3284
01/01/2015 to 12/31/2015        27.919083      27.180406            5,521.2400
01/01/2016 to 12/31/2016        27.180406      29.989622            3,456.9682
01/01/2017 to 12/31/2017        29.989622      37.202874            3,911.6260
01/01/2018 to 12/31/2018        37.202874      33.515086            4,623.0503
--------------------------      ---------      ---------            ----------

MFS(R) RESEARCH INTERNATIONAL -  CLASS A

01/01/2009 to 12/31/2009        10.479789      13.654370                0.0000
01/01/2010 to 12/31/2010        13.654370      15.056370                0.0000
01/01/2011 to 12/31/2011        15.056370      13.317590                0.0000
01/01/2012 to 12/31/2012        13.317590      15.383424                0.0000
01/01/2013 to 12/31/2013        15.383424      18.166845                0.0000
01/01/2014 to 12/31/2014        18.166845      16.732708                0.0000
01/01/2015 to 12/31/2015        16.732708      16.277546                0.0000
01/01/2016 to 12/31/2016        16.277546      15.967264                0.0000
01/01/2017 to 12/31/2017        15.967264      20.265283                0.0000
01/01/2018 to 12/31/2018        20.265283      17.249046                0.0000
--------------------------      ---------      ---------            ----------

MORGAN STANLEY MID CAP GROWTH - CLASS A

05/03/2010 to 12/31/2010        13.688239      15.929276            3,624.2315
01/01/2011 to 12/31/2011        15.929276      14.683134            2,979.2808
01/01/2012 to 12/31/2012        14.683134      15.885165            2,750.0082
01/01/2013 to 12/31/2013        15.885165      21.853868            2,973.8735
01/01/2014 to 12/31/2014        21.853868      21.859736            2,743.2829
01/01/2015 to 12/31/2015        21.859736      20.555051            2,817.7479
01/01/2016 to 12/31/2016        20.555051      18.620923            2,908.2349
01/01/2017 to 12/31/2017        18.620923      25.812492            2,358.3126
01/01/2018 to 12/31/2018        25.812492      28.143810            2,440.7457
--------------------------      ---------      ---------            ----------

PIMCO TOTAL RETURN - CLASS A

01/01/2009 to 12/31/2009        13.620094      15.925067           85,659.9962
01/01/2010 to 12/31/2010        15.925067      17.050564           77,391.0100
01/01/2011 to 12/31/2011        17.050564      17.415482           77,314.4882
01/01/2012 to 12/31/2012        17.415482      18.841899           77,709.2012
01/01/2013 to 12/31/2013        18.841899      18.287507           80,636.4814
01/01/2014 to 12/31/2014        18.287507      18.871373           75,626.9585
01/01/2015 to 12/31/2015        18.871373      18.689789           74,610.6857
01/01/2016 to 12/31/2016        18.689789      18.983170           63,093.3850
01/01/2017 to 12/31/2017        18.983170      19.642821           53,748.3489
01/01/2018 to 12/31/2018        19.642821      19.403702           48,239.5682
--------------------------      ---------      ---------           -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.25% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE LARGE CAP VALUE - CLASS A

01/01/2009 to 12/31/2009     19.510173         22.865870          161,255.3287
01/01/2010 to 12/31/2010     22.865870         26.494781          146,046.3695
01/01/2011 to 12/31/2011     26.494781         25.180415          136,439.7933
01/01/2012 to 12/31/2012     25.180415         29.409620          129,457.2493
01/01/2013 to 12/31/2013     29.409620         38.945630          118,444.6179
01/01/2014 to 12/31/2014     38.945630         43.679461          117,815.0510
01/01/2015 to 12/31/2015     43.679461         41.707947          104,024.9777
01/01/2016 to 12/31/2016     41.707947         47.864137           93,784.5275
01/01/2017 to 12/31/2017     47.864137         55.434397           82,189.7343
01/01/2018 to 12/31/2018     55.434397         49.841125           79,929.7885
--------------------------   ---------         ---------          ------------

BRIGHTHOUSE FUNDS TRUST II

BLACKROCK BOND INCOME - CLASS A

01/01/2009 to 12/31/2009     50.953742         55.085101            4,875.7885
01/01/2010 to 12/31/2010     55.085101         58.936416            5,411.7058
01/01/2011 to 12/31/2011     58.936416         62.026355            5,672.2556
01/01/2012 to 12/31/2012     62.026355         65.873776            5,648.1464
01/01/2013 to 12/31/2013     65.873776         64.556937            4,301.5089
01/01/2014 to 12/31/2014     64.556937         68.271805            3,997.2379
01/01/2015 to 12/31/2015     68.271805         67.823907            4,387.5765
01/01/2016 to 12/31/2016     67.823907         69.072749            4,711.5279
01/01/2017 to 12/31/2017     69.072749         71.016577            5,894.6530
01/01/2018 to 12/31/2018     71.016577         69.879099            3,516.8018
--------------------------   ---------         ---------          ------------

BLACKROCK CAPITAL APPRECIATION - CLASS A

01/01/2009 to 12/31/2009     21.077713         28.473972            1,221.5086
01/01/2010 to 12/31/2010     28.473972         33.693876            1,396.3341
01/01/2011 to 12/31/2011     33.693876         30.299244            1,518.8883
01/01/2012 to 12/31/2012     30.299244         34.221356            6,180.2280
01/01/2013 to 12/31/2013     34.221356         45.361198            5,993.0399
01/01/2014 to 12/31/2014     45.361198         48.783724            1,819.2300
01/01/2015 to 12/31/2015     48.783724         51.202802            2,078.3585
01/01/2016 to 12/31/2016     51.202802         50.609844            1,851.0251
01/01/2017 to 12/31/2017     50.609844         66.942119            1,772.2673
01/01/2018 to 12/31/2018     66.942119         67.708723            1,884.5894
--------------------------   ---------         ---------          ------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE -  CLASS A

01/01/2009 to 12/31/2009     20.427558         28.558703            6,512.0070
01/01/2010 to 12/31/2010     28.558703         32.446916            5,973.8238
01/01/2011 to 12/31/2011     32.446916         34.210114            5,921.9711
01/01/2012 to 12/31/2012     34.210114         37.790958            5,862.1828
01/01/2013 to 12/31/2013     37.790958         51.076674            4,798.3609
01/01/2014 to 12/31/2014     51.076674         51.414329            4,899.5658
01/01/2015 to 12/31/2015     51.414329         45.981366            5,192.5731
01/01/2016 to 12/31/2016     45.981366         55.838821            5,044.4725
01/01/2017 to 12/31/2017     55.838821         62.216060            5,089.0460
01/01/2018 to 12/31/2018     62.216060         53.327927            5,227.5942
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.25% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES -  CLASS A

01/01/2009 to 12/31/2009        24.388291      31.789534            5,648.7162
01/01/2010 to 12/31/2010        31.789534      35.162105           11,678.7002
01/01/2011 to 12/31/2011        35.162105      33.325307           12,367.1802
01/01/2012 to 12/31/2012        33.325307      37.142064           12,727.7270
01/01/2013 to 12/31/2013        37.142064      49.042341           12,897.5020
01/01/2014 to 12/31/2014        49.042341      53.583985           13,306.1924
01/01/2015 to 12/31/2015        53.583985      54.186202           13,462.1876
01/01/2016 to 12/31/2016        54.186202      57.443570           11,859.3249
01/01/2017 to 12/31/2017        57.443570      67.550025           11,368.5986
01/01/2018 to 12/31/2018        67.550025      66.647815           10,139.4055
--------------------------      ---------      ---------           -----------

METLIFE AGGREGATE BOND INDEX -  CLASS A

01/01/2009 to 12/31/2009        15.092549      15.675248           12,768.5833
01/01/2010 to 12/31/2010        15.675248      16.416561            9,887.0337
01/01/2011 to 12/31/2011        16.416561      17.430570           10,039.6052
01/01/2012 to 12/31/2012        17.430570      17.884519            9,719.2561
01/01/2013 to 12/31/2013        17.884519      17.251198            8,930.9807
01/01/2014 to 12/31/2014        17.251198      18.026358            9,444.1050
01/01/2015 to 12/31/2015        18.026358      17.847649            9,032.7075
01/01/2016 to 12/31/2016        17.847649      18.040014           14,534.4543
01/01/2017 to 12/31/2017        18.040014      18.397411           11,927.9023
01/01/2018 to 12/31/2018        18.397411      18.135791           12,918.7269
--------------------------      ---------      ---------           -----------

METLIFE MID CAP STOCK INDEX - CLASS A

01/01/2009 to 12/31/2009        10.759688      14.556962           50,545.4073
01/01/2010 to 12/31/2010        14.556962      18.154892           53,128.5143
01/01/2011 to 12/31/2011        18.154892      17.590135           47,682.5509
01/01/2012 to 12/31/2012        17.590135      20.427139           53,823.5705
01/01/2013 to 12/31/2013        20.427139      26.860649           56,448.6897
01/01/2014 to 12/31/2014        26.860649      29.044717           59,072.4407
01/01/2015 to 12/31/2015        29.044717      28.009018           59,411.8560
01/01/2016 to 12/31/2016        28.009018      33.313530           51,235.5782
01/01/2017 to 12/31/2017        33.313530      38.148276           48,651.7295
01/01/2018 to 12/31/2018        38.148276      33.412886           48,713.3162
--------------------------      ---------      ---------           -----------

METLIFE MSCI EAFE(R) INDEX - CLASS A

01/01/2009 to 12/31/2009         9.987150      12.691055           37,041.3425
01/01/2010 to 12/31/2010        12.691055      13.560254           55,098.5728
01/01/2011 to 12/31/2011        13.560254      11.718200           63,230.4195
01/01/2012 to 12/31/2012        11.718200      13.692721           63,475.9403
01/01/2013 to 12/31/2013        13.692721      16.479269           65,950.0343
01/01/2014 to 12/31/2014        16.479269      15.297495           70,496.2784
01/01/2015 to 12/31/2015        15.297495      14.942509           69,822.1423
01/01/2016 to 12/31/2016        14.942509      14.954491           71,365.0994
01/01/2017 to 12/31/2017        14.954491      18.447333           66,795.0532
01/01/2018 to 12/31/2018        18.447333      15.682752           64,891.1991
--------------------------      ---------      ---------           -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.25% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE RUSSELL 2000(R) - CLASS A

01/01/2009 to 12/31/2009        12.221538      15.209358           13,195.1009
01/01/2010 to 12/31/2010        15.209358      19.064281           15,140.4882
01/01/2011 to 12/31/2011        19.064281      18.056656           15,113.3312
01/01/2012 to 12/31/2012        18.056656      20.746692           17,426.8698
01/01/2013 to 12/31/2013        20.746692      28.388723           18,780.1858
01/01/2014 to 12/31/2014        28.388723      29.448852           18,870.3689
01/01/2015 to 12/31/2015        29.448852      27.840603           19,323.3605
01/01/2016 to 12/31/2016        27.840603      33.346685           19,374.3997
01/01/2017 to 12/31/2017        33.346685      37.764500           17,835.2663
01/01/2018 to 12/31/2018        37.764500      33.201794           17,628.3017
--------------------------      ---------      ---------           -----------

METLIFE STOCK INDEX - CLASS A

01/01/2009 to 12/31/2009        30.042958      37.454420           22,937.6222
01/01/2010 to 12/31/2010        37.454420      42.472362           25,260.7140
01/01/2011 to 12/31/2011        42.472362      42.715951           18,792.9727
01/01/2012 to 12/31/2012        42.715951      48.830016           19,489.6947
01/01/2013 to 12/31/2013        48.830016      63.664241           17,604.9282
01/01/2014 to 12/31/2014        63.664241      71.275323           16,658.6097
01/01/2015 to 12/31/2015        71.275323      71.210735           15,436.8396
01/01/2016 to 12/31/2016        71.210735      78.534680           15,989.5293
01/01/2017 to 12/31/2017        78.534680      94.268304           11,763.7419
01/01/2018 to 12/31/2018        94.268304      88.807972           12,193.0103
--------------------------      ---------      ---------           -----------

MFS(R) TOTAL RETURN -  CLASS A

01/01/2009 to 12/31/2009        38.710849      45.340487            3,975.3539
01/01/2010 to 12/31/2010        45.340487      49.289494            4,176.8128
01/01/2011 to 12/31/2011        49.289494      49.854482            4,202.0466
01/01/2012 to 12/31/2012        49.854482      54.935416            4,003.3294
01/01/2013 to 12/31/2013        54.935416      64.557132            4,284.1197
01/01/2014 to 12/31/2014        64.557132      69.263656            4,226.0989
01/01/2015 to 12/31/2015        69.263656      68.296309            4,549.8500
01/01/2016 to 12/31/2016        68.296309      73.653033            4,160.6345
01/01/2017 to 12/31/2017        73.653033      81.793239            4,065.2278
01/01/2018 to 12/31/2018        81.793239      76.270060            4,043.3199
--------------------------      ---------      ---------           -----------

MFS(R) VALUE -  CLASS A

01/01/2009 to 12/31/2009         9.504456      11.340600            6,101.8471
01/01/2010 to 12/31/2010        11.340600      12.479292            9,118.8078
01/01/2011 to 12/31/2011        12.479292      12.429583           10,805.5376
01/01/2012 to 12/31/2012        12.429583      14.318181           12,522.5345
01/01/2013 to 12/31/2013        14.318181      19.192962           14,128.8661
01/01/2014 to 12/31/2014        19.192962      21.003273           15,100.1000
01/01/2015 to 12/31/2015        21.003273      20.711019           15,689.2746
01/01/2016 to 12/31/2016        20.711019      23.397214           15,136.8862
01/01/2017 to 12/31/2017        23.397214      27.267134           15,284.0534
01/01/2018 to 12/31/2018        27.267134      24.219476           27,180.4386
--------------------------      ---------      ---------           -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.25% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) VALUE -  CLASS A (FORMERLY MFS(R) VALUE PORTFOLIO II -  CLASS A)

01/01/2009 to 12/31/2009         9.643463      10.591682            9,688.2626
01/01/2010 to 12/31/2010        10.591682      11.424418           12,673.7238
01/01/2011 to 12/31/2011        11.424418      11.547560           16,966.0177
01/01/2012 to 12/31/2012        11.547560      13.032186           21,517.3668
01/01/2013 to 12/31/2013        13.032186      16.995643           22,893.4901
01/01/2014 to 12/31/2014        16.995643      18.449778           25,128.3774
01/01/2015 to 12/31/2015        18.449778      17.129533           21,542.7728
01/01/2016 to 12/31/2016        17.129533      20.048447           17,204.0060
01/01/2017 to 12/31/2017        20.048447      21.312438           15,778.8430
01/01/2018 to 12/31/2018        21.312438      20.570224                0.0000
--------------------------      ---------      ---------           -----------

NEUBERGER BERMAN GENESIS - CLASS A

01/01/2009 to 12/31/2009        12.662689      14.150130            8,115.1192
01/01/2010 to 12/31/2010        14.150130      16.989800            7,924.7882
01/01/2011 to 12/31/2011        16.989800      17.752598            9,973.4796
01/01/2012 to 12/31/2012        17.752598      19.288693            8,857.1138
01/01/2013 to 12/31/2013        19.288693      26.387535            7,626.7422
01/01/2014 to 12/31/2014        26.387535      26.062504            7,295.7064
01/01/2015 to 12/31/2015        26.062504      25.888282            7,135.4369
01/01/2016 to 12/31/2016        25.888282      30.343810            7,383.6502
01/01/2017 to 12/31/2017        30.343810      34.688349            8,705.0742
01/01/2018 to 12/31/2018        34.688349      31.958497            9,537.6090
--------------------------      ---------      ---------           -----------

T.ROWE PRICE LARGE CAP GROWTH - CLASS A

01/01/2009 to 12/31/2009         9.013343      12.768036                0.0000
01/01/2010 to 12/31/2010        12.768036      14.759840                0.0000
01/01/2011 to 12/31/2011        14.759840      14.414290                0.0000
01/01/2012 to 12/31/2012        14.414290      16.935100                0.0000
01/01/2013 to 12/31/2013        16.935100      23.274157                0.0000
01/01/2014 to 12/31/2014        23.274157      25.073617                0.0000
01/01/2015 to 12/31/2015        25.073617      27.430908                0.0000
01/01/2016 to 12/31/2016        27.430908      27.567144                0.0000
01/01/2017 to 12/31/2017        27.567144      36.444174                0.0000
01/01/2018 to 12/31/2018        36.444174      35.650648                0.0000
--------------------------      ---------      ---------           -----------

T.ROWE PRICE SMALL CAP GROWTH - CLASS A

01/01/2009 to 12/31/2009        10.407340      14.283167                0.0000
01/01/2010 to 12/31/2010        14.283167      19.028594                0.0000
01/01/2011 to 12/31/2011        19.028594      19.125165                0.0000
01/01/2012 to 12/31/2012        19.125165      21.941317                0.0000
01/01/2013 to 12/31/2013        21.941317      31.323556                0.0000
01/01/2014 to 12/31/2014        31.323556      33.070694                0.0000
01/01/2015 to 12/31/2015        33.070694      33.544324                0.0000
01/01/2016 to 12/31/2016        33.544324      37.017393                0.0000
01/01/2017 to 12/31/2017        37.017393      44.925148                0.0000
01/01/2018 to 12/31/2018        44.925148      41.458903                0.0000
--------------------------      ---------      ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES -  CLASS A

05/02/2016 to 12/31/2016        32.605856      33.886194           15,210.6597
01/01/2017 to 12/31/2017        33.886194      36.219641           12,953.5509
01/01/2018 to 12/31/2018        36.219641      34.409016           12,106.9728
--------------------------      ---------      ---------           -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.25% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES -  CLASS A (FORMERLY LORD
ABBETT BOND DEBENTURE - CLASS A)

01/01/2009 to 12/31/2009        16.211970         21.954239        18,926.7480
01/01/2010 to 12/31/2010        21.954239         24.538571        20,181.7033
01/01/2011 to 12/31/2011        24.538571         25.403961        19,861.9799
01/01/2012 to 12/31/2012        25.403961         28.396469        17,281.9534
01/01/2013 to 12/31/2013        28.396469         30.334460        16,171.0081
01/01/2014 to 12/31/2014        30.334460         31.491582        18,860.0472
01/01/2015 to 12/31/2015        31.491582         30.517323        16,673.1941
01/01/2016 to 04/29/2016        30.517323         31.474501             0.0000
--------------------------      ---------         ---------        -----------

DEUTSCHE DWS VARIABLE SERIES I (FORMERLY DEUTSCHE VARIABLE SERIES I)

DWS CROCI(R) INTERNATIONAL VIP (FORMERLY DEUTSCHE VARIABLE SERIES I - DEUTSCHE
CROCI(R) INTERNATIONAL VIP)

01/01/2009 to 12/31/2009         5.012468          6.633478             0.0000
01/01/2010 to 12/31/2010         6.633478          6.682475             0.0000
01/01/2011 to 12/31/2011         6.682475          5.672364             0.0000
01/01/2012 to 12/31/2012         5.672364          6.592345             0.0000
01/01/2013 to 12/31/2013         6.592345          7.852399             0.0000
01/01/2014 to 12/31/2014         7.852399          6.871256             0.0000
01/01/2015 to 12/31/2015         6.871256          6.431327             0.0000
01/01/2016 to 12/31/2016         6.431327          6.452356             0.0000
01/01/2017 to 12/31/2017         6.452356
01/01/2018 to 12/31/2018
--------------------------      ---------         ---------        -----------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

FIDELITY VIP ASSET MANAGER INITIAL CLASS

01/01/2009 to 12/31/2009         8.657846         11.039556        96,265.6186
01/01/2010 to 12/31/2010        11.039556         12.457697        81,008.6584
01/01/2011 to 12/31/2011        12.457697         11.988247        63,391.2349
01/01/2012 to 12/31/2012        11.988247         13.316250        62,353.6002
01/01/2013 to 12/31/2013        13.316250         15.216403        58,401.5452
01/01/2014 to 12/31/2014        15.216403         15.903912        53,221.3775
01/01/2015 to 12/31/2015        15.903912         15.728630        48,153.5054
01/01/2016 to 12/31/2016        15.728630         16.010257        48,432.5889
01/01/2017 to 12/31/2017        16.010257         18.042133        42,773.6079
01/01/2018 to 12/31/2018        18.042133         16.863527        41,567.6470
--------------------------      ---------         ---------        -----------

FIDELITY VIP CONTRAFUND INITIAL CLASS

01/01/2009 to 12/31/2009        12.598099         16.884473       249,518.5700
01/01/2010 to 12/31/2010        16.884473         19.545826       243,566.1318
01/01/2011 to 12/31/2011        19.545826         18.815967       227,820.0671
01/01/2012 to 12/31/2012        18.815967         21.631381       220,796.3335
01/01/2013 to 12/31/2013        21.631381         28.046504       204,044.9321
01/01/2014 to 12/31/2014        28.046504         31.006242       198,327.8019
01/01/2015 to 12/31/2015        31.006242         30.826523       180,385.9264
01/01/2016 to 12/31/2016        30.826523         32.880749       172,983.8885
01/01/2017 to 12/31/2017        32.880749         39.577487       150,568.5143
01/01/2018 to 12/31/2018        39.577487         36.590958       149,950.3809
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.25% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FIDELITY VIP GOVERNMENT MONEY MARKET INITIAL CLASS

01/01/2009 to 12/31/2009         7.581665          7.541461       136,663.2402
01/01/2010 to 12/31/2010         7.541461          7.465875       118,420.7849
01/01/2011 to 12/31/2011         7.465875          7.381403       139,732.8066
01/01/2012 to 12/31/2012         7.381403          7.299151       156,789.9303
01/01/2013 to 12/31/2013         7.299151          7.210582       126,865.1406
01/01/2014 to 12/31/2014         7.210582          7.121719       109,212.7674
01/01/2015 to 12/31/2015         7.121719          7.035215        96,445.3313
01/01/2016 to 12/31/2016         7.035215          6.961956       171,094.3297
01/01/2017 to 12/31/2017         6.961956          6.922090       159,212.6195
01/01/2018 to 12/31/2018         6.922090          6.948550       165,618.2000
--------------------------       --------          --------       ------------

FIDELITY VIP GROWTH INITIAL CLASS

01/01/2009 to 12/31/2009         8.738743         11.071386       189,135.4265
01/01/2010 to 12/31/2010        11.071386         13.577069       179,245.1925
01/01/2011 to 12/31/2011        13.577069         13.435906       166,443.4535
01/01/2012 to 12/31/2012        13.435906         15.217148       160,846.7161
01/01/2013 to 12/31/2013        15.217148         20.488862       146,083.3331
01/01/2014 to 12/31/2014        20.488862         22.520357       136,626.6941
01/01/2015 to 12/31/2015        22.520357         23.836303       124,680.3218
01/01/2016 to 12/31/2016        23.836303         23.728671       111,963.6732
01/01/2017 to 12/31/2017        23.728671         31.668467        97,773.3530
01/01/2018 to 12/31/2018        31.668467         31.220160        94,824.0017
--------------------------      ---------         ---------       ------------

FIDELITY VIP INDEX 500 INITIAL CLASS

01/01/2009 to 12/31/2009        10.648416         13.314097       108,905.6593
01/01/2010 to 12/31/2010        13.314097         15.124179        87,732.5510
01/01/2011 to 12/31/2011        15.124179         15.241225        72,290.3050
01/01/2012 to 12/31/2012        15.241225         17.446381        65,057.4341
01/01/2013 to 12/31/2013        17.446381         22.785186        55,057.4028
01/01/2014 to 12/31/2014        22.785186         25.555796        48,213.1589
01/01/2015 to 12/31/2015        25.555796         25.575084        40,006.0637
01/01/2016 to 12/31/2016        25.575084         28.252871        36,268.9001
01/01/2017 to 12/31/2017        28.252871         33.961575        30,221.3403
01/01/2018 to 12/31/2018        33.961575         32.030994        26,217.3195
--------------------------      ---------         ---------       ------------

FIDELITY VIP OVERSEAS INITIAL CLASS

01/01/2009 to 12/31/2009         8.092391         10.112067       127,780.4482
01/01/2010 to 12/31/2010        10.112067         11.296259       121,653.1011
01/01/2011 to 12/31/2011        11.296259          9.241242       119,048.5177
01/01/2012 to 12/31/2012         9.241242         11.018674       116,093.9871
01/01/2013 to 12/31/2013        11.018674         14.193966       102,607.3718
01/01/2014 to 12/31/2014        14.193966         12.885384        93,963.0819
01/01/2015 to 12/31/2015        12.885384         13.186551        82,415.1010
01/01/2016 to 12/31/2016        13.186551         12.363421        72,418.4436
01/01/2017 to 12/31/2017        12.363421         15.908244        62,557.7391
01/01/2018 to 12/31/2018        15.908244         13.383235        59,394.9347
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.25% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE GROWTH STOCK FUND, INC.

T.ROWE PRICE GROWTH STOCK FUND

01/01/2009 to 12/31/2009         7.433548         10.516202             0.0000
01/01/2010 to 12/31/2010        10.516202         12.143853             0.0000
01/01/2011 to 12/31/2011        12.143853         11.876625             0.0000
01/01/2012 to 12/31/2012        11.876625         13.794841             0.0000
01/01/2013 to 12/31/2013        13.794841         19.173696             0.0000
01/01/2014 to 12/31/2014        19.173696         20.606964             0.0000
01/01/2015 to 12/31/2015        20.606964         22.560070             0.0000
01/01/2016 to 12/31/2016        22.560070         22.594368             0.0000
01/01/2017 to 12/31/2017        22.594368         29.819890             0.0000
01/01/2018 to 12/31/2018        29.819890         29.144907             0.0000
--------------------------      ---------         ---------             ------

THE ALGER PORTFOLIOS

THE ALGER PORTFOLIOS - ALGER SMALL CAP GROWTH CLASS I-2

01/01/2009 to 12/31/2009         5.869839          8.434930       206,871.3378
01/01/2010 to 12/31/2010         8.434930         10.437277       184,280.9339
01/01/2011 to 12/31/2011        10.437277          9.979789       175,666.7643
01/01/2012 to 12/31/2012         9.979789         11.087042       164,845.9568
01/01/2013 to 12/31/2013        11.087042         14.700713       145,728.1624
01/01/2014 to 12/31/2014        14.700713         14.581462       125,176.3556
01/01/2015 to 12/31/2015        14.581462         13.922458       107,598.4009
01/01/2016 to 12/31/2016        13.922458         14.607305       103,338.5150
01/01/2017 to 12/31/2017        14.607305         18.571386        89,951.4536
01/01/2018 to 12/31/2018        18.571386         18.602615        86,996.7038

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
Below are the investment objectives of each Fund available under the Contract. The Fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




                    FUND                                  INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Small                Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                 Seeks growth of capital.
 American Funds Growth-Income Fund          Seeks long-term growth of capital and
                                            income.
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS A

 Brighthouse Small Cap Value Portfolio      Seeks long-term capital appreciation.
 Invesco Small Cap Growth Portfolio         Seeks long-term growth of capital.
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 Morgan Stanley Discovery Portfolio         Seeks capital appreciation.
 PIMCO Total Return Portfolio               Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
                                            investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 BRIGHTHOUSE FUNDS TRUST
 II -- CLASS A

 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
                                            from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio   Seeks long-term growth of capital.
 Brighthouse/Artisan Mid Cap Value          Seeks long-term capital growth.
 Portfolio
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio                    over time and, secondarily, long-term capital
                                            appreciation and current income.
 MetLife Aggregate Bond Index Portfolio     Seeks to track the performance of the
                                            Bloomberg Barclays U.S. Aggregate Bond
                                            Index.
 MetLife Mid Cap Stock Index Portfolio      Seeks to track the performance of the
                                            Standard & Poor's MidCap 400(R) Composite
                                            Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio       Seeks to track the performance of the MSCI
                                            EAFE(R) Index.



                    FUND                            INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Small                Capital Research and Management
 Capitalization Fund                        CompanySM
 American Funds Growth Fund                 Capital Research and Management
                                            CompanySM
 American Funds Growth-Income Fund          Capital Research and Management
                                            CompanySM
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS A

 Brighthouse Small Cap Value Portfolio      Brighthouse Investment Advisers, LLC
                                            Subadvisers: Delaware Investments Fund
                                            Advisers; Wells Capital Management
                                            Incorporated
 Invesco Small Cap Growth Portfolio         Brighthouse Investment Advisers, LLC
                                            Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International Portfolio    Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Discovery Portfolio         Brighthouse Investment Advisers, LLC
                                            Subadviser: Morgan Stanley Investment
                                            Management Inc.
 PIMCO Total Return Portfolio               Brighthouse Investment Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 T. Rowe Price Large Cap Value Portfolio    Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST
 II -- CLASS A

 BlackRock Bond Income Portfolio            Brighthouse Investment Advisers, LLC
                                            Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: BlackRock Advisors, LLC
 Brighthouse/Artisan Mid Cap Value          Brighthouse Investment Advisers, LLC
 Portfolio                                  Subadviser: Artisan Partners Limited
                                            Partnership
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    Subadviser: Wellington Management
                                            Company LLP
 MetLife Aggregate Bond Index Portfolio     Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Mid Cap Stock Index Portfolio      Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife MSCI EAFE(R) Index Portfolio       Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC

                    FUND                                   INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 MetLife Russell 2000(R) Index Portfolio    Seeks to track the performance of the Russell
                                            2000(R) Index.
 MetLife Stock Index Portfolio              Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 MFS(R) Total Return Portfolio              Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio                     Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio         Seeks high total return, consisting principally
                                            of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio                    with preservation of capital.
 DEUTSCHE DWS VARIABLE
 SERIES I -- CLASS A

 DWS CROCI(R) International VIP             Seeks long-term growth of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Asset Manager Portfolio                    Seeks to obtain high total return with
                                            reduced risk over the long term by allocating
                                            its assets among stocks, bonds, and
                                            short-term instruments.
 Contrafund(R) Portfolio                    Seeks long-term capital appreciation.
 Government Money Market Portfolio          Seeks as high a level of current income as is
                                            consistent with preservation of capital and
                                            liquidity.
 Growth Portfolio                           Seeks to achieve capital appreciation.
 Index 500 Portfolio++                      Seeks investment results that correspond to
                                            the total return of common stocks publicly
                                            traded in the United States, as represented by
                                            the S&P 500(R) Index.
 Overseas Portfolio                         Seeks long-term growth of capital.
 T. ROWE PRICE GROWTH STOCK FUND,           Seeks long-term capital growth through
 INC.                                       investments in stocks.
 THE ALGER PORTFOLIOS -- CLASS I-2

 Alger Small Cap Growth Portfolio           Seeks long-term capital appreciation.



                    FUND                            INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 MetLife Russell 2000(R) Index Portfolio    Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Stock Index Portfolio              Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MFS(R) Total Return Portfolio              Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio                     Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis Portfolio         Brighthouse Investment Advisers, LLC
                                            Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    Subadviser: Western Asset Management
                                            Company
 DEUTSCHE DWS VARIABLE
 SERIES I -- CLASS A

 DWS CROCI(R) International VIP             DWS Investment Management Americas,
                                            Inc.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Asset Manager Portfolio                    Fidelity Management & Research Company
                                            Subadvisers: FMR Co., Inc.; Fidelity
                                            Investments Money Management, Inc.
 Contrafund(R) Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 Government Money Market Portfolio          Fidelity Management & Research Company
                                            Subadviser: Fidelity Investments Money
                                            Management, Inc.
 Growth Portfolio                           Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 Index 500 Portfolio++                      Fidelity Management & Research Company
                                            Subadvisers: FMR Co., Inc.; Geode Capital
                                            Management, LLC
 Overseas Portfolio                         Fidelity Management & Research Company
                                            Subadvisers: FMR Co., Inc.; FMR
                                            Investment Management (UK) Limited
 T. ROWE PRICE GROWTH STOCK FUND,           T. Rowe Price Associates, Inc.
 INC.
 THE ALGER PORTFOLIOS -- CLASS I-2

 Alger Small Cap Growth Portfolio           Fred Alger Management, Inc.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Funds may have been subject to a change. Please see "Appendix C - Additional
      Information Regarding the Funds."

APPENDIX C

ADDITIONAL INFORMATION REGARDING THE FUNDS


The Funds listed below (if any) were recently subject to a name change or merger. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former name and new name of the trust or company of which the Fund is part.













FUND NAME CHANGES
The following Funds have been renamed:





                     FORMER NAME                                          NEW NAME
----------------------------------------------------   ----------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                              BRIGHTHOUSE FUNDS TRUST I
Morgan Stanley Mid Cap Growth Portfolio -  Class B     Morgan Stanley Discovery Portfolio -  Class B
DEUTSCHE VARIABLE SERIES I                             DEUTSCHE DWS VARIABLE SERIES I
Deutsche CROCI(R) International VIP -  Class A         DWS CROCI(R) International VIP -  Class A







FUND MERGERS
There have been no recent Fund mergers.

                      This page intentionally left blank.

APPENDIX D
PREMIUM TAX TABLE
If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Contract.



                         QUALIFIED   NON-QUALIFIED
                         CONTRACTS     CONTRACTS
                        ----------- --------------
  California(1)........ 0.50%       2.35%
  Florida(2)........... 1.00%       1.00%
  Maine(3)............. 0.00%       2.00%
  Nevada(4)............ 0.00%       3.50%
  Puerto Rico(5)....... 1.00%       1.00%
  South Dakota(6)...... 0.00%       1.25%
  West Virginia........ 1.00%       1.00%
  Wyoming(4)........... 0.00%       1.00%

--------

(1) California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).


(2) Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.


(3) Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.


(4) Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.


(5) We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.


(6) Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).BLIC does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. BLIC has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material BLIC authorizes.

                      STATEMENT OF ADDITIONAL INFORMATION


                         BRIGHTHOUSE SEPARATE ACCOUNT A


                   GROUP FLEXIBLE PAYMENT FIXED AND VARIABLE
                               ANNUITY CONTRACTS


                       BRIGHTHOUSE LIFE INSURANCE COMPANY



                                 APRIL 29, 2019

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. A COPY OF THE PROSPECTUS, DATED APRIL 29, 2019, MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO BRIGHTHOUSE INSURANCE COMPANY, 11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277 OR BY TELEPHONING (800) 283-4536.



NOTE: CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION HAVE SPECIAL MEANINGS. IF A TERM IS NOT DEFINED HEREIN, IT HAS THE MEANING GIVEN TO IT IN THE PROSPECTUS.



SAI-0419BLICFLEXBONUS

TABLE OF CONTENTS                                          PAGE
  COMPANY.................................................    3
  SERVICES................................................    3
  SURRENDER CHARGES.......................................    4
  NET INVESTMENT FACTOR...................................    4
  ANNUITY PAYMENTS........................................    4
  Basis of Variable Benefits..............................    4
  Determination of Amount of Monthly Variable
  Annuity Payments for First Year.........................    4
  Determination of Amount of Monthly Variable
  Annuity Payments for Second and Subsequent Years........    5
  Annuity Unit Value......................................    5
  UNDERWRITERS, DISTRUBITION OF THE
  CONTRACTS...............................................    5
  CALCULATION OF PERFORMANCE..............................    6
  VOTING RIGHTS...........................................    6
  SAFEKEEPING OF SECURITIES...............................    7
  SERVICING AGENT.........................................    7
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM....................................................    7
  ADDITIONAL FEDERAL TAX CONSIDERATIONS...................    7
  Qualified Annuity Contracts.............................    7
  Types of Qualified Plans................................    7
  ERISA...................................................    8
  Federal Estate Taxes....................................    9
  Generation-Skipping Transfer Tax........................    9
  Annuity Purchase Payments By Nonresident Aliens and
  Foreign Entities........................................    9
  FINANCIAL STATEMENTS....................................    9

COMPANY


Brighthouse Life Insurance Company ("BLIC" or the "Company") is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



SERVICES

BLIC maintains certain books and records of Brighthouse Separate Account A (the "Separate Account") and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and record keeping services for the Contracts as well as other contracts and policies issued by BLIC.

SURRENDER CHARGES

Subject to the individual's retirement plan requirements, all or a portion of the Participant's account may be surrendered at any time prior to the annuity date. Unless a certificate has been in effect for more than nine full calendar years after the Certificate Date, a surrender charge (contingent deferred sales charge) will be deducted in the event the Participant requests a full or partial surrender from the Separate Account. The charge is based on a percentage of the amount surrendered. For 403(b) Plans only, no surrender charge will be applied for that part of the first surrender from the Separate Account in a calendar year that does not exceed 10% of the value of the Participant's Account. The surrender charge amounts to 7% for surrenders attributable to purchase payments received within 60 months prior to the date of the surrender. In no event will the sum of these surrender charges and the distribution expense charge exceed 9% of the purchase payments.


NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day.


ANNUITY PAYMENTS


BASIS OF VARIABLE BENEFITS

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:


YEAR OF BIRTH       AGE ADJUSTMENT
BEFORE 1945         ACTUAL AGE
1946 - 1945         Age minus 1 Year
1966 - 1985         Age minus 2 Years
1986 - 2005         Age minus 3 Years

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR FIRST YEAR

The Separate Account value used to establish the monthly variable annuity payment for the first year consists of the value of accumulation units of each Series of the Separate Account credited to a Participant on the last valuation date of the second calendar week before the annuity date. The Contract contains tables showing monthly payment factors and annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to BLIC's General Account and level monthly annuity payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account accumulation units in more than one Series, the total monthly annuity payment for the first year is the sum of the monthly annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of annuity units for each Separate Account Series is also established for the annuitant by dividing the first year monthly payment from that series by the Separate Account annuity unit values for the series on the last valuation date of the second calendar week before the first annuity payment is due. The number of annuity units remains fixed during the annuity period unless annuity units are converted to or from another series.


DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR SECOND AND SUBSEQUENT YEARS

As of each anniversary of the annuity date, BLIC will determine the amount of the monthly variable annuity payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the annuitant has annuity units, with the total annuity payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of annuity units for that Series by the annuity unit value for that Series for the valuation period in which the first payment for the year is due. It will be BLIC's practice to mail variable annuity payments no later than seven days after the last day of the valuation period upon which they are based or the monthly anniversary thereof.

The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the assumed investment return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.


ANNUITY UNIT VALUE

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.


UNDERWRITERS, DISTRUBITION OF THE CONTRACTS

Information about the distribution of the Contracts is contained in the prospectus. (See "Principal Underwriter.") Additional information is provided below.

The Contracts are not currently offered for sale. However, new Participants may be added under existing Contracts and, where applicable, we will continue to issue Certificates to new Participants.

Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the Contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter:

                                 Aggregate
                                 Amount of
                                Commissions
                 Aggregate      Retained by
                 Amount of      Distributor
                Commissions    After Payments
                  Paid to        to Selling
 Fiscal year    Distributor        Firms
------------- --------------- ---------------
  2018        $604,739,251    $0
  2017        $599,512,866    $0
  2016        $568,161,672    $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


CALCULATION OF PERFORMANCE

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

   P(1+T)(n) = ERV

Where:

   P = a hypothetical initial payment of $1,000

   T = average annual total return

   n = number of years

   ERV =          ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

In addition, certain Fund performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for Funds or Series related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain Contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.


VOTING RIGHTS

As the owner of the Separate Account, BLIC is the legal owner of the shares of the Funds. Based upon BLIC's current view of applicable law, we will vote shares of the Funds (which are deemed attributable to the Contracts) based on instructions received from those having voting interests under the Contract concerning Fund shares and who are entitled to vote on Fund proposals at all regular and special shareholders meetings. The persons who have voting interests under a particular plan may include the plan administrator or the Participant if voting is passed through to such individuals. Your plan administrator can provide you with information in this regard. BLIC will vote all shares of the underlying Funds as directed. BLIC will send to those with voting interests, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When BLIC receives these instructions, it will vote of the shares in proportion to the instructions. If BLIC does not receive voting instructions, from a recipient, it will vote their interest in the same proportion as represented by the votes it has received. The effect of this proportional voting is that a small number of those with voting interests may control the outcome of the vote. If BLIC determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

BLIC is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless BLIC has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which BLIC may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 30 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which a Participant is entitled to vote is calculated by dividing the portion of his or her Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.


SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by BLIC. The assets of each Separate Account Series will be kept physically segregated by BLIC and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of BLIC's officers and employees.


SERVICING AGENT

Administrative services agreements have been entered into between BLIC and each of MetLife Group, Inc. and Metropolitan Life Insurance Company under which the latter have agreed to perform certain of the personnel and administrative services relating to the Contracts and for the Separate Account. BLIC has paid fees to MetLife Group and Metropolitan Life Insurance Company for these services.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.


TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.


SIMPLE

Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.

SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employer contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.

401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) - GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.


457(B) - NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), and 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.


Comparison of Plan Limits for Individual Contributions:



    Plan Type     Elective Contribution   Catch-up contribution
 IRA                     $ 6,000                 $1,000
 SIMPLE                  $13,000                 $3,000
 401 (k)                 $19,000                 $6,000
 SEP/401 (a)               (Employer contributions only)
 403 (b) (TSA)           $19,000                 $ 6,00
 457 (b)                 $19,000                 $ 6,00



Dollar limits are for 2019 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $56,000 and 100% of an employee's compensation for 2019.



ERISA

If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you:


    (a) Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

    (b) Make certain withdrawals under plans for which a qualified consent is required;

    (c)        Name someone other than the spouse as your beneficiary; or

    (d)        Use your accrued benefit as security for a loan exceeding
               $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account A
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account A (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                           STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF          CHANGES IN
           ACCOUNT               OPERATIONS           NET ASSETS            FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
  BHFTI Brighthouse/Artisan   For the year ended  For the years ended  For the years ended December 31,
  International Sub-Account   December 31, 2018   December 31, 2018    2018, 2017, 2016, and 2015
                                                  and 2017             (commenced November 19, 2014
                                                                       and began transactions in 2015)

-------------------------------------------------------------------------------------------------------
  BHFTI PanAgora Global       For the year ended  For the years ended  For the years ended December 31,
  Diversified Risk Sub-       December 31, 2018   December 31, 2018    2018, 2017, 2016, 2015, and the
  Account                                         and 2017             period from April 28, 2014
                                                                       (commencement of operations)
                                                                       through December 31, 2014

-------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed        For the year ended  For the years ended  For the years ended December 31,
  Income Sub-Account          December 31, 2018   December 31, 2018    2018, 2017, 2016, and the period
                                                  and 2017             from May 1, 2015
                                                                       (commencement of operations)
                                                                       through December 31, 2015

-------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                            STATEMENTS OF
   COMPRISING THE SEPARATE       STATEMENT OF          CHANGES IN
           ACCOUNT                OPERATIONS           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTII Western Asset         For the year ended  For the years ended
  Management Strategic         December 31, 2018   December 31, 2018
  Bond Opportunities Sub-                          and 2017
  Account
  BlackRock Global
  Allocation V.I. Sub-Account
  Ivy VIP Asset Strategy Sub-
  Account
  Morgan Stanley VIF Global
  Infrastructure Sub-Account
  PIMCO VIT Commodity
  RealReturn(R) Strategy Sub-
  Account
  PIMCO VIT Dynamic
  Bond Sub-Account
  PIMCO VIT Emerging
  Markets Bond Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer VA Global        For the year ended  For the year ended December 31, 2018, and the period
  Multi-Alternatives Sub-      December 31, 2018   from April 28, 2017 (commencement of operations)
  Account                                          through December 31, 2017

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS
   COMPRISING THE SEPARATE
           ACCOUNT                  FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTII Western Asset         For the years ended December 31,
  Management Strategic         2018, 2017, 2016, 2015, and the
  Bond Opportunities Sub-      period from November 19, 2014
  Account                      (commencement of operations)
  BlackRock Global             through December 31, 2014
  Allocation V.I. Sub-Account
  Ivy VIP Asset Strategy Sub-
  Account
  Morgan Stanley VIF Global
  Infrastructure Sub-Account
  PIMCO VIT Commodity
  RealReturn(R) Strategy Sub-
  Account
  PIMCO VIT Dynamic
  Bond Sub-Account
  PIMCO VIT Emerging
  Markets Bond Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer VA Global
  Multi-Alternatives Sub-
  Account

------------------------------------------------------------------------------------------------------------------------------------



BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 1998.

This page is intentionally left blank.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                                                                 AMERICAN FUNDS(R)
                                               ALGER SMALL CAP       AMERICAN FUNDS(R)     AMERICAN FUNDS(R)       GLOBAL SMALL
                                                   GROWTH                  BOND              GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value...............  $        49,200,273   $       124,089,905   $       259,695,945   $        94,290,855
   Accrued dividends.......................                   --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company...............................                   --                    --                     8                     8
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets........................           49,200,273           124,089,905           259,695,953            94,290,863
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees............................                   --                    23                    87                    47
   Due to Brighthouse Life Insurance
     Company...............................                    1                     3                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities...................                    1                    26                    87                    47
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS.................................  $        49,200,272   $       124,089,879   $       259,695,866   $        94,290,816
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $        49,200,272   $       124,088,837   $       259,624,410   $        94,290,816
   Net assets from contracts in payout.....                   --                 1,042                71,456                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Net Assets....................  $        49,200,272   $       124,089,879   $       259,695,866   $        94,290,816
                                             ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                                                 BHFTI
                                                                                                           AMERICAN FUNDS(R)
                                             AMERICAN FUNDS(R)   AMERICAN FUNDS(R)     BHFTI AB GLOBAL         BALANCED
                                                  GROWTH           GROWTH-INCOME     DYNAMIC ALLOCATION       ALLOCATION
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      639,631,329  $       348,946,013  $     2,720,841,237  $     2,963,267,781
   Accrued dividends......................                  --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  41                   22                    1                    1
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................         639,631,370          348,946,035        2,720,841,238        2,963,267,782
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 116                   70                   73                   47
   Due to Brighthouse Life Insurance
     Company..............................                  --                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 116                   70                   73                   47
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $      639,631,254  $       348,945,965  $     2,720,841,165  $     2,963,267,735
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      639,481,162  $       348,851,657  $     2,720,435,784  $     2,962,696,861
   Net assets from contracts in payout....             150,092               94,308              405,381              570,874
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $      639,631,254  $       348,945,965  $     2,720,841,165  $     2,963,267,735
                                            ==================  ===================  ===================  ===================


                                                    BHFTI                BHFTI                BHFTI               BHFTI AQR
                                              AMERICAN FUNDS(R)    AMERICAN FUNDS(R)    AMERICAN FUNDS(R)        GLOBAL RISK
                                              GROWTH ALLOCATION         GROWTH         MODERATE ALLOCATION        BALANCED
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $     1,707,533,653  $       701,041,771  $     1,402,819,733   $     1,970,551,127
   Accrued dividends......................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                    2                    1                   --                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................        1,707,533,655          701,041,772        1,402,819,733         1,970,551,127
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   62                   34                   52                    63
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                     1
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   62                   34                   52                    64
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $     1,707,533,593  $       701,041,738  $     1,402,819,681   $     1,970,551,063
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     1,706,831,534  $       701,030,258  $     1,401,835,256   $     1,969,911,668
   Net assets from contracts in payout....              702,059               11,480              984,425               639,395
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $     1,707,533,593  $       701,041,738  $     1,402,819,681   $     1,970,551,063
                                            ===================  ===================  ====================  ===================


                                                    BHFTI                 BHFTI
                                              BLACKROCK GLOBAL          BLACKROCK
                                             TACTICAL STRATEGIES       HIGH YIELD
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $     4,296,443,333   $       223,555,488
   Accrued dividends......................                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                    2                    --
                                            --------------------  -------------------
       Total Assets.......................        4,296,443,335           223,555,488
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   52                    58
   Due to Brighthouse Life Insurance
     Company..............................                   --                     4
                                            --------------------  -------------------
       Total Liabilities..................                   52                    62
                                            --------------------  -------------------

NET ASSETS................................  $     4,296,443,283   $       223,555,426
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     4,296,016,147   $       223,523,695
   Net assets from contracts in payout....              427,136                31,731
                                            --------------------  -------------------
       Total Net Assets...................  $     4,296,443,283   $       223,555,426
                                            ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                  BHFTI                                                           BHFTI
                                               BRIGHTHOUSE             BHFTI                 BHFTI            BRIGHTHOUSE/
                                                  ASSET             BRIGHTHOUSE           BRIGHTHOUSE       ABERDEEN EMERGING
                                             ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE      MARKETS EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        494,626,423  $     6,920,717,724  $        192,491,996  $       352,166,291
   Accrued dividends....................                    --                   --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                     9                   --                    13                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           494,626,432        6,920,717,724           192,492,009          352,166,291
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    84                   47                   141                   92
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                    --                    7
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    84                   47                   141                   99
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        494,626,348  $     6,920,717,677  $        192,491,868  $       352,166,192
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        494,352,714  $     6,920,162,624  $        192,253,805  $       352,096,990
   Net assets from contracts in payout..               273,634              555,053               238,063               69,202
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        494,626,348  $     6,920,717,677  $        192,491,868  $       352,166,192
                                          ====================  ===================  ====================  ===================

                                                                                            BHFTI                 BHFTI
                                                 BHFTI                 BHFTI            BRIGHTHOUSE/          BRIGHTHOUSE/
                                             BRIGHTHOUSE/          BRIGHTHOUSE/         FRANKLIN LOW            TEMPLETON
                                                ARTISAN             EATON VANCE           DURATION            INTERNATIONAL
                                             INTERNATIONAL         FLOATING RATE        TOTAL RETURN              BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $           292,317  $        74,905,402  $        137,799,807  $        32,416,620
   Accrued dividends....................                   --                   --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................              292,317           74,905,403           137,799,807           32,416,620
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   37                   67                    61                   64
   Due to Brighthouse Life Insurance
     Company............................                    2                   --                     4                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   39                   67                    65                   66
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $           292,278  $        74,905,336  $        137,799,742  $        32,416,554
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           292,278  $        74,896,022  $        137,704,860  $        32,416,554
   Net assets from contracts in payout..                   --                9,314                94,882                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $           292,278  $        74,905,336  $        137,799,742  $        32,416,554
                                          ===================  ===================  ====================  ===================

                                                  BHFTI
                                              BRIGHTHOUSE/
                                               WELLINGTON          BHFTI CLARION
                                                LARGE CAP             GLOBAL
                                                RESEARCH            REAL ESTATE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         13,723,243  $       219,199,652
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                     4                    5
                                          --------------------  -------------------
       Total Assets.....................            13,723,247          219,199,657
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    76                  104
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                    76                  104
                                          --------------------  -------------------

NET ASSETS..............................  $         13,723,171  $       219,199,553
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         13,723,171  $       219,122,492
   Net assets from contracts in payout..                    --               77,061
                                          --------------------  -------------------
       Total Net Assets.................  $         13,723,171  $       219,199,553
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI          BHFTI FIDELITY
                                                CLEARBRIDGE     INSTITUTIONAL ASSET         BHFTI            BHFTI INVESCO
                                                AGGRESSIVE         MANAGEMENT(R)       HARRIS OAKMARK        BALANCED-RISK
                                                  GROWTH         GOVERNMENT INCOME      INTERNATIONAL         ALLOCATION
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      367,812,682  $       513,955,497  $       506,604,208  $       895,562,905
   Accrued dividends......................                  --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  19                   --                    8                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................         367,812,701          513,955,497          506,604,216          895,562,905
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 110                  131                  109                   58
   Due to Brighthouse Life Insurance
     Company..............................                  --                    8                   --                    1
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 110                  139                  109                   59
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $      367,812,591  $       513,955,358  $       506,604,107  $       895,562,846
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      367,629,200  $       513,888,372  $       506,330,959  $       895,497,321
   Net assets from contracts in payout....             183,391               66,986              273,148               65,525
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $      367,812,591  $       513,955,358  $       506,604,107  $       895,562,846
                                            ==================  ===================  ===================  ===================

                                                                                                                   BHFTI
                                                                     BHFTI INVESCO            BHFTI              JPMORGAN
                                                BHFTI INVESCO          SMALL CAP            JPMORGAN           GLOBAL ACTIVE
                                                  COMSTOCK              GROWTH              CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       594,306,964  $       277,369,889  $       313,000,102  $     1,135,038,400
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   15                   12                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          594,306,979          277,369,901          313,000,102        1,135,038,400
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  156                  118                   86                   83
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                    7                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  156                  118                   93                   83
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       594,306,823  $       277,369,783  $       313,000,009  $     1,135,038,317
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       594,157,164  $       277,126,706  $       312,948,091  $     1,135,008,126
   Net assets from contracts in payout....              149,659              243,077               51,918               30,191
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       594,306,823  $       277,369,783  $       313,000,009  $     1,135,038,317
                                            ===================  ===================  ===================  ===================

                                                    BHFTI
                                                  JPMORGAN               BHFTI
                                                  SMALL CAP          LOOMIS SAYLES
                                                    VALUE           GLOBAL MARKETS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        18,754,486  $       138,105,194
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   18                    5
                                            -------------------  -------------------
       Total Assets.......................           18,754,504          138,105,199
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  178                   69
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                  178                   69
                                            -------------------  -------------------

NET ASSETS................................  $        18,754,326  $       138,105,130
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        18,741,970  $       138,086,963
   Net assets from contracts in payout....               12,356               18,167
                                            -------------------  -------------------
       Total Net Assets...................  $        18,754,326  $       138,105,130
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI
                                                  METLIFE           BHFTI MFS(R)            BHFTI                BHFTI
                                                MULTI-INDEX           RESEARCH         MORGAN STANLEY         OPPENHEIMER
                                               TARGETED RISK        INTERNATIONAL      MID CAP GROWTH        GLOBAL EQUITY
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      878,288,178  $       217,709,318  $       222,695,942  $       49,943,043
   Accrued dividends......................                  --                   --                   --                  --
   Due from Brighthouse Life Insurance
     Company..............................                  --                    5                    6                  17
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................         878,288,178          217,709,323          222,695,948          49,943,060
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 106                  149                   93                  72
   Due to Brighthouse Life Insurance
     Company..............................                   8                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 114                  149                   93                  72
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $      878,288,064  $       217,709,174  $       222,695,855  $       49,942,988
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      878,286,501  $       217,579,960  $       222,633,274  $       49,942,988
   Net assets from contracts in payout....               1,563              129,214               62,581                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $      878,288,064  $       217,709,174  $       222,695,855  $       49,942,988
                                            ==================  ===================  ===================  ==================

                                                   BHFTI                                                         BHFTI
                                                 PANAGORA               BHFTI               BHFTI              SCHRODERS
                                                  GLOBAL           PIMCO INFLATION          PIMCO               GLOBAL
                                             DIVERSIFIED RISK      PROTECTED BOND       TOTAL RETURN          MULTI-ASSET
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       117,135,813  $      557,952,714  $     1,331,823,949  $       867,708,363
   Accrued dividends......................                   --                  --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          117,135,813         557,952,714        1,331,823,949          867,708,363
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   84                  90                   68                   56
   Due to Brighthouse Life Insurance
     Company..............................                    2                   6                    7                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   86                  96                   75                   56
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       117,135,727  $      557,952,618  $     1,331,823,874  $       867,708,307
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       117,105,049  $      557,728,686  $     1,331,372,632  $       867,636,827
   Net assets from contracts in payout....               30,678             223,932              451,242               71,480
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       117,135,727  $      557,952,618  $     1,331,823,874  $       867,708,307
                                            ===================  ==================  ===================  ===================


                                                BHFTI SSGA
                                                GROWTH AND           BHFTI SSGA
                                                INCOME ETF           GROWTH ETF
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $    1,115,176,805  $       392,931,084
   Accrued dividends......................                  --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   4                    5
                                            ------------------  -------------------
       Total Assets.......................       1,115,176,809          392,931,089
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  66                   65
   Due to Brighthouse Life Insurance
     Company..............................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                  66                   65
                                            ------------------  -------------------

NET ASSETS................................  $    1,115,176,743  $       392,931,024
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $    1,114,827,630  $       392,489,817
   Net assets from contracts in payout....             349,113              441,207
                                            ------------------  -------------------
       Total Net Assets...................  $    1,115,176,743  $       392,931,024
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                               BHFTI T. ROWE        BHFTI T. ROWE          BHFTI TCW              BHFTI
                                                PRICE LARGE           PRICE MID           CORE FIXED        VICTORY SYCAMORE
                                                 CAP VALUE           CAP GROWTH             INCOME            MID CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       635,360,960  $       425,595,969  $           306,023  $       201,225,994
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   76                    4                   --                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          635,361,036          425,595,973              306,023          201,226,012
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  102                   42                   72                  111
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                    5                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  102                   42                   77                  111
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       635,360,934  $       425,595,931  $           305,946  $       201,225,901
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       634,828,186  $       425,375,891  $           305,946  $       201,103,312
   Net assets from contracts in payout....              532,748              220,040                   --              122,589
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       635,360,934  $       425,595,931  $           305,946  $       201,225,901
                                            ===================  ===================  ===================  ===================

                                                    BHFTI           BHFTII BAILLIE                               BHFTII
                                                WELLS CAPITAL           GIFFORD             BHFTII              BLACKROCK
                                                 MANAGEMENT          INTERNATIONAL         BLACKROCK             CAPITAL
                                                MID CAP VALUE            STOCK            BOND INCOME         APPRECIATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       111,542,566  $       196,377,814  $        74,443,423  $        26,500,851
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    9                    1                   34                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          111,542,575          196,377,815           74,443,457           26,500,869
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   98                  102                  123                  210
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   98                  102                  123                  210
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       111,542,477  $       196,377,713  $        74,443,334  $        26,500,659
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       111,481,445  $       196,329,275  $        74,385,984  $        26,491,677
   Net assets from contracts in payout....               61,032               48,438               57,350                8,982
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       111,542,477  $       196,377,713  $        74,443,334  $        26,500,659
                                            ===================  ===================  ===================  ===================

                                                  BHFTII               BHFTII
                                                 BLACKROCK           BRIGHTHOUSE
                                                ULTRA-SHORT             ASSET
                                                 TERM BOND          ALLOCATION 20
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       290,964,274  $       104,881,181
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   86                   --
                                            -------------------  -------------------
       Total Assets.......................          290,964,360          104,881,181
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  234                   54
   Due to Brighthouse Life Insurance
     Company..............................                   --                    2
                                            -------------------  -------------------
       Total Liabilities..................                  234                   56
                                            -------------------  -------------------

NET ASSETS................................  $       290,964,126  $       104,881,125
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       290,853,245  $       104,881,125
   Net assets from contracts in payout....              110,881                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       290,964,126  $       104,881,125
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                 BHFTII               BHFTII               BHFTII                BHFTII
                                               BRIGHTHOUSE          BRIGHTHOUSE          BRIGHTHOUSE          BRIGHTHOUSE/
                                                  ASSET                ASSET                ASSET                ARTISAN
                                              ALLOCATION 40        ALLOCATION 60        ALLOCATION 80         MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,095,758,895  $      5,413,952,242  $     4,888,889,937  $       154,625,816
   Accrued dividends....................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    1                     3                   16                  216
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................        3,095,758,896         5,413,952,245        4,888,889,953          154,626,032
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   43                    70                   16                   60
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   43                    70                   16                   60
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $     3,095,758,853  $      5,413,952,175  $     4,888,889,937  $       154,625,972
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,091,743,896  $      5,410,216,031  $     4,886,284,824  $       154,399,935
   Net assets from contracts in payout..            4,014,957             3,736,144            2,605,113              226,037
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $     3,095,758,853  $      5,413,952,175  $     4,888,889,937  $       154,625,972
                                          ===================  ====================  ===================  ===================

                                                 BHFTII               BHFTII
                                              BRIGHTHOUSE/         BRIGHTHOUSE/
                                               DIMENSIONAL          WELLINGTON             BHFTII
                                              INTERNATIONAL         CORE EQUITY           FRONTIER               BHFTII
                                              SMALL COMPANY        OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        57,865,088  $        689,411,923  $        59,173,657  $       453,769,177
   Accrued dividends....................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    7                    43                   11                    7
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           57,865,095           689,411,966           59,173,668          453,769,184
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  118                   155                   53                  119
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  118                   155                   53                  119
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        57,864,977  $        689,411,811  $        59,173,615  $       453,769,065
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        57,864,977  $        688,919,398  $        59,139,626  $       453,154,471
   Net assets from contracts in payout..                   --               492,413               33,989              614,594
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        57,864,977  $        689,411,811  $        59,173,615  $       453,769,065
                                          ===================  ====================  ===================  ===================


                                                 BHFTII               BHFTII
                                              LOOMIS SAYLES        LOOMIS SAYLES
                                                SMALL CAP            SMALL CAP
                                                  CORE                GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         12,183,903  $           299,916
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    64                    1
                                          --------------------  -------------------
       Total Assets.....................            12,183,967              299,917
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   120                   44
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                   120                   44
                                          --------------------  -------------------

NET ASSETS..............................  $         12,183,847  $           299,873
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         12,183,847  $           299,873
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $         12,183,847  $           299,873
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                  BHFTII
                                                  METLIFE
                                                 AGGREGATE         BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE
                                                BOND INDEX       MID CAP STOCK INDEX  MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..............  $       294,247,445  $       136,815,808  $       104,406,803   $       134,269,599
   Accrued dividends......................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   16                    2                    12
                                            -------------------  -------------------  -------------------  ---------------------
       Total Assets.......................          294,247,445          136,815,824          104,406,805           134,269,611
                                            -------------------  -------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees...........................                   73                   77                   50                    63
   Due to Brighthouse Life Insurance
     Company..............................                    7                   --                   --                    --
                                            -------------------  -------------------  -------------------  ---------------------
       Total Liabilities..................                   80                   77                   50                    63
                                            -------------------  -------------------  -------------------  ---------------------

NET ASSETS................................  $       294,247,365  $       136,815,747  $       104,406,755   $       134,269,548
                                            ===================  ===================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       294,231,461  $       136,815,747  $       104,406,755   $       134,269,548
   Net assets from contracts in payout....               15,904                   --                   --                    --
                                            -------------------  -------------------  -------------------  ---------------------
       Total Net Assets...................  $       294,247,365  $       136,815,747  $       104,406,755   $       134,269,548
                                            ===================  ===================  ===================  =====================



                                              BHFTII METLIFE           BHFTII               BHFTII          BHFTII NEUBERGER
                                                STOCK INDEX      MFS(R) TOTAL RETURN     MFS(R) VALUE        BERMAN GENESIS
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       561,844,875  $        35,831,869  $       247,115,910  $       109,306,566
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   31                   58                   11                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          561,844,906           35,831,927          247,115,921          109,306,584
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   90                  137                  161                  131
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   90                  137                  161                  131
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       561,844,816  $        35,831,790  $       247,115,760  $       109,306,453
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       561,649,487  $        35,808,807  $       247,000,336  $       109,088,972
   Net assets from contracts in payout....              195,329               22,983              115,424              217,481
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       561,844,816  $        35,831,790  $       247,115,760  $       109,306,453
                                            ===================  ===================  ===================  ===================


                                                   BHFTII               BHFTII
                                                T. ROWE PRICE        T. ROWE PRICE
                                              LARGE CAP GROWTH     SMALL CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       259,939,749  $        12,116,979
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   12                   10
                                            -------------------  -------------------
       Total Assets.......................          259,939,761           12,116,989
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   68                  113
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   68                  113
                                            -------------------  -------------------

NET ASSETS................................  $       259,939,693  $        12,116,876
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       259,868,396  $        12,116,876
   Net assets from contracts in payout....               71,297                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       259,939,693  $        12,116,876
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                  BHFTII WESTERN
                                             BHFTII VANECK       ASSET MANAGEMENT       BHFTII WESTERN
                                            GLOBAL NATURAL        STRATEGIC BOND       ASSET MANAGEMENT           BLACKROCK
                                               RESOURCES           OPPORTUNITIES        U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  ----------------------
ASSETS:
   Investments at fair value............  $        59,956,304  $        937,918,163  $        226,871,574    $         6,984,075
   Accrued dividends....................                   --                    --                    --                     --
   Due from Brighthouse Life Insurance
     Company............................                    6                     9                    --                      3
                                          -------------------  --------------------  --------------------  ----------------------
        Total Assets....................           59,956,310           937,918,172           226,871,574              6,984,078
                                          -------------------  --------------------  --------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                   62                   252                   145                     72
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                     9                     --
                                          -------------------  --------------------  --------------------  ----------------------
        Total Liabilities...............                   62                   252                   154                     72
                                          -------------------  --------------------  --------------------  ----------------------

NET ASSETS..............................  $        59,956,248  $        937,917,920  $        226,871,420    $         6,984,006
                                          ===================  ====================  ====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        59,956,248  $        937,549,771  $        226,738,229    $         6,984,006
   Net assets from contracts in payout..                   --               368,149               133,191                     --
                                          -------------------  --------------------  --------------------  ----------------------
        Total Net Assets................  $        59,956,248  $        937,917,920  $        226,871,420    $         6,984,006
                                          ===================  ====================  ====================  ======================


                                                                     FEDERATED
                                             DWS CROCI(R)           HIGH INCOME            FEDERATED          FIDELITY(R) VIP
                                           INTERNATIONAL VIP           BOND                 KAUFMAN            ASSET MANAGER
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         9,594,331  $              1,924  $             60,277  $        59,276,324
   Accrued dividends....................                   --                    --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................            9,594,331                 1,924                60,277           59,276,324
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                     8                    --                    8
   Due to Brighthouse Life Insurance
     Company............................                    3                     1                     1                    1
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   11                     9                     1                    9
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         9,594,320  $              1,915  $             60,276  $        59,276,315
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         9,594,320  $              1,915  $             60,276  $        59,276,315
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $         9,594,320  $              1,915  $             60,276  $        59,276,315
                                          ===================  ====================  ====================  ===================



                                             FIDELITY(R) VIP       FIDELITY(R) VIP
                                               CONTRAFUND           EQUITY-INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        516,822,770  $         3,905,061
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    16                   --
                                          --------------------  -------------------
        Total Assets....................           516,822,786            3,905,061
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    54                   --
   Due to Brighthouse Life Insurance
     Company............................                    --                    1
                                          --------------------  -------------------
        Total Liabilities...............                    54                    1
                                          --------------------  -------------------

NET ASSETS..............................  $        516,822,732  $         3,905,060
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        516,785,835  $         3,905,060
   Net assets from contracts in payout..                36,897                   --
                                          --------------------  -------------------
        Total Net Assets................  $        516,822,732  $         3,905,060
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                        FIDELITY(R) VIP
                                             FIDELITY(R) VIP      FIDELITY(R) VIP         GOVERNMENT          FIDELITY(R) VIP
                                            FUNDSMANAGER 50%     FUNDSMANAGER 60%        MONEY MARKET             GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,795,963,058  $     2,146,738,124  $         17,486,567  $        160,226,250
   Accrued dividends....................                    --                   --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                     6
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................         3,795,963,058        2,146,738,124            17,486,567           160,226,256
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                   --                    11                    --
   Due to Brighthouse Life Insurance
     Company............................                     5                    4                     4                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                     5                    4                    15                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
   Net assets from contracts in payout..                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
                                          ====================  ===================  ====================  ====================


                                             FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP      FTVIPT FRANKLIN
                                                INDEX 500              MID CAP              OVERSEAS            INCOME VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         55,902,970  $        336,722,705  $         3,608,968  $       218,572,362
   Accrued dividends....................                    --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    10                    10                   --                    4
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................            55,902,980           336,722,715            3,608,968          218,572,366
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     8                    26                    1                   36
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    2                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                     8                    26                    3                   36
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         55,902,972  $        336,722,689  $         3,608,965  $       218,572,330
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         55,902,972  $        336,681,375  $         3,608,965  $       218,500,152
   Net assets from contracts in payout..                    --                41,314                   --               72,178
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         55,902,972  $        336,722,689  $         3,608,965  $       218,572,330
                                          ====================  ====================  ===================  ===================


                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                            MUTUAL SHARES VIP    SMALL CAP VALUE VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        105,943,409  $        104,045,297
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     4                     1
                                          --------------------  --------------------
        Total Assets....................           105,943,413           104,045,298
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    29                     4
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    29                     4
                                          --------------------  --------------------

NET ASSETS..............................  $        105,943,384  $        104,045,294
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        105,933,892  $        104,045,294
   Net assets from contracts in payout..                 9,492                    --
                                          --------------------  --------------------
        Total Net Assets................  $        105,943,384  $        104,045,294
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                            FTVIPT TEMPLETON      FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.
                                               FOREIGN VIP         GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         58,848,769  $        196,643,951  $              2,269  $            110,134
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     2                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            58,848,771           196,643,951                 2,269               110,134
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    53                     3                    15                     7
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                    16                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    53                     4                    31                     7
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         58,848,718  $        196,643,947  $              2,238  $            110,127
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         58,814,296  $        196,624,261  $              2,238  $            110,127
   Net assets from contracts in payout..                34,422                19,686                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         58,848,718  $        196,643,947  $              2,238  $            110,127
                                          ====================  ====================  ====================  ====================


                                              INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          IVY VIP ASSET
                                            EQUITY AND INCOME     GROWTH AND INCOME   INTERNATIONAL GROWTH        STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        560,935,809  $                952  $        217,298,683  $            269,361
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     2                     2                     3                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           560,935,811                   954           217,298,686               269,361
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    35                    10                    24                    21
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    35                    10                    24                    22
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        560,935,776  $                944  $        217,298,662  $            269,339
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        560,889,831  $                944  $        217,272,064  $            269,339
   Net assets from contracts in payout..                45,945                    --                26,598                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        560,935,776  $                944  $        217,298,662  $            269,339
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH       APPRECIATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        274,064,394  $        393,172,213
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    17                    11
                                          --------------------  --------------------
        Total Assets....................           274,064,411           393,172,224
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   114                    81
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                   114                    81
                                          --------------------  --------------------

NET ASSETS..............................  $        274,064,297  $        393,172,143
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        274,039,188  $        393,106,968
   Net assets from contracts in payout..                25,109                65,175
                                          --------------------  --------------------
        Total Net Assets................  $        274,064,297  $        393,172,143
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                   LMPVET                LMPVET                LMPVET                LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............   $       193,406,544   $         2,215,581   $         5,902,457   $       104,196,843
   Accrued dividends......................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company..............................                     2                     5                     7                     8
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................           193,406,546             2,215,586             5,902,464           104,196,851
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                    47                    52                    48                    54
   Due to Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    47                    52                    48                    54
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................   $       193,406,499   $         2,215,534   $         5,902,416   $       104,196,797
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $       193,315,062   $         2,212,616   $         5,902,416   $       104,183,900
   Net assets from contracts in payout....                91,437                 2,918                    --                12,897
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................   $       193,406,499   $         2,215,534   $         5,902,416   $       104,196,797
                                            ====================  ====================  ====================  ====================

                                                                                                               LMPVIT WESTERN
                                                   LMPVET                                     LMPVET           ASSET VARIABLE
                                                 QS VARIABLE             LMPVET             QS VARIABLE          GLOBAL HIGH
                                             CONSERVATIVE GROWTH   QS VARIABLE GROWTH     MODERATE GROWTH        YIELD BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        33,045,056   $        71,918,097  $           547,305  $        80,253,068
   Accrued dividends......................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    1                     1                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................           33,045,057            71,918,098              547,305           80,253,068
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    4                    22                   11                   36
   Due to Brighthouse Life Insurance
     Company..............................                   --                    --                   --                    6
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    4                    22                   11                   42
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        33,045,053   $        71,918,076  $           547,294  $        80,253,026
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        33,045,053   $        71,829,880  $           547,294  $        80,237,073
   Net assets from contracts in payout....                   --                88,196                   --               15,953
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        33,045,053   $        71,918,076  $           547,294  $        80,253,026
                                            ====================  ===================  ===================  ===================



                                                 MFS(R) VIT           MFS(R) VIT
                                               INVESTORS TRUST       NEW DISCOVERY
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $             2,655  $             7,949
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................                2,655                7,949
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    7                    1
   Due to Brighthouse Life Insurance
     Company..............................                   --                    1
                                            -------------------  -------------------
       Total Liabilities..................                    7                    2
                                            -------------------  -------------------

NET ASSETS................................  $             2,648  $             7,947
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $             2,648  $             7,947
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $             2,648  $             7,947
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                                   MORGAN STANLEY                              OPPENHEIMER
                                                MFS(R) VIT           VIF GLOBAL        NEUBERGER BERMAN         VA GLOBAL
                                                 RESEARCH          INFRASTRUCTURE           GENESIS        MULTI-ALTERNATIVES
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $            19,276  $           462,129  $            5,094  $           228,850
   Accrued dividends......................                   --                   --                  --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................               19,276              462,129               5,094              228,850
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   --                   11                   3                   10
   Due to Brighthouse Life Insurance
     Company..............................                    2                   --                   2                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                    2                   11                   5                   10
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $            19,274  $           462,118  $            5,089  $           228,840
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            19,274  $           462,118  $            5,089  $           228,840
   Net assets from contracts in payout....                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $            19,274  $           462,118  $            5,089  $           228,840
                                            ===================  ===================  ==================  ===================

                                                                                                                PIMCO VIT
                                                OPPENHEIMER          OPPENHEIMER                                COMMODITY
                                               VA GOVERNMENT       VA MAIN STREET         OPPENHEIMER         REALRETURN(R)
                                                   MONEY              SMALL CAP         VA MAIN STREET          STRATEGY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $            3,078  $        88,702,364  $            13,008  $           375,098
   Accrued dividends......................                   1                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  --                    5                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................               3,079           88,702,369               13,008              375,098
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   8                   18                    9                    9
   Due to Brighthouse Life Insurance
     Company..............................                   2                   --                    1                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  10                   18                   10                    9
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $            3,069  $        88,702,351  $            12,998  $           375,089
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            3,069  $        88,685,369  $            12,998  $           375,089
   Net assets from contracts in payout....                  --               16,982                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $            3,069  $        88,702,351  $            12,998  $           375,089
                                            ==================  ===================  ===================  ===================


                                                                      PIMCO VIT
                                                 PIMCO VIT        EMERGING MARKETS
                                               DYNAMIC BOND             BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------
ASSETS:
   Investments at fair value..............  $           546,934  $          827,047
   Accrued dividends......................                   --                  --
   Due from Brighthouse Life Insurance
     Company..............................                   --                  --
                                            -------------------  ------------------
       Total Assets.......................              546,934             827,047
                                            -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   --                  30
   Due to Brighthouse Life Insurance
     Company..............................                    2                   2
                                            -------------------  ------------------
       Total Liabilities..................                    2                  32
                                            -------------------  ------------------

NET ASSETS................................  $           546,932  $          827,015
                                            ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           546,932  $          827,015
   Net assets from contracts in payout....                   --                  --
                                            -------------------  ------------------
       Total Net Assets...................  $           546,932  $          827,015
                                            ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018



                                                                                          T. ROWE PRICE
                                               PIONEER VCT           PIONEER VCT           GOVERNMENT           T. ROWE PRICE
                                              MID CAP VALUE      REAL ESTATE SHARES           MONEY             GROWTH STOCK
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         50,851,007  $            211,129  $            179,933  $          7,200,179
   Accrued dividends....................                    --                    --                    16                    --
   Due from Brighthouse Life Insurance
     Company............................                     8                     4                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            50,851,015               211,133               179,949             7,200,179
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    32                    38                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    32                    38                    --                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         50,850,983  $            211,095  $            179,949  $          7,200,178
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         50,850,983  $            211,095  $            179,949  $          7,200,178
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         50,850,983  $            211,095  $            179,949  $          7,200,178
                                          ====================  ====================  ====================  ====================

                                                                      TAP 1919
                                              T. ROWE PRICE       VARIABLE SOCIALLY
                                              INTERNATIONAL          RESPONSIVE
                                                  STOCK               BALANCED
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            445,246  $            167,483
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                   499                    --
                                          --------------------  --------------------
        Total Assets....................               445,745               167,483
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    38
   Due to Brighthouse Life Insurance
     Company............................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    --                    39
                                          --------------------  --------------------

NET ASSETS..............................  $            445,745  $            167,444
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            445,745  $            164,625
   Net assets from contracts in payout..                    --                 2,819
                                          --------------------  --------------------
        Total Net Assets................  $            445,745  $            167,444
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                              AMERICAN FUNDS(R)
                                               ALGER SMALL CAP      AMERICAN FUNDS(R)    AMERICAN FUNDS(R)      GLOBAL SMALL
                                                   GROWTH                 BOND             GLOBAL GROWTH       CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         3,053,902  $          1,979,635  $            90,386
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              783,531            1,445,540             3,660,677            1,311,333
      Administrative charges...............                   --              322,183               757,454              246,040
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              783,531            1,767,723             4,418,131            1,557,373
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (783,531)            1,286,179           (2,438,496)          (1,466,987)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,168,586              181,089            20,894,933            5,181,209
      Realized gains (losses) on sale of
        investments........................              337,950            (533,033)             8,789,205            3,179,077
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            2,506,536            (351,944)            29,684,138            8,360,286
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,172,784)          (3,825,721)          (56,558,465)         (19,185,609)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,333,752          (4,177,665)          (26,874,327)         (10,825,323)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           550,221  $       (2,891,486)  $       (29,312,823)  $      (12,292,310)
                                             ===================  ===================  ====================  ===================

                                                                                                                     BHFTI
                                                                                                               AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)     BHFTI AB GLOBAL          BALANCED
                                                    GROWTH            GROWTH-INCOME     DYNAMIC ALLOCATION        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          3,136,175  $         5,405,121  $        50,597,992  $        47,748,548
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             9,316,153            4,977,640           34,927,665           41,900,314
      Administrative charges...............             1,834,660              899,379            7,630,331            8,218,562
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................            11,150,813            5,877,019           42,557,996           50,118,876
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           (8,014,638)            (471,898)            8,039,996          (2,370,328)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            76,347,840           27,096,811           12,273,770          173,853,689
      Realized gains (losses) on sale of
        investments........................            39,327,919           13,546,937           51,890,771           38,466,047
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           115,675,759           40,643,748           64,164,541          212,319,736
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (108,258,017)         (49,812,895)        (326,527,157)        (388,736,388)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             7,417,742          (9,169,147)        (262,362,616)        (176,416,652)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (596,896)  $       (9,641,045)  $     (254,322,620)  $     (178,786,980)
                                             ====================  ===================  ===================  ===================


                                                     BHFTI               BHFTI
                                               AMERICAN FUNDS(R)   AMERICAN FUNDS(R)
                                               GROWTH ALLOCATION        GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        23,354,851  $         2,973,740
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           25,619,045            9,692,086
      Administrative charges...............            4,863,489            1,901,000
                                             -------------------  -------------------
        Total expenses.....................           30,482,534           11,593,086
                                             -------------------  -------------------
          Net investment income (loss).....          (7,127,683)          (8,619,346)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          111,769,642          106,548,475
      Realized gains (losses) on sale of
        investments........................           25,872,062           14,547,738
                                             -------------------  -------------------
          Net realized gains (losses)......          137,641,704          121,096,213
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (262,020,895)        (124,294,726)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (124,379,191)          (3,198,513)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (131,506,874)  $      (11,817,859)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                    BHFTI               BHFTI AQR              BHFTI                 BHFTI
                                              AMERICAN FUNDS(R)        GLOBAL RISK       BLACKROCK GLOBAL          BLACKROCK
                                             MODERATE ALLOCATION        BALANCED        TACTICAL STRATEGIES       HIGH YIELD
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        26,615,399  $          8,475,156  $        69,096,914  $         11,422,310
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           19,545,171            25,386,946           55,597,573             3,015,564
      Administrative charges...............            3,868,766             5,542,445           12,143,000               579,278
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................           23,413,937            30,929,391           67,740,573             3,594,842
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            3,201,462          (22,454,235)            1,356,341             7,827,468
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           74,282,525           205,098,771          345,942,167                    --
      Realized gains (losses) on sale of
        investments........................           11,611,583          (51,012,888)           13,800,972           (1,294,438)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           85,894,108           154,085,883          359,743,139           (1,294,438)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (161,087,562)         (301,513,104)        (767,714,106)          (16,824,328)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (75,193,454)         (147,427,221)        (407,970,967)          (18,118,766)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (71,991,992)  $      (169,881,456)  $     (406,614,626)  $       (10,291,298)
                                             ===================  ====================  ===================  ====================

                                                     BHFTI                                                            BHFTI
                                                  BRIGHTHOUSE             BHFTI                 BHFTI             BRIGHTHOUSE/
                                                     ASSET             BRIGHTHOUSE           BRIGHTHOUSE        ABERDEEN EMERGING
                                                ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE       MARKETS EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          6,008,386  $       127,665,889  $          2,513,735  $        10,089,302
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             7,984,160           88,018,744             3,275,107            4,989,688
      Administrative charges...............             1,473,376           19,202,958               591,037              972,822
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             9,457,536          107,221,702             3,866,144            5,962,510
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (3,449,150)           20,444,187           (1,352,409)            4,126,792
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            21,270,563          655,916,070            13,136,861                   --
      Realized gains (losses) on sale of
        investments........................            13,240,683           30,178,651             5,309,718            3,647,784
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            34,511,246          686,094,721            18,446,579            3,647,784
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (94,794,873)      (1,370,558,908)          (54,706,228)         (71,732,414)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (60,283,627)        (684,464,187)          (36,259,649)         (68,084,630)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (63,732,777)  $     (664,020,000)  $       (37,612,058)  $      (63,957,838)
                                             ====================  ===================  ====================  ===================

                                                    BHFTI                 BHFTI
                                                BRIGHTHOUSE/          BRIGHTHOUSE/
                                                   ARTISAN             EATON VANCE
                                                INTERNATIONAL         FLOATING RATE
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             4,154  $         2,375,662
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                2,953              909,550
      Administrative charges...............                  771              171,941
                                             -------------------  -------------------
        Total expenses.....................                3,724            1,081,491
                                             -------------------  -------------------
           Net investment income (loss)....                  430            1,294,171
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................                2,098             (25,963)
                                             -------------------  -------------------
           Net realized gains (losses).....                2,098             (25,963)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (42,515)          (2,516,203)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (40,417)          (2,542,166)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (39,987)  $       (1,247,995)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     BHFTI                BHFTI                 BHFTI
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/
                                                 FRANKLIN LOW           TEMPLETON            WELLINGTON          BHFTI CLARION
                                                   DURATION           INTERNATIONAL           LARGE CAP             GLOBAL
                                                 TOTAL RETURN             BOND                RESEARCH            REAL ESTATE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          2,608,019  $                --  $            139,925  $        14,759,846
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,916,133              453,223               227,839            3,147,128
      Administrative charges...............               366,115               90,246                39,734              622,017
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             2,282,248              543,469               267,573            3,769,145
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               325,771            (543,469)             (127,648)           10,990,701
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --             1,850,415                   --
      Realized gains (losses) on sale of
        investments........................             (883,368)            (785,527)               579,816              153,417
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             (883,368)            (785,527)             2,430,231              153,417
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,087,840)            1,155,692           (3,419,013)         (36,679,711)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (1,971,208)              370,165             (988,782)         (36,526,294)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,645,437)  $         (173,304)  $        (1,116,430)  $      (25,535,593)
                                             ====================  ===================  ====================  ===================

                                                                     BHFTI FIDELITY
                                                    BHFTI             INSTITUTIONAL
                                                 CLEARBRIDGE       ASSET MANAGEMENT(R)         BHFTI             BHFTI INVESCO
                                                 AGGRESSIVE            GOVERNMENT         HARRIS OAKMARK         BALANCED-RISK
                                                   GROWTH                INCOME            INTERNATIONAL          ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,604,986  $        14,831,292   $        10,437,626  $        11,545,498
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,042,533            6,018,692             8,139,193           11,099,180
      Administrative charges...............            1,125,099            1,331,899             1,529,740            2,455,966
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            7,167,632            7,350,591             9,668,933           13,555,146
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....          (4,562,646)            7,480,701               768,693          (2,009,648)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           21,026,071                   --            25,106,042           77,491,815
      Realized gains (losses) on sale of
        investments........................           37,250,879          (4,246,293)             4,683,027          (6,636,953)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           58,276,950          (4,246,293)            29,789,069           70,854,862
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (83,760,460)         (12,308,508)         (196,507,060)        (145,711,399)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (25,483,510)         (16,554,801)         (166,717,991)         (74,856,537)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (30,046,156)  $       (9,074,100)   $     (165,949,298)  $      (76,866,185)
                                             ===================  ====================  ===================  ===================



                                                                      BHFTI INVESCO
                                                 BHFTI INVESCO          SMALL CAP
                                                   COMSTOCK              GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          4,517,747  $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             8,660,804            4,302,889
      Administrative charges...............             1,802,984              819,460
                                             --------------------  -------------------
        Total expenses.....................            10,463,788            5,122,349
                                             --------------------  -------------------
           Net investment income (loss)....           (5,946,041)          (5,122,349)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            54,080,085           42,945,866
      Realized gains (losses) on sale of
        investments........................            24,002,948            2,122,656
                                             --------------------  -------------------
           Net realized gains (losses).....            78,083,033           45,068,522
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (162,972,006)         (70,770,383)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (84,888,973)         (25,701,861)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (90,835,014)  $      (30,824,210)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                          BHFTI                BHFTI
                                                     BHFTI              JPMORGAN             JPMORGAN              BHFTI
                                                   JPMORGAN           GLOBAL ACTIVE          SMALL CAP         LOOMIS SAYLES
                                                   CORE BOND           ALLOCATION              VALUE          GLOBAL MARKETS
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,158,373  $        19,738,377  $           307,961  $         2,804,999
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,297,813           13,593,554              347,585            1,989,091
      Administrative charges...............              833,400            3,032,482               58,674              381,936
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            5,131,213           16,626,036              406,259            2,371,027
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            4,027,160            3,112,341             (98,298)              433,972
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           66,316,770            1,377,403            9,660,745
      Realized gains (losses) on sale of
        investments........................          (2,143,941)            2,451,997              520,617            5,392,294
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (2,143,941)           68,768,767            1,898,020           15,053,039
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,403,285)        (176,576,936)          (5,084,957)         (25,413,434)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (9,547,226)        (107,808,169)          (3,186,937)         (10,360,395)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,520,066)  $     (104,695,828)  $       (3,285,235)  $       (9,926,423)
                                             ===================  ===================  ===================  ===================

                                                    BHFTI
                                                   METLIFE          BHFTI MFS(R)             BHFTI                BHFTI
                                                 MULTI-INDEX          RESEARCH          MORGAN STANLEY         OPPENHEIMER
                                                TARGETED RISK       INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       16,609,507  $        5,089,120  $                --  $           609,684
                                             ------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          10,171,770           3,451,615            3,055,898              732,242
      Administrative charges...............           2,319,888             624,134              629,196              153,687
                                             ------------------  ------------------  -------------------  -------------------
        Total expenses.....................          12,491,658           4,075,749            3,685,094              885,929
                                             ------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....           4,117,849           1,013,371          (3,685,094)            (276,245)
                                             ------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          61,462,495                  --           48,467,957            5,773,241
      Realized gains (losses) on sale of
        investments........................           2,787,968           3,869,459           24,492,454            3,008,655
                                             ------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......          64,250,463           3,869,459           72,960,411            8,781,896
                                             ------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................       (149,317,791)        (44,456,699)         (44,253,416)         (16,700,241)
                                             ------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (85,067,328)        (40,587,240)           28,706,995          (7,918,345)
                                             ------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (80,949,479)  $     (39,573,869)  $        25,021,901  $       (8,194,590)
                                             ==================  ==================  ===================  ===================

                                                     BHFTI
                                                   PANAGORA               BHFTI
                                                    GLOBAL           PIMCO INFLATION
                                               DIVERSIFIED RISK      PROTECTED BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         9,604,366
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,569,307            8,075,366
      Administrative charges...............              340,455            1,520,639
                                             -------------------  -------------------
        Total expenses.....................            1,909,762            9,596,005
                                             -------------------  -------------------
          Net investment income (loss).....          (1,909,762)                8,361
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,155,434                   --
      Realized gains (losses) on sale of
        investments........................              192,602          (8,730,078)
                                             -------------------  -------------------
          Net realized gains (losses)......           10,348,036          (8,730,078)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (20,920,173)         (15,750,336)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (10,572,137)         (24,480,414)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (12,481,899)  $      (24,472,053)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                        BHFTI
                                                    BHFTI             SCHRODERS          BHFTI SSGA
                                                    PIMCO              GLOBAL            GROWTH AND          BHFTI SSGA
                                                TOTAL RETURN         MULTI-ASSET         INCOME ETF          GROWTH ETF
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $       19,299,299  $       14,805,940  $       29,275,963  $        9,298,310
                                             ------------------  ------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          18,688,910          10,018,878          15,816,334           5,948,202
      Administrative charges...............           3,487,095           2,185,680           3,169,675           1,154,938
                                             ------------------  ------------------  ------------------  ------------------
        Total expenses.....................          22,176,005          12,204,558          18,986,009           7,103,140
                                             ------------------  ------------------  ------------------  ------------------
          Net investment income (loss).....         (2,876,706)           2,601,382          10,289,954           2,195,170
                                             ------------------  ------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --          49,747,957          55,899,748          26,273,131
      Realized gains (losses) on sale of
        investments........................         (9,864,205)           3,794,040          12,644,175           9,537,970
                                             ------------------  ------------------  ------------------  ------------------
          Net realized gains (losses)......         (9,864,205)          53,541,997          68,543,923          35,811,101
                                             ------------------  ------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (14,647,929)       (146,584,465)       (175,633,547)        (82,579,909)
                                             ------------------  ------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (24,512,134)        (93,042,468)       (107,089,624)        (46,768,808)
                                             ------------------  ------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (27,388,840)  $     (90,441,086)  $     (96,799,670)  $     (44,573,638)
                                             ==================  ==================  ==================  ==================


                                                 BHFTI T. ROWE        BHFTI T. ROWE          BHFTI TCW              BHFTI
                                                  PRICE LARGE           PRICE MID           CORE FIXED        VICTORY SYCAMORE
                                                   CAP VALUE           CAP GROWTH             INCOME            MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        13,612,551  $                --  $             7,477  $         1,416,722
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,784,169            6,555,409                3,609            3,165,699
      Administrative charges...............            1,437,604            1,238,273                  753              620,229
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,221,773            7,793,682                4,362            3,785,928
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            2,390,778          (7,793,682)                3,115          (2,369,206)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           69,876,949           70,252,702                   --           45,235,688
      Realized gains (losses) on sale of
        investments........................           13,983,911           10,808,523              (1,609)            3,911,288
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           83,860,860           81,061,225              (1,609)           49,146,976
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (160,474,054)         (86,334,850)              (6,630)         (71,450,699)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (76,613,194)          (5,273,625)              (8,239)         (22,303,723)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (74,222,416)  $      (13,067,307)  $           (5,124)  $      (24,672,929)
                                             ===================  ===================  ===================  ===================

                                                     BHFTI           BHFTII BAILLIE
                                                 WELLS CAPITAL           GIFFORD
                                                  MANAGEMENT          INTERNATIONAL
                                                 MID CAP VALUE            STOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,182,078  $         2,128,134
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,682,260            3,011,515
      Administrative charges...............              314,533              584,497
                                             -------------------  -------------------
        Total expenses.....................            1,996,793            3,596,012
                                             -------------------  -------------------
          Net investment income (loss).....            (814,715)          (1,467,878)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,559,895                   --
      Realized gains (losses) on sale of
        investments........................          (1,718,052)            7,060,425
                                             -------------------  -------------------
          Net realized gains (losses)......            8,841,843            7,060,425
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (27,509,855)         (49,728,013)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (18,668,012)         (42,667,588)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (19,482,727)  $      (44,135,466)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                         BHFTII                BHFTII               BHFTII
                                                    BHFTII              BLACKROCK             BLACKROCK           BRIGHTHOUSE
                                                   BLACKROCK             CAPITAL             ULTRA-SHORT             ASSET
                                                  BOND INCOME         APPRECIATION            TERM BOND          ALLOCATION 20
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          2,271,051  $            19,218  $         2,135,251  $          2,152,368
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               949,151              282,927            3,719,387             1,304,547
      Administrative charges...............               163,857               47,169              703,021               250,701
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,113,008              330,096            4,422,408             1,555,248
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,158,043            (310,878)          (2,287,157)               597,120
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            2,429,865               16,580             1,269,345
      Realized gains (losses) on sale of
        investments........................             (316,573)              995,468              642,886             (632,429)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             (316,573)            3,425,333              659,466               636,916
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,334,812)          (4,328,210)            1,557,185           (5,440,948)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (2,651,385)            (902,877)            2,216,651           (4,804,032)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,493,342)  $       (1,213,755)  $          (70,506)  $        (4,206,912)
                                             ====================  ===================  ===================  ====================


                                                    BHFTII               BHFTII                BHFTII              BHFTII
                                                  BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE        BRIGHTHOUSE/
                                                     ASSET                ASSET                 ASSET              ARTISAN
                                                 ALLOCATION 40        ALLOCATION 60         ALLOCATION 80       MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         69,494,899  $       101,464,844  $        74,668,696  $           752,626
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            46,327,201           82,131,942           77,972,242            2,603,810
      Administrative charges...............             8,758,815           15,542,484           14,344,515              448,072
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................            55,086,016           97,674,426           92,316,757            3,051,882
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            14,408,883            3,790,418         (17,648,061)          (2,299,256)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           105,133,308          236,261,135          254,515,877           10,451,960
      Realized gains (losses) on sale of
        investments........................          (23,360,975)         (20,766,349)            5,263,838            3,748,078
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            81,772,333          215,494,786          259,779,715           14,200,038
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (294,921,005)        (667,253,153)        (759,581,911)         (38,603,934)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (213,148,672)        (451,758,367)        (499,802,196)         (24,403,896)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (198,739,789)  $     (447,967,949)  $     (517,450,257)  $      (26,703,152)
                                             ====================  ===================  ===================  ===================

                                                    BHFTII               BHFTII
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/
                                                  DIMENSIONAL          WELLINGTON
                                                 INTERNATIONAL         CORE EQUITY
                                                 SMALL COMPANY        OPPORTUNITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,718,412  $         13,167,521
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              913,690            10,125,546
      Administrative charges...............              171,926             1,961,205
                                             -------------------  --------------------
        Total expenses.....................            1,085,616            12,086,751
                                             -------------------  --------------------
           Net investment income (loss)....              632,796             1,080,770
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,836,839            42,720,154
      Realized gains (losses) on sale of
        investments........................              283,175            15,517,186
                                             -------------------  --------------------
           Net realized gains (losses).....            5,120,014            58,237,340
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,675,154)          (66,761,339)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (16,555,140)           (8,523,999)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (15,922,344)  $        (7,443,229)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                              BHFTII               BHFTII
                                                   BHFTII                                  LOOMIS SAYLES        LOOMIS SAYLES
                                                  FRONTIER              BHFTII               SMALL CAP            SMALL CAP
                                               MID CAP GROWTH       JENNISON GROWTH            CORE                GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           618,895  $                --  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              936,580            7,012,063              215,975                3,051
      Administrative charges...............              174,024            1,277,882               36,174                  763
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,110,604            8,289,945              252,149                3,814
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,110,604)          (7,671,050)            (252,149)              (3,814)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,379,062           77,144,539            1,532,161               47,828
      Realized gains (losses) on sale of
        investments........................            1,467,297           18,496,044              185,799                9,031
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,846,359           95,640,583            1,717,960               56,859
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (13,105,567)         (90,743,540)          (3,235,985)             (50,854)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,259,208)            4,897,043          (1,518,025)                6,005
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,369,812)  $       (2,774,007)  $       (1,770,174)  $             2,191
                                             ===================  ===================  ===================  ===================

                                                   BHFTII
                                                   METLIFE
                                                  AGGREGATE          BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE
                                                 BOND INDEX        MID CAP STOCK INDEX   MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $         8,464,228  $         1,688,335   $         3,301,317   $         1,362,852
                                             -------------------  --------------------  -------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,587,612            2,103,671             1,503,673             2,032,216
      Administrative charges...............              731,265              313,946               252,075               347,234
                                             -------------------  --------------------  -------------------  ---------------------
        Total expenses.....................            4,318,877            2,417,617             1,755,748             2,379,450
                                             -------------------  --------------------  -------------------  ---------------------
          Net investment income (loss).....            4,145,351            (729,282)             1,545,569           (1,016,598)
                                             -------------------  --------------------  -------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           13,477,294                    --            10,610,858
      Realized gains (losses) on sale of
        investments........................          (2,275,005)            4,071,598             1,420,914             4,464,218
                                             -------------------  --------------------  -------------------  ---------------------
          Net realized gains (losses)......          (2,275,005)           17,548,892             1,420,914            15,075,076
                                             -------------------  --------------------  -------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,007,320)         (36,439,302)          (21,678,671)          (32,956,301)
                                             -------------------  --------------------  -------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (10,282,325)         (18,890,410)          (20,257,757)          (17,881,225)
                                             -------------------  --------------------  -------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,136,974)  $      (19,619,692)   $      (18,712,188)   $      (18,897,823)
                                             ===================  ====================  ===================  =====================



                                               BHFTII METLIFE           BHFTII
                                                 STOCK INDEX      MFS(R) TOTAL RETURN
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        10,120,353  $           866,141
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,255,390              545,510
      Administrative charges...............            1,374,364               80,157
                                             -------------------  -------------------
        Total expenses.....................            9,629,754              625,667
                                             -------------------  -------------------
          Net investment income (loss).....              490,599              240,474
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           35,867,740            2,480,391
      Realized gains (losses) on sale of
        investments........................           28,482,043              505,547
                                             -------------------  -------------------
          Net realized gains (losses)......           64,349,783            2,985,938
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (101,504,078)          (6,093,267)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (37,154,295)          (3,107,329)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (36,663,696)  $       (2,866,855)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                               BHFTII               BHFTII
                                                    BHFTII          BHFTII NEUBERGER        T. ROWE PRICE        T. ROWE PRICE
                                                 MFS(R) VALUE        BERMAN GENESIS       LARGE CAP GROWTH     SMALL CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          3,757,789  $           157,241  $            589,386  $             7,920
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             3,803,597            1,789,368             3,731,215              189,541
      Administrative charges...............               690,154              298,721               685,588               19,517
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             4,493,751            2,088,089             4,416,803              209,058
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (735,962)          (1,930,848)           (3,827,417)            (201,138)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            18,134,215           16,150,766            51,369,051            1,266,354
      Realized gains (losses) on sale of
        investments........................             2,024,467            6,338,612             3,230,598              432,876
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            20,158,682           22,489,378            54,599,649            1,699,230
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (51,764,838)         (29,833,570)          (58,693,758)          (2,519,895)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (31,606,156)          (7,344,192)           (4,094,109)            (820,665)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (32,342,118)  $       (9,275,040)  $        (7,921,526)  $       (1,021,803)
                                             ====================  ===================  ====================  ===================

                                                                     BHFTII WESTERN
                                                BHFTII VANECK       ASSET MANAGEMENT      BHFTII WESTERN
                                               GLOBAL NATURAL        STRATEGIC BOND      ASSET MANAGEMENT           BLACKROCK
                                                  RESOURCES           OPPORTUNITIES       U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  ----------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         53,732,502  $         4,811,245   $             62,764
                                             -------------------  --------------------  -------------------  ----------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              971,964            12,000,244            2,779,359                 46,864
      Administrative charges...............              190,591             2,522,539              583,687                 10,003
                                             -------------------  --------------------  -------------------  ----------------------
        Total expenses.....................            1,162,555            14,522,783            3,363,046                 56,867
                                             -------------------  --------------------  -------------------  ----------------------
           Net investment income (loss)....          (1,162,555)            39,209,719            1,448,199                  5,897
                                             -------------------  --------------------  -------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --                305,269
      Realized gains (losses) on sale of
        investments........................          (1,433,525)               428,365          (1,703,074)                  5,587
                                             -------------------  --------------------  -------------------  ----------------------
           Net realized gains (losses).....          (1,433,525)               428,365          (1,703,074)                310,856
                                             -------------------  --------------------  -------------------  ----------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,400,844)          (94,399,767)          (1,693,598)              (851,294)
                                             -------------------  --------------------  -------------------  ----------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (22,834,369)          (93,971,402)          (3,396,672)              (540,438)
                                             -------------------  --------------------  -------------------  ----------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (23,996,924)  $       (54,761,683)  $       (1,948,473)   $          (534,541)
                                             ===================  ====================  ===================  ======================


                                                                        FEDERATED
                                                DWS CROCI(R)           HIGH INCOME
                                              INTERNATIONAL VIP           BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           121,198  $               158
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              155,556                   27
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................              155,556                   27
                                             -------------------  -------------------
           Net investment income (loss)....             (34,358)                  131
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (434,350)                  (2)
                                             -------------------  -------------------
           Net realized gains (losses).....            (434,350)                  (2)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,344,486)                (220)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,778,836)                (222)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,813,194)  $              (91)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                    FEDERATED          FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                                     KAUFMAN            ASSET MANAGER          CONTRAFUND           EQUITY-INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          1,089,665  $          3,662,652  $             99,085
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   918               917,766             7,375,311                63,227
      Administrative charges................                    --                    --               945,400                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   918               917,766             8,320,711                63,227
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 (918)               171,899           (4,658,059)                35,858
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 4,453             2,251,920            53,633,510               215,685
      Realized gains (losses) on sale of
        investments.........................                   280             (254,318)            21,372,854                15,340
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 4,733             1,997,602            75,006,364               231,025
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               (2,396)           (6,425,359)         (111,391,708)             (692,539)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 2,337           (4,427,757)          (36,385,344)             (461,514)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              1,419  $        (4,255,858)  $       (41,043,403)  $          (425,656)
                                              ====================  ====================  ====================  ====================

                                                                                             FIDELITY(R) VIP
                                                 FIDELITY(R) VIP       FIDELITY(R) VIP         GOVERNMENT          FIDELITY(R) VIP
                                                FUNDSMANAGER 50%      FUNDSMANAGER 60%        MONEY MARKET             GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         58,530,616  $         29,370,024  $            282,499  $            439,442
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            87,101,171            50,556,176               232,924             2,482,341
      Administrative charges................                    --                    --                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            87,101,171            50,556,176               232,924             2,482,341
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....          (28,570,555)          (21,186,152)                49,575           (2,042,899)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           339,708,559           307,655,468                    --            25,351,293
      Realized gains (losses) on sale of
        investments.........................            48,153,080            53,476,583                    --             6,761,570
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           387,861,639           361,132,051                    --            32,112,863
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (653,490,971)         (535,553,464)                     3          (31,265,399)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................         (265,629,332)         (174,421,413)                     3               847,464
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $      (294,199,887)  $      (195,607,565)  $             49,578  $        (1,195,435)
                                              ====================  ====================  ====================  ====================


                                                 FIDELITY(R) VIP       FIDELITY(R) VIP
                                                    INDEX 500              MID CAP
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,166,723  $          1,664,924
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               871,854             4,738,266
      Administrative charges................                    --             1,045,143
                                              --------------------  --------------------
        Total expenses......................               871,854             5,783,409
                                              --------------------  --------------------
           Net investment income (loss).....               294,869           (4,118,485)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               311,079            37,667,751
      Realized gains (losses) on sale of
        investments.........................             4,000,889             8,774,357
                                              --------------------  --------------------
           Net realized gains (losses)......             4,311,968            46,442,108
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (7,834,778)         (104,511,568)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (3,522,810)          (58,069,460)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (3,227,941)  $       (62,187,945)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                FIDELITY(R) VIP        FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                   OVERSEAS              INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             65,517  $         11,860,042  $          2,959,440  $          1,104,169
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                53,284             2,750,590             1,434,687             1,385,222
      Administrative charges................                    --               613,236               315,781               309,728
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                53,284             3,363,826             1,750,468             1,694,950
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                12,233             8,496,216             1,208,972             (590,781)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --             4,608,211            18,804,312
      Realized gains (losses) on sale of
        investments.........................                72,873             1,428,156             1,905,875             1,017,188
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                72,873             1,428,156             6,514,086            19,821,500
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (770,959)          (22,969,206)          (19,962,133)          (36,050,020)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (698,086)          (21,541,050)          (13,448,047)          (16,228,520)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (685,853)  $       (13,044,834)  $       (12,239,075)  $       (16,819,301)
                                              ====================  ====================  ====================  ====================

                                               FTVIPT TEMPLETON       FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.
                                                  FOREIGN VIP          GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,747,248  $                 --  $                 --  $              1,133
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,038,254             2,277,625                   191                 1,779
      Administrative charges................               167,075               513,901                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,205,329             2,791,526                   191                 1,779
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               541,919           (2,791,526)                 (191)                 (646)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                   987                 8,115
      Realized gains (losses) on sale of
        investments.........................                37,325           (1,691,871)                   757                 5,791
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                37,325           (1,691,871)                 1,744                13,906
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (12,421,982)             5,722,312               (1,652)              (26,464)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (12,384,657)             4,030,441                    92              (12,558)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (11,842,738)  $          1,238,915  $               (99)  $           (13,204)
                                              ====================  ====================  ====================  ====================

                                                  INVESCO V.I.          INVESCO V.I.
                                                EQUITY AND INCOME     GROWTH AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         12,793,413  $                 23
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             7,404,053                    14
      Administrative charges................             1,606,100                    --
                                              --------------------  --------------------
        Total expenses......................             9,010,153                    14
                                              --------------------  --------------------
           Net investment income (loss).....             3,783,260                     9
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            28,424,533                   103
      Realized gains (losses) on sale of
        investments.........................            12,170,091                     6
                                              --------------------  --------------------
           Net realized gains (losses)......            40,594,624                   109
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (114,250,594)                 (277)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (73,655,970)                 (168)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (69,872,710)  $              (159)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                LMPVET                LMPVET
                                                 INVESCO V.I.          IVY VIP ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             INTERNATIONAL GROWTH        STRATEGY          AGGRESSIVE GROWTH       APPRECIATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         4,517,051   $              5,507   $         1,868,025  $         5,376,613
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,800,553                  3,195             3,787,383            5,103,514
      Administrative charges...............              623,815                    798               785,080            1,084,147
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            3,424,368                  3,993             4,572,463            6,187,661
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....            1,092,683                  1,514           (2,704,438)            (811,048)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,771,703                 11,955            20,065,495           18,266,283
      Realized gains (losses) on sale of
        investments........................            4,627,236                  2,133            10,845,838           25,930,402
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            6,398,939                 14,088            30,911,333           44,196,685
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (50,284,813)               (34,262)          (56,688,564)         (54,650,170)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (43,885,874)               (20,174)          (25,777,231)         (10,453,485)
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (42,793,191)   $           (18,660)   $      (28,481,669)  $      (11,264,533)
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $         2,962,678  $              7,464   $           101,267  $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,487,926                45,598               102,552            1,424,407
      Administrative charges...............               526,127                 7,262                16,981              294,952
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             3,014,053                52,860               119,533            1,719,359
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....              (51,375)              (45,396)              (18,266)          (1,719,359)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            12,742,157                72,107               424,484           12,236,121
      Realized gains (losses) on sale of
        investments........................             9,936,181               345,075               166,232            8,532,690
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            22,678,338               417,182               590,716           20,768,811
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (35,551,367)             (327,244)           (1,263,154)         (15,336,872)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (12,873,029)                89,938             (672,438)            5,431,939
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $      (12,924,404)  $             44,542   $         (690,704)  $         3,712,580
                                             ====================  ====================  ====================  ====================

                                                    LMPVET               LMPVET
                                                  QS VARIABLE          QS VARIABLE
                                              CONSERVATIVE GROWTH        GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           920,584   $         2,170,735
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              424,520               959,578
      Administrative charges...............               95,465               215,105
                                             --------------------  -------------------
        Total expenses.....................              519,985             1,174,683
                                             --------------------  -------------------
           Net investment income (loss)....              400,599               996,052
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,010,830             4,552,540
      Realized gains (losses) on sale of
        investments........................              593,958             1,110,887
                                             --------------------  -------------------
           Net realized gains (losses).....            1,604,788             5,663,427
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,061,458)          (14,026,648)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,456,670)           (8,363,221)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,056,071)   $       (7,367,169)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                     LMPVIT WESTERN
                                                    LMPVET           ASSET VARIABLE
                                                  QS VARIABLE          GLOBAL HIGH          MFS(R) VIT            MFS(R) VIT
                                                MODERATE GROWTH        YIELD BOND         INVESTORS TRUST        NEW DISCOVERY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            15,208  $          4,370,667  $                18  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               10,110               993,342                   44                  112
      Administrative charges...............                1,825               210,529                   --                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               11,935             1,203,871                   44                  112
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                3,273             3,166,796                 (26)                (112)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               27,944                    --                  128                1,135
      Realized gains (losses) on sale of
        investments........................               26,716           (1,103,797)                1,027                  579
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               54,660           (1,103,797)                1,155                1,714
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (105,442)           (6,633,498)              (1,294)              (1,928)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (50,782)           (7,737,295)                (139)                (214)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (47,509)  $        (4,570,499)  $             (165)  $             (326)
                                             ===================  ====================  ===================  ===================


                                                                     MORGAN STANLEY                               OPPENHEIMER
                                                  MFS(R) VIT           VIF GLOBAL        NEUBERGER BERMAN          VA GLOBAL
                                                   RESEARCH          INFRASTRUCTURE           GENESIS         MULTI-ALTERNATIVES
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               148  $             14,235  $                --  $               428
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  299                 5,357                   50                2,598
      Administrative charges...............                   --                 1,281                   --                  619
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                  299                 6,638                   50                3,217
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                (151)                 7,597                 (50)              (2,789)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                2,450                19,366                  554                   --
      Realized gains (losses) on sale of
        investments........................                1,734               (4,546)                   18                (340)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....                4,184                14,820                  572                (340)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (5,181)              (69,920)                (935)              (7,979)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (997)              (55,100)                (363)              (8,319)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (1,148)  $           (47,503)  $             (413)  $          (11,108)
                                             ===================  ====================  ===================  ===================


                                                  OPPENHEIMER          OPPENHEIMER
                                                 VA GOVERNMENT       VA MAIN STREET
                                                     MONEY              SMALL CAP
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 42  $            66,406
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    42            1,260,584
      Administrative charges...............                    --              279,865
                                             --------------------  -------------------
        Total expenses.....................                    42            1,540,449
                                             --------------------  -------------------
           Net investment income (loss)....                    --          (1,474,043)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --           14,402,984
      Realized gains (losses) on sale of
        investments........................                    --            5,081,205
                                             --------------------  -------------------
           Net realized gains (losses).....                    --           19,484,189
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                     2         (28,702,815)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                     2          (9,218,626)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $                  2  $      (10,692,669)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                        PIMCO VIT
                                                                        COMMODITY                                  PIMCO VIT
                                                  OPPENHEIMER         REALRETURN(R)          PIMCO VIT         EMERGING MARKETS
                                                VA MAIN STREET          STRATEGY           DYNAMIC BOND              BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,308  $              8,041  $            13,548  $            34,617
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,565                 4,679                6,283                9,013
      Administrative charges...............                   --                 1,109                1,435                1,893
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                1,565                 5,788                7,718               10,906
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                (257)                 2,253                5,830               23,711
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                9,835                    --                  923                   --
      Realized gains (losses) on sale of
        investments........................                7,420               (5,559)                2,752              (3,166)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               17,255               (5,559)                3,675              (3,166)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (30,519)              (66,127)             (13,072)             (78,997)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (13,264)              (71,686)              (9,397)             (82,163)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (13,521)  $           (69,433)  $           (3,567)  $          (58,452)
                                             ===================  ====================  ===================  ===================


                                                                                           T. ROWE PRICE
                                                  PIONEER VCT          PIONEER VCT          GOVERNMENT           T. ROWE PRICE
                                                 MID CAP VALUE     REAL ESTATE SHARES          MONEY             GROWTH STOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           290,516  $              5,867  $             2,988  $            12,823
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              728,522                 3,331                1,929               72,208
      Administrative charges...............              158,300                   595                   --                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              886,822                 3,926                1,929               72,208
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            (596,306)                 1,941                1,059             (59,385)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,306,803                23,974                   --              592,207
      Realized gains (losses) on sale of
        investments........................              325,277               (5,377)                   --              364,936
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            5,632,080                18,597                   --              957,143
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (18,355,064)              (41,198)                 (16)            (989,532)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (12,722,984)              (22,601)                 (16)             (32,389)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (13,319,290)  $           (20,660)  $             1,043  $          (91,774)
                                             ===================  ====================  ===================  ===================

                                                                        TAP 1919
                                                 T. ROWE PRICE      VARIABLE SOCIALLY
                                                 INTERNATIONAL         RESPONSIVE
                                                     STOCK              BALANCED
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              6,926  $             1,792
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 4,472                2,165
      Administrative charges...............                    --                  399
                                             --------------------  -------------------
        Total expenses.....................                 4,472                2,564
                                             --------------------  -------------------
           Net investment income (loss)....                 2,454                (772)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                23,411               14,492
      Realized gains (losses) on sale of
        investments........................                 3,665                  674
                                             --------------------  -------------------
           Net realized gains (losses).....                27,076               15,166
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (105,877)             (19,785)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (78,801)              (4,619)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (76,347)  $           (5,391)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                         ALGER SMALL CAP GROWTH               AMERICAN FUNDS(R) BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (783,531)  $      (678,275)  $      1,286,179  $        787,684
   Net realized gains (losses)....         2,506,536       (1,023,289)         (351,944)         2,041,738
   Change in unrealized gains
     (losses) on investments......       (1,172,784)        13,647,718       (3,825,721)           174,230
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           550,221        11,946,154       (2,891,486)         3,003,652
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           610,621           594,566         8,206,268         1,586,266
   Net transfers (including
     fixed account)...............       (1,035,079)       (1,016,845)         1,706,180        13,643,215
   Contract charges...............           (5,692)           (5,828)       (1,452,123)       (1,505,367)
   Transfers for contract benefits
     and terminations.............       (4,580,523)       (3,946,822)      (17,242,592)      (13,685,204)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,010,673)       (4,374,929)       (8,782,267)            38,910
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,460,452)         7,571,225      (11,673,753)         3,042,562
NET ASSETS:
   Beginning of year..............        53,660,724        46,089,499       135,763,632       132,721,070
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     49,200,272  $     53,660,724  $    124,089,879  $    135,763,632
                                    ================  ================  ================  ================

                                                                                 AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (2,438,496)  $    (2,421,180)  $    (1,466,987)  $    (1,054,845)
   Net realized gains (losses)....         29,684,138        18,301,694         8,360,286         1,603,200
   Change in unrealized gains
     (losses) on investments......       (56,558,465)        62,144,209      (19,185,609)        24,178,814
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (29,312,823)        78,024,723      (12,292,310)        24,727,169
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          8,298,993         4,242,577         2,006,714         1,485,802
   Net transfers (including
     fixed account)...............          4,067,044      (12,431,027)         (901,612)       (2,427,851)
   Contract charges...............        (3,322,569)       (3,292,936)       (1,095,093)       (1,095,299)
   Transfers for contract benefits
     and terminations.............       (33,576,789)      (30,039,921)      (13,234,804)       (9,370,478)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (24,533,321)      (41,521,307)      (13,224,795)      (11,407,826)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (53,846,144)        36,503,416      (25,517,105)        13,319,343
NET ASSETS:
   Beginning of year..............        313,542,010       277,038,594       119,807,921       106,488,578
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     259,695,866  $    313,542,010  $     94,290,816  $    119,807,921
                                    =================  ================  ================  ================


                                         AMERICAN FUNDS(R) GROWTH         AMERICAN FUNDS(R) GROWTH-INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,014,638)  $     (7,358,002)  $      (471,898)  $      (347,475)
   Net realized gains (losses)....       115,675,759        101,266,036        40,643,748        32,850,739
   Change in unrealized gains
     (losses) on investments......     (108,258,017)         85,965,988      (49,812,895)        39,728,258
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (596,896)        179,874,022       (9,641,045)        72,231,522
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,515,043          1,277,710        14,594,673         8,172,200
   Net transfers (including
     fixed account)...............      (47,696,479)       (39,592,852)      (13,147,408)            28,630
   Contract charges...............       (8,171,428)        (8,230,911)       (3,996,052)       (3,870,596)
   Transfers for contract benefits
     and terminations.............      (91,170,739)       (72,470,529)      (42,325,760)      (37,082,588)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (145,523,603)      (119,016,582)      (44,874,547)      (32,752,354)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (146,120,499)         60,857,440      (54,515,592)        39,479,168
NET ASSETS:
   Beginning of year..............       785,751,753        724,894,313       403,461,557       363,982,389
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    639,631,254  $     785,751,753  $    348,945,965  $    403,461,557
                                    ================  =================  ================  ================

                                                 BHFTI AB
                                         GLOBAL DYNAMIC ALLOCATION
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      8,039,996  $      2,926,799
   Net realized gains (losses)....        64,164,541        42,727,382
   Change in unrealized gains
     (losses) on investments......     (326,527,157)       319,629,552
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (254,322,620)       365,283,733
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        15,251,199        35,354,200
   Net transfers (including
     fixed account)...............      (42,062,422)      (59,328,548)
   Contract charges...............      (52,380,024)      (52,370,057)
   Transfers for contract benefits
     and terminations.............     (205,983,756)     (172,478,893)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (285,175,003)     (248,823,298)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (539,497,623)       116,460,435
NET ASSETS:
   Beginning of year..............     3,260,338,788     3,143,878,353
                                    ----------------  ----------------
   End of year....................  $  2,720,841,165  $  3,260,338,788
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         BHFTI AMERICAN FUNDS(R)              BHFTI AMERICAN FUNDS(R)
                                           BALANCED ALLOCATION                   GROWTH ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018               2017
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,370,328)  $      (955,855)  $    (7,127,683)  $     (6,022,171)
   Net realized gains (losses)....       212,319,736       192,130,023       137,641,704        137,553,868
   Change in unrealized gains
     (losses) on investments......     (388,736,388)       272,500,716     (262,020,895)        201,023,064
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (178,786,980)       463,674,884     (131,506,874)        332,554,761
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        61,294,359        53,857,604        22,893,650         12,059,070
   Net transfers (including
     fixed account)...............        44,467,649        57,372,994        22,422,497         51,244,674
   Contract charges...............      (42,614,398)      (42,218,587)      (23,579,965)       (22,892,582)
   Transfers for contract benefits
     and terminations.............     (332,636,402)     (273,711,360)     (161,542,342)      (139,110,125)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (269,488,792)     (204,699,349)     (139,806,160)       (98,698,963)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............     (448,275,772)       258,975,535     (271,313,034)        233,855,798
NET ASSETS:
   Beginning of year..............     3,411,543,507     3,152,567,972     1,978,846,627      1,744,990,829
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $  2,963,267,735  $  3,411,543,507  $  1,707,533,593  $   1,978,846,627
                                    ================  ================  ================  =================

                                                                              BHFTI AMERICAN FUNDS(R)
                                     BHFTI AMERICAN FUNDS(R) GROWTH             MODERATE ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,619,346)  $    (7,912,722)  $      3,201,462  $      4,191,018
   Net realized gains (losses)....       121,096,213        88,560,442        85,894,108        81,222,092
   Change in unrealized gains
     (losses) on investments......     (124,294,726)        83,091,838     (161,087,562)        87,897,810
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (11,817,859)       163,739,558      (71,991,992)       173,310,920
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        59,541,793        16,802,718        34,253,829        27,849,930
   Net transfers (including
     fixed account)...............      (11,400,101)      (20,689,929)      (18,221,324)           664,248
   Contract charges...............       (8,675,546)       (8,411,481)      (20,944,461)      (21,504,359)
   Transfers for contract benefits
     and terminations.............      (74,447,286)      (57,782,569)     (153,644,415)     (137,406,451)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (34,981,140)      (70,081,261)     (158,556,371)     (130,396,632)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (46,798,999)        93,658,297     (230,548,363)        42,914,288
NET ASSETS:
   Beginning of year..............       747,840,737       654,182,440     1,633,368,044     1,590,453,756
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    701,041,738  $    747,840,737  $  1,402,819,681  $  1,633,368,044
                                    ================  ================  ================  ================

                                                BHFTI AQR                         BHFTI BLACKROCK
                                          GLOBAL RISK BALANCED              GLOBAL TACTICAL STRATEGIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018               2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (22,454,235)  $      7,427,743  $       1,356,341  $   (36,259,790)
   Net realized gains (losses)....       154,085,883        77,912,326        359,743,139        82,332,471
   Change in unrealized gains
     (losses) on investments......     (301,513,104)       103,255,195      (767,714,106)       517,966,691
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (169,881,456)       188,595,264      (406,614,626)       564,039,372
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,372,769        15,435,188         27,556,344        54,232,286
   Net transfers (including
     fixed account)...............      (50,527,549)      (49,213,801)       (60,756,484)      (94,191,855)
   Contract charges...............      (39,926,841)      (40,323,587)       (82,936,075)      (82,306,590)
   Transfers for contract benefits
     and terminations.............     (148,697,718)     (136,815,405)      (332,714,991)     (289,112,796)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (232,779,339)     (210,917,605)      (448,851,206)     (411,378,955)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............     (402,660,795)      (22,322,341)      (855,465,832)       152,660,417
NET ASSETS:
   Beginning of year..............     2,373,211,858     2,395,534,199      5,151,909,115     4,999,248,698
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $  1,970,551,063  $  2,373,211,858  $   4,296,443,283  $  5,151,909,115
                                    ================  ================  =================  ================


                                        BHFTI BLACKROCK HIGH YIELD
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      7,827,468  $      9,140,724
   Net realized gains (losses)....       (1,294,438)         (822,661)
   Change in unrealized gains
     (losses) on investments......      (16,824,328)         5,655,528
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (10,291,298)        13,973,591
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        36,481,761         3,469,816
   Net transfers (including
     fixed account)...............      (10,255,069)         5,362,102
   Contract charges...............       (2,593,200)       (2,673,916)
   Transfers for contract benefits
     and terminations.............      (22,435,866)      (19,361,900)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,197,626      (13,203,898)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,093,672)           769,693
NET ASSETS:
   Beginning of year..............       232,649,098       231,879,405
                                    ----------------  ----------------
   End of year....................  $    223,555,426  $    232,649,098
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              BHFTI BRIGHTHOUSE                    BHFTI BRIGHTHOUSE
                                            ASSET ALLOCATION 100                     BALANCED PLUS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017               2018              2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (3,449,150)  $    (2,129,085)  $      20,444,187  $     12,291,654
   Net realized gains (losses).....         34,511,246        41,832,365        686,094,721       400,796,425
   Change in unrealized gains
     (losses) on investments.......       (94,794,873)        72,242,761    (1,370,558,908)       741,072,715
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (63,732,777)       111,946,041      (664,020,000)     1,154,160,794
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          9,099,166         3,314,632         73,742,871       163,855,291
   Net transfers (including
     fixed account)................        (1,619,355)      (13,326,501)        210,959,020       253,267,621
   Contract charges................        (4,923,073)       (4,949,435)      (123,227,586)     (115,984,388)
   Transfers for contract benefits
     and terminations..............       (59,754,967)      (39,208,381)      (528,896,657)     (428,463,772)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (57,198,229)      (54,169,685)      (367,422,352)     (127,325,248)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (120,931,006)        57,776,356    (1,031,442,352)     1,026,835,546
NET ASSETS:
   Beginning of year...............        615,557,354       557,780,998      7,952,160,029     6,925,324,483
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     494,626,348  $    615,557,354  $   6,920,717,677  $  7,952,160,029
                                     =================  ================  =================  ================

                                              BHFTI BRIGHTHOUSE                BHFTI BRIGHTHOUSE/ABERDEEN
                                               SMALL CAP VALUE                   EMERGING MARKETS EQUITY
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018              2017
                                      ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (1,352,409)  $     (1,757,165)  $      4,126,792  $     (1,771,390)
   Net realized gains (losses).....         18,446,579         13,929,947         3,647,784          3,763,733
   Change in unrealized gains
     (losses) on investments.......       (54,706,228)         12,394,934      (71,732,414)         92,752,976
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (37,612,058)         24,567,716      (63,957,838)         94,745,319
                                      ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,642,961          1,412,995         4,655,859          3,135,120
   Net transfers (including
     fixed account)................        (4,794,883)        (5,046,733)        25,304,928        (5,307,648)
   Contract charges................        (1,903,835)        (2,027,452)       (4,696,357)        (4,952,573)
   Transfers for contract benefits
     and terminations..............       (26,883,359)       (24,468,990)      (36,217,115)       (30,779,164)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (30,939,116)       (30,130,180)      (10,952,685)       (37,904,265)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (68,551,174)        (5,562,464)      (74,910,523)         56,841,054
NET ASSETS:
   Beginning of year...............        261,043,042        266,605,506       427,076,715        370,235,661
                                      ----------------  -----------------  ----------------  -----------------
   End of year.....................   $    192,491,868  $     261,043,042  $    352,166,192  $     427,076,715
                                      ================  =================  ================  =================

                                                    BHFTI                    BHFTI BRIGHTHOUSE/EATON VANCE
                                      BRIGHTHOUSE/ARTISAN INTERNATIONAL              FLOATING RATE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            430  $           (159)  $      1,294,171  $       1,443,432
   Net realized gains (losses).....             2,098              4,497          (25,963)           (53,124)
   Change in unrealized gains
     (losses) on investments.......          (42,515)             69,858       (2,516,203)           (68,826)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (39,987)             74,196       (1,247,995)          1,321,482
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --             20,259        14,449,205            667,232
   Net transfers (including
     fixed account)................            31,903              7,080         7,353,689          3,494,048
   Contract charges................             (488)              (444)         (590,459)          (588,286)
   Transfers for contract benefits
     and terminations..............          (10,132)           (23,799)       (7,617,953)        (7,163,302)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            21,283              3,096        13,594,482        (3,590,308)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          (18,704)             77,292        12,346,487        (2,268,826)
NET ASSETS:
   Beginning of year...............           310,982            233,690        62,558,849         64,827,675
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        292,278  $         310,982  $     74,905,336  $      62,558,849
                                     ================  =================  ================  =================

                                         BHFTI BRIGHTHOUSE/FRANKLIN
                                          LOW DURATION TOTAL RETURN
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2018              2017
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        325,771  $      (216,703)
   Net realized gains (losses).....         (883,368)         (390,677)
   Change in unrealized gains
     (losses) on investments.......       (1,087,840)           267,632
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (1,645,437)         (339,748)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,019,132           884,745
   Net transfers (including
     fixed account)................         2,516,951        16,929,234
   Contract charges................       (1,851,464)       (1,833,930)
   Transfers for contract benefits
     and terminations..............      (13,947,617)      (10,906,960)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (10,262,998)         5,073,089
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (11,908,435)         4,733,341
NET ASSETS:
   Beginning of year...............       149,708,177       144,974,836
                                     ----------------  ----------------
   End of year.....................  $    137,799,742  $    149,708,177
                                     ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         BHFTI BRIGHTHOUSE/TEMPLETON         BHFTI BRIGHTHOUSE/WELLINGTON
                                             INTERNATIONAL BOND                   LARGE CAP RESEARCH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (543,469)  $      (576,566)  $       (127,648)  $      (116,169)
   Net realized gains (losses).....          (785,527)         (447,532)          2,430,231         1,363,058
   Change in unrealized gains
     (losses) on investments.......          1,155,692           521,996        (3,419,013)         1,659,259
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (173,304)         (502,102)        (1,116,430)         2,906,148
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             96,090            84,677             23,271            21,020
   Net transfers (including
     fixed account)................        (1,138,434)         1,588,112          (262,709)         (703,813)
   Contract charges................          (534,182)         (546,742)          (199,638)         (205,123)
   Transfers for contract benefits
     and terminations..............        (3,298,940)       (2,652,241)          (983,002)       (1,057,976)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (4,875,466)       (1,526,194)        (1,422,078)       (1,945,892)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (5,048,770)       (2,028,296)        (2,538,508)           960,256
NET ASSETS:
   Beginning of year...............         37,465,324        39,493,620         16,261,679        15,301,423
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      32,416,554  $     37,465,324  $      13,723,171  $     16,261,679
                                     =================  ================  =================  ================

                                                    BHFTI                                BHFTI
                                         CLARION GLOBAL REAL ESTATE          CLEARBRIDGE AGGRESSIVE GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2018               2017              2018              2017
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      10,990,701  $      5,112,101  $    (4,562,646)  $    (4,088,925)
   Net realized gains (losses).....            153,417           953,425        58,276,950        29,759,077
   Change in unrealized gains
     (losses) on investments.......       (36,679,711)        17,029,988      (83,760,460)        47,043,082
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (25,535,593)        23,095,514      (30,046,156)        72,713,234
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,810,811         1,758,388         5,065,547         2,775,427
   Net transfers (including
     fixed account)................          (132,497)         6,933,436      (30,190,633)      (15,722,804)
   Contract charges................        (2,674,044)       (2,778,967)       (4,697,753)       (4,939,382)
   Transfers for contract benefits
     and terminations..............       (24,752,380)      (22,711,712)      (45,490,259)      (43,575,640)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (24,748,110)      (16,798,855)      (75,313,098)      (61,462,399)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (50,283,703)         6,296,659     (105,359,254)        11,250,835
NET ASSETS:
   Beginning of year...............        269,483,256       263,186,597       473,171,845       461,921,010
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     219,199,553  $    269,483,256  $    367,812,591  $    473,171,845
                                     =================  ================  ================  ================

                                     BHFTI FIDELITY INSTITUTIONAL ASSET                 BHFTI
                                       MANAGEMENT(R) GOVERNMENT INCOME      HARRIS OAKMARK INTERNATIONAL
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      7,480,701  $      4,836,203  $        768,693  $        332,894
   Net realized gains (losses).....       (4,246,293)       (1,658,617)        29,789,069         5,584,866
   Change in unrealized gains
     (losses) on investments.......      (12,308,508)         4,162,809     (196,507,060)       149,582,110
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (9,074,100)         7,340,395     (165,949,298)       155,499,870
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,554,160         7,326,775        15,524,018         5,808,281
   Net transfers (including
     fixed account)................        10,413,217      (29,084,665)        56,104,531      (15,385,288)
   Contract charges................      (10,124,804)      (10,487,684)       (6,242,256)       (6,447,311)
   Transfers for contract benefits
     and terminations..............      (56,916,755)      (47,747,127)      (58,620,436)      (49,783,445)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (53,074,182)      (79,992,701)         6,765,857      (65,807,763)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (62,148,282)      (72,652,306)     (159,183,441)        89,692,107
NET ASSETS:
   Beginning of year...............       576,103,640       648,755,946       665,787,548       576,095,441
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    513,955,358  $    576,103,640  $    506,604,107  $    665,787,548
                                     ================  ================  ================  ================

                                                BHFTI INVESCO
                                          BALANCED-RISK ALLOCATION
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2018              2017
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,009,648)  $     24,281,615
   Net realized gains (losses).....        70,854,862        50,995,325
   Change in unrealized gains
     (losses) on investments.......     (145,711,399)         7,636,567
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (76,866,185)        82,913,507
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        14,935,646        49,499,309
   Net transfers (including
     fixed account)................       (9,305,569)        42,116,270
   Contract charges................      (16,727,549)      (16,351,705)
   Transfers for contract benefits
     and terminations..............      (61,893,383)      (53,355,656)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (72,990,855)        21,908,218
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............     (149,857,040)       104,821,725
NET ASSETS:
   Beginning of year...............     1,045,419,886       940,598,161
                                     ----------------  ----------------
   End of year.....................  $    895,562,846  $  1,045,419,886
                                     ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                          BHFTI INVESCO COMSTOCK          BHFTI INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,946,041)  $      6,163,470  $    (5,122,349)  $    (4,812,005)
   Net realized gains (losses)....        78,083,033        42,078,912        45,068,522        32,692,597
   Change in unrealized gains
     (losses) on investments......     (162,972,006)        65,142,068      (70,770,383)        38,230,394
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (90,835,014)       113,384,450      (30,824,210)        66,110,986
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        14,956,081        10,252,254        16,733,472         6,241,730
   Net transfers (including
     fixed account)...............      (12,196,277)      (21,023,037)           220,199       (9,656,538)
   Contract charges...............       (8,119,649)       (8,363,690)       (3,212,415)       (3,052,831)
   Transfers for contract benefits
     and terminations.............      (81,498,750)      (64,662,920)      (34,455,425)      (27,128,423)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (86,858,595)      (83,797,393)      (20,714,169)      (33,596,062)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (177,693,609)        29,587,057      (51,538,379)        32,514,924
NET ASSETS:
   Beginning of year..............       772,000,432       742,413,375       328,908,162       296,393,238
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    594,306,823  $    772,000,432  $    277,369,783  $    328,908,162
                                    ================  ================  ================  ================

                                                                                  BHFTI JPMORGAN
                                         BHFTI JPMORGAN CORE BOND            GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      4,027,160  $      3,213,163  $      3,112,341  $     12,724,285
   Net realized gains (losses)....        (2,143,941)         (446,588)        68,768,767         3,695,229
   Change in unrealized gains
     (losses) on investments......        (7,403,285)         3,170,997     (176,576,936)       137,342,920
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (5,520,066)         5,937,572     (104,695,828)       153,762,434
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          7,456,783         2,044,360        22,728,866        49,846,472
   Net transfers (including
     fixed account)...............          3,338,216        30,313,554       132,151,847         8,521,472
   Contract charges...............        (4,373,478)       (4,406,736)      (19,815,102)      (16,965,555)
   Transfers for contract benefits
     and terminations.............       (30,639,651)      (30,295,373)      (70,377,478)      (62,325,822)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (24,218,130)       (2,344,195)        64,688,133      (20,923,433)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (29,738,196)         3,593,377      (40,007,695)       132,839,001
NET ASSETS:
   Beginning of year..............        342,738,205       339,144,828     1,175,046,012     1,042,207,011
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    313,000,009  $    342,738,205  $  1,135,038,317  $  1,175,046,012
                                     ================  ================  ================  ================

                                             BHFTI JPMORGAN                           BHFTI
                                             SMALL CAP VALUE              LOOMIS SAYLES GLOBAL MARKETS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (98,298)  $       (97,681)  $        433,972  $      (241,999)
   Net realized gains (losses)....         1,898,020         1,786,247        15,053,039         7,320,788
   Change in unrealized gains
     (losses) on investments......       (5,084,957)       (1,282,680)      (25,413,434)        22,475,051
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,285,235)           405,886       (9,926,423)        29,553,840
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            90,111            54,431         4,562,863         1,190,943
   Net transfers (including
     fixed account)...............         (336,694)         (226,393)         2,028,305       (6,738,232)
   Contract charges...............         (284,025)         (298,311)       (1,660,014)       (1,714,517)
   Transfers for contract benefits
     and terminations.............       (1,726,003)       (2,016,073)      (14,509,884)      (13,294,168)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,256,611)       (2,486,346)       (9,578,730)      (20,555,974)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,541,846)       (2,080,460)      (19,505,153)         8,997,866
NET ASSETS:
   Beginning of year..............        24,296,172        26,376,632       157,610,283       148,612,417
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     18,754,326  $     24,296,172  $    138,105,130  $    157,610,283
                                    ================  ================  ================  ================

                                               BHFTI METLIFE
                                         MULTI-INDEX TARGETED RISK
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,117,849  $      1,397,381
   Net realized gains (losses)....        64,250,463        27,164,289
   Change in unrealized gains
     (losses) on investments......     (149,317,791)        90,781,737
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (80,949,479)       119,343,407
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        23,241,575        58,675,074
   Net transfers (including
     fixed account)...............        28,531,829         9,650,595
   Contract charges...............      (15,295,603)      (14,044,040)
   Transfers for contract benefits
     and terminations.............      (54,375,580)      (44,064,735)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,897,779)        10,216,894
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (98,847,258)       129,560,301
NET ASSETS:
   Beginning of year..............       977,135,322       847,575,021
                                    ----------------  ----------------
   End of year....................  $    878,288,064  $    977,135,322
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               BHFTI MFS(R)                   BHFTI MORGAN STANLEY
                                          RESEARCH INTERNATIONAL                 MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,013,371  $        446,359  $    (3,685,094)  $    (2,965,667)
   Net realized gains (losses)....         3,869,459         2,242,836        72,960,411        12,871,438
   Change in unrealized gains
     (losses) on investments......      (44,456,699)        58,482,287      (44,253,416)        63,770,550
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (39,573,869)        61,171,482        25,021,901        73,676,321
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,414,256         1,637,557         6,177,966         3,842,825
   Net transfers (including
     fixed account)...............         3,477,530       (7,987,139)      (28,831,448)      (13,834,748)
   Contract charges...............       (2,371,613)       (2,395,975)       (3,217,551)       (2,918,135)
   Transfers for contract benefits
     and terminations.............      (24,819,595)      (23,723,360)      (22,503,501)      (15,870,893)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (19,299,422)      (32,468,917)      (48,374,534)      (28,780,951)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (58,873,291)        28,702,565      (23,352,633)        44,895,370
NET ASSETS:
   Beginning of year..............       276,582,465       247,879,900       246,048,488       201,153,118
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    217,709,174  $    276,582,465  $    222,695,855  $    246,048,488
                                    ================  ================  ================  ================

                                                  BHFTI                          BHFTI PANAGORA
                                        OPPENHEIMER GLOBAL EQUITY            GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (276,245)  $      (336,171)  $    (1,909,762)  $    (2,081,058)
   Net realized gains (losses)....         8,781,896         3,052,759        10,348,036           840,931
   Change in unrealized gains
     (losses) on investments......      (16,700,241)        16,543,515      (20,920,173)        16,579,211
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,194,590)        19,260,103      (12,481,899)        15,339,084
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            47,485            68,943         4,414,988        15,618,856
   Net transfers (including
     fixed account)...............         (537,180)       (4,391,673)      (18,830,787)        29,736,868
   Contract charges...............         (523,472)         (556,536)       (2,144,779)       (2,224,231)
   Transfers for contract benefits
     and terminations.............       (7,781,202)       (7,210,136)       (8,078,654)       (6,971,610)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,794,369)      (12,089,402)      (24,639,232)        36,159,883
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (16,988,959)         7,170,701      (37,121,131)        51,498,967
NET ASSETS:
   Beginning of year..............        66,931,947        59,761,246       154,256,858       102,757,891
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     49,942,988  $     66,931,947  $    117,135,727  $    154,256,858
                                    ================  ================  ================  ================

                                                BHFTI PIMCO
                                         INFLATION PROTECTED BOND            BHFTI PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          8,361  $       (92,091)  $    (2,876,706)  $      3,020,410
   Net realized gains (losses)....       (8,730,078)       (3,837,350)       (9,864,205)         4,923,541
   Change in unrealized gains
     (losses) on investments......      (15,750,336)        15,545,424      (14,647,929)        34,142,363
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (24,472,053)        11,615,983      (27,388,840)        42,086,314
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,039,554         2,371,128        17,825,076         6,526,262
   Net transfers (including
     fixed account)...............         7,752,448        55,549,717        11,041,138       128,752,736
   Contract charges...............       (7,729,682)       (7,796,181)      (17,665,894)      (17,689,039)
   Transfers for contract benefits
     and terminations.............      (57,582,596)      (50,560,400)     (134,258,489)     (123,618,606)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (51,520,276)         (435,736)     (123,058,169)       (6,028,647)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (75,992,329)        11,180,247     (150,447,009)        36,057,667
NET ASSETS:
   Beginning of year..............       633,944,947       622,764,700     1,482,270,883     1,446,213,216
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    557,952,618  $    633,944,947  $  1,331,823,874  $  1,482,270,883
                                    ================  ================  ================  ================

                                              BHFTI SCHRODERS
                                            GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT
                                    ----------------------------------
                                           2018             2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,601,382  $    (3,604,590)
   Net realized gains (losses)....        53,541,997        15,278,166
   Change in unrealized gains
     (losses) on investments......     (146,584,465)        60,435,835
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (90,441,086)        72,109,411
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,919,602        19,424,402
   Net transfers (including
     fixed account)...............       388,766,183         1,717,711
   Contract charges...............      (14,617,056)       (9,502,572)
   Transfers for contract benefits
     and terminations.............      (54,649,494)      (32,443,615)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       329,419,235      (20,804,074)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       238,978,149        51,305,337
NET ASSETS:
   Beginning of year..............       628,730,158       577,424,821
                                    ----------------  ----------------
   End of year....................  $    867,708,307  $    628,730,158
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               BHFTI SSGA
                                          GROWTH AND INCOME ETF              BHFTI SSGA GROWTH ETF
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                         2018              2017              2018              2017
                                    ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    10,289,954  $     12,356,215  $      2,195,170  $     2,676,758
   Net realized gains (losses)....       68,543,923        14,023,688        35,811,101       11,462,876
   Change in unrealized gains
     (losses) on investments......    (175,633,547)       148,330,223      (82,579,909)       63,757,992
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (96,799,670)       174,710,126      (44,573,638)       77,897,626
                                    ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       16,604,269        19,164,658         3,535,668        3,164,517
   Net transfers (including
     fixed account)...............     (13,699,335)      (14,899,270)       (3,122,870)      (1,828,106)
   Contract charges...............     (17,065,331)      (17,338,828)       (5,724,715)      (5,787,702)
   Transfers for contract benefits
     and terminations.............    (114,338,098)     (111,552,002)      (49,423,477)     (35,958,287)
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......    (128,498,495)     (124,625,442)      (54,735,394)     (40,409,578)
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............    (225,298,165)        50,084,684      (99,309,032)       37,488,048
NET ASSETS:
   Beginning of year..............    1,340,474,908     1,290,390,224       492,240,056      454,752,008
                                    ---------------  ----------------  ----------------  ---------------
   End of year....................  $ 1,115,176,743  $  1,340,474,908  $    392,931,024  $   492,240,056
                                    ===============  ================  ================  ===============

                                                   BHFTI                              BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2018              2017              2018              2017
                                     ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $     2,390,778  $      4,332,879  $    (7,793,682)  $   (7,670,673)
   Net realized gains (losses)....        83,860,860        81,154,455        81,061,225       53,631,673
   Change in unrealized gains
     (losses) on investments......     (160,474,054)        23,473,469      (86,334,850)       53,531,645
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (74,222,416)       108,960,803      (13,067,307)       99,492,645
                                     ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,158,944         8,778,547        15,406,378        3,574,317
   Net transfers (including
     fixed account)...............       (5,348,805)         (733,864)      (17,958,274)     (13,739,650)
   Contract charges...............       (4,697,152)       (4,836,993)       (4,891,010)      (4,832,982)
   Transfers for contract benefits
     and terminations.............      (82,582,609)      (74,894,311)      (54,347,620)     (46,824,534)
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (75,469,622)      (71,686,621)      (61,790,526)     (61,822,849)
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............     (149,692,038)        37,274,182      (74,857,833)       37,669,796
NET ASSETS:
   Beginning of year..............       785,052,972       747,778,790       500,453,764      462,783,968
                                     ---------------  ----------------  ----------------  ---------------
   End of year....................   $   635,360,934  $    785,052,972  $    425,595,931  $   500,453,764
                                     ===============  ================  ================  ===============

                                                                                      BHFTI
                                       BHFTI TCW CORE FIXED INCOME       VICTORY SYCAMORE MID CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2018              2017              2018            2017
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          3,115  $            840  $   (2,369,206)  $   (1,541,294)
   Net realized gains (losses)....           (1,609)               545       49,146,976        3,956,792
   Change in unrealized gains
     (losses) on investments......           (6,630)             3,039     (71,450,699)       17,532,121
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           (5,124)             4,424     (24,672,929)       19,947,619
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,506             7,505        5,269,753        6,358,879
   Net transfers (including
     fixed account)...............          (20,026)            45,787     (21,287,632)      (4,819,884)
   Contract charges...............             (226)             (532)      (3,075,780)      (3,153,608)
   Transfers for contract benefits
     and terminations.............          (21,993)           (1,113)     (22,412,478)     (19,859,504)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (37,739)            51,647     (41,506,137)     (21,474,117)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............          (42,863)            56,071     (66,179,066)      (1,526,498)
NET ASSETS:
   Beginning of year..............           348,809           292,738      267,404,967      268,931,465
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $        305,946  $        348,809  $   201,225,901  $   267,404,967
                                    ================  ================  ===============  ===============

                                           BHFTI WELLS CAPITAL
                                        MANAGEMENT MID CAP VALUE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (814,715)  $      (697,582)
   Net realized gains (losses)....         8,841,843       (1,645,622)
   Change in unrealized gains
     (losses) on investments......      (27,509,855)        13,867,059
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (19,482,727)        11,523,855
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           999,929           549,423
   Net transfers (including
     fixed account)...............        11,828,280       (2,126,675)
   Contract charges...............       (1,134,069)       (1,163,886)
   Transfers for contract benefits
     and terminations.............      (12,957,925)      (12,610,210)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,263,785)      (15,351,348)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (20,746,512)       (3,827,493)
NET ASSETS:
   Beginning of year..............       132,288,989       136,116,482
                                    ----------------  ----------------
   End of year....................  $    111,542,477  $    132,288,989
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                   BHFTII
                                     BAILLIE GIFFORD INTERNATIONAL STOCK      BHFTII BLACKROCK BOND INCOME
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2018              2017                2018               2017
                                     ----------------  -----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,467,878)  $     (1,277,750)   $       1,158,043  $      1,027,771
   Net realized gains (losses).....         7,060,425          9,549,601           (316,573)         (171,050)
   Change in unrealized gains
     (losses) on investments.......      (49,728,013)         59,912,485         (2,334,812)           803,645
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (44,135,466)         68,184,336         (1,493,342)         1,660,366
                                     ----------------  -----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,370,118          1,260,415           8,620,273         3,144,356
   Net transfers (including
     fixed account)................        14,960,218       (20,159,562)           1,524,689           653,425
   Contract charges................       (2,905,414)        (3,025,567)           (778,446)         (798,838)
   Transfers for contract benefits
     and terminations..............      (24,388,602)       (17,602,507)         (5,922,930)       (6,641,549)
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (9,963,680)       (39,527,221)           3,443,586       (3,642,606)
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (54,099,146)         28,657,115           1,950,244       (1,982,240)
NET ASSETS:
   Beginning of year...............       250,476,859        221,819,744          72,493,090        74,475,330
                                     ----------------  -----------------   -----------------  ----------------
   End of year.....................  $    196,377,713  $     250,476,859   $      74,443,334  $     72,493,090
                                     ================  =================   =================  ================

                                                   BHFTII                           BHFTII BLACKROCK
                                       BLACKROCK CAPITAL APPRECIATION             ULTRA-SHORT TERM BOND
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (310,878)  $       (234,489)  $    (2,287,157)  $     (4,713,723)
   Net realized gains (losses).....          3,425,333          1,085,467           659,466            314,432
   Change in unrealized gains
     (losses) on investments.......        (4,328,210)          3,422,388         1,557,185          1,454,741
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,213,755)          4,273,366          (70,506)        (2,944,550)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          7,885,189            149,672        12,790,774         10,143,744
   Net transfers (including
     fixed account)................          5,498,963          (515,992)        56,409,768          4,609,627
   Contract charges................          (166,214)          (132,373)       (3,572,402)        (3,848,194)
   Transfers for contract benefits
     and terminations..............        (1,777,307)        (1,599,872)      (68,488,642)       (57,776,719)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         11,440,631        (2,098,565)       (2,860,502)       (46,871,542)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         10,226,876          2,174,801       (2,931,008)       (49,816,092)
NET ASSETS:
   Beginning of year...............         16,273,783         14,098,982       293,895,134        343,711,226
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      26,500,659  $      16,273,783  $    290,964,126  $     293,895,134
                                     =================  =================  ================  =================

                                             BHFTII BRIGHTHOUSE                    BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 20                   ASSET ALLOCATION 40
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2018               2017               2018              2017
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         597,120  $        449,412  $      14,408,883  $      15,501,790
   Net realized gains (losses).....            636,916         1,186,066         81,772,333         96,020,997
   Change in unrealized gains
     (losses) on investments.......        (5,440,948)         3,481,913      (294,921,005)        220,726,273
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (4,206,912)         5,117,391      (198,739,789)        332,249,060
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,839,197         3,962,387         11,201,589         13,848,842
   Net transfers (including
     fixed account)................         21,601,428         2,691,825       (83,510,949)      (110,898,452)
   Contract charges................        (1,119,738)       (1,084,096)       (42,313,569)       (44,641,699)
   Transfers for contract benefits
     and terminations..............       (16,902,618)       (8,603,339)      (373,771,375)      (373,754,088)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          5,418,269       (3,033,223)      (488,394,304)      (515,445,397)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          1,211,357         2,084,168      (687,134,093)      (183,196,337)
NET ASSETS:
   Beginning of year...............        103,669,768       101,585,600      3,782,892,946      3,966,089,283
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     104,881,125  $    103,669,768  $   3,095,758,853  $   3,782,892,946
                                     =================  ================  =================  =================

                                              BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 60
                                                  SUB-ACCOUNT
                                     -----------------------------------
                                            2018              2017
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      3,790,418  $     10,450,855
   Net realized gains (losses).....        215,494,786       229,406,267
   Change in unrealized gains
     (losses) on investments.......      (667,253,153)       555,132,167
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (447,967,949)       794,989,289
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         34,039,161        28,725,505
   Net transfers (including
     fixed account)................       (51,910,411)      (44,951,439)
   Contract charges................       (68,995,140)      (70,632,340)
   Transfers for contract benefits
     and terminations..............      (627,924,141)     (556,029,062)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (714,790,531)     (642,887,336)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............    (1,162,758,480)       152,101,953
NET ASSETS:
   Beginning of year...............      6,576,710,655     6,424,608,702
                                     -----------------  ----------------
   End of year.....................   $  5,413,952,175  $  6,576,710,655
                                     =================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE/ARTISAN
                                             ASSET ALLOCATION 80                     MID CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (17,648,061)  $     (3,538,568)  $    (2,299,256)  $     (2,270,100)
   Net realized gains (losses).....       259,779,715        306,688,150        14,200,038          3,297,254
   Change in unrealized gains
     (losses) on investments.......     (759,581,911)        626,696,463      (38,603,934)         20,503,443
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (517,450,257)        929,846,045      (26,703,152)         21,530,597
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        20,368,804         18,953,433         1,726,610          1,156,973
   Net transfers (including
     fixed account)................      (52,307,796)       (54,487,230)       (5,133,638)       (10,052,172)
   Contract charges................      (59,323,746)       (60,329,642)       (1,296,295)        (1,469,963)
   Transfers for contract benefits
     and terminations..............     (499,428,393)      (475,232,333)      (21,304,120)       (20,972,930)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (590,691,131)      (571,095,772)      (26,007,443)       (31,338,092)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............   (1,108,141,388)        358,750,273      (52,710,595)        (9,807,495)
NET ASSETS:
   Beginning of year...............     5,997,031,325      5,638,281,052       207,336,567        217,144,062
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  4,888,889,937  $   5,997,031,325  $    154,625,972  $     207,336,567
                                     ================  =================  ================  =================

                                       BHFTII BRIGHTHOUSE/DIMENSIONAL        BHFTII BRIGHTHOUSE/WELLINGTON
                                         INTERNATIONAL SMALL COMPANY           CORE EQUITY OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018              2017               2018              2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        632,796  $         260,299  $      1,080,770  $       (435,335)
   Net realized gains (losses).....         5,120,014          3,016,360        58,237,340         36,120,617
   Change in unrealized gains
     (losses) on investments.......      (21,675,154)         12,784,945      (66,761,339)         92,842,966
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (15,922,344)         16,061,604       (7,443,229)        128,528,248
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,966,681            474,201         6,479,546          4,818,715
   Net transfers (including
     fixed account)................         6,535,170          3,331,701      (46,346,269)       (15,559,803)
   Contract charges................         (706,702)          (669,952)       (7,811,977)        (7,872,007)
   Transfers for contract benefits
     and terminations..............       (7,345,339)        (4,729,977)      (86,772,379)       (66,512,751)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         1,449,810        (1,594,027)     (134,451,079)       (85,125,846)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (14,472,534)         14,467,577     (141,894,308)         43,402,402
NET ASSETS:
   Beginning of year...............        72,337,511         57,869,934       831,306,119        787,903,717
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     57,864,977  $      72,337,511  $    689,411,811  $     831,306,119
                                     ================  =================  ================  =================


                                       BHFTII FRONTIER MID CAP GROWTH           BHFTII JENNISON GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018              2017                2018              2017
                                     ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,110,604)  $     (1,118,991)   $    (7,671,050)  $    (7,336,032)
   Net realized gains (losses).....         9,846,359          2,576,882         95,640,583        52,666,584
   Change in unrealized gains
     (losses) on investments.......      (13,105,567)         12,960,773       (90,743,540)        99,113,551
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (4,369,812)         14,418,664        (2,774,007)       144,444,103
                                     ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           961,242            730,878         11,797,946         2,086,012
   Net transfers (including
     fixed account)................       (2,475,917)        (2,643,247)        (2,864,706)      (37,724,041)
   Contract charges................         (668,707)          (674,193)        (4,206,805)       (4,031,954)
   Transfers for contract benefits
     and terminations..............       (6,911,041)        (5,669,411)       (55,263,650)      (44,696,388)
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (9,094,423)        (8,255,973)       (50,537,215)      (84,366,371)
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (13,464,235)          6,162,691       (53,311,222)        60,077,732
NET ASSETS:
   Beginning of year...............        72,637,850         66,475,159        507,080,287       447,002,555
                                     ----------------  -----------------   ----------------  ----------------
   End of year.....................  $     59,173,615  $      72,637,850   $    453,769,065  $    507,080,287
                                     ================  =================   ================  ================

                                                   BHFTII
                                        LOOMIS SAYLES SMALL CAP CORE
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      (252,149)  $      (225,446)
   Net realized gains (losses).....          1,717,960         1,262,579
   Change in unrealized gains
     (losses) on investments.......        (3,235,985)           669,618
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,770,174)         1,706,751
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             41,211            58,337
   Net transfers (including
     fixed account)................            276,989         (800,412)
   Contract charges................          (198,638)         (187,375)
   Transfers for contract benefits
     and terminations..............          (648,874)         (694,603)
                                      ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (529,312)       (1,624,053)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,299,486)            82,698
NET ASSETS:
   Beginning of year...............         14,483,333        14,400,635
                                      ----------------  ----------------
   End of year.....................   $     12,183,847  $     14,483,333
                                      ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           BHFTII LOOMIS SAYLES                      BHFTII
                                             SMALL CAP GROWTH             METLIFE AGGREGATE BOND INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (3,814)  $        (3,482)  $      4,145,351  $      3,889,186
   Net realized gains (losses)....            56,859            14,989       (2,275,005)         (660,920)
   Change in unrealized gains
     (losses) on investments......          (50,854)            60,562       (8,007,320)         1,302,889
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             2,191            72,069       (6,136,974)         4,531,155
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            11,700         6,507,008        11,664,549
   Net transfers (including
     fixed account)...............            43,369           (4,622)        16,545,609        18,585,730
   Contract charges...............           (1,161)           (1,132)       (4,146,075)       (4,049,129)
   Transfers for contract benefits
     and terminations.............          (88,583)          (26,581)      (31,907,003)      (25,846,480)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (46,375)          (20,635)      (13,000,461)           354,670
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (44,184)            51,434      (19,137,435)         4,885,825
NET ASSETS:
   Beginning of year..............           344,057           292,623       313,384,800       308,498,975
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        299,873  $        344,057  $    294,247,365  $    313,384,800
                                    ================  ================  ================  ================

                                                 BHFTII                              BHFTII
                                       METLIFE MID CAP STOCK INDEX         METLIFE MSCI EAFE(R) INDEX
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (729,282)  $      (456,144)  $      1,545,569  $      1,183,507
   Net realized gains (losses)....        17,548,892        13,513,154         1,420,914         1,292,395
   Change in unrealized gains
     (losses) on investments......      (36,439,302)         7,969,638      (21,678,671)        20,812,992
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (19,619,692)        21,026,648      (18,712,188)        23,288,894
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,914,692         2,111,348         5,932,657         1,459,590
   Net transfers (including
     fixed account)...............       (1,605,908)         5,217,441         5,961,906         1,052,790
   Contract charges...............       (1,330,824)       (1,364,304)       (1,154,457)       (1,166,586)
   Transfers for contract benefits
     and terminations.............      (13,846,354)      (12,310,912)       (9,906,769)       (6,755,751)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,868,394)       (6,346,427)           833,337       (5,409,957)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (29,488,086)        14,680,221      (17,878,851)        17,878,937
NET ASSETS:
   Beginning of year..............       166,303,833       151,623,612       122,285,606       104,406,669
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    136,815,747  $    166,303,833  $    104,406,755  $    122,285,606
                                    ================  ================  ================  ================

                                                  BHFTII
                                       METLIFE RUSSELL 2000(R) INDEX        BHFTII METLIFE STOCK INDEX
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,016,598)  $      (760,516)  $        490,599  $        328,939
   Net realized gains (losses)....        15,075,076        10,561,103        64,349,783        45,393,328
   Change in unrealized gains
     (losses) on investments......      (32,956,301)         7,807,137     (101,504,078)        63,946,259
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (18,897,823)        17,607,724      (36,663,696)       109,668,526
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,126,146         2,290,216        19,480,075         7,490,877
   Net transfers (including
     fixed account)...............         7,004,555         1,097,020         9,775,718      (15,112,884)
   Contract charges...............       (1,370,455)       (1,383,066)       (4,854,612)       (4,785,424)
   Transfers for contract benefits
     and terminations.............      (12,975,022)      (10,931,270)      (64,969,331)      (53,171,348)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           785,224       (8,927,100)      (40,568,150)      (65,578,779)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (18,112,599)         8,680,624      (77,231,846)        44,089,747
NET ASSETS:
   Beginning of year..............       152,382,147       143,701,523       639,076,662       594,986,915
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    134,269,548  $    152,382,147  $    561,844,816  $    639,076,662
                                    ================  ================  ================  ================


                                       BHFTII MFS(R) TOTAL RETURN
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        240,474  $        362,168
   Net realized gains (losses)....         2,985,938         3,028,896
   Change in unrealized gains
     (losses) on investments......       (6,093,267)           859,219
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,866,855)         4,250,283
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           364,831           386,056
   Net transfers (including
     fixed account)...............         (244,296)         1,616,798
   Contract charges...............         (316,189)         (309,336)
   Transfers for contract benefits
     and terminations.............       (3,991,269)       (4,367,258)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,186,923)       (2,673,740)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,053,778)         1,576,543
NET ASSETS:
   Beginning of year..............        42,885,568        41,309,025
                                    ----------------  ----------------
   End of year....................  $     35,831,790  $     42,885,568
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                     BHFTII
                                           BHFTII MFS(R) VALUE              NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (735,962)  $        929,666  $    (1,930,848)  $    (1,856,347)
   Net realized gains (losses)....        20,158,682        20,058,584        22,489,378        16,343,019
   Change in unrealized gains
     (losses) on investments......      (51,764,838)        22,256,899      (29,833,570)         2,627,338
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (32,342,118)        43,245,149       (9,275,040)        17,114,010
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,583,715         2,183,152         1,862,706         1,043,835
   Net transfers (including
     fixed account)...............          (71,834)       (3,392,053)       (4,984,142)       (2,630,371)
   Contract charges...............       (3,036,955)       (3,138,531)       (1,162,334)       (1,185,920)
   Transfers for contract benefits
     and terminations.............      (25,226,829)      (22,313,184)      (13,172,700)      (11,417,129)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (21,751,903)      (26,660,616)      (17,456,470)      (14,189,585)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (54,094,021)        16,584,533      (26,731,510)         2,924,425
NET ASSETS:
   Beginning of year..............       301,209,781       284,625,248       136,037,963       133,113,538
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    247,115,760  $    301,209,781  $    109,306,453  $    136,037,963
                                    ================  ================  ================  ================

                                                  BHFTII                              BHFTII
                                      T. ROWE PRICE LARGE CAP GROWTH      T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,827,417)  $    (3,468,591)   $      (201,138)  $      (169,343)
   Net realized gains (losses)....        54,599,649        16,135,188          1,699,230         1,246,070
   Change in unrealized gains
     (losses) on investments......      (58,693,758)        49,834,910        (2,519,895)         1,478,283
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,921,526)        62,501,507        (1,021,803)         2,555,010
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        18,851,142         4,227,293            418,179           337,222
   Net transfers (including
     fixed account)...............        17,748,182        11,788,258           (96,822)         (769,052)
   Contract charges...............       (2,488,089)       (2,160,255)           (67,557)          (65,302)
   Transfers for contract benefits
     and terminations.............      (27,377,435)      (18,707,971)        (1,263,636)         (897,255)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         6,733,800       (4,852,675)        (1,009,836)       (1,394,387)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,187,726)        57,648,832        (2,031,639)         1,160,623
NET ASSETS:
   Beginning of year..............       261,127,419       203,478,587         14,148,515        12,987,892
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    259,939,693  $    261,127,419   $     12,116,876  $     14,148,515
                                    ================  ================   ================  ================

                                                 BHFTII                   BHFTII WESTERN ASSET MANAGEMENT
                                     VANECK GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,162,555)  $    (1,270,785)  $     39,209,719  $     25,931,556
   Net realized gains (losses)....       (1,433,525)       (2,828,419)           428,365         4,460,578
   Change in unrealized gains
     (losses) on investments......      (21,400,844)         2,914,102      (94,399,767)        37,755,554
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (23,996,924)       (1,185,102)      (54,761,683)        68,147,688
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           150,530           327,633        29,285,136         9,221,403
   Net transfers (including
     fixed account)...............         3,617,316         7,488,970        26,427,515        46,580,377
   Contract charges...............       (1,126,631)       (1,190,620)      (10,895,042)      (11,370,638)
   Transfers for contract benefits
     and terminations.............       (6,749,377)       (5,420,796)     (119,030,364)      (95,754,970)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,108,162)         1,205,187      (74,212,755)      (51,323,828)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (28,105,086)            20,085     (128,974,438)        16,823,860
NET ASSETS:
   Beginning of year..............        88,061,334        88,041,249     1,066,892,358     1,050,068,498
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     59,956,248  $     88,061,334  $    937,917,920  $  1,066,892,358
                                    ================  ================  ================  ================

                                     BHFTII WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,448,199  $      2,478,326
   Net realized gains (losses)....       (1,703,074)         (511,303)
   Change in unrealized gains
     (losses) on investments......       (1,693,598)       (1,336,727)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,948,473)           630,296
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,628,438         2,514,141
   Net transfers (including
     fixed account)...............         9,885,195        16,592,186
   Contract charges...............       (2,956,262)       (3,020,397)
   Transfers for contract benefits
     and terminations.............      (29,848,486)      (22,950,401)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (15,291,115)       (6,864,471)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (17,239,588)       (6,234,175)
NET ASSETS:
   Beginning of year..............       244,111,008       250,345,183
                                    ----------------  ----------------
   End of year....................  $    226,871,420  $    244,111,008
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                      BLACKROCK GLOBAL ALLOCATION V.I.      DWS CROCI(R) INTERNATIONAL VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          5,897  $           (188)  $        (34,358)  $        681,064
   Net realized gains (losses).....           310,856             42,155          (434,350)         (485,504)
   Change in unrealized gains
     (losses) on investments.......         (851,294)            283,220        (1,344,486)         2,004,714
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (534,541)            325,187        (1,813,194)         2,200,274
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,169,361             19,338            310,679           274,851
   Net transfers (including
     fixed account)................           481,645            155,786          (310,812)         (207,971)
   Contract charges................          (11,595)            (2,648)              (881)           (1,039)
   Transfers for contract benefits
     and terminations..............         (120,207)           (80,359)        (1,037,981)       (1,069,917)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         4,519,204             92,117        (1,038,995)       (1,004,076)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         3,984,663            417,304        (2,852,189)         1,196,198
NET ASSETS:
   Beginning of year...............         2,999,343          2,582,039         12,446,509        11,250,311
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $      6,984,006  $       2,999,343  $       9,594,320  $     12,446,509
                                     ================  =================  =================  ================

                                          FEDERATED HIGH INCOME BOND                FEDERATED KAUFMAN
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                      ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $            131  $           1,755  $           (918)  $          (749)
   Net realized gains (losses).....                (2)            (1,501)              4,733             5,828
   Change in unrealized gains
     (losses) on investments.......              (220)                414            (2,396)             7,443
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               (91)                668              1,419            12,522
                                      ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 --                 --                --
   Net transfers (including
     fixed account)................                 --                 --                 --                --
   Contract charges................                 --                 --                 --                --
   Transfers for contract benefits
     and terminations..............                (2)           (26,234)              (107)           (1,147)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......                (2)           (26,234)              (107)           (1,147)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............               (93)           (25,566)              1,312            11,375
NET ASSETS:
   Beginning of year...............              2,008             27,574             58,964            47,589
                                      ----------------  -----------------  -----------------  ----------------
   End of year.....................   $          1,915  $           2,008  $          60,276  $         58,964
                                      ================  =================  =================  ================

                                        FIDELITY(R) VIP ASSET MANAGER          FIDELITY(R) VIP CONTRAFUND
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         171,899  $         352,165  $    (4,658,059)  $    (2,690,012)
   Net realized gains (losses).....          1,997,602          7,905,617        75,006,364        52,246,703
   Change in unrealized gains
     (losses) on investments.......        (6,425,359)            276,145     (111,391,708)        61,091,851
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (4,255,858)          8,533,927      (41,043,403)       110,648,542
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            804,743            816,124        12,841,606         9,296,181
   Net transfers (including
     fixed account)................        (1,588,602)          (587,508)      (10,166,095)      (10,602,317)
   Contract charges................            (7,501)            (8,530)       (4,513,633)       (4,504,202)
   Transfers for contract benefits
     and terminations..............        (7,944,461)        (7,180,351)      (66,046,593)      (52,772,793)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (8,735,821)        (6,960,265)      (67,884,715)      (58,583,131)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (12,991,679)          1,573,662     (108,928,118)        52,065,411
NET ASSETS:
   Beginning of year...............         72,267,994         70,694,332       625,750,850       573,685,439
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      59,276,315  $      72,267,994  $    516,822,732  $    625,750,850
                                     =================  =================  ================  ================

                                         FIDELITY(R) VIP EQUITY-INCOME
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                            2018              2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          35,858  $          14,698
   Net realized gains (losses).....            231,025            106,867
   Change in unrealized gains
     (losses) on investments.......          (692,539)            395,750
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (425,656)            517,315
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              2,063             11,240
   Net transfers (including
     fixed account)................           (42,217)           (31,585)
   Contract charges................                 --                 --
   Transfers for contract benefits
     and terminations..............          (604,458)          (262,921)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (644,612)          (283,266)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,070,268)            234,049
NET ASSETS:
   Beginning of year...............          4,975,328          4,741,279
                                     -----------------  -----------------
   End of year.....................  $       3,905,060  $       4,975,328
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                      FIDELITY(R) VIP FUNDSMANAGER 50%     FIDELITY(R) VIP FUNDSMANAGER 60%
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (28,570,555)  $    (38,857,043)  $    (21,186,152)  $   (29,267,942)
   Net realized gains (losses).....       387,861,639         67,821,547        361,132,051       195,422,805
   Change in unrealized gains
     (losses) on investments.......     (653,490,971)        504,990,287      (535,553,464)       244,571,811
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (294,199,887)        533,954,791      (195,607,565)       410,726,674
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,472,632          5,377,314          6,309,500         9,181,264
   Net transfers (including
     fixed account)................                --          (215,412)                 --                --
   Contract charges................                --                 --                 --                --
   Transfers for contract benefits
     and terminations..............     (620,216,112)      (326,903,630)      (445,225,372)     (812,246,912)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (613,743,480)      (321,741,728)      (438,915,872)     (803,065,648)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............     (907,943,367)        212,213,063      (634,523,437)     (392,338,974)
NET ASSETS:
   Beginning of year...............     4,703,906,420      4,491,693,357      2,781,261,557     3,173,600,531
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $  3,795,963,053  $   4,703,906,420  $   2,146,738,120  $  2,781,261,557
                                     ================  =================  =================  ================

                                                FIDELITY(R) VIP
                                            GOVERNMENT MONEY MARKET              FIDELITY(R) VIP GROWTH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $         49,575  $       (123,765)  $    (2,042,899)  $    (1,861,188)
   Net realized gains (losses).....                 --                 --        32,112,863        18,097,088
   Change in unrealized gains
     (losses) on investments.......                  3                 --      (31,265,399)        30,252,875
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             49,578          (123,765)       (1,195,435)        46,488,775
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            897,378            779,923         1,847,353         1,779,571
   Net transfers (including
     fixed account)................            747,649              9,806       (3,228,562)       (2,203,752)
   Contract charges................            (1,472)            (1,570)          (15,633)          (16,508)
   Transfers for contract benefits
     and terminations..............        (1,808,738)        (2,017,458)      (14,268,095)      (13,492,021)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (165,183)        (1,229,299)      (15,664,937)      (13,932,710)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          (115,605)        (1,353,064)      (16,860,372)        32,556,065
NET ASSETS:
   Beginning of year...............         17,602,157         18,955,221       177,086,628       144,530,563
                                      ----------------  -----------------  ----------------  ----------------
   End of year.....................   $     17,486,552  $      17,602,157  $    160,226,256  $    177,086,628
                                      ================  =================  ================  ================


                                          FIDELITY(R) VIP INDEX 500              FIDELITY(R) VIP MID CAP
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         294,869  $         269,524  $    (4,118,485)  $    (3,716,096)
   Net realized gains (losses).....          4,311,968          4,090,359        46,442,108        26,427,590
   Change in unrealized gains
     (losses) on investments.......        (7,834,778)          7,335,146     (104,511,568)        51,034,462
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (3,227,941)         11,695,029      (62,187,945)        73,745,956
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 13        10,328,023         6,484,931
   Net transfers (including
     fixed account)................        (1,125,805)        (1,230,024)       (3,262,083)       (7,529,604)
   Contract charges................           (17,245)           (18,688)       (4,959,024)       (5,055,441)
   Transfers for contract benefits
     and terminations..............        (5,803,898)        (6,284,195)      (47,374,116)      (33,163,200)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (6,946,948)        (7,532,894)      (45,267,200)      (39,263,314)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (10,174,889)          4,162,135     (107,455,145)        34,482,642
NET ASSETS:
   Beginning of year...............         66,077,861         61,915,726       444,177,834       409,695,192
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      55,902,972  $      66,077,861  $    336,722,689  $    444,177,834
                                     =================  =================  ================  ================


                                          FIDELITY(R) VIP OVERSEAS
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                            2018              2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          12,233  $           7,538
   Net realized gains (losses).....             72,873             57,495
   Change in unrealized gains
     (losses) on investments.......          (770,959)            990,001
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (685,853)          1,055,034
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             67,368             47,956
   Net transfers (including
     fixed account)................           (32,603)           (46,711)
   Contract charges................               (38)               (41)
   Transfers for contract benefits
     and terminations..............          (283,553)          (344,662)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (248,826)          (343,458)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (934,679)            711,576
NET ASSETS:
   Beginning of year...............          4,543,644          3,832,068
                                     -----------------  -----------------
   End of year.....................  $       3,608,965  $       4,543,644
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                       FTVIPT
                                        FTVIPT FRANKLIN INCOME VIP           FRANKLIN MUTUAL SHARES VIP
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      8,496,216  $       7,200,274  $      1,208,972  $      1,156,190
   Net realized gains (losses)....         1,428,156          1,254,900         6,514,086         7,238,844
   Change in unrealized gains
     (losses) on investments......      (22,969,206)         12,035,192      (19,962,133)           588,955
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........      (13,044,834)         20,490,366      (12,239,075)         8,983,989
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,403,491          3,350,612         1,601,354         1,781,630
   Net transfers (including
     fixed account)...............           408,131          3,919,919           815,223         2,339,371
   Contract charges...............       (2,660,976)        (2,765,136)       (1,300,237)       (1,366,178)
   Transfers for contract benefits
     and terminations.............      (30,996,185)       (25,708,194)      (16,476,798)      (13,100,987)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (27,845,539)       (21,202,799)      (15,360,458)      (10,346,164)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (40,890,373)          (712,433)      (27,599,533)       (1,362,175)
NET ASSETS:
   Beginning of year..............       259,462,703        260,175,136       133,542,917       134,905,092
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    218,572,330  $     259,462,703  $    105,943,384  $    133,542,917
                                    ================  =================  ================  ================

                                                  FTVIPT
                                       FRANKLIN SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (590,781)  $    (1,045,277)  $        541,919  $        578,128
   Net realized gains (losses)....         19,821,500        10,274,597            37,325          (35,143)
   Change in unrealized gains
     (losses) on investments......       (36,050,020)         2,044,449      (12,421,982)         9,092,479
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (16,819,301)        11,273,769      (11,842,738)         9,635,464
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,824,157         2,454,753           122,654           158,997
   Net transfers (including
     fixed account)...............            561,083         (592,795)         5,327,341       (1,680,805)
   Contract charges...............        (1,562,312)       (1,615,596)         (855,303)         (894,483)
   Transfers for contract benefits
     and terminations.............       (12,334,646)       (8,414,805)       (4,586,691)       (5,040,480)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (10,511,718)       (8,168,443)             8,001       (7,456,771)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (27,331,019)         3,105,326      (11,834,737)         2,178,693
NET ASSETS:
   Beginning of year..............        131,376,313       128,270,987        70,683,455        68,504,762
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     104,045,294  $    131,376,313  $     58,848,718  $     70,683,455
                                    =================  ================  ================  ================

                                                  FTVIPT
                                         TEMPLETON GLOBAL BOND VIP         INVESCO V.I. AMERICAN FRANCHISE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,791,526)  $     (2,854,279)  $          (191)  $          (186)
   Net realized gains (losses)....       (1,691,871)          (588,268)             1,744             1,209
   Change in unrealized gains
     (losses) on investments......         5,722,312          4,800,233           (1,652)             2,125
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         1,238,915          1,357,686              (99)             3,148
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,620,384          2,622,382                --                --
   Net transfers (including
     fixed account)...............         3,841,758          9,321,846                --                --
   Contract charges...............       (2,549,046)        (2,626,411)                --                --
   Transfers for contract benefits
     and terminations.............      (21,044,249)       (16,979,649)          (12,586)             (720)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (12,131,153)        (7,661,832)          (12,586)             (720)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (10,892,238)        (6,304,146)          (12,685)             2,428
NET ASSETS:
   Beginning of year..............       207,536,185        213,840,331            14,923            12,495
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    196,643,947  $     207,536,185  $          2,238  $         14,923
                                    ================  =================  ================  ================


                                        INVESCO V.I. CORE EQUITY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (646)  $          (587)
   Net realized gains (losses)....            13,906            20,517
   Change in unrealized gains
     (losses) on investments......          (26,464)           (4,684)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (13,204)            15,246
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............           (2,573)                75
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (4,177)          (56,447)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (6,750)          (56,372)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (19,954)          (41,126)
NET ASSETS:
   Beginning of year..............           130,081           171,207
                                    ----------------  ----------------
   End of year....................  $        110,127  $        130,081
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                       INVESCO V.I. EQUITY AND INCOME       INVESCO V.I. GROWTH AND INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       3,783,260  $        557,088  $              9  $               3
   Net realized gains (losses).....         40,594,624        21,270,992               109                 57
   Change in unrealized gains
     (losses) on investments.......      (114,250,594)        37,279,662             (277)                 68
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (69,872,710)        59,107,742             (159)                128
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         25,205,893        20,101,042                --                 --
   Net transfers (including
     fixed account)................          7,575,152        13,395,950                --              1,138
   Contract charges................        (7,146,875)       (7,232,802)                --              (522)
   Transfers for contract benefits
     and terminations..............       (76,228,957)      (58,238,576)               (7)              (651)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (50,594,787)      (31,974,386)               (7)               (35)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (120,467,497)        27,133,356             (166)                 93
NET ASSETS:
   Beginning of year...............        681,403,273       654,269,917             1,110              1,017
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     560,935,776  $    681,403,273  $            944  $           1,110
                                     =================  ================  ================  =================


                                      INVESCO V.I. INTERNATIONAL GROWTH          IVY VIP ASSET STRATEGY
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,092,683  $       (306,814)  $           1,514  $          1,241
   Net realized gains (losses).....          6,398,939          7,444,149             14,088           (2,480)
   Change in unrealized gains
     (losses) on investments.......       (50,284,813)         42,782,098           (34,262)            47,423
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (42,793,191)         49,919,433           (18,660)            46,184
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,495,662          3,246,532                200                --
   Net transfers (including
     fixed account)................         18,323,682        (3,134,671)           (13,138)            53,650
   Contract charges................        (3,019,027)        (3,199,879)                (8)               (7)
   Transfers for contract benefits
     and terminations..............       (29,132,218)       (21,257,291)           (32,051)              (12)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (9,331,901)       (24,345,309)           (44,997)            53,631
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (52,125,092)         25,574,124           (63,657)            99,815
NET ASSETS:
   Beginning of year...............        269,423,754        243,849,630            332,996           233,181
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $     217,298,662  $     269,423,754  $         269,339  $        332,996
                                     =================  =================  =================  ================

                                              LMPVET CLEARBRIDGE                          LMPVET
                                          VARIABLE AGGRESSIVE GROWTH         CLEARBRIDGE VARIABLE APPRECIATION
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2018               2017               2018              2017
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (2,704,438)  $     (2,855,686)  $       (811,048)  $       (891,816)
   Net realized gains (losses).....         30,911,333         28,733,843         44,196,685         28,854,954
   Change in unrealized gains
     (losses) on investments.......       (56,688,564)         16,514,276       (54,650,170)         42,828,296
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (28,481,669)         42,392,433       (11,264,533)         70,791,434
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         17,256,880         12,163,897         18,890,436         12,788,613
   Net transfers (including
     fixed account)................           (58,922)          1,668,829       (15,849,002)             13,177
   Contract charges................        (3,403,106)        (3,351,968)        (5,005,606)        (4,896,400)
   Transfers for contract benefits
     and terminations..............       (32,718,784)       (24,939,914)       (45,729,547)       (32,547,983)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,923,932)       (14,459,156)       (47,693,719)       (24,642,593)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (47,405,601)         27,933,277       (58,958,252)         46,148,841
NET ASSETS:
   Beginning of year...............        321,469,898        293,536,621        452,130,395        405,981,554
                                      ----------------  -----------------  -----------------  -----------------
   End of year.....................   $    274,064,297  $     321,469,898  $     393,172,143  $     452,130,395
                                      ================  =================  =================  =================

                                             LMPVET CLEARBRIDGE
                                         VARIABLE DIVIDEND STRATEGY
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                           2018               2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (51,375)  $        (64,634)
   Net realized gains (losses).....         22,678,338          6,426,078
   Change in unrealized gains
     (losses) on investments.......       (35,551,367)         27,815,865
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (12,924,404)         34,177,309
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         11,994,980          8,178,729
   Net transfers (including
     fixed account)................        (3,506,979)            911,632
   Contract charges................        (2,430,895)        (2,404,766)
   Transfers for contract benefits
     and terminations..............       (24,199,142)       (17,115,313)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,142,036)       (10,429,718)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (31,066,440)         23,747,591
NET ASSETS:
   Beginning of year...............        224,472,939        200,725,348
                                     -----------------  -----------------
   End of year.....................  $     193,406,499  $     224,472,939
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                        LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP GROWTH                    LARGE CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (45,396)  $       (49,414)  $       (18,266)  $       (34,951)
   Net realized gains (losses)....           417,182           338,155           590,716           654,318
   Change in unrealized gains
     (losses) on investments......         (327,244)           377,477       (1,263,154)           287,048
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            44,542           666,218         (690,704)           906,415
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             5,260             3,105            23,428            49,457
   Net transfers (including
     fixed account)...............         (203,085)          (25,383)           208,243       (1,856,934)
   Contract charges...............          (12,359)          (12,122)          (71,780)          (79,504)
   Transfers for contract benefits
     and terminations.............         (880,482)         (543,531)         (583,343)         (594,433)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,090,666)         (577,931)         (423,452)       (2,481,414)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,046,124)            88,287       (1,114,156)       (1,574,999)
NET ASSETS:
   Beginning of year..............         3,261,658         3,173,371         7,016,572         8,591,571
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,215,534  $      3,261,658  $      5,902,416  $      7,016,572
                                    ================  ================  ================  ================

                                       LMPVET CLEARBRIDGE VARIABLE             LMPVET QS VARIABLE
                                            SMALL CAP GROWTH                   CONSERVATIVE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,719,359)  $    (1,525,109)  $        400,599  $        393,932
   Net realized gains (losses)....        20,768,811         6,294,589         1,604,788         4,986,303
   Change in unrealized gains
     (losses) on investments......      (15,336,872)        17,263,633       (4,061,458)         (875,884)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,712,580        22,033,113       (2,056,071)         4,504,351
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,239,546         3,327,457           196,353           421,591
   Net transfers (including
     fixed account)...............       (8,047,366)       (4,318,114)           327,139           401,235
   Contract charges...............       (1,447,146)       (1,305,775)         (470,143)         (469,764)
   Transfers for contract benefits
     and terminations.............      (10,955,607)       (8,853,017)       (5,084,764)       (3,560,761)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,210,573)      (11,149,449)       (5,031,415)       (3,207,699)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,497,993)        10,883,664       (7,087,486)         1,296,652
NET ASSETS:
   Beginning of year..............       113,694,790       102,811,126        40,132,539        38,835,887
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    104,196,797  $    113,694,790  $     33,045,053  $     40,132,539
                                    ================  ================  ================  ================

                                                                                    LMPVET QS
                                        LMPVET QS VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        996,052  $        373,414  $          3,273  $          2,448
   Net realized gains (losses)....         5,663,427        15,727,442            54,660           199,715
   Change in unrealized gains
     (losses) on investments......      (14,026,648)       (1,965,464)         (105,442)          (83,073)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,367,169)        14,135,392          (47,509)           119,090
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           654,945           478,935                --            12,453
   Net transfers (including
     fixed account)...............         (216,321)         (616,366)             1,713             6,028
   Contract charges...............         (920,536)         (934,163)             (296)             (404)
   Transfers for contract benefits
     and terminations.............       (9,791,066)       (7,328,788)         (210,483)         (254,376)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,272,978)       (8,400,382)         (209,066)         (236,299)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (17,640,147)         5,735,010         (256,575)         (117,209)
NET ASSETS:
   Beginning of year..............        89,558,223        83,823,213           803,869           921,078
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     71,918,076  $     89,558,223  $        547,294  $        803,869
                                    ================  ================  ================  ================

                                      LMPVIT WESTERN ASSET VARIABLE
                                         GLOBAL HIGH YIELD BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,166,796  $      3,341,225
   Net realized gains (losses)....       (1,103,797)         (676,542)
   Change in unrealized gains
     (losses) on investments......       (6,633,498)         3,451,528
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,570,499)         6,116,211
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,585,164         1,134,141
   Net transfers (including
     fixed account)...............         1,804,505         2,716,610
   Contract charges...............         (904,804)         (952,072)
   Transfers for contract benefits
     and terminations.............       (9,233,724)       (9,373,450)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,748,859)       (6,474,771)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,319,358)         (358,560)
NET ASSETS:
   Beginning of year..............        87,572,384        87,930,944
                                    ----------------  ----------------
   End of year....................  $     80,253,026  $     87,572,384
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                        MFS(R) VIT INVESTORS TRUST           MFS(R) VIT NEW DISCOVERY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (26)  $           (51)  $           (112)  $          (250)
   Net realized gains (losses)....             1,155             1,240              1,714             4,682
   Change in unrealized gains
     (losses) on investments......           (1,294)               111            (1,928)             (417)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (165)             1,300              (326)             4,015
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                 --                --
   Net transfers (including
     fixed account)...............                --                --              2,929                --
   Contract charges...............                --                --                 --                --
   Transfers for contract benefits
     and terminations.............           (3,230)           (4,084)            (1,219)          (38,686)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (3,230)           (4,084)              1,710          (38,686)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............           (3,395)           (2,784)              1,384          (34,671)
NET ASSETS:
   Beginning of year..............             6,043             8,827              6,563            41,234
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $          2,648  $          6,043  $           7,947  $          6,563
                                    ================  ================  =================  ================

                                                                                  MORGAN STANLEY
                                            MFS(R) VIT RESEARCH              VIF GLOBAL INFRASTRUCTURE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (151)  $             (9)  $          7,597  $          4,862
   Net realized gains (losses)....             4,184              2,684            14,820            25,749
   Change in unrealized gains
     (losses) on investments......           (5,181)              1,215          (69,920)            27,754
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (1,148)              3,890          (47,503)            58,365
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --             3,025             3,778
   Net transfers (including
     fixed account)...............                --                 --             6,537            47,785
   Contract charges...............                --                 --             (119)              (89)
   Transfers for contract benefits
     and terminations.............             (678)            (4,398)          (45,017)          (68,583)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (678)            (4,398)          (35,574)          (17,109)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (1,826)              (508)          (83,077)            41,256
NET ASSETS:
   Beginning of year..............            21,100             21,608           545,195           503,939
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $         19,274  $          21,100  $        462,118  $        545,195
                                    ================  =================  ================  ================

                                                                                  OPPENHEIMER VA
                                         NEUBERGER BERMAN GENESIS            GLOBAL MULTI-ALTERNATIVES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018            2017 (A)
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (50)  $           (54)  $        (2,789)  $            (47)
   Net realized gains (losses)....               572             1,494             (340)               (90)
   Change in unrealized gains
     (losses) on investments......             (935)             (493)           (7,979)            (3,134)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (413)               947          (11,108)            (3,271)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                 50
   Net transfers (including
     fixed account)...............                --                --          (10,093)            259,386
   Contract charges...............                --                --              (23)               (16)
   Transfers for contract benefits
     and terminations.............               (3)           (2,006)           (3,600)            (2,485)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....               (3)           (2,006)          (13,716)            256,935
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............             (416)           (1,059)          (24,824)            253,664
NET ASSETS:
   Beginning of year..............             5,505             6,564           253,664                 --
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $          5,089  $          5,505  $        228,840  $         253,664
                                    ================  ================  ================  =================

                                             OPPENHEIMER VA
                                            GOVERNMENT MONEY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $             --  $           (32)
   Net realized gains (losses)....                --                --
   Change in unrealized gains
     (losses) on investments......                 2                --
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........                 2              (32)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............             (152)             (145)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (152)             (145)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............             (150)             (177)
NET ASSETS:
   Beginning of year..............             3,219             3,396
                                    ----------------  ----------------
   End of year....................  $          3,069  $          3,219
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             OPPENHEIMER VA
                                          MAIN STREET SMALL CAP            OPPENHEIMER VA MAIN STREET
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2018              2017              2018             2017
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,474,043)  $      (824,978)  $          (257)  $         (163)
   Net realized gains (losses)....        19,484,189        10,132,948            17,255            3,121
   Change in unrealized gains
     (losses) on investments......      (28,702,815)         4,224,374          (30,519)           12,465
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (10,692,669)        13,532,344          (13,521)           15,423
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,244,630         1,283,733                --               --
   Net transfers (including
     fixed account)...............       (2,268,049)       (2,190,062)                --               --
   Contract charges...............       (1,253,357)       (1,304,527)                --               --
   Transfers for contract benefits
     and terminations.............      (15,016,227)       (9,826,409)          (87,462)          (3,688)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,293,003)      (12,037,265)          (87,462)          (3,688)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (27,985,672)         1,495,079         (100,983)           11,735
NET ASSETS:
   Beginning of year..............       116,688,023       115,192,944           113,981          102,246
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     88,702,351  $    116,688,023  $         12,998  $       113,981
                                    ================  ================  ================  ===============

                                                 PIMCO VIT
                                      COMMODITYREALRETURN(R) STRATEGY         PIMCO VIT DYNAMIC BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                           2018             2017              2018              2017
                                     ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $         2,253  $         44,210  $          5,830  $            334
   Net realized gains (losses)....           (5,559)           (9,161)             3,675             2,254
   Change in unrealized gains
     (losses) on investments......          (66,127)          (32,485)          (13,072)            15,463
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (69,433)             2,564           (3,567)            18,051
                                     ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,700            14,701             1,336             1,741
   Net transfers (including
     fixed account)...............             5,480            20,842            42,724            48,507
   Contract charges...............              (49)              (75)              (66)              (64)
   Transfers for contract benefits
     and terminations.............          (26,852)          (39,639)          (57,629)          (64,152)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (18,721)           (4,171)          (13,635)          (13,968)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (88,154)           (1,607)          (17,202)             4,083
NET ASSETS:
   Beginning of year..............           463,243           464,850           564,134           560,051
                                     ---------------  ----------------  ----------------  ----------------
   End of year....................   $       375,089  $        463,243  $        546,932  $        564,134
                                     ===============  ================  ================  ================

                                                PIMCO VIT
                                          EMERGING MARKETS BOND             PIONEER VCT MID CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         23,711  $         31,271  $      (596,306)  $      (517,266)
   Net realized gains (losses)....           (3,166)             2,773         5,632,080         6,180,507
   Change in unrealized gains
     (losses) on investments......          (78,997)            32,872      (18,355,064)         1,654,564
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (58,452)            66,916      (13,319,290)         7,317,805
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,207             4,294         1,361,526         1,259,070
   Net transfers (including
     fixed account)...............             7,731           251,758         2,365,298           776,762
   Contract charges...............             (102)             (104)         (655,786)         (687,778)
   Transfers for contract benefits
     and terminations.............          (46,839)          (47,137)       (8,281,154)       (6,607,009)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (36,003)           208,811       (5,210,116)       (5,258,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (94,455)           275,727      (18,529,406)         2,058,850
NET ASSETS:
   Beginning of year..............           921,470           645,743        69,380,389        67,321,539
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        827,015  $        921,470  $     50,850,983  $     69,380,389
                                    ================  ================  ================  ================


                                     PIONEER VCT REAL ESTATE SHARES
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,941  $          1,618
   Net realized gains (losses)....            18,597            15,679
   Change in unrealized gains
     (losses) on investments......          (41,198)          (13,505)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (20,660)             3,792
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               555               334
   Net transfers (including
     fixed account)...............             2,718            17,579
   Contract charges...............           (3,242)           (3,098)
   Transfers for contract benefits
     and terminations.............          (11,990)          (26,920)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (11,959)          (12,105)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (32,619)           (8,313)
NET ASSETS:
   Beginning of year..............           243,714           252,027
                                    ----------------  ----------------
   End of year....................  $        211,095  $        243,714
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  T. ROWE PRICE
                                                GOVERNMENT MONEY                 T. ROWE PRICE GROWTH STOCK
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2018              2017                2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           1,059  $         (1,625)  $        (59,385)  $        (48,580)
   Net realized gains (losses)......                 --                 --            957,143          1,376,079
   Change in unrealized gains
     (losses) on investments........               (16)                 --          (989,532)            722,890
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              1,043            (1,625)           (91,774)          2,050,389
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --            225,757            228,728
   Net transfers (including
     fixed account).................                 --          (126,898)          (268,886)          (117,076)
   Contract charges.................               (75)              (108)            (1,017)            (1,098)
   Transfers for contract benefits
     and terminations...............          (210,390)           (14,683)          (660,287)          (557,208)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          (210,465)          (141,689)          (704,433)          (446,654)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (209,422)          (143,314)          (796,207)          1,603,735
NET ASSETS:
   Beginning of year................            389,371            532,685          7,996,385          6,392,650
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         179,949  $         389,371  $       7,200,178  $       7,996,385
                                      =================  =================  =================  =================

                                                 T. ROWE PRICE                       TAP 1919 VARIABLE
                                              INTERNATIONAL STOCK              SOCIALLY RESPONSIVE BALANCED
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           2,454  $           3,036  $           (772)  $           (820)
   Net realized gains (losses)......             27,076             18,893             15,166             11,346
   Change in unrealized gains
     (losses) on investments........          (105,877)             84,436           (19,785)              9,713
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (76,347)            106,365            (5,391)             20,239
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             20,174             19,749                 --                 --
   Net transfers (including
     fixed account).................                 --             11,575             30,491                279
   Contract charges.................               (70)               (69)               (83)               (91)
   Transfers for contract benefits
     and terminations...............           (15,504)            (3,303)            (4,213)           (17,733)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......              4,600             27,952             26,195           (17,545)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (71,747)            134,317             20,804              2,694
NET ASSETS:
   Beginning of year................            517,492            383,175            146,640            143,946
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         445,745  $         517,492  $         167,444  $         146,640
                                      =================  =================  =================  =================

(a) For the period April 28, 2017 to December 31, 2017.




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 BRIGHTHOUSE SEPARATE ACCOUNT A
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account A (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support MLI-USA's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable               Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                           ("LMPVIT")
American Funds Insurance Series(R) ("American Funds(R)")     MFS(R) Variable Insurance Trust ("MFS(R) VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")          Morgan Stanley Variable Insurance Fund, Inc.
Brighthouse Funds Trust I ("BHFTI")*                           ("Morgan Stanley VIF")
Brighthouse Funds Trust II ("BHFTII")*                       Neuberger Berman Equity Funds ("Neuberger
Deutsche DWS Variable Series I ("DWS")                         Berman")
Federated Insurance Series ("Federated")                     Oppenheimer Variable Account Funds ("Oppenheimer
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")    VA")
Franklin Templeton Variable Insurance Products Trust         PIMCO Variable Insurance Trust ("PIMCO VIT")
   ("FTVIPT")                                                Pioneer Variable Contracts Trust ("Pioneer VCT")
Ivy Variable Insurance Portfolios ("Ivy VIP")                T. Rowe Price Government Money Fund, Inc.
Janus Aspen Series ("Janus Aspen")                           T. Rowe Price Growth Stock Fund, Inc.
Legg Mason Partners Variable Equity Trust                    T. Rowe Price International Fund, Inc.
   ("LMPVET")                                                The Alger Portfolios ("Alger")
                                                             Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2018:

Alger Small Cap Growth Sub-Account                     American Funds(R) Global Small Capitalization
American Funds(R) Bond Sub-Account (a)                   Sub-Account (a)
American Funds(R) Global Growth Sub-Account (a)        American Funds(R) Growth Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONTINUED)


American Funds(R) Growth-Income Sub-Account (a)          BHFTI PanAgora Global Diversified Risk
BHFTI AB Global Dynamic Allocation Sub-Account             Sub-Account
BHFTI American Funds(R) Balanced Allocation              BHFTI PIMCO Inflation Protected Bond Sub-Account
   Sub-Account                                           BHFTI PIMCO Total Return Sub-Account (a)
BHFTI American Funds(R) Growth Allocation                BHFTI Schroders Global Multi-Asset Sub-Account
   Sub-Account                                           BHFTI SSGA Growth and Income ETF Sub-Account
BHFTI American Funds(R) Growth Sub-Account               BHFTI SSGA Growth ETF Sub-Account
BHFTI American Funds(R) Moderate Allocation              BHFTI T. Rowe Price Large Cap Value Sub-Account (a)
   Sub-Account                                           BHFTI T. Rowe Price Mid Cap Growth Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI TCW Core Fixed Income Sub-Account
BHFTI BlackRock Global Tactical Strategies               BHFTI Victory Sycamore Mid Cap Value Sub-Account
   Sub-Account                                           BHFTI Wells Capital Management Mid Cap Value
BHFTI BlackRock High Yield Sub-Account (a)                 Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account       BHFTII Baillie Gifford International Stock
BHFTI Brighthouse Balanced Plus Sub-Account                Sub-Account (a)
BHFTI Brighthouse Small Cap Value Sub-Account (a)        BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Aberdeen Emerging Markets              BHFTII BlackRock Capital Appreciation
   Equity Sub-Account                                      Sub-Account (a)
BHFTI Brighthouse/Artisan International Sub-Account      BHFTII BlackRock Ultra-Short Term Bond
BHFTI Brighthouse/Eaton Vance Floating Rate Sub-           Sub-Account (a)
   Account                                               BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Franklin Low Duration Total            BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Return Sub-Account                                    BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Brighthouse/Templeton International Bond           BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Sub-Account                                           BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Brighthouse/Wellington Large Cap Research            Sub-Account (a)
   Sub-Account (a)                                       BHFTII Brighthouse/Dimensional International Small
BHFTI Clarion Global Real Estate Sub-Account               Company Sub-Account
BHFTI ClearBridge Aggressive Growth                      BHFTII Brighthouse/Wellington Core Equity
   Sub-Account (a)                                         Opportunities Sub-Account (a)
BHFTI Fidelity Institutional Asset Management(R)         BHFTII Frontier Mid Cap Growth Sub-Account
   Government Income Sub-Account                         BHFTII Jennison Growth Sub-Account (a)
BHFTI Harris Oakmark International Sub-Account (a)       BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI Invesco Balanced-Risk Allocation                   BHFTII Loomis Sayles Small Cap Growth
   Sub-Account                                             Sub-Account
BHFTI Invesco Comstock Sub-Account                       BHFTII MetLife Aggregate Bond Index Sub-Account (a)
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII MetLife Mid Cap Stock Index Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account                     BHFTII MetLife MSCI EAFE(R) Index Sub-Account (a)
BHFTI JPMorgan Global Active Allocation                  BHFTII MetLife Russell 2000(R) Index Sub-Account (a)
   Sub-Account                                           BHFTII MetLife Stock Index Sub-Account (a)
BHFTI JPMorgan Small Cap Value Sub-Account (a)           BHFTII MFS(R) Total Return Sub-Account (a)
BHFTI Loomis Sayles Global Markets Sub-Account           BHFTII MFS(R) Value Sub-Account (a)
BHFTI MetLife Multi-Index Targeted Risk                  BHFTII Neuberger Berman Genesis Sub-Account (a)
   Sub-Account                                           BHFTII T. Rowe Price Large Cap Growth
BHFTI MFS(R) Research International Sub-Account (a)        Sub-Account (a)
BHFTI Morgan Stanley Mid Cap Growth                      BHFTII T. Rowe Price Small Cap Growth
   Sub-Account (a)                                         Sub-Account (a)
BHFTI Oppenheimer Global Equity Sub-Account              BHFTII VanEck Global Natural Resources
                                                           Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTII Western Asset Management Strategic Bond           LMPVET ClearBridge Variable Large Cap Growth
   Opportunities Sub-Account (a)                            Sub-Account
BHFTII Western Asset Management U.S. Government          LMPVET ClearBridge Variable Large Cap Value
   Sub-Account (a)                                          Sub-Account
BlackRock Global Allocation V.I. Sub-Account             LMPVET ClearBridge Variable Small Cap Growth
DWS CROCI(R) International VIP Sub-Account                  Sub-Account (a)
Federated High Income Bond Sub-Account                   LMPVET QS Variable Conservative Growth
Federated Kaufman Sub-Account                               Sub-Account
Fidelity(R) VIP Asset Manager Sub-Account                LMPVET QS Variable Growth Sub-Account
Fidelity(R) VIP Contrafund Sub-Account (a)               LMPVET QS Variable Moderate Growth Sub-Account
Fidelity(R) VIP Equity-Income Sub-Account                LMPVIT Western Asset Variable Global High Yield
Fidelity(R) VIP FundsManager 50% Sub-Account                Bond Sub-Account (a)
Fidelity(R) VIP FundsManager 60% Sub-Account             MFS(R) VIT Investors Trust Sub-Account
Fidelity(R) VIP Government Money Market                  MFS(R) VIT New Discovery Sub-Account
   Sub-Account                                           MFS(R) VIT Research Sub-Account
Fidelity(R) VIP Growth Sub-Account                       Morgan Stanley VIF Global Infrastructure
Fidelity(R) VIP Index 500 Sub-Account                       Sub-Account
Fidelity(R) VIP Mid Cap Sub-Account                      Neuberger Berman Genesis Sub-Account
Fidelity(R) VIP Overseas Sub-Account                     Oppenheimer VA Global Multi-Alternatives
FTVIPT Franklin Income VIP Sub-Account                      Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            Oppenheimer VA Government Money Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          Oppenheimer VA Main Street Small Cap
FTVIPT Templeton Foreign VIP Sub-Account                    Sub-Account (a)
FTVIPT Templeton Global Bond VIP Sub-Account             Oppenheimer VA Main Street Sub-Account
Invesco V.I. American Franchise Sub-Account              PIMCO VIT Commodity RealReturn(R) Strategy
Invesco V.I. Core Equity Sub-Account                        Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           PIMCO VIT Dynamic Bond Sub-Account
Invesco V.I. Growth and Income Sub-Account               PIMCO VIT Emerging Markets Bond Sub-Account
Invesco V.I. International Growth Sub-Account (a)        Pioneer VCT Mid Cap Value Sub-Account
Ivy VIP Asset Strategy Sub-Account                       Pioneer VCT Real Estate Shares Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            T. Rowe Price Government Money Sub-Account
   Sub-Account (a)                                       T. Rowe Price Growth Stock Sub-Account
LMPVET ClearBridge Variable Appreciation                 T. Rowe Price International Stock Sub-Account
   Sub-Account (a)                                       TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Dividend Strategy               Sub-Account
   Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2018:

Janus Henderson Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account
Oppenheimer VA Total Return Bond Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)




3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2018:

BHFTI Allianz Global Investors Dynamic Multi-Asset    BHFTI Schroders Global Multi-Asset II Sub-Account
   Plus Sub-Account
BHFTII MFS(R) Value II Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGES:

Former Name                                            New Name

BHFTI Pyramis Government Income Portfolio              BHFTI Fidelity Institutional Asset Management(R)
                                                         Government Income Portfolio
Deutsche I CROCI(R) International VIP                  DWS CROCI(R) International VIP
PIMCO VIT Unconstrained Bond Portfolio                 PIMCO VIT Dynamic Bond Portfolio

TRUST NAME CHANGE:

Former Name                                               New Name

Deutsche Variable Series I                                Deutsche DWS Variable Series I

MERGERS:

Former Portfolio                                        New Portfolio

BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI JPMorgan Global Active Allocation Portfolio
   Plus Portfolio
BHFTII MFS(R) Value II Portfolio                        BHFTII MFS(R) Value Portfolio
BHFTI Schroders Global Multi-Asset II Portfolio         BHFTI Schroders Global Multi-Asset Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

     Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                  0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                              0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                                0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                                0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                             1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                      1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                                       0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                         0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain Contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.15% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     Alger Small Cap Growth Sub-Account.........................      2,099,884       53,809,538         2,773,261         6,398,878
     American Funds(R) Bond Sub-Account.........................     12,001,777      128,156,615        12,298,261        19,613,291
     American Funds(R) Global Growth Sub-Account................     10,185,771      239,993,154        31,279,930        37,356,847
     American Funds(R) Global Small Capitalization Sub-Account..      4,455,369       90,782,093         7,491,328        17,001,992
     American Funds(R) Growth Sub-Account.......................      9,205,978      556,715,882        80,031,963       157,222,396
     American Funds(R) Growth-Income Sub-Account................      7,775,801      315,800,932        44,962,307        63,211,985
     BHFTI AB Global Dynamic Allocation Sub-Account.............    237,835,773    2,432,091,223        67,554,994       332,416,327
     BHFTI American Funds(R) Balanced Allocation Sub-Account....    313,241,838    2,895,048,856       238,039,293       336,044,767
     BHFTI American Funds(R) Growth Allocation Sub-Account......    189,515,389    1,652,129,842       148,521,520       183,685,848
     BHFTI American Funds(R) Growth Sub-Account.................     73,101,332      686,391,965       142,013,332        79,065,422
     BHFTI American Funds(R) Moderate Allocation Sub-Account....    151,165,920    1,415,129,827       104,415,155       185,487,647
     BHFTI AQR Global Risk Balanced Sub-Account.................    248,180,243    2,539,138,515       213,719,300       263,854,175
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....    465,991,685    4,593,698,714       416,419,519       517,972,314
     BHFTI BlackRock High Yield Sub-Account.....................     31,231,361      247,201,924        32,764,158        23,739,206
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........     43,426,377      473,252,476        35,417,592        74,794,452
     BHFTI Brighthouse Balanced Plus Sub-Account................    697,652,997    7,237,690,477       820,589,818       511,651,969
     BHFTI Brighthouse Small Cap Value Sub-Account..............     14,372,264      205,665,554        17,997,429        37,152,121
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................     37,266,275      360,295,394        32,852,407        39,678,397
     BHFTI Brighthouse/Artisan International Sub-Account........         29,617          286,270            36,360            14,658
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....      7,543,344       77,631,782        20,985,462         6,096,894
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................     14,612,917      143,605,642        12,942,832        22,880,165
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................      3,222,328       36,477,110           739,111         6,158,102
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................      1,052,126       11,783,933         2,308,641         2,008,009
     BHFTI Clarion Global Real Estate Sub-Account...............     20,562,820      235,057,435        16,200,151        29,957,667
     BHFTI ClearBridge Aggressive Growth Sub-Account............     23,191,036      250,743,602        26,923,565        85,773,403
     BHFTI Fidelity Institutional Asset Management(R) Government
       Income Sub-Account.......................................     50,142,000      536,316,883        31,455,726        77,049,260
     BHFTI Harris Oakmark International Sub-Account.............     42,566,745      600,019,012        75,240,207        42,599,697
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........    102,116,637    1,038,823,634        99,180,524        96,689,328
     BHFTI Invesco Comstock Sub-Account.........................     45,091,576      552,908,076        62,351,819       101,076,434
     BHFTI Invesco Small Cap Growth Sub-Account.................     24,029,880      333,161,585        56,162,714        39,053,549
     BHFTI JPMorgan Core Bond Sub-Account.......................     31,300,011      326,153,395        21,240,226        41,431,238
     BHFTI JPMorgan Global Active Allocation Sub-Account........    105,193,550    1,168,607,697       227,182,296        93,065,106
     BHFTI JPMorgan Small Cap Value Sub-Account.................      1,325,991       19,411,217         2,081,237         3,058,840
     BHFTI Loomis Sayles Global Markets Sub-Account.............      8,824,614      113,356,123        18,399,199        17,883,286
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........     77,655,896      910,042,120       103,275,862        55,593,336
     BHFTI MFS(R) Research International Sub-Account............     20,359,272      222,214,756        11,850,745        30,136,858
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account............     12,625,069      160,470,455        52,901,122        56,492,900
     BHFTI Oppenheimer Global Equity Sub-Account................      2,456,619       45,154,829         6,964,993        10,262,456
     BHFTI PanAgora Global Diversified Risk Sub-Account.........     11,760,624      125,319,489        13,386,165        29,779,792
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........     58,855,772      633,904,420        20,101,591        71,613,595
     BHFTI PIMCO Total Return Sub-Account.......................    119,077,837    1,394,007,971        52,104,555       178,039,545
     BHFTI Schroders Global Multi-Asset Sub-Account.............     79,170,472      924,926,136       545,538,061       163,769,574
     BHFTI SSGA Growth and Income ETF Sub-Account...............    102,876,090    1,132,045,759        87,418,170       149,727,046
     BHFTI SSGA Growth ETF Sub-Account..........................     36,450,008      391,179,702        44,500,704        70,767,836
     BHFTI T. Rowe Price Large Cap Value Sub-Account............     22,323,025      632,858,773        91,970,309        95,172,388
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............     45,812,268      423,625,459        73,214,924        72,546,464
     BHFTI TCW Core Fixed Income Sub-Account....................         30,725          311,313            33,787            68,430
     BHFTI Victory Sycamore Mid Cap Value Sub-Account...........     13,308,598      224,870,656        47,775,132        46,414,883
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account..............................................     11,232,887      142,651,179        27,809,011        19,327,661
     BHFTII Baillie Gifford International Stock Sub-Account.....     18,099,225      174,619,336        15,323,551        26,755,128

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     BHFTII BlackRock Bond Income Sub-Account...................        733,236        77,509,782        12,425,801        7,824,288
     BHFTII BlackRock Capital Appreciation Sub-Account..........        695,927        26,027,663        17,093,461        3,533,919
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account.........      2,867,510       287,561,795        75,428,368       80,559,693
     BHFTII Brighthouse Asset Allocation 20 Sub-Account.........     10,212,384       110,296,916        34,667,915       27,383,260
     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........    288,245,708     3,449,920,230       176,342,841      545,195,005
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........    481,668,350     6,081,500,098       338,040,369      812,779,386
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........    397,470,728     5,469,642,171       332,637,839      686,461,188
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......        755,469       163,690,542        12,807,386       30,662,250
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................      5,265,249        73,201,696        17,310,089       10,390,664
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................     23,136,001       667,465,653        63,600,146      154,250,501
     BHFTII Frontier Mid Cap Growth Sub-Account.................      2,042,584        62,155,306        10,827,259       12,653,260
     BHFTII Jennison Growth Sub-Account.........................     31,855,337       416,058,326        91,794,415       72,858,169
     BHFTII Loomis Sayles Small Cap Core Sub-Account............         55,231        13,295,161         2,184,110        1,433,529
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........         24,543           328,691           108,554          110,921
     BHFTII MetLife Aggregate Bond Index Sub-Account............     28,608,980       309,044,744        31,917,782       40,772,978
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............      8,543,986       137,829,775        25,160,089       22,280,571
     BHFTII MetLife MSCI EAFE(R) Index Sub-Account..............      8,792,996       106,694,662        13,455,479       11,076,660
     BHFTII MetLife Russell 2000(R) Index Sub-Account...........      7,610,949       127,820,331        28,164,354       17,784,952
     BHFTII MetLife Stock Index Sub-Account.....................     12,323,592       455,409,632        86,896,740       91,106,586
     BHFTII MFS(R) Total Return Sub-Account.....................        236,137        35,816,704         4,261,884        5,728,062
     BHFTII MFS(R) Value Sub-Account............................     18,087,716       269,711,749        37,745,472       42,099,199
     BHFTII Neuberger Berman Genesis Sub-Account................      6,001,858        94,879,216        18,086,525       21,323,147
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........     12,828,897       278,903,287        83,932,661       29,657,317
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........        601,858        11,575,939         2,512,964        2,457,553
     BHFTII VanEck Global Natural Resources Sub-Account.........      7,868,281        91,338,871         7,791,568       13,062,284
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................     74,207,375       963,903,380        76,603,075      111,606,223
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................     19,844,204       236,869,159        17,678,048       31,521,105
     BlackRock Global Allocation V.I. Sub-Account...............        539,311         7,605,909         5,311,526          481,217
     DWS CROCI(R) International VIP Sub-Account.................      1,542,497        14,229,425           298,313        1,371,659
     Federated High Income Bond Sub-Account.....................            317             2,174               158               23
     Federated Kaufman Sub-Account..............................          3,249            48,485             4,455            1,033
     Fidelity(R) VIP Asset Manager Sub-Account..................      4,333,065        65,959,547         3,557,472        9,869,469
     Fidelity(R) VIP Contrafund Sub-Account.....................     16,195,281       450,379,893        65,344,578       84,253,876
     Fidelity(R) VIP Equity-Income Sub-Account..................        191,706         4,249,144           321,712          714,781
     Fidelity(R) VIP FundsManager 50% Sub-Account...............    324,996,837     3,848,436,857       398,239,175      700,844,647
     Fidelity(R) VIP FundsManager 60% Sub-Account...............    210,052,654     2,136,302,174       337,025,492      489,472,045
     Fidelity(R) VIP Government Money Market Sub-Account........     17,486,564        17,486,564         2,145,464        2,261,068
     Fidelity(R) VIP Growth Sub-Account.........................      2,538,439       114,759,830        26,253,937       18,610,493
     Fidelity(R) VIP Index 500 Sub-Account......................        221,433        30,670,478         1,477,802        7,818,810
     Fidelity(R) VIP Mid Cap Sub-Account........................     11,523,707       348,138,122        42,276,842       53,994,791
     Fidelity(R) VIP Overseas Sub-Account.......................        188,655         3,498,417           178,766          415,357
     FTVIPT Franklin Income VIP Sub-Account.....................     14,828,519       223,751,898        12,712,953       32,062,342
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............      6,088,702       109,776,623         8,283,664       17,826,968
     FTVIPT Franklin Small Cap Value VIP Sub-Account............      7,126,390       121,588,171        21,086,018       13,384,231
     FTVIPT Templeton Foreign VIP Sub-Account...................      4,619,213        68,040,592         5,925,202        5,375,290
     FTVIPT Templeton Global Bond VIP Sub-Account...............     11,684,133       212,953,197         4,564,227       19,486,928
     Invesco V.I. American Franchise Sub-Account................             39             2,234               988           12,763
     Invesco V.I. Core Equity Sub-Account.......................          3,560           104,659            27,246           26,520
     Invesco V.I. Equity and Income Sub-Account.................     34,971,046       523,357,855        44,401,971       62,788,972
     Invesco V.I. Growth and Income Sub-Account.................             54             1,027               146               32
     Invesco V.I. International Growth Sub-Account..............      6,684,031       187,089,194        11,280,063       17,747,593
     Ivy VIP Asset Strategy Sub-Account.........................         32,485           296,186            23,539           55,080

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    -------------     --------------  --------------
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................     11,887,662      250,963,646        37,092,073       38,654,999
     LMPVET ClearBridge Variable Appreciation Sub-Account.......     10,115,331      289,023,207        38,663,423       68,901,913
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account..............................................     11,034,697      138,735,315        19,434,908       24,886,198
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................         92,897        1,808,288           161,809        1,225,787
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....        330,300        5,919,979           932,244          949,530
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................      4,382,598       85,501,089        19,399,533       22,093,404
     LMPVET QS Variable Conservative Growth Sub-Account.........      2,497,737       32,525,644         2,318,432        5,938,464
     LMPVET QS Variable Growth Sub-Account......................      5,894,926       76,015,222         7,426,870       12,151,292
     LMPVET QS Variable Moderate Growth Sub-Account.............         45,009          545,766            45,601          223,459
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................     12,061,377       94,494,017        10,445,987       10,028,127
     MFS(R) VIT Investors Trust Sub-Account.....................             98            2,092               147            3,276
     MFS(R) VIT New Discovery Sub-Account.......................            455            8,363             5,376            2,651
     MFS(R) VIT Research Sub-Account............................            773           17,358             7,349            5,735
     Morgan Stanley VIF Global Infrastructure Sub-Account.......         68,362          531,558            61,248           69,880
     Neuberger Berman Genesis Sub-Account.......................            106            4,472               554               55
     Oppenheimer VA Global Multi-Alternatives Sub-Account.......         24,166          239,963            17,818           23,063
     Oppenheimer VA Government Money Sub-Account................          3,075            3,075                41              189
     Oppenheimer VA Main Street Small Cap Sub-Account...........      4,428,454       84,048,111        15,248,994       19,613,084
     Oppenheimer VA Main Street Sub-Account.....................            485           11,561            11,142           89,016
     PIMCO VIT CommodityRealReturn(R) Strategy Sub-Account......         62,620          481,826            26,141           42,638
     PIMCO VIT Dynamic Bond Sub-Account.........................         52,844          539,899           103,685          110,597
     PIMCO VIT Emerging Markets Bond Sub-Account................         68,863          866,931           110,586          122,885
     Pioneer VCT Mid Cap Value Sub-Account......................      3,312,769       60,826,080         6,827,629        7,327,327
     Pioneer VCT Real Estate Shares Sub-Account.................         16,783          263,417            51,314           37,382
     T. Rowe Price Government Money Sub-Account.................        179,949          179,949            52,152          261,584
     T. Rowe Price Growth Stock Sub-Account.....................        126,076        5,520,481           796,251          967,861
     T. Rowe Price International Stock Sub-Account..............         29,742          441,961            48,279           18,313
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account..............................................          6,683          178,934            48,597            8,677

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                       ALGER SMALL CAP GROWTH            AMERICAN FUNDS(R) BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2018             2017             2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        2,933,840       3,200,478        7,338,385        7,293,353
Units issued and transferred
   from other funding options....          369,515          73,929        1,380,319        1,163,765
Units redeemed and transferred to
   other funding options.........        (615,303)       (340,567)      (1,513,987)      (1,118,733)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        2,688,052       2,933,840        7,204,717        7,338,385
                                   ===============  ==============  ===============  ===============


                                                                            AMERICAN FUNDS(R)
                                   AMERICAN FUNDS(R) GLOBAL GROWTH     GLOBAL SMALL CAPITALIZATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2018             2017             2018             2017
                                   --------------  ---------------   ---------------  --------------

Units beginning of year..........       6,214,664        6,980,723         2,697,437       2,939,876
Units issued and transferred
   from other funding options....         793,900          473,951           211,151         155,730
Units redeemed and transferred to
   other funding options.........       (989,409)      (1,240,010)         (451,217)       (398,169)
                                   --------------  ---------------   ---------------  --------------
Units end of year................       6,019,155        6,214,664         2,457,371       2,697,437
                                   ==============  ===============   ===============  ==============



                                      AMERICAN FUNDS(R) GROWTH       AMERICAN FUNDS(R) GROWTH-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        2,352,201        2,741,584       2,282,271        2,163,637
Units issued and transferred
   from other funding options....           35,932           49,296         695,804          421,891
Units redeemed and transferred to
   other funding options.........        (435,942)        (438,679)       (353,652)        (303,257)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        1,952,191        2,352,201       2,624,423        2,282,271
                                   ===============  ===============  ==============  ===============

                                              BHFTI AB                  BHFTI AMERICAN FUNDS(R)          BHFTI AMERICAN FUNDS(R)
                                      GLOBAL DYNAMIC ALLOCATION           BALANCED ALLOCATION               GROWTH ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018             2017            2018             2017            2018             2017
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........     234,041,870      252,960,506      220,323,596     234,371,003      122,012,392     128,517,470
Units issued and transferred
   from other funding options....       5,033,116        7,309,600       13,046,913      12,732,269        7,871,252       9,046,966
Units redeemed and transferred to
   other funding options.........    (26,203,665)     (26,228,236)     (30,291,201)    (26,779,676)     (16,392,653)    (15,552,044)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................     212,871,321      234,041,870      203,079,308     220,323,596      113,490,991     122,012,392
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                                BHFTI                   BHFTI AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) GROWTH            MODERATE ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2018            2017             2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       73,869,010      77,428,972      111,929,949      121,315,385
Units issued and transferred
   from other funding options....       14,488,104      10,380,251        4,434,950        4,847,161
Units redeemed and transferred to
   other funding options.........     (15,679,809)    (13,940,213)     (15,339,293)     (14,232,597)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       72,677,305      73,869,010      101,025,606      111,929,949
                                   ===============  ==============  ===============  ===============


                                              BHFTI AQR
                                        GLOBAL RISK BALANCED
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........     202,498,724      221,364,216
Units issued and transferred
   from other funding options....       3,567,226        8,275,088
Units redeemed and transferred to
   other funding options.........    (23,999,372)     (27,140,580)
                                   --------------  ---------------
Units end of year................     182,066,578      202,498,724
                                   ==============  ===============

                                           BHFTI BLACKROCK
                                     GLOBAL TACTICAL STRATEGIES       BHFTI BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  --------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........     388,316,355     421,174,334        8,401,774        8,860,074
Units issued and transferred
   from other funding options....       6,393,453      10,727,762        1,892,652          913,219
Units redeemed and transferred to
   other funding options.........    (40,953,715)    (43,585,741)      (1,936,985)      (1,371,519)
                                   --------------  --------------  ---------------  ---------------
Units end of year................     353,756,093     388,316,355        8,357,441        8,401,774
                                   ==============  ==============  ===============  ===============


                                                 BHFTI                             BHFTI
                                   BRIGHTHOUSE ASSET ALLOCATION 100      BRIGHTHOUSE BALANCED PLUS
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       30,589,042       33,538,308       528,210,748      536,906,397
Units issued and transferred
   from other funding options....        1,603,629          978,836        29,410,004       43,732,562
Units redeemed and transferred to
   other funding options.........      (4,428,439)      (3,928,102)      (54,453,717)     (52,428,211)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................       27,764,232       30,589,042       503,167,035      528,210,748
                                   ===============  ===============   ===============  ===============


                                                BHFTI                 BHFTI BRIGHTHOUSE/ABERDEEN
                                     BRIGHTHOUSE SMALL CAP VALUE        EMERGING MARKETS EQUITY
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        8,335,979       9,362,462      35,923,134       39,351,974
Units issued and transferred
   from other funding options....          543,727         946,259       6,165,444        3,778,220
Units redeemed and transferred to
   other funding options.........      (1,513,806)     (1,972,742)     (7,035,636)      (7,207,060)
                                   ---------------  --------------  --------------  ---------------
Units end of year................        7,365,900       8,335,979      35,052,942       35,923,134
                                   ===============  ==============  ==============  ===============

                                         BHFTI BRIGHTHOUSE/                 BHFTI BRIGHTHOUSE/
                                        ARTISAN INTERNATIONAL            EATON VANCE FLOATING RATE
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           28,148           27,485        5,324,129        5,632,610
Units issued and transferred
   from other funding options....            3,009            4,289        2,521,694        1,227,758
Units redeemed and transferred to
   other funding options.........          (1,116)          (3,626)      (1,419,193)      (1,536,239)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           30,041           28,148        6,426,630        5,324,129
                                   ===============  ===============  ===============  ===============


                                      BHFTI BRIGHTHOUSE/FRANKLIN        BHFTI BRIGHTHOUSE/TEMPLETON
                                       LOW DURATION TOTAL RETURN            INTERNATIONAL BOND
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       15,198,406       14,680,889        3,032,605        3,153,303
Units issued and transferred
   from other funding options....        2,636,228        3,497,683          221,615          313,147
Units redeemed and transferred to
   other funding options.........      (3,686,719)      (2,980,166)        (616,607)        (433,845)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       14,147,915       15,198,406        2,637,613        3,032,605
                                   ===============  ===============  ===============  ===============


                                     BHFTI BRIGHTHOUSE/WELLINGTON                  BHFTI
                                          LARGE CAP RESEARCH            CLARION GLOBAL REAL ESTATE
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          825,196          931,137       13,335,708       14,214,001
Units issued and transferred
   from other funding options....           22,090           28,514        1,017,953        1,423,759
Units redeemed and transferred to
   other funding options.........         (92,571)        (134,455)      (2,287,956)      (2,302,052)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          754,715          825,196       12,065,705       13,335,708
                                   ===============  ===============  ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                            BHFTI FIDELITY
                                                BHFTI              INSTITUTIONAL ASSET MANAGEMENT(R)
                                    CLEARBRIDGE AGGRESSIVE GROWTH          GOVERNMENT INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  ----------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........      27,853,512      31,716,282       52,602,412       59,975,014
Units issued and transferred
   from other funding options....       1,653,771       2,581,853        6,041,394        5,408,710
Units redeemed and transferred to
   other funding options.........     (5,923,623)     (6,444,623)     (11,033,150)     (12,781,312)
                                   --------------  --------------  ---------------  ---------------
Units end of year................      23,583,660      27,853,512       47,610,656       52,602,412
                                   ==============  ==============  ===============  ===============



                                                 BHFTI                             BHFTI
                                     HARRIS OAKMARK INTERNATIONAL    INVESCO BALANCED-RISK ALLOCATION
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                         2018            2017              2018             2017
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       20,719,834       23,007,569       827,358,429      818,076,929
Units issued and transferred
   from other funding options....        3,890,204        2,373,311        50,321,588      139,994,207
Units redeemed and transferred to
   other funding options.........      (3,557,889)      (4,661,046)     (112,416,156)    (130,712,707)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................       21,052,149       20,719,834       765,263,861      827,358,429
                                   ===============  ===============   ===============  ===============



                                                                                 BHFTI
                                       BHFTI INVESCO COMSTOCK          INVESCO SMALL CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       32,917,318      36,743,760       9,589,654       10,669,549
Units issued and transferred
   from other funding options....        2,261,945       2,531,336       1,573,020        1,042,101
Units redeemed and transferred to
   other funding options.........      (5,754,183)     (6,357,778)     (2,144,164)      (2,121,996)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       29,425,080      32,917,318       9,018,510        9,589,654
                                   ===============  ==============  ==============  ===============

                                                                           BHFTI JPMORGAN                        BHFTI
                                      BHFTI JPMORGAN CORE BOND        GLOBAL ACTIVE ALLOCATION         JPMORGAN SMALL CAP VALUE
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2018            2017            2018             2017             2018            2017
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      30,860,383      31,064,359      828,047,798     848,098,850        1,032,660       1,141,302
Units issued and transferred
   from other funding options....       4,176,590       5,230,640      154,818,543      96,824,848           55,857          66,964
Units redeemed and transferred to
   other funding options.........     (6,427,690)     (5,434,616)    (112,860,400)   (116,875,900)        (148,326)       (175,606)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      28,609,283      30,860,383      870,005,941     828,047,798          940,191       1,032,660
                                   ==============  ==============  ===============  ==============  ===============  ==============


                                                BHFTI                         BHFTI METLIFE
                                    LOOMIS SAYLES GLOBAL MARKETS        MULTI-INDEX TARGETED RISK
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018            2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        7,449,959        8,505,955     602,325,151      583,908,748
Units issued and transferred
   from other funding options....          818,562          510,413      61,553,063       86,847,499
Units redeemed and transferred to
   other funding options.........      (1,261,590)      (1,566,409)    (69,508,866)     (68,431,096)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        7,006,931        7,449,959     594,369,348      602,325,151
                                   ===============  ===============  ==============  ===============


                                            BHFTI MFS(R)
                                       RESEARCH INTERNATIONAL
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........      14,986,140       16,956,442
Units issued and transferred
   from other funding options....       1,408,933        1,073,153
Units redeemed and transferred to
   other funding options.........     (2,462,703)      (3,043,455)
                                   --------------  ---------------
Units end of year................      13,932,370       14,986,140
                                   ==============  ===============

                                        BHFTI MORGAN STANLEY                     BHFTI                       BHFTI PANAGORA
                                           MID CAP GROWTH              OPPENHEIMER GLOBAL EQUITY         GLOBAL DIVERSIFIED RISK
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018            2017             2018            2017             2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      11,326,489       12,770,536       1,939,475        2,333,207     128,771,774      95,787,147
Units issued and transferred
   from other funding options....       1,047,701          831,232          88,496           44,666       9,716,981      68,660,741
Units redeemed and transferred to
   other funding options.........     (2,925,257)      (2,275,279)       (336,504)        (438,398)    (31,833,264)    (35,676,114)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       9,448,933       11,326,489       1,691,467        1,939,475     106,655,491     128,771,774
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                             BHFTI PIMCO                                                     BHFTI SCHRODERS
                                      INFLATION PROTECTED BOND         BHFTI PIMCO TOTAL RETURN            GLOBAL MULTI-ASSET
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2018            2017             2018            2017            2018             2017
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       43,727,125      43,749,123       83,642,926      84,045,933      442,077,911     459,001,172
Units issued and transferred
   from other funding options....        4,374,269       6,838,374        9,505,039      11,101,098      375,830,386      42,041,385
Units redeemed and transferred to
   other funding options.........      (8,021,022)     (6,860,372)     (16,607,856)    (11,504,105)    (138,467,950)    (58,964,646)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       40,080,372      43,727,125       76,540,109      83,642,926      679,440,347     442,077,911
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                               BHFTI SSGA                                                        BHFTI
                                          GROWTH AND INCOME ETF           BHFTI SSGA GROWTH ETF      T. ROWE PRICE LARGE CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2018            2017            2018            2017            2018            2017
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      78,213,763      85,949,744      28,040,270      30,512,706      10,083,649      11,082,070
Units issued and transferred
   from other funding options......       2,423,048       3,342,742       1,630,444       1,656,294         836,376         694,387
Units redeemed and transferred to
   other funding options...........     (9,971,440)    (11,078,723)     (4,766,328)     (4,128,730)     (1,846,432)     (1,692,808)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      70,665,371      78,213,763      24,904,386      28,040,270       9,073,593      10,083,649
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                                  BHFTI                                                       BHFTI VICTORY
                                      T. ROWE PRICE MID CAP GROWTH     BHFTI TCW CORE FIXED INCOME       SYCAMORE MID CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2018            2017            2018             2017            2018            2017
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............      22,282,585      25,320,043          34,566           29,430       6,509,324       7,068,224
Units issued and transferred
   from other funding options......       1,999,060       1,816,483           2,856            7,916         421,989         777,950
Units redeemed and transferred to
   other funding options...........     (4,619,517)     (4,853,941)         (6,703)          (2,780)     (1,403,414)     (1,336,850)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................      19,662,128      22,282,585          30,719           34,566       5,527,899       6,509,324
                                     ==============  ==============  ==============  ===============  ==============  ==============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                         BHFTI WELLS CAPITAL                 BHFTII BAILLIE
                                      MANAGEMENT MID CAP VALUE         GIFFORD INTERNATIONAL STOCK
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        5,092,444        5,715,456      19,385,638       22,804,816
Units issued and transferred
   from other funding options....          874,015          464,666       3,089,235        1,193,108
Units redeemed and transferred to
   other funding options.........        (935,449)      (1,087,678)     (3,846,053)      (4,612,286)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        5,031,010        5,092,444      18,628,820       19,385,638
                                   ===============  ===============  ==============  ===============


                                                                            BHFTII BLACKROCK
                                    BHFTII BLACKROCK BOND INCOME          CAPITAL APPRECIATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        1,210,717        1,269,349         510,906          584,767
Units issued and transferred
   from other funding options....          269,116          185,324      12,277,614           31,373
Units redeemed and transferred to
   other funding options.........        (217,112)        (243,956)       (653,219)        (105,234)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        1,262,721        1,210,717      12,135,301          510,906
                                   ===============  ===============  ==============  ===============


                                          BHFTII BLACKROCK                       BHFTII
                                        ULTRA-SHORT TERM BOND        BRIGHTHOUSE ASSET ALLOCATION 20
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  ---------------------------------
                                        2018             2017             2018             2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       28,762,874      33,915,071        6,959,208        7,192,154
Units issued and transferred
   from other funding options....       14,146,935       9,070,046        2,773,172        2,264,541
Units redeemed and transferred to
   other funding options.........     (13,995,141)    (14,222,243)      (2,389,847)      (2,497,487)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       28,914,668      28,762,874        7,342,533        6,959,208
                                   ===============  ==============  ===============  ===============

                                               BHFTII                            BHFTII
                                   BRIGHTHOUSE ASSET ALLOCATION 40   BRIGHTHOUSE ASSET ALLOCATION 60
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      233,277,672      266,351,270      369,390,513      407,551,536
Units issued and transferred
   from other funding options....        3,319,688        4,120,087        6,602,677        8,130,613
Units redeemed and transferred to
   other funding options.........     (33,690,658)     (37,193,685)     (46,925,815)     (46,291,636)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      202,906,702      233,277,672      329,067,375      369,390,513
                                   ===============  ===============  ===============  ===============


                                               BHFTII                  BHFTII BRIGHTHOUSE/ARTISAN
                                   BRIGHTHOUSE ASSET ALLOCATION 80            MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      320,858,282      353,810,551        7,979,852        9,275,939
Units issued and transferred
   from other funding options....        6,439,520        6,230,447          416,969          755,020
Units redeemed and transferred to
   other funding options.........     (38,060,221)     (39,182,716)      (1,424,014)      (2,051,107)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      289,237,581      320,858,282        6,972,807        7,979,852
                                   ===============  ===============  ===============  ===============


                                   BHFTII BRIGHTHOUSE/DIMENSIONAL     BHFTII BRIGHTHOUSE/WELLINGTON
                                     INTERNATIONAL SMALL COMPANY        CORE EQUITY OPPORTUNITIES
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,741,436        2,814,983       26,398,229       29,665,645
Units issued and transferred
   from other funding options....          777,861          532,375          774,169        1,185,952
Units redeemed and transferred to
   other funding options.........        (717,351)        (605,922)      (5,082,966)      (4,453,368)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,801,946        2,741,436       22,089,432       26,398,229
                                   ===============  ===============  ===============  ===============

                                                 BHFTII
                                         FRONTIER MID CAP GROWTH          BHFTII JENNISON GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                           2018            2017            2018             2017
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............        2,948,860       3,317,626      18,321,429       21,756,762
Units issued and transferred
   from other funding options......          254,869         298,509       3,165,531        1,341,781
Units redeemed and transferred to
   other funding options...........        (610,762)       (667,275)     (4,854,157)      (4,777,114)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................        2,592,967       2,948,860      16,632,803       18,321,429
                                     ===============  ==============  ==============  ===============


                                                 BHFTII                          BHFTII
                                      LOOMIS SAYLES SMALL CAP CORE   LOOMIS SAYLES SMALL CAP GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2018            2017             2018            2017
                                     --------------  --------------  ---------------  --------------

Units beginning of year............         215,634         241,747           14,487          15,428
Units issued and transferred
   from other funding options......          15,540          31,506            2,463             605
Units redeemed and transferred to
   other funding options...........        (22,817)        (57,619)          (4,061)         (1,546)
                                     --------------  --------------  ---------------  --------------
Units end of year..................         208,357         215,634           12,889          14,487
                                     ==============  ==============  ===============  ==============


                                                 BHFTII                           BHFTII
                                      METLIFE AGGREGATE BOND INDEX      METLIFE MID CAP STOCK INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2018             2017            2018            2017
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      21,705,738       21,606,441       5,121,934       5,338,539
Units issued and transferred
   from other funding options......       4,011,610        4,669,594         772,111         858,977
Units redeemed and transferred to
   other funding options...........     (5,200,497)      (4,570,297)     (1,086,869)     (1,075,582)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      20,516,851       21,705,738       4,807,176       5,121,934
                                     ==============  ===============  ==============  ==============

                                               BHFTII                           BHFTII
                                     METLIFE MSCI EAFE(R) INDEX      METLIFE RUSSELL 2000(R) INDEX     BHFTII METLIFE STOCK INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2018            2017             2018            2017            2018             2017
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........        8,636,458       9,185,190        4,832,284       5,131,926       22,657,750      25,218,819
Units issued and transferred
   from other funding options....        1,471,651       1,063,255        1,071,304         858,761        3,884,794       2,587,348
Units redeemed and transferred to
   other funding options.........      (1,469,703)     (1,611,987)      (1,076,518)     (1,158,403)      (5,191,822)     (5,148,417)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................        8,638,406       8,636,458        4,827,070       4,832,284       21,350,722      22,657,750
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                                                                                                 BHFTII
                                     BHFTII MFS(R) TOTAL RETURN           BHFTII MFS(R) VALUE           NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018             2017            2018            2017             2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........         607,860          645,393      10,064,425       11,015,597       4,920,073       5,470,799
Units issued and transferred
   from other funding options....          32,811           61,042       1,313,891        1,035,297         320,327         347,072
Units redeemed and transferred to
   other funding options.........        (93,043)         (98,575)     (2,032,971)      (1,986,469)       (927,239)       (897,798)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................         547,628          607,860       9,345,345       10,064,425       4,313,161       4,920,073
                                   ==============  ===============  ==============  ===============  ==============  ==============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                                BHFTII                           BHFTII
                                    T. ROWE PRICE LARGE CAP GROWTH   T. ROWE PRICE SMALL CAP GROWTH
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017            2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       16,507,642       17,003,069          336,378          373,919
Units issued and transferred
   from other funding options....        4,597,720        3,782,782           51,229           46,589
Units redeemed and transferred to
   other funding options.........      (4,271,559)      (4,278,209)         (74,915)         (84,130)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       16,833,803       16,507,642          312,692          336,378
                                   ===============  ===============  ===============  ===============


                                                                                BHFTII
                                            BHFTII VANECK              WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2018             2017            2018             2017
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       7,083,667        6,924,892       31,331,458       32,852,094
Units issued and transferred
   from other funding options....       1,309,071        2,048,769        3,488,138        2,776,153
Units redeemed and transferred to
   other funding options.........     (1,507,846)      (1,889,994)      (5,729,929)      (4,296,789)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       6,884,892        7,083,667       29,089,667       31,331,458
                                   ==============  ===============  ===============  ===============



                                        BHFTII WESTERN ASSET
                                     MANAGEMENT U.S. GOVERNMENT     BLACKROCK GLOBAL ALLOCATION V.I.
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  ---------------------------------
                                        2018             2017             2018             2017
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      13,730,177       14,126,610          128,262          123,935
Units issued and transferred
   from other funding options....       2,157,907        1,972,768          235,612           10,374
Units redeemed and transferred to
   other funding options.........     (3,023,965)      (2,369,201)         (36,295)          (6,047)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      12,864,119       13,730,177          327,579          128,262
                                   ==============  ===============  ===============  ===============

                                            DWS CROCI(R)
                                          INTERNATIONAL VIP           FEDERATED HIGH INCOME BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        1,302,718       1,416,905             168            2,435
Units issued and transferred
   from other funding options....           59,066          53,127             336               --
Units redeemed and transferred to
   other funding options.........        (172,657)       (167,314)           (336)          (2,267)
                                   ---------------  --------------  --------------  ---------------
Units end of year................        1,189,127       1,302,718             168              168
                                   ===============  ==============  ==============  ===============



                                           FEDERATED KAUFMAN           FIDELITY(R) VIP ASSET MANAGER
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018            2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            5,219            5,331        4,080,387        4,493,375
Units issued and transferred
   from other funding options....            5,211               --          384,874           84,551
Units redeemed and transferred to
   other funding options.........          (5,219)            (112)        (880,992)        (497,539)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            5,211            5,219        3,584,269        4,080,387
                                   ===============  ===============  ===============  ===============



                                     FIDELITY(R) VIP CONTRAFUND       FIDELITY(R) VIP EQUITY-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       20,143,633       21,259,478          216,963          230,181
Units issued and transferred
   from other funding options....        2,042,711        1,502,897          197,453              807
Units redeemed and transferred to
   other funding options.........      (3,702,897)      (2,618,742)        (226,094)         (14,025)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       18,483,447       20,143,633          188,322          216,963
                                   ===============  ===============  ===============  ===============


                                   FIDELITY(R) VIP FUNDSMANAGER 50%   FIDELITY(R) VIP FUNDSMANAGER 60%
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2018             2017              2018             2017
                                    ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       316,884,820      339,562,460       191,801,626      250,989,708
Units issued and transferred
   from other funding options....           472,401          391,910           433,342          717,060
Units redeemed and transferred to
   other funding options.........      (42,185,189)     (23,069,550)      (30,798,521)     (59,905,142)
                                    ---------------  ---------------   ---------------  ---------------
Units end of year................       275,172,032      316,884,820       161,436,447      191,801,626
                                    ===============  ===============   ===============  ===============


                                           FIDELITY(R) VIP
                                       GOVERNMENT MONEY MARKET          FIDELITY(R) VIP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  --------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........       2,578,960       2,758,925        5,678,425        6,179,280
Units issued and transferred
   from other funding options....         581,291         388,054          886,033          111,870
Units redeemed and transferred to
   other funding options.........       (605,837)       (568,019)      (1,348,237)        (612,725)
                                   --------------  --------------  ---------------  ---------------
Units end of year................       2,554,414       2,578,960        5,216,221        5,678,425
                                   ==============  ==============  ===============  ===============



                                       FIDELITY(R) VIP INDEX 500          FIDELITY(R) VIP MID CAP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,974,819        2,222,100        5,822,703        6,382,115
Units issued and transferred
   from other funding options....            4,366            6,441          356,491          283,381
Units redeemed and transferred to
   other funding options.........        (205,993)        (253,722)        (923,325)        (842,793)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,773,192        1,974,819        5,255,869        5,822,703
                                   ===============  ===============  ===============  ===============

                                                                                                                 FTVIPT
                                      FIDELITY(R) VIP OVERSEAS        FTVIPT FRANKLIN INCOME VIP       FRANKLIN MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018            2017             2018             2017            2018             2017
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         307,530          333,151       3,717,519        4,031,843       3,858,849        4,164,982
Units issued and transferred
   from other funding options....         325,096           10,042         219,389          214,167         197,548          244,343
Units redeemed and transferred to
   other funding options.........       (341,807)         (35,663)       (613,479)        (528,491)       (638,396)        (550,476)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         290,819          307,530       3,323,429        3,717,519       3,418,001        3,858,849
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                               FTVIPT                                                            FTVIPT
                                    FRANKLIN SMALL CAP VALUE VIP     FTVIPT TEMPLETON FOREIGN VIP       TEMPLETON GLOBAL BOND VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018            2017             2018             2017            2018             2017
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       7,335,249        7,878,700       1,993,298        2,245,781      10,914,647       11,303,555
Units issued and transferred
   from other funding options....         448,461          707,589         256,457           84,038       1,242,122          980,861
Units redeemed and transferred to
   other funding options.........     (1,093,638)      (1,251,040)       (257,025)        (336,521)     (1,863,137)      (1,369,769)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       6,690,072        7,335,249       1,992,730        1,993,298      10,293,632       10,914,647
                                   ==============  ===============  ==============  ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                    INVESCO V.I. AMERICAN FRANCHISE       INVESCO V.I. CORE EQUITY
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                         2018            2017              2018              2017
                                   ---------------  ---------------  ----------------  ----------------

Units beginning of year..........            1,440            1,514            17,258            25,350
Units issued and transferred
   from other funding options....            2,812               --            34,057                13
Units redeemed and transferred to
   other funding options.........          (4,025)             (74)          (34,961)           (8,105)
                                   ---------------  ---------------  ----------------  ----------------
Units end of year................              227            1,440            16,354            17,258
                                   ===============  ===============  ================  ================


                                    INVESCO V.I. EQUITY AND INCOME      INVESCO V.I. GROWTH AND INCOME
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  ---------------------------------
                                         2018              2017             2018              2017
                                   ----------------  ----------------  ---------------  ----------------

Units beginning of year..........        25,769,702        27,024,285               84                87
Units issued and transferred
   from other funding options....         1,947,016         1,983,344              168                 3
Units redeemed and transferred to
   other funding options.........       (3,860,887)       (3,237,927)            (169)               (6)
                                   ----------------  ----------------  ---------------  ----------------
Units end of year................        23,855,831        25,769,702               83                84
                                   ================  ================  ===============  ================


                                   INVESCO V.I. INTERNATIONAL GROWTH        IVY VIP ASSET STRATEGY
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  --------------------------------
                                         2018              2017              2018            2017
                                   ----------------  ----------------  ---------------  ---------------

Units beginning of year..........         7,575,169         8,293,250           19,310           15,823
Units issued and transferred
   from other funding options....           876,815           425,507              444            8,125
Units redeemed and transferred to
   other funding options.........       (1,139,762)       (1,143,588)          (3,163)          (4,638)
                                   ----------------  ----------------  ---------------  ---------------
Units end of year................         7,312,222         7,575,169           16,591           19,310
                                   ================  ================  ===============  ===============

                                         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                     VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION         VARIABLE DIVIDEND STRATEGY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018             2017            2018             2017            2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      10,637,575       10,932,298       7,854,907        7,615,066       8,474,807       8,906,934
Units issued and transferred
   from other funding options....       1,238,938        1,147,678       1,509,071        1,105,973         702,784         680,091
Units redeemed and transferred to
   other funding options.........     (1,569,651)      (1,442,401)     (1,249,108)        (866,132)     (1,382,511)     (1,112,218)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................      10,306,862       10,637,575       8,114,870        7,854,907       7,795,080       8,474,807
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                         LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP GROWTH       VARIABLE LARGE CAP VALUE         VARIABLE SMALL CAP GROWTH
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2018            2017            2018             2017            2018             2017
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........         101,448         121,433          248,434         342,723        3,504,028       3,770,232
Units issued and transferred
   from other funding options....           4,206          11,652           19,346          27,563          592,622         323,916
Units redeemed and transferred to
   other funding options.........        (35,968)        (31,637)         (34,917)       (121,852)        (779,645)       (590,120)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................          69,686         101,448          232,863         248,434        3,317,005       3,504,028
                                   ==============  ==============  ===============  ==============  ===============  ==============

                                         LMPVET QS VARIABLE                                                   LMPVET
                                         CONSERVATIVE GROWTH         LMPVET QS VARIABLE GROWTH      QS VARIABLE MODERATE GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2018            2017            2018            2017            2018            2017
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       1,529,846       1,657,879       3,596,291       3,963,257          34,884          45,938
Units issued and transferred
   from other funding options....          45,265          55,440          69,629          68,248             230           2,326
Units redeemed and transferred to
   other funding options.........       (237,742)       (183,473)       (479,417)       (435,214)         (9,373)        (13,380)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       1,337,369       1,529,846       3,186,503       3,596,291          25,741          34,884
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                        LMPVIT WESTERN ASSET
                                   VARIABLE GLOBAL HIGH YIELD BOND     MFS(R) VIT INVESTORS TRUST
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017              2018            2017
                                   ---------------  --------------   ---------------  --------------

Units beginning of year..........        3,326,625       3,567,957               581           1,033
Units issued and transferred
   from other funding options....          541,902         241,167               273              --
Units redeemed and transferred to
   other funding options.........        (570,581)       (482,499)             (581)           (452)
                                   ---------------  --------------   ---------------  --------------
Units end of year................        3,297,946       3,326,625               273             581
                                   ===============  ==============   ===============  ==============



                                      MFS(R) VIT NEW DISCOVERY
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   ---------------  --------------

Units beginning of year..........              395           3,102
Units issued and transferred
   from other funding options....              739              --
Units redeemed and transferred to
   other funding options.........            (641)         (2,707)
                                   ---------------  --------------
Units end of year................              493             395
                                   ===============  ==============

                                                                          MORGAN STANLEY VIF
                                         MFS(R) VIT RESEARCH             GLOBAL INFRASTRUCTURE          NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018             2017            2018             2017             2018            2017
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........           1,908            2,377           40,450          41,674              181             246
Units issued and transferred
   from other funding options....           2,275               --            2,575           7,828               --              --
Units redeemed and transferred to
   other funding options.........         (2,335)            (469)          (5,394)         (9,052)               --            (65)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................           1,848            1,908           37,631          40,450              181             181
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                             OPPENHEIMER                      OPPENHEIMER
                                    VA GLOBAL MULTI-ALTERNATIVES          VA GOVERNMENT MONEY
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2018          2017 (A)           2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........           25,489              --              613              640
Units issued and transferred
   from other funding options....              810          26,067            1,170               --
Units redeemed and transferred to
   other funding options.........          (2,209)           (578)          (1,198)             (27)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................           24,090          25,489              585              613
                                   ===============  ==============  ===============  ===============


                                             OPPENHEIMER
                                      VA MAIN STREET SMALL CAP
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........       3,322,847        3,684,082
Units issued and transferred
   from other funding options....         216,778          213,969
Units redeemed and transferred to
   other funding options.........       (677,222)        (575,204)
                                   --------------  ---------------
Units end of year................       2,862,403        3,322,847
                                   ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                             OPPENHEIMER VA                     PIMCO VIT
                                               MAIN STREET           COMMODITYREALRETURN(R) STRATEGY
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  --------------------------------
                                          2018            2017             2018            2017
                                     --------------  --------------   --------------  --------------

Units beginning of year............          11,112          11,492           64,010          64,637
Units issued and transferred
   from other funding options......          11,025              --            3,472          12,274
Units redeemed and transferred to
   other funding options...........        (20,742)           (380)          (6,195)        (12,901)
                                     --------------  --------------   --------------  --------------
Units end of year..................           1,395          11,112           61,287          64,010
                                     ==============  ==============   ==============  ==============


                                                PIMCO VIT                       PIMCO VIT
                                              DYNAMIC BOND                EMERGING MARKETS BOND         PIONEER VCT MID CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2018            2017            2018             2017            2018            2017
                                     --------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year............          55,031          56,423           82,983          62,989       1,243,008       1,342,318
Units issued and transferred
   from other funding options......           9,680           8,259            8,585          26,806         117,141         112,362
Units redeemed and transferred to
   other funding options...........        (11,080)         (9,651)         (12,264)         (6,812)       (211,406)       (211,672)
                                     --------------  --------------  ---------------  --------------  --------------  --------------
Units end of year..................          53,631          55,031           79,304          82,983       1,148,743       1,243,008
                                     ==============  ==============  ===============  ==============  ==============  ==============



                                     PIONEER VCT REAL ESTATE SHARES
                                               SUB-ACCOUNT
                                     -------------------------------
                                          2018             2017
                                     --------------  ---------------

Units beginning of year............           7,888            8,268
Units issued and transferred
   from other funding options......             837              640
Units redeemed and transferred to
   other funding options...........         (1,205)          (1,020)
                                     --------------  ---------------
Units end of year..................           7,520            7,888
                                     ==============  ===============


                                    T. ROWE PRICE GOVERNMENT MONEY       T. ROWE PRICE GROWTH STOCK
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2018             2017              2018             2017
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........            22,810           31,086           38,028            40,267
Units issued and transferred
   from other funding options....             3,033            1,008            1,624             5,530
Units redeemed and transferred to
   other funding options.........          (15,362)          (9,284)          (4,745)           (7,769)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................            10,481           22,810           34,907            38,028
                                   ================  ===============  ===============  ================


                                                                               TAP 1919 VARIABLE
                                   T. ROWE PRICE INTERNATIONAL STOCK     SOCIALLY RESPONSIVE BALANCED
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  --------------------------------
                                         2018             2017               2018             2017
                                    ---------------  ---------------   ---------------  ---------------

Units beginning of year..........            26,224           24,670             3,165            3,566
Units issued and transferred
   from other funding options....             1,056            1,850               734               23
Units redeemed and transferred to
   other funding options.........             (789)            (296)             (143)            (424)
                                    ---------------  ---------------   ---------------  ---------------
Units end of year................            26,491           26,224             3,756            3,165
                                    ===============  ===============   ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2018:

                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  -------------
  Alger Small Cap Growth          2018     2,688,052    18.10 - 18.60     49,200,272
     Sub-Account                  2017     2,933,840    18.10 - 18.57     53,660,724
                                  2016     3,200,478    14.26 - 14.61     46,089,499
                                  2015     3,508,832    13.61 - 13.92     48,208,209
                                  2014     3,970,857    14.28 - 14.58     57,195,868

  American Funds(R) Bond          2018     7,204,717     9.68 - 19.92    124,089,879
     Sub-Account                  2017     7,338,385     9.95 - 20.26    135,763,632
                                  2016     7,293,353     9.80 - 19.73    132,721,070
                                  2015     8,159,989    16.20 - 19.35    146,511,985
                                  2014     8,333,829    16.47 - 19.48    151,245,946

  American Funds(R) Global        2018     6,019,155    15.27 - 52.13    259,695,866
     Growth Sub-Account           2017     6,214,664    17.14 - 57.83    313,542,010
                                  2016     6,980,723    13.31 - 44.38    277,038,594
                                  2015     7,480,782    34.27 - 44.51    300,649,358
                                  2014     8,193,931    32.79 - 42.00    312,209,187

  American Funds(R) Global Small  2018     2,457,371    13.72 - 44.58     94,290,816
     Capitalization Sub-Account   2017     2,697,437    15.67 - 50.28    119,807,921
                                  2016     2,939,876    12.70 - 40.30    106,488,578
                                  2015     3,123,694    12.77 - 39.82    113,155,266
                                  2014     3,297,014    13.05 - 40.07    122,112,070

  American Funds(R) Growth        2018     1,952,191  244.49 - 400.00    639,631,254
     Sub-Account                  2017     2,352,201  250.83 - 404.60    785,751,753
                                  2016     2,741,584  200.05 - 318.18    724,894,313
                                  2015     3,075,557  186.96 - 293.21    754,095,254
                                  2014     3,527,704  179.03 - 276.84    821,201,132

  American Funds(R)               2018     2,624,423   17.95 - 258.85    348,945,965
     Growth-Income Sub-Account    2017     2,282,271   18.66 - 265.93    403,461,557
                                  2016     2,163,637   15.56 - 219.23    363,982,389
                                  2015     2,179,793  126.48 - 198.34    358,450,579
                                  2014     2,378,568  127.56 - 197.24    390,905,716

  BHFTI AB Global Dynamic         2018   212,871,321    11.87 - 13.27  2,720,841,165
     Allocation Sub-Account       2017   234,041,870    13.06 - 14.39  3,260,338,788
                                  2016   252,960,506    11.77 - 12.78  3,143,878,353
                                  2015   263,678,991    11.63 - 12.45  3,205,371,897
                                  2014   275,344,937    11.84 - 12.49  3,373,491,338

  BHFTI American Funds(R)         2018   203,079,308    13.35 - 15.59  2,963,267,735
     Balanced Allocation          2017   220,323,596    14.29 - 16.44  3,411,543,507
     Sub-Account                  2016   234,371,003    12.52 - 14.20  3,152,567,972
                                  2015   246,263,553    11.89 - 13.29  3,117,922,583
                                  2014   264,143,945    12.26 - 13.41  3,417,834,574

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Alger Small Cap Growth          2018         --        1.25 - 1.40           0.02 - 0.17
     Sub-Account                  2017         --        1.25 - 1.40         26.95 - 27.14
                                  2016         --        1.25 - 1.40           4.76 - 4.92
                                  2015         --        1.25 - 1.40       (4.66) - (4.52)
                                  2014         --        1.25 - 1.40       (0.96) - (0.81)

  American Funds(R) Bond          2018       2.35        0.95 - 1.90       (2.66) - (1.66)
     Sub-Account                  2017       1.93        0.95 - 1.90           1.45 - 2.69
                                  2016       1.64        0.95 - 1.90         (1.68) - 1.97
                                  2015       1.68        0.95 - 1.90       (1.61) - (0.67)
                                  2014       1.94        0.95 - 1.90           3.30 - 4.28

  American Funds(R) Global        2018       0.65        0.90 - 2.30      (11.12) - (9.86)
     Growth Sub-Account           2017       0.64        0.90 - 2.30         28.49 - 30.30
                                  2016       0.91        0.90 - 2.30         (1.67) - 2.43
                                  2015       0.99        0.90 - 2.30           4.51 - 5.98
                                  2014       1.16        0.90 - 2.30         (0.01) - 1.40

  American Funds(R) Global Small  2018       0.08        0.89 - 1.90     (12.41) - (11.34)
     Capitalization Sub-Account   2017       0.43        0.89 - 1.90         23.39 - 24.78
                                  2016       0.25        0.89 - 1.90           0.18 - 2.23
                                  2015         --        0.89 - 1.90       (6.47) - (0.62)
                                  2014       0.12        0.89 - 1.90           0.20 - 1.67

  American Funds(R) Growth        2018       0.41        0.89 - 2.30       (2.53) - (1.14)
     Sub-Account                  2017       0.49        0.89 - 2.30         25.38 - 27.16
                                  2016       0.76        0.89 - 2.30           7.00 - 8.52
                                  2015       0.58        0.89 - 2.30           4.43 - 5.91
                                  2014       0.77        0.89 - 2.30           6.04 - 7.55

  American Funds(R)               2018       1.36        0.89 - 2.30       (4.03) - (2.66)
     Growth-Income Sub-Account    2017       1.38        0.89 - 2.30         19.61 - 21.30
                                  2016       1.47        0.89 - 2.30          6.81 - 10.53
                                  2015       1.28        0.89 - 2.30         (0.85) - 0.56
                                  2014       1.27        0.89 - 2.30           8.12 - 9.65

  BHFTI AB Global Dynamic         2018       1.66        0.90 - 2.35       (9.14) - (7.81)
     Allocation Sub-Account       2017       1.48        0.90 - 2.35         10.99 - 12.60
                                  2016       1.58        0.90 - 2.35         (0.62) - 2.67
                                  2015       3.28        0.90 - 2.35       (1.76) - (0.32)
                                  2014       1.94        0.90 - 2.35           0.77 - 6.39

  BHFTI American Funds(R)         2018       1.46        0.90 - 2.35       (6.55) - (5.17)
     Balanced Allocation          2017       1.49        0.90 - 2.35         14.15 - 15.81
     Sub-Account                  2016       1.62        0.90 - 2.35           2.90 - 6.84
                                  2015       1.40        0.90 - 2.35       (4.60) - (0.37)
                                  2014       1.27        1.00 - 2.35         (0.35) - 4.99

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  BHFTI American Funds(R) Growth  2018   113,490,991    13.84 - 16.16  1,707,533,593
     Allocation Sub-Account       2017   122,012,392    15.03 - 17.30  1,978,846,627
                                  2016   128,517,470    12.68 - 14.39  1,744,990,829
                                  2015   137,469,623    11.92 - 13.12  1,740,439,216
                                  2014   142,940,560    12.29 - 13.37  1,852,260,667

  BHFTI American Funds(R) Growth  2018    72,677,305     1.92 - 20.08    701,041,738
     Growth Sub-Account           2017    73,869,010     1.96 - 20.37    747,840,737
                                  2016    77,428,972     1.55 - 16.08    654,182,440
                                  2015    77,730,599     1.44 - 14.88    640,713,098
                                  2014    71,860,704     1.37 - 13.78    648,671,484

  BHFTI American Funds(R)         2018   101,025,606    12.69 - 14.82  1,402,819,681
     Moderate Allocation          2017   111,929,949    13.45 - 15.48  1,633,368,044
     Sub-Account                  2016   121,315,385    12.19 - 13.83  1,590,453,756
                                  2015   126,162,585    11.66 - 13.04  1,567,578,863
                                  2014   137,310,606    12.03 - 13.16  1,744,157,123

  BHFTI AQR Global Risk           2018   182,066,578     9.61 - 11.07  1,970,551,063
     Balanced Sub-Account         2017   202,498,724    10.43 - 11.96  2,373,211,858
                                  2016   221,364,216     9.79 - 11.01  2,395,534,199
                                  2015   241,508,750     9.10 - 10.21  2,431,541,679
                                  2014   265,908,083    10.20 - 11.40  3,001,302,195

  BHFTI BlackRock Global          2018   353,756,093    11.28 - 12.61  4,296,443,283
     Tactical Strategies          2017   388,316,355    12.44 - 13.71  5,151,909,115
     Sub-Account                  2016   421,174,334    11.24 - 12.21  4,999,248,698
                                  2015   445,213,023    11.02 - 11.80  5,128,182,508
                                  2014   463,962,556    11.30 - 11.92  5,423,637,032

  BHFTI BlackRock High Yield      2018     8,357,441    16.49 - 32.01    223,555,426
     Sub-Account                  2017     8,401,774    17.21 - 33.25    232,649,098
                                  2016     8,860,074    16.19 - 31.14    231,879,405
                                  2015     9,031,674    14.40 - 27.56    210,920,401
                                  2014     9,596,910    15.21 - 28.99    238,215,887

  BHFTI Brighthouse Asset         2018    27,764,232    16.03 - 19.68    494,626,348
     Allocation 100 Sub-Account   2017    30,589,042    18.25 - 22.08    615,557,354
                                  2016    33,538,308    15.19 - 18.13    557,780,998
                                  2015    37,143,227    14.27 - 16.78    575,818,048
                                  2014    39,915,870    14.91 - 17.28    641,574,794

  BHFTI Brighthouse Balanced      2018   503,167,035    12.78 - 14.28  6,920,717,677
     Plus Sub-Account             2017   528,210,748    14.12 - 15.56  7,952,160,029
                                  2016   536,906,397    12.22 - 13.27  6,925,324,483
                                  2015   552,214,291    11.54 - 12.35  6,663,424,002
                                  2014   569,859,186    12.32 - 13.00  7,268,454,132

  BHFTI Brighthouse Small Cap     2018     7,365,900    23.25 - 30.57    192,491,868
     Value Sub-Account            2017     8,335,979    28.09 - 36.28    261,043,042
                                  2016     9,362,462    25.74 - 32.69    266,605,506
                                  2015    10,725,811    20.08 - 25.07    236,287,986
                                  2014    12,299,087    21.73 - 26.68    291,013,900



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTI American Funds(R) Growth  2018       1.21        0.90 - 2.35       (7.97) - (6.62)
     Allocation Sub-Account       2017       1.24        0.90 - 2.35         18.54 - 20.26
                                  2016       1.30        0.90 - 2.35           6.43 - 7.98
                                  2015       1.31        1.10 - 2.35       (5.94) - (0.25)
                                  2014       1.03        1.10 - 2.35         (0.52) - 5.17

  BHFTI American Funds(R) Growth  2018       0.39        0.95 - 2.35       (2.82) - (0.54)
     Growth Sub-Account           2017       0.40        0.95 - 2.35         24.94 - 26.70
                                  2016       0.29        0.95 - 2.35           6.57 - 8.32
                                  2015       0.87        0.95 - 2.35           1.76 - 5.48
                                  2014       0.55        0.95 - 2.35           0.56 - 7.16

  BHFTI American Funds(R)         2018       1.72        0.90 - 2.35       (5.67) - (4.29)
     Moderate Allocation          2017       1.76        0.90 - 2.35         10.35 - 11.96
     Sub-Account                  2016       1.91        0.90 - 2.35           2.00 - 6.05
                                  2015       1.49        0.90 - 2.35       (3.52) - (0.45)
                                  2014       1.46        1.00 - 2.35         (0.26) - 5.04

  BHFTI AQR Global Risk           2018       0.38        0.90 - 2.35       (8.54) - (7.19)
     Balanced Sub-Account         2017       1.71        0.90 - 2.35           7.26 - 8.82
                                  2016         --        0.90 - 2.35           2.44 - 7.98
                                  2015       5.51        0.90 - 2.35     (11.67) - (10.38)
                                  2014         --        0.90 - 2.35         (3.48) - 3.07

  BHFTI BlackRock Global          2018       1.43        0.90 - 2.35       (9.35) - (8.02)
     Tactical Strategies          2017       0.67        0.90 - 2.35         10.68 - 12.30
     Sub-Account                  2016       1.45        0.90 - 2.35           0.63 - 3.50
                                  2015       1.55        0.90 - 2.35         (2.43) - 0.11
                                  2014       1.12        0.90 - 2.35         (0.16) - 4.97

  BHFTI BlackRock High Yield      2018       4.89        0.90 - 2.35       (5.14) - (3.75)
     Sub-Account                  2017       5.44        0.90 - 2.35           5.26 - 6.80
                                  2016       6.73        0.90 - 2.35          7.19 - 12.96
                                  2015       8.07        0.90 - 2.35       (6.28) - (4.91)
                                  2014       6.09        0.90 - 2.35         (1.88) - 2.37

  BHFTI Brighthouse Asset         2018       1.02        0.90 - 2.35     (12.17) - (10.88)
     Allocation 100 Sub-Account   2017       1.24        0.90 - 2.35         20.09 - 21.84
                                  2016       2.26        0.90 - 2.35           5.06 - 8.00
                                  2015       1.29        0.90 - 2.35       (4.28) - (1.06)
                                  2014       0.71        0.90 - 2.35           0.05 - 4.15

  BHFTI Brighthouse Balanced      2018       1.67        0.90 - 2.35       (9.53) - (8.20)
     Plus Sub-Account             2017       1.55        0.90 - 2.35         15.59 - 17.27
                                  2016       2.86        0.90 - 2.35           2.21 - 7.39
                                  2015       2.10        0.90 - 2.35       (6.32) - (4.95)
                                  2014       1.75        0.90 - 2.35           0.70 - 8.67

  BHFTI Brighthouse Small Cap     2018       1.05        0.89 - 2.35     (17.21) - (15.73)
     Value Sub-Account            2017       0.91        0.89 - 2.35          9.11 - 10.99
                                  2016       1.06        0.89 - 2.35         28.21 - 30.39
                                  2015       0.10        0.89 - 2.35       (7.61) - (6.05)
                                  2014       0.04        0.89 - 2.35         (0.65) - 1.06



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  BHFTI Brighthouse/Aberdeen          2018    35,052,942     9.05 - 10.98     352,166,192
     Emerging Markets Equity          2017    35,923,134    10.80 - 13.09     427,076,715
     Sub-Account                      2016    39,351,974     8.62 - 10.44     370,235,661
                                      2015    42,624,617      7.91 - 9.58     365,167,198
                                      2014    42,182,331     9.40 - 11.38     425,619,386

  BHFTI Brighthouse/Artisan           2018        30,041      9.53 - 9.85         292,278
     International Sub-Account        2017        28,148    10.88 - 11.16         310,982
     (Commenced 11/19/2014 and        2016        27,485      8.41 - 8.57         233,690
     began transactions in 2015)      2015        12,794      9.42 - 9.54         121,159

  BHFTI Brighthouse/Eaton             2018     6,426,630    10.86 - 12.32      74,905,336
     Vance Floating Rate              2017     5,324,129    11.09 - 12.39      62,558,849
     Sub-Account                      2016     5,632,610    10.95 - 12.06      64,827,675
                                      2015     5,985,329    10.26 - 11.01      64,028,918
                                      2014     6,743,439    10.59 - 11.23      73,909,210

  BHFTI Brighthouse/Franklin          2018    14,147,915     9.23 - 10.24     137,799,742
     Low Duration Total Return        2017    15,198,406     9.34 - 10.29     149,708,177
     Sub-Account                      2016    14,680,889     9.44 - 10.25     144,974,836
                                      2015    16,246,958     9.37 - 10.03     157,983,094
                                      2014    17,421,682     9.65 - 10.18     173,124,917

  BHFTI Brighthouse/Templeton         2018     2,637,613    11.66 - 12.97      32,416,554
     International Bond               2017     3,032,605    11.78 - 12.96      37,465,324
     Sub-Account                      2016     3,153,303    11.87 - 13.07      39,493,620
                                      2015     3,361,116    12.07 - 13.08      42,349,271
                                      2014     3,537,497    12.87 - 13.66      47,183,875

  BHFTI                               2018       754,715    16.04 - 20.73      13,723,171
     Brighthouse/Wellington Large     2017       825,196    17.51 - 22.35      16,261,679
     Cap Research Sub-Account         2016       931,137    14.70 - 18.51      15,301,423
                                      2015     1,013,512    13.89 - 17.26      15,616,983
                                      2014     1,151,671    13.60 - 16.68      17,260,395

  BHFTI Clarion Global Real           2018    12,065,705    15.57 - 70.00     219,199,553
     Estate Sub-Account               2017    13,335,708    17.45 - 77.36     269,483,256
                                      2016    14,214,001    16.13 - 70.52     263,186,597
                                      2015    15,477,002    16.37 - 70.58     288,549,595
                                      2014    17,245,897    17.00 - 72.26     330,178,643

  BHFTI ClearBridge                   2018    23,583,660   13.06 - 220.81     367,812,591
     Aggressive Growth                2017    27,853,512   14.25 - 240.67     473,171,845
     Sub-Account                      2016    31,716,282   12.20 - 205.91     461,921,010
                                      2015    35,697,833   12.04 - 203.07     513,586,109
                                      2014    38,472,258   12.71 - 214.41     586,572,505

  BHFTI Fidelity Institutional Asset  2018    47,610,656    10.02 - 11.20     513,955,358
     Management(R) Government         2017    52,602,412    10.26 - 11.31     576,103,640
     Income Sub-Account               2016    59,975,014    10.24 - 11.12     648,755,946
                                      2015    60,149,269    10.35 - 11.07     651,039,693
                                      2014    62,286,953    10.55 - 11.13     680,446,278



                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  BHFTI Brighthouse/Aberdeen          2018       2.60        0.90 - 2.35     (16.19) - (14.95)
     Emerging Markets Equity          2017       1.09        0.90 - 2.35         25.36 - 27.18
     Sub-Account                      2016       0.97        0.90 - 2.35        (0.57) - 10.50
                                      2015       1.79        0.90 - 2.35      (15.82) - (2.68)
                                      2014       0.84        0.90 - 2.35       (8.69) - (4.92)

  BHFTI Brighthouse/Artisan           2018       1.31        0.90 - 1.60     (12.33) - (11.71)
     International Sub-Account        2017       1.14        0.90 - 1.60         29.26 - 30.16
     (Commenced 11/19/2014 and        2016       0.99        0.90 - 1.60     (10.71) - (10.09)
     began transactions in 2015)      2015       0.60        0.90 - 1.60       (9.11) - (4.55)

  BHFTI Brighthouse/Eaton             2018       3.45        0.90 - 2.35       (2.03) - (0.59)
     Vance Floating Rate              2017       3.80        0.90 - 2.35           1.28 - 2.75
     Sub-Account                      2016       4.01        0.90 - 2.35           6.73 - 8.29
                                      2015       3.64        1.10 - 2.35       (3.14) - (1.92)
                                      2014       3.65        1.10 - 2.35       (1.60) - (0.57)

  BHFTI Brighthouse/Franklin          2018       1.79        0.90 - 2.25       (1.81) - (0.47)
     Low Duration Total Return        2017       1.40        0.90 - 2.35         (1.02) - 0.43
     Sub-Account                      2016       2.90        0.90 - 2.35           0.74 - 2.21
                                      2015       3.12        0.90 - 2.35       (2.93) - (1.51)
                                      2014       2.15        0.90 - 2.35         (1.29) - 0.15

  BHFTI Brighthouse/Templeton         2018         --        0.95 - 2.05         (1.06) - 0.04
     International Bond               2017         --        0.95 - 2.05       (1.89) - (0.80)
     Sub-Account                      2016         --        0.95 - 2.20       (1.32) - (0.08)
                                      2015       8.17        0.95 - 2.15         (6.20) - 0.75
                                      2014       4.63        1.10 - 2.15       (2.28) - (0.17)

  BHFTI                               2018       0.88        0.90 - 2.30       (8.44) - (7.24)
     Brighthouse/Wellington Large     2017       0.95        0.90 - 2.30         19.17 - 20.75
     Cap Research Sub-Account         2016       2.26        0.90 - 2.30           5.83 - 7.22
                                      2015       0.78        0.90 - 2.30           2.08 - 3.48
                                      2014       0.80        0.90 - 2.30          1.80 - 12.40

  BHFTI Clarion Global Real           2018       5.96        0.90 - 2.35      (10.78) - (9.47)
     Estate Sub-Account               2017       3.44        0.90 - 2.35           8.18 - 9.76
                                      2016       2.07        0.90 - 2.35       (4.89) - (0.03)
                                      2015       3.81        0.90 - 2.35         (3.69) - 3.43
                                      2014       1.03        0.90 - 2.35          1.03 - 12.25

  BHFTI ClearBridge                   2018       0.58        0.90 - 2.35       (9.23) - (7.90)
     Aggressive Growth                2017       0.72        0.90 - 2.35         15.67 - 17.35
     Sub-Account                      2016       0.40        0.90 - 2.35           0.30 - 1.76
                                      2015       0.23        0.90 - 2.35       (6.27) - (4.69)
                                      2014       0.11        0.90 - 2.35          1.60 - 17.83

  BHFTI Fidelity Institutional Asset  2018       2.79        0.90 - 2.35       (2.40) - (0.97)
     Management(R) Government         2017       2.18        0.90 - 2.35           0.22 - 1.68
     Income Sub-Account               2016       2.11        0.90 - 2.35         (2.68) - 0.41
                                      2015       2.27        0.90 - 2.35       (1.90) - (0.47)
                                      2014       2.60        0.90 - 2.35           0.96 - 6.59



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Harris Oakmark               2018    21,052,149    20.42 - 27.13     506,604,107
     International Sub-Account       2017    20,719,834    27.40 - 36.00     665,787,548
                                     2016    23,007,569    21.43 - 27.85     576,095,441
                                     2015    25,339,005    20.23 - 25.80     595,542,818
                                     2014    26,551,192    21.63 - 27.28     663,509,252

  BHFTI Invesco Balanced-Risk        2018   765,263,861     1.07 - 11.82     895,562,846
     Allocation Sub-Account          2017   827,358,429     1.17 - 12.75   1,045,419,886
                                     2016   818,076,929     1.09 - 11.62     940,598,161
                                     2015   749,414,346     1.00 - 10.52     777,069,714
                                     2014   758,894,714     1.07 - 11.10     832,374,445

  BHFTI Invesco Comstock             2018    29,425,080    15.96 - 26.72     594,306,823
     Sub-Account                     2017    32,917,318    18.60 - 30.71     772,000,432
                                     2016    36,743,760    16.14 - 26.27     742,413,375
                                     2015    39,951,458    14.08 - 22.61     699,284,637
                                     2014    43,175,673    15.33 - 24.28     813,000,076

  BHFTI Invesco Small Cap            2018     9,018,510    27.06 - 35.66     277,369,783
     Growth Sub-Account              2017     9,589,654    30.46 - 39.44     328,908,162
                                     2016    10,669,549    24.88 - 31.68     296,393,238
                                     2015    11,537,860    22.84 - 28.61     291,887,925
                                     2014    11,824,275    23.77 - 29.28     308,642,273

  BHFTI JPMorgan Core Bond           2018    28,609,283     9.85 - 11.23     313,000,009
     Sub-Account                     2017    30,860,383    10.01 - 11.38     342,738,205
                                     2016    31,064,359     9.84 - 11.16     339,144,828
                                     2015    31,401,600     9.78 - 11.06     340,682,787
                                     2014    32,404,332     9.89 - 11.15     355,237,960

  BHFTI JPMorgan Global              2018   870,005,941     1.21 - 13.28   1,135,038,317
     Active Allocation Sub-Account   2017   828,047,798     1.33 - 14.44   1,175,046,012
                                     2016   848,098,850     1.17 - 12.50   1,042,207,011
                                     2015   828,919,735     1.16 - 12.26   1,000,785,200
                                     2014   747,266,184     1.18 - 12.14     905,975,458

  BHFTI JPMorgan Small Cap           2018       940,191    18.49 - 21.68      18,754,326
     Value Sub-Account               2017     1,032,660    21.94 - 25.42      24,296,172
                                     2016     1,141,302    21.67 - 24.82      26,376,632
                                     2015     1,287,553    16.94 - 19.19      23,133,878
                                     2014     1,417,944    18.69 - 20.92      27,932,500

  BHFTI Loomis Sayles Global         2018     7,006,931    17.81 - 21.27     138,105,130
     Markets Sub-Account             2017     7,449,959    19.27 - 22.83     157,610,283
                                     2016     8,505,955    16.04 - 18.73     148,612,417
                                     2015     9,530,128    15.68 - 17.95     161,399,211
                                     2014    10,444,732    15.85 - 17.90     177,351,030

  BHFTI MetLife Multi-Index          2018   594,369,348     1.22 - 12.95     878,288,064
     Targeted Risk Sub-Account       2017   602,325,151     1.33 - 14.11     977,135,322
                                     2016   583,908,748     1.18 - 12.35     847,575,021
                                     2015   435,062,012     1.15 - 11.96     633,831,341
                                     2014   281,516,918     1.19 - 12.18     421,513,955



                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Harris Oakmark               2018       1.71        0.90 - 2.35     (25.75) - (24.66)
     International Sub-Account       2017       1.62        0.90 - 2.35         27.41 - 29.26
                                     2016       2.14        0.90 - 2.35           5.67 - 7.21
                                     2015       3.01        0.95 - 2.35       (6.74) - (3.92)
                                     2014       2.41        0.95 - 2.35         (7.98) - 0.25

  BHFTI Invesco Balanced-Risk        2018       1.17        0.90 - 2.35       (8.62) - (7.28)
     Allocation Sub-Account          2017       3.74        0.90 - 2.35           7.45 - 9.02
                                     2016       0.15        0.90 - 2.35          4.88 - 10.72
                                     2015       2.83        0.90 - 2.35       (6.43) - (0.67)
                                     2014         --        0.90 - 2.35           0.40 - 4.63

  BHFTI Invesco Comstock             2018       0.63        0.90 - 2.35     (14.21) - (12.95)
     Sub-Account                     2017       2.27        0.90 - 2.35         15.29 - 16.97
                                     2016       2.53        0.90 - 2.35         12.17 - 16.25
                                     2015       2.88        0.90 - 2.35       (8.16) - (6.81)
                                     2014       0.60        0.90 - 2.35           0.28 - 8.33

  BHFTI Invesco Small Cap            2018         --        0.89 - 2.35      (11.17) - (9.59)
     Growth Sub-Account              2017         --        0.89 - 2.35         22.43 - 24.50
                                     2016         --        0.89 - 2.35          8.71 - 10.73
                                     2015       0.01        0.89 - 2.35       (3.99) - (2.29)
                                     2014         --        0.89 - 2.35           1.89 - 7.22

  BHFTI JPMorgan Core Bond           2018       2.76        0.90 - 2.35       (2.31) - (0.88)
     Sub-Account                     2017       2.47        0.90 - 2.20           1.07 - 2.39
                                     2016       2.78        0.90 - 2.20           0.01 - 1.31
                                     2015       2.33        0.90 - 2.20       (1.70) - (0.01)
                                     2014       1.42        1.10 - 2.20           0.48 - 3.73

  BHFTI JPMorgan Global              2018       1.63        0.90 - 2.35       (9.36) - (8.02)
     Active Allocation Sub-Account   2017       2.52        0.90 - 2.35         13.96 - 15.61
                                     2016       2.12        0.90 - 2.35           0.12 - 1.98
                                     2015       2.71        0.90 - 2.35         (1.45) - 0.82
                                     2014       1.13        0.90 - 2.35           0.35 - 6.02

  BHFTI JPMorgan Small Cap           2018       1.31        0.90 - 2.30     (15.73) - (14.68)
     Value Sub-Account               2017       1.32        0.90 - 2.30           1.27 - 2.39
                                     2016       1.84        0.90 - 2.30         27.88 - 29.34
                                     2015       1.35        0.90 - 2.30       (9.36) - (1.13)
                                     2014       1.07        0.90 - 2.30           2.28 - 3.89

  BHFTI Loomis Sayles Global         2018       1.84        0.95 - 2.35       (7.60) - (6.29)
     Markets Sub-Account             2017       1.39        0.90 - 2.35         20.12 - 21.87
                                     2016       1.67        0.90 - 2.35           1.78 - 3.84
                                     2015       1.59        0.95 - 2.35         (1.12) - 0.27
                                     2014       2.08        0.95 - 2.35         (0.82) - 2.49

  BHFTI MetLife Multi-Index          2018       1.75        0.90 - 2.20       (9.22) - (8.02)
     Targeted Risk Sub-Account       2017       1.46        0.90 - 2.25         12.98 - 14.51
                                     2016       1.29        0.90 - 2.25           0.17 - 3.43
                                     2015       1.20        0.90 - 2.25       (3.41) - (2.10)
                                     2014         --        1.15 - 2.25           0.83 - 8.01



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI MFS(R) Research              2018    13,932,370    13.70 - 19.07     217,709,174
     International Sub-Account       2017    14,986,140    16.30 - 22.33     276,582,465
                                     2016    16,956,442    13.02 - 17.53     247,879,900
                                     2015    18,156,340    13.44 - 17.81     271,985,758
                                     2014    18,585,662    14.00 - 18.24     287,913,009

  BHFTI Morgan Stanley Mid           2018     9,448,933     3.57 - 32.70     222,695,855
     Cap Growth Sub-Account          2017    11,326,489     3.28 - 29.88     246,048,488
                                     2016    12,770,536     2.37 - 21.48     201,153,118
                                     2015    12,648,258     2.62 - 23.62     220,460,412
                                     2014    12,928,550     2.79 - 25.03     240,528,688

  BHFTI Oppenheimer Global           2018     1,691,467    24.46 - 33.22      49,942,988
     Equity Sub-Account              2017     1,939,475    28.83 - 38.59      66,931,947
                                     2016     2,333,207    21.57 - 28.48      59,761,246
                                     2015     2,520,098    22.02 - 28.67      65,266,488
                                     2014     2,866,078    21.68 - 27.83      72,350,999

  BHFTI PanAgora Global              2018   106,655,491     1.03 - 10.94     117,135,727
     Diversified Risk Sub-Account    2017   128,771,774     1.14 - 11.97     154,256,858
     (Commenced 4/28/2014)           2016    95,787,147     1.04 - 10.75     102,757,891
                                     2015    21,772,279      0.95 - 9.78      21,123,770
                                     2014     9,788,108     1.03 - 10.44      10,161,644

  BHFTI PIMCO Inflation              2018    40,080,372    12.34 - 15.49     557,952,618
     Protected Bond Sub-Account      2017    43,727,125    12.95 - 16.02     633,944,947
                                     2016    43,749,123    12.81 - 15.62     622,764,700
                                     2015    46,098,333    12.49 - 15.01     634,902,757
                                     2014    50,751,209    13.20 - 15.63     732,596,404

  BHFTI PIMCO Total Return           2018    76,540,109    12.67 - 20.69   1,331,823,874
     Sub-Account                     2017    83,642,926    12.85 - 20.87   1,482,270,883
                                     2016    84,045,933    12.44 - 20.10   1,446,213,216
                                     2015    91,772,688    12.26 - 19.72   1,561,823,561
                                     2014   103,504,587    12.40 - 19.84   1,787,038,026

  BHFTI Schroders Global             2018   679,440,347     1.19 - 13.04     867,708,307
     Multi-Asset Sub-Account         2017   442,077,911     1.34 - 14.41     628,730,158
                                     2016   459,001,172     1.20 - 12.75     577,424,821
                                     2015   467,251,015     1.16 - 12.20     562,872,602
                                     2014   400,460,215     1.20 - 12.36     493,380,979

  BHFTI SSGA Growth and              2018    70,665,371    14.09 - 17.08   1,115,176,743
     Income ETF Sub-Account          2017    78,213,763    15.44 - 18.44   1,340,474,908
                                     2016    85,949,744    13.64 - 16.06   1,290,390,224
                                     2015    93,774,991    13.20 - 15.32   1,349,807,450
                                     2014   101,616,119    13.79 - 15.77   1,513,705,632

  BHFTI SSGA Growth ETF              2018    24,904,386    14.17 - 17.18     392,931,024
     Sub-Account                     2017    28,040,270    15.90 - 18.99     492,240,056
                                     2016    30,512,706    13.61 - 16.02     454,752,008
                                     2015    32,991,663    13.03 - 15.12     467,274,058
                                     2014    34,092,389    13.66 - 15.62     501,804,705



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI MFS(R) Research              2018       1.98        0.89 - 2.35     (16.01) - (14.57)
     International Sub-Account       2017       1.74        0.89 - 2.35         25.19 - 27.37
                                     2016       2.00        0.89 - 2.35       (3.18) - (1.55)
                                     2015       2.71        0.89 - 2.35       (4.06) - (2.37)
                                     2014       2.24        0.89 - 2.35       (9.11) - (3.46)

  BHFTI Morgan Stanley Mid           2018         --        0.89 - 2.30           7.63 - 9.43
     Cap Growth Sub-Account          2017       0.15        0.89 - 2.30         36.74 - 39.12
                                     2016         --        0.89 - 2.30      (10.54) - (2.08)
                                     2015         --        0.89 - 2.30       (7.18) - (5.63)
                                     2014         --        0.89 - 2.30         (1.40) - 0.39

  BHFTI Oppenheimer Global           2018       0.99        0.90 - 2.30     (15.13) - (13.93)
     Equity Sub-Account              2017       0.90        0.90 - 2.30         33.64 - 35.51
                                     2016       0.92        0.90 - 2.30       (2.05) - (0.67)
                                     2015       0.94        0.90 - 2.30         (1.50) - 3.00
                                     2014       0.82        0.90 - 2.30         (0.31) - 1.23

  BHFTI PanAgora Global              2018         --        0.90 - 2.20       (9.61) - (8.42)
     Diversified Risk Sub-Account    2017         --        0.90 - 2.20         10.15 - 11.59
     (Commenced 4/28/2014)           2016       3.34        0.90 - 2.20          2.13 - 10.13
                                     2015       0.55        1.10 - 2.20       (7.53) - (6.51)
                                     2014       0.46        1.15 - 2.00         (0.35) - 3.75

  BHFTI PIMCO Inflation              2018       1.59        0.90 - 2.35       (4.69) - (3.29)
     Protected Bond Sub-Account      2017       1.56        0.90 - 2.35           1.07 - 2.54
                                     2016         --        0.90 - 2.35           2.55 - 4.04
                                     2015       4.95        0.90 - 2.35       (5.36) - (3.98)
                                     2014       1.54        0.90 - 2.35         (1.54) - 1.97

  BHFTI PIMCO Total Return           2018       1.36        0.89 - 2.35       (2.56) - (0.86)
     Sub-Account                     2017       1.75        0.89 - 2.35           2.08 - 3.85
                                     2016       2.59        0.89 - 2.35           0.23 - 1.94
                                     2015       5.26        0.89 - 2.35       (2.32) - (0.45)
                                     2014       2.34        0.89 - 2.35           0.40 - 3.56

  BHFTI Schroders Global             2018       1.69        0.90 - 2.35     (11.54) - (10.24)
     Multi-Asset Sub-Account         2017       0.79        0.90 - 2.35         11.65 - 13.27
                                     2016       1.40        0.90 - 2.35           0.71 - 4.71
                                     2015       1.00        0.90 - 2.35       (3.18) - (1.77)
                                     2014       1.32        0.90 - 2.35           0.43 - 6.77

  BHFTI SSGA Growth and              2018       2.32        0.90 - 2.35       (8.70) - (7.36)
     Income ETF Sub-Account          2017       2.43        0.90 - 2.35         13.18 - 14.82
                                     2016       2.37        0.90 - 2.35           1.90 - 4.84
                                     2015       2.30        0.90 - 2.35       (4.24) - (2.84)
                                     2014       2.24        0.90 - 2.35         (0.03) - 4.86

  BHFTI SSGA Growth ETF              2018       2.03        0.90 - 2.35      (10.88) - (9.57)
     Sub-Account                     2017       2.10        0.90 - 2.35         16.87 - 18.57
                                     2016       2.14        0.90 - 2.35           4.40 - 5.92
                                     2015       2.00        0.90 - 2.35       (4.58) - (3.19)
                                     2014       1.88        0.90 - 2.35         (0.05) - 4.43



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTI T. Rowe Price Large    2018     9,073,593   44.13 - 167.68     635,360,934
     Cap Value Sub-Account     2017    10,083,649   49.66 - 185.82     785,052,972
                               2016    11,082,070   43.41 - 159.87     747,778,790
                               2015    12,150,155   38.27 - 138.81     715,850,738
                               2014    13,521,347   40.58 - 144.85     838,816,422

  BHFTI T. Rowe Price Mid Cap  2018    19,662,128    18.99 - 23.33     425,595,931
     Growth Sub-Account        2017    22,282,585    19.87 - 23.52     500,453,764
                               2016    25,320,043    16.30 - 19.10     462,783,968
                               2015    27,786,712    15.70 - 18.22     485,654,167
                               2014    32,310,271    15.06 - 17.30     537,586,208

  BHFTI TCW Core Fixed Income  2018        30,719     9.86 - 10.12         305,946
     Sub-Account               2017        34,566    10.02 - 10.21         348,809
     (Commenced 5/1/2015)      2016        29,430     9.90 - 10.02         292,738
                               2015         7,421      9.84 - 9.87          73,169

  BHFTI Victory Sycamore Mid   2018     5,527,899     1.78 - 41.61     201,225,901
     Cap Value Sub-Account     2017     6,509,324     2.00 - 46.73     267,404,967
                               2016     7,068,224     1.84 - 43.07     268,931,465
                               2015     7,308,379     1.61 - 37.62     244,281,850
                               2014     6,927,870    17.85 - 41.71     258,407,609

  BHFTI Wells Capital          2018     5,031,010    19.83 - 24.53     111,542,477
     Management Mid Cap Value  2017     5,092,444    23.42 - 28.55     132,288,989
     Sub-Account               2016     5,715,456    21.64 - 26.00     136,116,482
                               2015     6,513,771    19.57 - 23.18     139,196,313
                               2014     7,477,599    22.05 - 25.19     178,512,669

  BHFTII Baillie Gifford       2018    18,628,820     4.72 - 16.05     196,377,713
     International Stock       2017    19,385,638     5.77 - 19.59     250,476,859
     Sub-Account               2016    22,804,816     4.33 - 14.68     221,819,744
                               2015    24,846,295     4.17 - 14.13     233,411,516
                               2014    27,573,117     4.31 - 14.37     269,502,431

  BHFTII BlackRock Bond        2018     1,262,721    45.72 - 79.37      74,443,334
     Income Sub-Account        2017     1,210,717    47.04 - 80.37      72,493,090
                               2016     1,269,349    46.30 - 77.89      74,475,330
                               2015     1,196,294    46.01 - 76.20      69,045,344
                               2014     1,105,752    46.87 - 76.43      63,615,045

  BHFTII BlackRock Capital     2018    12,135,301     0.95 - 73.87      26,500,659
     Appreciation Sub-Account  2017       510,906    22.58 - 72.77      16,273,783
                               2016       584,767    17.21 - 54.82      14,098,982
                               2015       579,182    17.56 - 55.26      14,301,142
                               2014       639,908    16.88 - 52.46      14,686,428

  BHFTII BlackRock             2018    28,914,668     2.28 - 25.31     290,964,126
     Ultra-Short Term Bond     2017    28,762,874     2.27 - 25.15     293,895,134
     Sub-Account               2016    33,915,071     2.28 - 25.22     343,711,226
                               2015    39,040,662     2.31 - 25.42     398,590,779
                               2014    39,068,482     2.33 - 25.65     395,886,367



                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  BHFTI T. Rowe Price Large    2018       1.84        0.89 - 2.35      (11.28) - (9.76)
     Cap Value Sub-Account     2017       2.07        0.89 - 2.35         14.24 - 16.23
                               2016       2.83        0.89 - 2.35          8.67 - 15.17
                               2015       1.58        0.89 - 2.35         (5.83) - 3.48
                               2014       1.18        0.89 - 2.35          1.20 - 12.56

  BHFTI T. Rowe Price Mid Cap  2018         --        1.15 - 2.35       (4.48) - (1.94)
     Growth Sub-Account        2017         --        1.30 - 2.35         21.85 - 23.14
                               2016         --        1.30 - 2.35           3.75 - 4.84
                               2015         --        1.30 - 2.35           4.20 - 5.30
                               2014         --        1.30 - 2.35         10.16 - 11.32

  BHFTI TCW Core Fixed Income  2018       2.30        0.90 - 1.60       (1.53) - (0.83)
     Sub-Account               2017       1.56        0.90 - 1.60           1.19 - 1.90
     (Commenced 5/1/2015)      2016       0.71        0.90 - 1.60           0.59 - 1.29
                               2015         --        1.10 - 1.60       (1.56) - (0.10)

  BHFTI Victory Sycamore Mid   2018       0.57        0.90 - 2.35     (12.25) - (10.96)
     Cap Value Sub-Account     2017       0.91        0.90 - 2.35           6.94 - 8.50
                               2016       0.63        0.90 - 2.35          9.67 - 14.47
                               2015       0.45        0.90 - 2.35      (11.10) - (6.76)
                               2014       0.33        0.90 - 2.35           1.20 - 8.70

  BHFTI Wells Capital          2018       0.94        0.90 - 2.35     (15.32) - (14.07)
     Management Mid Cap Value  2017       1.06        0.90 - 2.35           8.22 - 9.80
     Sub-Account               2016       0.83        0.90 - 2.35         10.55 - 12.17
                               2015       0.64        0.90 - 2.35      (11.23) - (4.37)
                               2014       0.54        1.10 - 2.35          2.29 - 11.77

  BHFTII Baillie Gifford       2018       0.92        1.10 - 2.25     (19.05) - (18.10)
     International Stock       2017       1.00        1.10 - 2.25         31.90 - 33.42
     Sub-Account               2016       1.38        1.10 - 2.25           2.71 - 3.91
                               2015       1.43        1.10 - 2.25       (4.35) - (0.24)
                               2014       1.26        1.30 - 2.25       (5.49) - (1.36)

  BHFTII BlackRock Bond        2018       3.17        0.89 - 2.30         (2.79) - 0.93
     Income Sub-Account        2017       2.97        0.89 - 2.30           1.59 - 3.18
                               2016       2.96        0.89 - 2.30         (1.22) - 2.21
                               2015       3.55        0.89 - 2.30       (1.84) - (0.30)
                               2014       3.22        0.89 - 2.30           0.85 - 6.14

  BHFTII BlackRock Capital     2018       0.09        0.89 - 2.30         (4.75) - 1.51
     Appreciation Sub-Account  2017       0.09        0.89 - 2.30         30.89 - 32.75
                               2016         --        0.89 - 2.30       (2.19) - (0.80)
                               2015         --        0.89 - 2.30           0.83 - 5.34
                               2014       0.06        0.89 - 2.30           0.94 - 7.93

  BHFTII BlackRock             2018       0.76        0.90 - 2.35         (0.82) - 0.70
     Ultra-Short Term Bond     2017       0.09        0.90 - 2.35       (1.70) - (0.21)
     Sub-Account               2016         --        0.90 - 2.35       (2.21) - (0.75)
                               2015         --        0.90 - 2.35       (2.32) - (0.27)
                               2014         --        0.90 - 2.35       (2.32) - (0.13)



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Brighthouse Asset        2018     7,342,533    13.11 - 15.66     104,881,125
     Allocation 20 Sub-Account    2017     6,959,208    13.76 - 16.22     103,669,768
                                  2016     7,192,154    13.15 - 15.31     101,585,600
                                  2015     4,782,874    12.86 - 14.78      65,568,612
                                  2014     2,973,577    13.22 - 15.00      41,687,543

  BHFTII Brighthouse Asset        2018   202,906,702    13.57 - 16.83   3,095,758,853
     Allocation 40 Sub-Account    2017   233,277,672    14.53 - 17.77   3,782,892,946
                                  2016   266,351,270    13.44 - 16.21   3,966,089,283
                                  2015   297,958,878    12.97 - 15.25   4,248,132,666
                                  2014   341,017,115    13.43 - 15.56   4,991,456,808

  BHFTII Brighthouse Asset        2018   329,067,375    14.86 - 21.42   5,413,952,175
     Allocation 60 Sub-Account    2017   369,390,513    16.19 - 23.09   6,576,710,655
                                  2016   407,551,536    14.43 - 20.37   6,424,608,702
                                  2015   446,107,386    13.78 - 19.25   6,667,289,010
                                  2014   489,838,225    14.27 - 19.73   7,527,991,156

  BHFTII Brighthouse Asset        2018   289,237,581    15.24 - 22.79   4,888,889,937
     Allocation 80 Sub-Account    2017   320,858,282    16.97 - 25.11   5,997,031,325
                                  2016   353,810,551    14.56 - 21.32   5,638,281,052
                                  2015   388,323,652    13.77 - 19.96   5,814,030,390
                                  2014   420,572,925    14.33 - 20.54   6,507,894,347

  BHFTII Brighthouse/Artisan      2018     6,972,807    19.02 - 58.50     154,625,972
     Mid Cap Value Sub-Account    2017     7,979,852    22.49 - 68.00     207,336,567
                                  2016     9,275,939    20.44 - 60.81     217,144,062
                                  2015    10,052,598    17.04 - 49.89     194,979,851
                                  2014    11,205,267    19.30 - 55.59     244,385,523

  BHFTII                          2018     2,801,946    19.18 - 22.11      57,864,977
     Brighthouse/Dimensional      2017     2,741,436    24.71 - 28.09      72,337,511
     International Small Company  2016     2,814,983    19.38 - 21.73      57,869,934
     Sub-Account                  2015     3,198,853    18.74 - 20.72      63,108,799
                                  2014     3,070,324    18.13 - 19.77      58,174,088

  BHFTII                          2018    22,089,432     6.76 - 72.71     689,411,811
     Brighthouse/Wellington Core  2017    26,398,229     6.84 - 73.43     831,306,119
     Equity Opportunities         2016    29,665,645     5.82 - 62.22     787,903,717
     Sub-Account                  2015    26,356,637    17.28 - 58.48     527,700,755
                                  2014    30,718,018    17.28 - 57.62     609,015,113

  BHFTII Frontier Mid Cap         2018     2,592,967    20.42 - 86.47      59,173,615
     Growth Sub-Account           2017     2,948,860    22.22 - 25.66      72,637,850
                                  2016     3,317,626    18.21 - 20.80      66,475,159
                                  2015     3,809,398    17.73 - 20.04      73,654,799
                                  2014     4,248,372    17.69 - 19.79      81,297,538

  BHFTII Jennison Growth          2018    16,632,803     6.11 - 31.20     453,769,065
     Sub-Account                  2017    18,321,429     6.17 - 31.45     507,080,287
                                  2016    21,756,762     4.56 - 23.16     447,002,555
                                  2015    23,988,437     4.61 - 23.40     501,066,353
                                  2014    27,528,387     4.22 - 21.36     529,020,323



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Brighthouse Asset        2018       2.15        0.90 - 2.20       (4.74) - (3.49)
     Allocation 20 Sub-Account    2017       2.00        0.90 - 2.20           4.61 - 5.98
                                  2016       3.21        0.90 - 2.20           0.66 - 3.59
                                  2015       1.92        0.90 - 2.20       (2.75) - (0.55)
                                  2014       1.17        0.90 - 2.20           0.07 - 3.02

  BHFTII Brighthouse Asset        2018       1.99        0.90 - 2.35       (6.63) - (5.26)
     Allocation 40 Sub-Account    2017       1.97        0.90 - 2.35           8.08 - 9.65
                                  2016       3.55        0.90 - 2.35           1.95 - 5.14
                                  2015       0.28        0.90 - 2.35       (3.37) - (0.68)
                                  2014       0.01        0.90 - 2.35           0.04 - 3.47

  BHFTII Brighthouse Asset        2018       1.64        0.90 - 2.35       (8.32) - (6.97)
     Allocation 60 Sub-Account    2017       1.72        0.90 - 2.35         12.07 - 13.71
                                  2016       3.15        0.90 - 2.35           3.07 - 6.15
                                  2015       0.54        0.90 - 2.35       (3.56) - (0.67)
                                  2014       0.02        0.90 - 2.35           0.03 - 3.93

  BHFTII Brighthouse Asset        2018       1.31        0.90 - 2.35      (10.26) - (8.94)
     Allocation 80 Sub-Account    2017       1.54        0.90 - 2.35         16.40 - 18.10
                                  2016       2.95        0.90 - 2.35           4.56 - 7.17
                                  2015       0.33        0.90 - 2.35       (3.98) - (0.84)
                                  2014       0.02        0.90 - 2.35         (0.03) - 4.53

  BHFTII Brighthouse/Artisan      2018       0.39        0.89 - 2.35     (15.44) - (11.05)
     Mid Cap Value Sub-Account    2017       0.51        0.89 - 2.35          9.93 - 11.82
                                  2016       0.88        0.89 - 2.35         19.80 - 21.88
                                  2015       0.94        0.89 - 2.35     (11.76) - (10.24)
                                  2014       0.55        0.89 - 2.35         (0.69) - 1.02

  BHFTII                          2018       2.51        0.90 - 2.30     (22.38) - (21.28)
     Brighthouse/Dimensional      2017       1.97        0.90 - 2.30         27.49 - 29.28
     International Small Company  2016       1.92        0.90 - 2.30           3.42 - 4.88
     Sub-Account                  2015       1.67        0.90 - 2.30           0.83 - 4.81
                                  2014       2.02        0.90 - 2.30       (8.82) - (0.83)

  BHFTII                          2018       1.67        0.89 - 2.35         (2.58) - 2.35
     Brighthouse/Wellington Core  2017       1.46        0.89 - 2.35         16.17 - 18.02
     Equity Opportunities         2016       1.71        0.89 - 2.35           0.63 - 6.39
     Sub-Account                  2015       1.65        0.89 - 2.35         (0.11) - 4.18
                                  2014       0.59        0.89 - 2.35           1.34 - 9.65

  BHFTII Frontier Mid Cap         2018         --        1.15 - 2.35       (8.10) - (3.60)
     Growth Sub-Account           2017         --        1.30 - 2.35         22.04 - 23.33
                                  2016         --        1.30 - 2.35           2.72 - 3.80
                                  2015         --        1.30 - 2.35           0.22 - 1.28
                                  2014         --        1.30 - 2.35           8.30 - 9.44

  BHFTII Jennison Growth          2018       0.12        0.90 - 2.35       (2.22) - (0.79)
     Sub-Account                  2017       0.09        0.90 - 2.35         33.82 - 35.76
                                  2016       0.03        0.90 - 2.35       (2.45) - (0.98)
                                  2015       0.02        0.90 - 2.35           3.00 - 9.55
                                  2014       0.04        0.90 - 2.35         (0.16) - 7.81



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Loomis Sayles Small      2018       208,357    50.91 - 68.47      12,183,847
     Cap Core Sub-Account         2017       215,634    58.74 - 78.05      14,483,333
                                  2016       241,747    52.28 - 68.64      14,400,635
                                  2015       250,951    44.97 - 58.33      12,750,644
                                  2014       261,060    46.83 - 58.80      13,706,471

  BHFTII Loomis Sayles Small      2018        12,889    21.94 - 24.39         299,873
     Cap Growth Sub-Account       2017        14,487    22.21 - 24.55         344,057
                                  2016        15,428    17.80 - 19.55         292,623
                                  2015        18,203    17.03 - 18.60         328,707
                                  2014        16,302    17.05 - 18.51         293,433

  BHFTII MetLife Aggregate        2018    20,516,851     1.80 - 19.50     294,247,365
     Bond Index Sub-Account       2017    21,705,738     1.82 - 19.71     313,384,800
                                  2016    21,606,441     1.79 - 19.26     308,498,975
                                  2015    18,032,558     1.77 - 18.98     245,107,645
                                  2014    16,099,701     1.79 - 19.11     213,475,999

  BHFTII MetLife Mid Cap          2018     4,807,176     3.28 - 35.71     136,815,747
     Stock Index Sub-Account      2017     5,121,934     3.74 - 40.63     166,303,833
                                  2016     5,338,539     3.27 - 35.35     151,623,612
                                  2015     5,111,469     2.75 - 29.62     121,483,288
                                  2014     5,178,461     2.86 - 30.60     127,735,872

  BHFTII MetLife MSCI EAFE(R)     2018     8,638,406     1.53 - 16.86     104,406,755
     Index Sub-Account            2017     8,636,458     1.80 - 19.76     122,285,606
                                  2016     9,185,190     1.46 - 15.96     104,406,669
                                  2015     8,770,551     1.46 - 15.89      99,902,951
                                  2014     8,697,532     1.49 - 16.21     101,223,288

  BHFTII MetLife Russell 2000(R)  2018     4,827,070     3.20 - 35.70     134,269,548
     Index Sub-Account            2017     4,832,284     3.64 - 40.46     152,382,147
                                  2016     5,131,926     3.22 - 35.60     143,701,523
                                  2015     5,516,806     2.69 - 29.61     129,529,499
                                  2014     5,807,014     2.84 - 31.21     144,858,146

  BHFTII MetLife Stock Index      2018    21,350,722     8.76 - 98.47     561,844,816
     Sub-Account                  2017    22,657,750    9.30 - 104.14     639,076,662
                                  2016    25,218,819     7.75 - 86.45     594,986,915
                                  2015    25,649,785     7.03 - 78.11     553,515,934
                                  2014    28,264,874     7.03 - 77.90     610,830,233

  BHFTII MFS(R) Total Return      2018       547,628    51.32 - 85.49      35,831,790
     Sub-Account                  2017       607,860    55.73 - 91.35      42,885,568
                                  2016       645,393    50.82 - 81.96      41,309,025
                                  2015       710,775    47.72 - 75.73      42,319,194
                                  2014       756,067    49.00 - 76.52      45,817,455

  BHFTII MFS(R) Value             2018     9,345,345    14.28 - 30.25     247,115,760
     Sub-Account                  2017    10,064,425    16.28 - 34.01     301,209,781
                                  2016    11,015,597    14.16 - 29.18     284,625,248
                                  2015    10,866,190    12.69 - 25.81     249,890,569
                                  2014    10,916,908    13.03 - 26.14     255,401,966



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Loomis Sayles Small      2018         --        1.10 - 2.30     (13.33) - (12.27)
     Cap Core Sub-Account         2017       0.06        1.10 - 2.30         12.35 - 13.70
                                  2016       0.07        1.10 - 2.30         16.27 - 17.67
                                  2015         --        1.10 - 2.30       (3.98) - (2.67)
                                  2014         --        1.20 - 2.30           1.15 - 2.27

  BHFTII Loomis Sayles Small      2018         --        0.90 - 1.50       (1.22) - (0.62)
     Cap Growth Sub-Account       2017         --        0.90 - 1.50         24.80 - 25.55
                                  2016         --        0.90 - 1.50           4.47 - 5.10
                                  2015         --        0.90 - 1.50         (0.08) - 0.52
                                  2014         --        0.90 - 1.50         (0.57) - 0.03

  BHFTII MetLife Aggregate        2018       2.82        0.89 - 2.25       (2.72) - (1.06)
     Bond Index Sub-Account       2017       2.68        0.89 - 2.25           0.65 - 2.35
                                  2016       2.73        0.89 - 2.35         (2.09) - 1.44
                                  2015       2.67        0.89 - 2.35       (2.38) - (0.46)
                                  2014       2.62        0.89 - 2.35           0.54 - 4.87

  BHFTII MetLife Mid Cap          2018       1.05        0.89 - 2.35     (13.63) - (11.95)
     Stock Index Sub-Account      2017       1.21        0.89 - 2.35         12.93 - 14.92
                                  2016       1.06        0.89 - 2.35         17.29 - 19.37
                                  2015       0.97        0.89 - 2.35       (7.24) - (2.52)
                                  2014       0.85        0.89 - 2.35           1.60 - 8.52

  BHFTII MetLife MSCI EAFE(R)     2018       2.81        0.89 - 2.25     (16.05) - (14.68)
     Index Sub-Account            2017       2.51        0.89 - 2.25         21.78 - 23.80
                                  2016       2.41        0.89 - 2.25         (1.28) - 0.44
                                  2015       3.14        0.89 - 2.25       (9.98) - (1.36)
                                  2014       2.43        0.89 - 2.25       (8.42) - (2.81)

  BHFTII MetLife Russell 2000(R)  2018       0.88        0.89 - 2.35     (13.28) - (11.76)
     Index Sub-Account            2017       1.01        0.89 - 2.35         11.65 - 13.66
                                  2016       1.07        0.89 - 2.35         18.12 - 20.21
                                  2015       1.00        0.89 - 2.35       (9.86) - (3.68)
                                  2014       0.96        0.89 - 2.35           2.30 - 4.11

  BHFTII MetLife Stock Index      2018       1.62        0.89 - 2.90       (7.43) - (2.52)
     Sub-Account                  2017       1.60        0.89 - 2.90         17.95 - 20.47
                                  2016       1.84        0.89 - 2.90          8.35 - 10.68
                                  2015       1.57        0.89 - 2.90         (3.80) - 2.90
                                  2014       1.51        0.89 - 2.90          0.87 - 12.36

  BHFTII MFS(R) Total Return      2018       2.15        0.89 - 2.30       (7.92) - (6.41)
     Sub-Account                  2017       2.39        0.89 - 2.30          9.68 - 11.45
                                  2016       2.77        0.89 - 2.30           6.50 - 8.23
                                  2015       2.49        0.89 - 2.30       (2.62) - (1.04)
                                  2014       2.25        0.89 - 2.30           5.95 - 7.68

  BHFTII MFS(R) Value             2018       1.31        0.89 - 2.35     (12.34) - (10.85)
     Sub-Account                  2017       1.88        0.89 - 2.35         14.86 - 16.96
                                  2016       2.08        0.89 - 2.35         11.45 - 13.38
                                  2015       2.49        0.89 - 2.35         (2.68) - 2.26
                                  2014       1.57        0.89 - 2.35           1.99 - 9.83



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII Neuberger Berman        2018     4,313,161    21.08 - 34.16     109,306,453
     Genesis Sub-Account         2017     4,920,073    23.20 - 36.94     136,037,963
                                 2016     5,470,799    20.57 - 32.20     133,113,538
                                 2015     6,339,117    17.77 - 27.37     131,949,869
                                 2014     7,109,782    18.11 - 27.46     150,104,225

  BHFTII T. Rowe Price Large     2018    16,833,803    11.33 - 79.82     259,939,693
     Cap Growth Sub-Account      2017    16,507,642    11.60 - 81.98     261,127,419
                                 2016    17,003,069     8.79 - 62.34     203,478,587
                                 2015    19,853,858     8.76 - 62.33     233,448,817
                                 2014    15,015,374     8.02 - 57.25     166,959,337

  BHFTII T. Rowe Price Small     2018       312,692    32.46 - 48.17      12,116,876
     Cap Growth Sub-Account      2017       336,378    35.58 - 52.00      14,148,515
                                 2016       373,919    29.67 - 42.70      12,987,892
                                 2015       373,434    27.19 - 38.55      11,814,560
                                 2014       321,073    27.11 - 37.87       9,976,420

  BHFTII VanEck Global           2018     6,884,892      8.17 - 9.10      59,956,248
     Natural Resources           2017     7,083,667    11.74 - 12.93      88,061,334
     Sub-Account                 2016     6,924,892    12.08 - 13.17      88,041,249
                                 2015     8,336,502      8.59 - 9.26      74,871,874
                                 2014     6,586,665    13.05 - 13.93      89,288,128

  BHFTII Western Asset           2018    29,089,667    24.90 - 37.54     937,917,920
     Management Strategic Bond   2017    31,331,458    26.57 - 39.37   1,066,892,358
     Opportunities Sub-Account   2016    32,852,094    25.20 - 36.70   1,050,068,498
     (Commenced 11/19/2014)      2015         6,545    27.92 - 31.04         195,310
                                 2014           398            32.02          12,743

  BHFTII Western Asset           2018    12,864,119    14.12 - 20.05     226,871,420
     Management U.S. Government  2017    13,730,177    14.36 - 20.09     244,111,008
     Sub-Account                 2016    14,126,610    14.46 - 19.94     250,345,183
                                 2015    15,069,560    14.65 - 19.92     268,298,667
                                 2014    15,346,536    14.95 - 19.83     276,085,662

  BlackRock Global Allocation    2018       327,579    19.51 - 22.69       6,984,006
     V.I. Sub-Account            2017       128,262    22.44 - 24.78       2,999,343
     (Commenced 11/19/2014)      2016       123,935    20.06 - 21.99       2,582,039
                                 2015        77,369    19.63 - 21.37       1,566,871
                                 2014           402            21.30           8,557

  DWS CROCI(R) International     2018     1,189,127      6.59 - 8.07       9,594,320
     VIP Sub-Account             2017     1,302,718      7.77 - 9.56      12,446,509
                                 2016     1,416,905      6.42 - 7.94      11,250,311
                                 2015     1,563,760      7.92 - 7.99      12,496,599
                                 2014     1,732,959      8.50 - 8.57      14,851,303

  Federated High Income Bond     2018           168            11.39           1,915
     Sub-Account                 2017           168            11.94           2,008
                                 2016         2,435            11.32          27,574
                                 2015         2,503            10.00          25,030
                                 2014         2,534            10.41          26,376



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII Neuberger Berman        2018       0.12        0.89 - 2.35       (9.16) - (7.54)
     Genesis Sub-Account         2017       0.20        0.89 - 2.35         12.81 - 14.73
                                 2016       0.23        0.89 - 2.35         15.64 - 17.63
                                 2015       0.18        0.89 - 2.35       (1.95) - (0.31)
                                 2014       0.22        0.89 - 2.35         (2.62) - 0.40

  BHFTII T. Rowe Price Large     2018       0.21        0.89 - 2.35       (3.46) - (1.82)
     Cap Growth Sub-Account      2017       0.09        0.89 - 2.35         30.39 - 32.68
                                 2016         --        0.89 - 2.35         (0.83) - 0.86
                                 2015         --        0.89 - 2.35         (3.16) - 9.80
                                 2014         --        0.89 - 2.35        (0.04) - 13.92

  BHFTII T. Rowe Price Small     2018       0.05        0.89 - 2.15       (8.78) - (7.38)
     Cap Growth Sub-Account      2017       0.17        0.89 - 2.15         19.94 - 21.80
                                 2016       0.15        0.89 - 2.15          9.11 - 10.75
                                 2015       0.08        0.89 - 2.15         (8.44) - 1.80
                                 2014       0.01        0.89 - 2.15           2.47 - 5.96

  BHFTII VanEck Global           2018         --        1.10 - 2.15     (30.38) - (29.64)
     Natural Resources           2017         --        1.10 - 2.15       (2.85) - (1.82)
     Sub-Account                 2016       0.59        1.10 - 2.15         40.68 - 42.17
                                 2015       0.21        1.10 - 2.15     (34.19) - (33.49)
                                 2014       0.27        1.10 - 2.15     (20.55) - (11.40)

  BHFTII Western Asset           2018       5.30        0.89 - 2.35       (6.27) - (4.65)
     Management Strategic Bond   2017       3.85        0.89 - 2.35           5.43 - 7.27
     Opportunities Sub-Account   2016       2.28        0.89 - 2.35           3.36 - 7.33
     (Commenced 11/19/2014)      2015       3.26        1.10 - 1.60       (3.56) - (2.23)
                                 2014         --               1.10                (0.65)

  BHFTII Western Asset           2018       2.06        0.90 - 2.35       (1.65) - (0.21)
     Management U.S. Government  2017       2.43        0.90 - 2.35         (0.68) - 0.77
     Sub-Account                 2016       2.39        0.90 - 2.35         (1.94) - 0.12
                                 2015       2.04        0.90 - 2.35       (2.02) - (0.40)
                                 2014       1.68        0.95 - 2.35           0.17 - 1.58

  BlackRock Global Allocation    2018       1.44        0.90 - 1.90       (9.05) - (7.53)
     V.I. Sub-Account            2017       1.29        0.90 - 1.60         11.91 - 12.69
     (Commenced 11/19/2014)      2016       1.55        0.90 - 1.60           2.16 - 2.87
                                 2015       2.16        0.90 - 1.60       (5.15) - (0.44)
                                 2014       2.13               1.10                (0.45)

  DWS CROCI(R) International     2018       1.06        0.89 - 1.40     (15.59) - (15.16)
     VIP Sub-Account             2017       7.00        0.89 - 1.40         20.27 - 20.89
                                 2016      10.65        0.89 - 1.40       (0.66) - (0.15)
                                 2015       4.14        1.35 - 1.40       (6.80) - (6.75)
                                 2014       1.76        1.35 - 1.40     (12.99) - (12.95)

  Federated High Income Bond     2018       7.96               1.40                (4.64)
     Sub-Account                 2017      22.71               1.40                  5.46
                                 2016       6.17               1.40                 13.22
                                 2015       5.62               1.40                (3.93)
                                 2014       5.88               1.40                  1.26



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  Federated Kaufman              2018         5,211            11.57          60,276
     Sub-Account                 2017         5,219            11.30          58,964
                                 2016         5,331             8.93          47,589
                                 2015         5,491             8.73          47,958
                                 2014         5,676             8.33          47,253

  Fidelity(R) VIP Asset Manager  2018     3,584,269    16.41 - 17.71      59,276,315
     Sub-Account                 2017     4,080,387    17.58 - 18.88      72,267,994
                                 2016     4,493,375    15.61 - 16.70      70,694,332
                                 2015     4,920,853    15.35 - 16.34      76,132,122
                                 2014     5,426,360    15.54 - 16.47      84,977,763

  Fidelity(R) VIP Contrafund     2018    18,483,447     7.22 - 84.79     516,822,732
     Sub-Account                 2017    20,143,633     7.85 - 91.54     625,750,850
                                 2016    21,259,478     6.55 - 75.90     573,685,439
                                 2015    21,653,047     6.17 - 71.00     581,923,231
                                 2014    20,382,633     6.24 - 71.28     631,948,733

  Fidelity(R) VIP Equity-Income  2018       188,322            20.74       3,905,060
     Sub-Account                 2017       216,963            22.93       4,975,328
                                 2016       230,181            20.60       4,741,279
                                 2015       280,187            17.70       4,959,137
                                 2014       303,711            18.69       5,676,328

  Fidelity(R) VIP FundsManager   2018   275,172,032    13.67 - 13.93   3,795,963,053
     50% Sub-Account             2017   316,884,820    14.72 - 14.98   4,703,906,420
                                 2016   339,562,460    13.13 - 13.34   4,491,693,357
                                 2015   340,402,591    12.86 - 13.05   4,406,702,675
                                 2014   268,426,412    13.11 - 13.28   3,538,458,593

  Fidelity(R) VIP FundsManager   2018   161,436,447    13.20 - 13.42   2,146,738,120
     60% Sub-Account             2017   191,801,626    14.40 - 14.62   2,781,261,557
                                 2016   250,989,708    12.56 - 12.74   3,173,600,531
                                 2015   299,646,067    12.24 - 12.39   3,688,709,449
                                 2014   319,425,019    12.44 - 12.58   3,994,437,491

  Fidelity(R) VIP Government     2018     2,554,414      6.74 - 7.62      17,486,552
     Money Market Sub-Account    2017     2,578,960     6.72 - 10.03      17,602,157
                                 2016     2,758,925     6.77 - 10.16      18,955,221
                                 2015     5,764,747     6.85 - 10.34      49,654,013
                                 2014     5,894,288     6.95 - 10.53      50,947,648

  Fidelity(R) VIP Growth         2018     5,216,221    30.39 - 32.69     160,226,256
     Sub-Account                 2017     5,678,425    30.88 - 33.04     177,086,628
                                 2016     6,179,280    23.17 - 24.67     144,530,563
                                 2015     6,842,558    23.31 - 24.69     160,925,919
                                 2014     7,538,876    22.06 - 23.24     167,673,930

  Fidelity(R) VIP Index 500      2018     1,773,192    31.52 - 33.96      55,902,972
     Sub-Account                 2017     1,974,819    33.45 - 35.88      66,077,861
                                 2016     2,222,100    27.86 - 29.74      61,915,726
                                 2015     2,464,560    25.24 - 26.83      62,224,177
                                 2014     2,778,454    25.25 - 26.71      70,165,982



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  Federated Kaufman              2018         --               1.40                 2.39
     Sub-Account                 2017         --               1.40                26.55
                                 2016         --               1.40                 2.22
                                 2015         --               1.40                 4.90
                                 2014         --               1.40                 8.19

  Fidelity(R) VIP Asset Manager  2018       1.62        0.89 - 1.40      (6.67) - (6.19)
     Sub-Account                 2017       1.84        0.89 - 1.40        12.52 - 13.10
                                 2016       1.45        0.89 - 1.40          1.64 - 2.16
                                 2015       1.53        0.89 - 1.40      (1.25) - (0.75)
                                 2014       1.47        0.89 - 1.40          4.36 - 4.90

  Fidelity(R) VIP Contrafund     2018       0.60        0.89 - 2.25      (8.58) - (7.21)
     Sub-Account                 2017       0.91        0.89 - 2.25        19.06 - 20.80
                                 2016       0.74        0.89 - 2.25          5.15 - 7.05
                                 2015       0.94        0.89 - 2.25      (1.68) - (0.22)
                                 2014       0.89        0.89 - 2.25         9.33 - 10.95

  Fidelity(R) VIP Equity-Income  2018       2.21               1.40               (9.57)
     Sub-Account                 2017       1.70               1.40                11.33
                                 2016       2.16               1.40                16.38
                                 2015       3.11               1.40               (5.30)
                                 2014       2.75               1.40                 7.21

  Fidelity(R) VIP FundsManager   2018       1.34        1.90 - 2.05      (7.14) - (7.00)
     50% Sub-Account             2017       1.14        1.90 - 2.05        12.14 - 12.31
                                 2016       1.24        1.90 - 2.05          2.11 - 2.26
                                 2015       1.25        1.90 - 2.05      (1.89) - (1.75)
                                 2014       1.45        1.90 - 2.05          2.96 - 3.12

  Fidelity(R) VIP FundsManager   2018       1.16        1.90 - 2.05      (8.35) - (8.21)
     60% Sub-Account             2017       0.99        1.90 - 2.05        14.62 - 14.79
                                 2016       1.14        1.90 - 2.05          2.66 - 2.82
                                 2015       1.05        1.90 - 2.05      (1.63) - (1.48)
                                 2014       1.24        1.90 - 2.05          3.27 - 3.42

  Fidelity(R) VIP Government     2018       1.64        0.89 - 1.40          0.23 - 0.75
     Money Market Sub-Account    2017       0.67        0.89 - 2.05      (1.39) - (0.22)
                                 2016       0.18        0.89 - 2.05      (1.85) - (0.68)
                                 2015       0.02        0.89 - 2.05      (2.02) - (0.86)
                                 2014       0.01        0.89 - 2.05      (2.02) - (0.88)

  Fidelity(R) VIP Growth         2018       0.24        0.89 - 1.40      (1.56) - (1.06)
     Sub-Account                 2017       0.22        0.89 - 1.40        33.26 - 33.94
                                 2016       0.04        0.89 - 1.40      (0.60) - (0.09)
                                 2015       0.25        0.89 - 1.40          5.68 - 6.23
                                 2014       0.18        0.89 - 1.40         9.75 - 10.31

  Fidelity(R) VIP Index 500      2018       1.82        0.89 - 1.35      (5.78) - (5.34)
     Sub-Account                 2017       1.77        0.89 - 1.35        20.09 - 20.64
                                 2016       1.44        0.89 - 1.35        10.36 - 10.87
                                 2015       1.93        0.89 - 1.35        (0.02) - 0.44
                                 2014       1.59        0.89 - 1.35        12.05 - 12.56



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31
                                    ---------------------------------------------
                                                    UNIT VALUE
                                                     LOWEST TO           NET
                                        UNITS       HIGHEST ($)      ASSETS ($)
                                    ------------  ---------------  --------------
  Fidelity(R) VIP Mid Cap     2018     5,255,869    57.69 - 69.78     336,722,689
     Sub-Account              2017     5,822,703    68.99 - 82.66     444,177,834
                              2016     6,382,115    58.33 - 69.23     409,695,192
                              2015     6,898,177    53.12 - 62.44     401,284,587
                              2014     7,445,624    55.03 - 64.08     446,277,693

  Fidelity(R) VIP Overseas    2018       290,819    11.76 - 13.38       3,608,965
     Sub-Account              2017       307,530    13.96 - 15.91       4,543,644
                              2016       333,151    10.84 - 12.36       3,832,068
                              2015       376,022    11.55 - 13.19       4,615,792
                              2014       411,275    11.28 - 12.89       4,942,746

  FTVIPT Franklin Income VIP  2018     3,323,429    50.53 - 74.56     218,572,330
     Sub-Account              2017     3,717,519    54.01 - 78.66     259,462,703
                              2016     4,031,843    50.36 - 72.41     260,175,136
                              2015     4,415,184    45.17 - 64.11     253,302,116
                              2014     4,717,186    49.71 - 69.63     294,909,928

  FTVIPT Franklin Mutual      2018     3,418,001    27.65 - 34.13     105,943,384
     Shares VIP Sub-Account   2017     3,858,849    30.99 - 37.89     133,542,917
                              2016     4,164,982    29.15 - 35.30     134,905,092
                              2015     4,536,450    25.60 - 30.71     128,211,487
                              2014     5,080,687    27.45 - 32.61     153,109,223

  FTVIPT Franklin Small Cap   2018     6,690,072     1.59 - 36.86     104,045,294
     Value VIP Sub-Account    2017     7,335,249     1.85 - 42.86     131,376,313
                              2016     7,878,700     1.69 - 39.24     128,270,987
                              2015     8,783,442     1.31 - 13.07     110,998,636
                              2014     9,145,054     1.42 - 14.25     126,502,556

  FTVIPT Templeton Foreign    2018     1,992,730    13.05 - 30.84      58,848,718
     VIP Sub-Account          2017     1,993,298    15.72 - 37.10      70,683,455
                              2016     2,245,781    13.71 - 32.34      68,504,762
                              2015     2,282,942    13.03 - 30.69      66,002,305
                              2014     2,354,783    14.19 - 33.39      73,607,780

  FTVIPT Templeton Global     2018    10,293,632    17.46 - 20.70     196,643,947
     Bond VIP Sub-Account     2017    10,914,647    17.44 - 20.50     207,536,185
                              2016    11,303,555    17.42 - 20.30     213,840,331
                              2015    11,945,145    17.38 - 19.91     222,633,715
                              2014    12,667,617    18.48 - 21.01     250,150,012

  Invesco V.I. American       2018           227             9.85           2,238
     Franchise Sub-Account    2017         1,440            10.37          14,923
                              2016         1,514             8.25          12,495
                              2015         1,825             8.19          14,936
                              2014         1,911             7.90          15,107

  Invesco V.I. Core Equity    2018        16,354             6.73         110,127
     Sub-Account              2017        17,258             7.54         130,081
                              2016        25,350             6.75         171,207
                              2015        27,589             6.21         171,366
                              2014        34,703             6.68         231,978



                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Fidelity(R) VIP Mid Cap     2018       0.40        0.95 - 1.90     (16.39) - (15.58)
     Sub-Account              2017       0.49        0.95 - 1.90         18.28 - 19.40
                              2016       0.31        0.95 - 1.90          6.93 - 10.87
                              2015       0.25        0.95 - 1.90       (3.48) - (2.56)
                              2014       0.02        0.95 - 1.90           4.04 - 5.03

  Fidelity(R) VIP Overseas    2018       1.54        1.15 - 1.40     (16.00) - (15.79)
     Sub-Account              2017       1.41        1.15 - 1.40         28.48 - 28.80
                              2016       1.38        1.15 - 1.40       (6.38) - (6.15)
                              2015       1.31        1.15 - 1.40           2.18 - 2.44
                              2014       1.29        1.15 - 1.40       (9.36) - (9.13)

  FTVIPT Franklin Income VIP  2018       4.83        0.95 - 2.25       (6.45) - (5.21)
     Sub-Account              2017       4.13        0.95 - 2.25           7.24 - 8.64
                              2016       4.98        0.95 - 2.25          8.00 - 12.95
                              2015       4.62        0.95 - 2.25       (9.12) - (7.93)
                              2014       4.98        0.95 - 2.25           2.29 - 3.63

  FTVIPT Franklin Mutual      2018       2.34        0.95 - 1.90      (10.79) - (9.93)
     Shares VIP Sub-Account   2017       2.23        0.95 - 1.90           6.31 - 7.33
                              2016       1.98        0.95 - 1.90         10.51 - 14.96
                              2015       3.00        0.95 - 1.90       (6.73) - (5.84)
                              2014       2.00        0.95 - 1.90           5.11 - 6.11

  FTVIPT Franklin Small Cap   2018       0.89        0.95 - 1.80     (14.44) - (13.70)
     Value VIP Sub-Account    2017       0.52        0.95 - 1.80           8.68 - 9.61
                              2016       0.82        0.95 - 1.80         19.18 - 28.96
                              2015       0.63        0.95 - 1.75       (8.99) - (8.26)
                              2014       0.61        0.95 - 1.75       (1.17) - (0.38)

  FTVIPT Templeton Foreign    2018       2.63        1.55 - 2.30     (17.38) - (16.75)
     VIP Sub-Account          2017       2.62        1.55 - 2.30         14.05 - 14.90
                              2016       1.95        1.55 - 2.30           4.74 - 5.53
                              2015       3.23        1.55 - 2.30       (8.62) - (7.93)
                              2014       1.86        1.55 - 2.30     (13.15) - (12.50)

  FTVIPT Templeton Global     2018         --        0.95 - 1.80           0.11 - 0.97
     Bond VIP Sub-Account     2017         --        0.95 - 1.80           0.11 - 0.96
                              2016         --        0.95 - 1.80           1.15 - 2.04
                              2015       7.91        0.95 - 1.75       (5.97) - (5.21)
                              2014       5.11        0.95 - 1.75           0.07 - 0.87

  Invesco V.I. American       2018         --               1.40                (4.97)
     Franchise Sub-Account    2017       0.08               1.40                 25.58
                              2016         --               1.40                  0.85
                              2015         --               1.40                  3.55
                              2014         --               1.40                  6.93

  Invesco V.I. Core Equity    2018       0.90               1.40               (10.66)
     Sub-Account              2017       0.96               1.40                 11.61
                              2016       0.76               1.40                  8.73
                              2015       1.05               1.40                (7.08)
                              2014       0.87               1.40                  6.64



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  Invesco V.I. Equity and         2018     23,855,831     6.99 - 25.17     560,935,776
     Income Sub-Account           2017     25,769,702     7.84 - 28.15     681,403,273
                                  2016     27,024,285     7.16 - 25.65     654,269,917
                                  2015     28,966,281     6.30 - 22.55     619,311,840
                                  2014     30,622,887     6.54 - 23.37     681,211,301

  Invesco V.I. Growth and         2018             83            11.31             944
     Income Sub-Account           2017             84            13.24           1,110
                                  2016             87            11.74           1,017
                                  2015            654             9.95           6,509
                                  2014            665            10.41           6,927

  Invesco V.I. International      2018      7,312,222     8.72 - 33.11     217,298,662
     Growth Sub-Account           2017      7,575,169    10.40 - 39.43     269,423,754
                                  2016      8,293,250     8.57 - 32.43     243,849,630
                                  2015      8,534,492     8.74 - 32.97     256,390,780
                                  2014      8,820,511     9.07 - 34.18     275,880,972

  Ivy VIP Asset Strategy          2018         16,591    14.87 - 16.73         269,339
     Sub-Account                  2017         19,310    15.98 - 17.89         332,996
     (Commenced 11/19/2014)       2016         15,823    13.72 - 15.29         233,181
                                  2015         20,900    14.31 - 15.87         317,700
                                  2014          2,575    16.67 - 17.51          45,023

  LMPVET ClearBridge Variable     2018     10,306,862    17.15 - 31.62     274,064,297
     Aggressive Growth            2017     10,637,575    19.13 - 34.83     321,469,898
     Sub-Account                  2016     10,932,298    16.82 - 30.24     293,536,621
                                  2015     11,091,987    16.99 - 30.16     300,878,534
                                  2014     11,333,726    17.67 - 30.99     316,448,933

  LMPVET ClearBridge Variable     2018      8,114,870    11.85 - 71.73     393,172,143
     Appreciation Sub-Account     2017      7,854,907    12.31 - 73.70     452,130,395
                                  2016      7,615,066    10.51 - 62.23     405,981,554
                                  2015      7,746,928    41.76 - 57.24     400,323,007
                                  2014      8,268,721    42.06 - 56.87     426,519,441

  LMPVET ClearBridge Variable     2018      7,795,080    15.72 - 26.97     193,406,499
     Dividend Strategy            2017      8,474,807    16.91 - 28.66     224,472,939
     Sub-Account                  2016      8,906,934    14.51 - 24.31     200,725,348
                                  2015      9,391,848    12.92 - 21.38     186,422,315
                                  2014      9,796,222    13.81 - 22.59     205,573,482

  LMPVET ClearBridge Variable     2018         69,686    29.52 - 33.77       2,215,534
     Large Cap Growth             2017        101,448    30.17 - 34.28       3,261,658
     Sub-Account                  2016        121,433    23.83 - 27.67       3,173,371
                                  2015        156,000    22.70 - 26.15       3,887,858
                                  2014        200,379    21.16 - 24.18       4,631,601

  LMPVET ClearBridge Variable     2018        232,863    22.61 - 26.72       5,902,416
     Large Cap Value Sub-Account  2017        248,434    25.39 - 29.77       7,016,572
                                  2016        342,723    22.62 - 26.31       8,591,571
                                  2015        333,277    20.49 - 23.64       7,518,321
                                  2014        369,225    21.58 - 24.70       8,744,177



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Invesco V.I. Equity and         2018       1.97        0.95 - 1.90     (11.44) - (10.59)
     Income Sub-Account           2017       1.45        0.95 - 1.90           8.70 - 9.74
                                  2016       1.64        0.95 - 1.90         10.31 - 13.75
                                  2015       2.30        0.95 - 1.90       (4.42) - (3.51)
                                  2014       1.58        0.95 - 1.90           6.72 - 7.74

  Invesco V.I. Growth and         2018       2.08               1.40               (14.59)
     Income Sub-Account           2017       1.56               1.40                 12.73
                                  2016       0.58               1.40                 18.03
                                  2015       2.94               1.40                (4.41)
                                  2014         --               1.40                  8.75

  Invesco V.I. International      2018       1.81        0.95 - 1.80     (16.73) - (16.01)
     Growth Sub-Account           2017       1.24        0.95 - 1.80         20.54 - 21.57
                                  2016       1.17        0.95 - 1.80       (4.75) - (1.64)
                                  2015       1.28        0.95 - 1.75       (4.31) - (3.54)
                                  2014       1.38        0.95 - 1.75       (1.65) - (0.86)

  Ivy VIP Asset Strategy          2018       1.73        1.10 - 1.60       (6.95) - (6.48)
     Sub-Account                  2017       1.66        1.10 - 1.60         16.40 - 16.98
     (Commenced 11/19/2014)       2016       0.56        1.10 - 1.60       (4.11) - (3.63)
                                  2015       0.36        1.10 - 1.60       (9.80) - (9.35)
                                  2014         --        1.10 - 1.35       (2.27) - (2.24)

  LMPVET ClearBridge Variable     2018       0.58        0.95 - 2.30      (10.44) - (9.22)
     Aggressive Growth            2017       0.49        0.95 - 2.30         13.65 - 15.19
     Sub-Account                  2016       0.65        0.95 - 2.30         (1.10) - 4.06
                                  2015       0.35        0.95 - 2.30       (3.97) - (2.66)
                                  2014       0.17        0.95 - 2.30         17.66 - 19.26

  LMPVET ClearBridge Variable     2018       1.22        0.95 - 2.30       (3.99) - (2.68)
     Appreciation Sub-Account     2017       1.18        0.95 - 2.30         16.84 - 18.42
                                  2016       1.32        0.95 - 2.30           4.49 - 8.73
                                  2015       1.17        0.95 - 2.30         (0.71) - 0.64
                                  2014       1.17        0.95 - 2.30           8.47 - 9.94

  LMPVET ClearBridge Variable     2018       1.38        0.95 - 2.30       (7.03) - (5.90)
     Dividend Strategy            2017       1.35        0.95 - 2.30         16.47 - 17.89
     Sub-Account                  2016       1.44        0.95 - 2.30          6.86 - 13.69
                                  2015       1.65        0.95 - 2.30       (6.48) - (5.34)
                                  2014       2.05        0.95 - 2.30         11.03 - 12.41

  LMPVET ClearBridge Variable     2018       0.26        1.50 - 2.15       (2.12) - (1.48)
     Large Cap Growth             2017       0.22        1.50 - 2.15         23.10 - 23.90
     Sub-Account                  2016       0.48        1.50 - 2.30           4.95 - 5.79
                                  2015       0.43        1.50 - 2.30           7.30 - 8.16
                                  2014       0.48        1.50 - 2.30         11.40 - 12.29

  LMPVET ClearBridge Variable     2018       1.50        1.50 - 2.30     (10.96) - (10.24)
     Large Cap Value Sub-Account  2017       1.28        1.50 - 2.30         12.23 - 13.13
                                  2016       1.62        1.50 - 2.30         10.43 - 11.32
                                  2015       1.41        1.50 - 2.30       (5.08) - (4.31)
                                  2014       1.96        1.50 - 2.30          9.17 - 10.05



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  LMPVET ClearBridge Variable    2018     3,317,005    16.28 - 40.82     104,196,797
     Small Cap Growth            2017     3,504,028    16.06 - 39.84     113,694,790
     Sub-Account                 2016     3,770,232    13.20 - 32.37     102,811,126
                                 2015     3,817,761    21.51 - 30.88     101,595,917
                                 2014     4,105,606    23.02 - 32.61     115,942,801

  LMPVET QS Variable             2018     1,337,369    21.99 - 27.08      33,045,053
     Conservative Growth         2017     1,529,846    23.45 - 28.60      40,132,539
     Sub-Account                 2016     1,657,879    21.04 - 25.43      38,835,887
                                 2015     1,731,301    19.96 - 23.89      38,239,774
                                 2014     1,866,299    20.59 - 24.41      42,335,472

  LMPVET QS Variable Growth      2018     3,186,503    20.10 - 24.75      71,918,076
     Sub-Account                 2017     3,596,291    22.28 - 27.17      89,558,223
                                 2016     3,963,257    19.02 - 22.99      83,823,213
                                 2015     4,234,141    17.87 - 21.39      83,641,315
                                 2014     4,529,329    18.63 - 22.09      92,760,220

  LMPVET QS Variable Moderate    2018        25,741    20.04 - 21.88         547,294
     Growth Sub-Account          2017        34,884    21.80 - 23.70         803,869
                                 2016        45,938    19.03 - 20.61         921,078
                                 2015        67,619    17.96 - 19.37       1,277,408
                                 2014        98,417    18.64 - 20.02       1,923,838

  LMPVIT Western Asset           2018     3,297,946    16.59 - 27.55      80,253,026
     Variable Global High Yield  2017     3,326,625    17.63 - 28.95      87,572,384
     Bond Sub-Account            2016     3,567,957    16.56 - 26.90      87,930,944
                                 2015     4,003,585    18.50 - 23.49      86,641,483
                                 2014     4,320,147    20.11 - 25.19     100,641,688

  MFS(R) VIT Investors Trust     2018           273             9.69           2,648
     Sub-Account                 2017           581            10.40           6,043
                                 2016         1,033             8.55           8,827
                                 2015         1,112             7.98           8,875
                                 2014         1,191             8.08           9,619

  MFS(R) VIT New Discovery       2018           493            16.13           7,947
     Sub-Account                 2017           395            16.60           6,563
                                 2016         3,102            13.29          41,234
                                 2015         3,178            12.36          39,288
                                 2014         3,178            12.78          40,607

  MFS(R) VIT Research            2018         1,848            10.43          19,274
     Sub-Account                 2017         1,908            11.06          21,100
                                 2016         2,377             9.09          21,608
                                 2015         3,091             8.48          26,211
                                 2014         3,115             8.53          26,571

  Morgan Stanley VIF Global      2018        37,631    11.59 - 12.72         462,118
     Infrastructure Sub-Account  2017        40,450    12.79 - 14.46         545,195
     (Commenced 11/19/2014)      2016        41,674    11.55 - 12.97         503,939
                                 2015        32,371    10.20 - 11.38         345,685
                                 2014           664    12.49 - 12.95           8,465



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  LMPVET ClearBridge Variable    2018         --        0.95 - 2.30           1.07 - 2.45
     Small Cap Growth            2017         --        0.95 - 2.30         21.45 - 23.09
     Sub-Account                 2016         --        0.95 - 2.30           3.40 - 9.41
                                 2015         --        0.95 - 2.30       (6.55) - (5.28)
                                 2014         --        0.95 - 2.30           1.71 - 3.09

  LMPVET QS Variable             2018       2.43        0.95 - 1.90       (6.21) - (5.31)
     Conservative Growth         2017       2.35        0.95 - 1.90         11.42 - 12.48
     Sub-Account                 2016       2.42        0.95 - 1.90           5.41 - 6.42
                                 2015       1.95        0.95 - 1.90       (3.05) - (2.12)
                                 2014       2.46        0.95 - 1.90           2.93 - 3.92

  LMPVET QS Variable Growth      2018       2.54        0.95 - 1.90       (9.78) - (8.92)
     Sub-Account                 2017       1.79        0.95 - 1.90         17.10 - 18.21
                                 2016       1.45        0.95 - 1.90           6.46 - 7.47
                                 2015       1.33        0.95 - 1.90       (4.07) - (3.16)
                                 2014       1.77        0.95 - 1.90           2.72 - 3.70

  LMPVET QS Variable Moderate    2018       2.09        1.50 - 1.90       (8.05) - (7.68)
     Growth Sub-Account          2017       1.91        1.50 - 1.90         14.54 - 14.99
                                 2016       1.85        1.50 - 1.90           5.96 - 6.39
                                 2015       1.47        1.50 - 1.90       (3.64) - (3.25)
                                 2014       1.74        1.50 - 1.90           2.93 - 3.34

  LMPVIT Western Asset           2018       5.15        0.95 - 2.30       (6.12) - (4.83)
     Variable Global High Yield  2017       5.18        0.95 - 2.30           6.19 - 7.63
     Bond Sub-Account            2016       6.08        0.95 - 2.30          8.61 - 14.51
                                 2015       5.96        0.95 - 2.30       (7.98) - (6.73)
                                 2014       7.11        0.95 - 2.30       (3.40) - (2.09)

  MFS(R) VIT Investors Trust     2018       0.57               1.40                (6.81)
     Sub-Account                 2017       0.61               1.40                 21.64
                                 2016       0.86               1.40                  7.08
                                 2015       0.92               1.40                (1.18)
                                 2014       0.61               1.40                  9.46

  MFS(R) VIT New Discovery       2018         --               1.40                (2.85)
     Sub-Account                 2017         --               1.40                 24.90
                                 2016         --               1.40                  7.54
                                 2015         --               1.40                (3.25)
                                 2014         --               1.40                (8.55)

  MFS(R) VIT Research            2018       0.70               1.40                (5.71)
     Sub-Account                 2017       1.34               1.40                 21.66
                                 2016       0.78               1.40                  7.22
                                 2015       0.73               1.40                (0.60)
                                 2014       0.79               1.40                  8.67

  Morgan Stanley VIF Global      2018       2.79        1.10 - 1.60       (9.36) - (8.90)
     Infrastructure Sub-Account  2017       2.19        0.90 - 1.60         10.76 - 11.54
     (Commenced 11/19/2014)      2016       2.10        0.90 - 1.60         13.14 - 13.94
                                 2015       1.43        0.90 - 1.60     (15.25) - (12.01)
                                 2014         --        1.10 - 1.35           0.27 - 0.30



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ----------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                        UNITS        HIGHEST ($)      ASSETS ($)
                                    ------------  ----------------  --------------
  Neuberger Berman Genesis    2018           181             28.18           5,089
     Sub-Account              2017           181             30.49           5,505
                              2016           246             26.63           6,564
                              2015           317             22.76           7,222
                              2014           393             22.93           9,013

  Oppenheimer VA Global       2018        24,090       9.35 - 9.59         228,840
     Multi-Alternatives       2017        25,489      9.83 - 10.03         253,664
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government   2018           585              5.25           3,069
     Money Sub-Account        2017           613              5.25           3,219
                              2016           640              5.30           3,396
                              2015           668              5.38           3,592
                              2014           696              5.45           3,793

  Oppenheimer VA Main Street  2018     2,862,403     19.17 - 33.35      88,702,351
     Small Cap Sub-Account    2017     3,322,847     21.68 - 37.64     116,688,023
                              2016     3,684,082     19.26 - 33.36     115,192,944
                              2015     4,053,883     16.54 - 28.62     109,248,990
                              2014     4,346,502     17.83 - 30.77     126,466,514

  Oppenheimer VA Main Street  2018         1,395              9.32          12,998
     Sub-Account              2017        11,112             10.26         113,981
                              2016        11,492              8.90         102,246
                              2015        12,936              8.08         104,564
                              2014        13,372              7.93         106,085

  PIMCO VIT                   2018        61,287       6.04 - 6.17         375,089
     CommodityRealReturn(R)   2017        64,010       7.17 - 7.28         463,243
     Strategy Sub-Account     2016        64,637       7.15 - 7.22         464,850
     (Commenced 11/19/2014)   2015        39,333       6.34 - 6.37         250,085
                              2014         1,515       8.69 - 8.70          13,170

  PIMCO VIT Dynamic Bond      2018        53,631     10.08 - 10.29         546,932
     Sub-Account              2017        55,031     10.17 - 10.33         564,134
     (Commenced 11/19/2014)   2016        56,423       9.87 - 9.98         560,051
                              2015        29,245       9.61 - 9.66         281,863
                              2014           478              9.96           4,759

  PIMCO VIT Emerging Markets  2018        79,304     10.26 - 10.51         827,015
     Bond Sub-Account         2017        82,983     10.98 - 11.17         921,470
     (Commenced 11/19/2014)   2016        62,989     10.18 - 10.29         645,743
                              2015        44,282       9.16 - 9.21         406,796
                              2014         1,592              9.55          15,202

  Pioneer VCT Mid Cap Value   2018     1,148,743     38.76 - 49.20      50,850,983
     Sub-Account              2017     1,243,008     49.10 - 61.71      69,380,389
                              2016     1,342,318     44.36 - 55.19      67,321,539
                              2015     1,461,366     38.92 - 47.94      63,990,328
                              2014     1,581,277     42.37 - 51.68      74,902,996



                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Neuberger Berman Genesis    2018       0.01               0.89                (7.57)
     Sub-Account              2017       0.08               0.89                 14.48
                              2016       0.06               0.89                 17.01
                              2015       0.05               0.89                (0.74)
                              2014       0.05               0.89                (1.19)

  Oppenheimer VA Global       2018       0.17        1.10 - 1.60       (4.85) - (4.37)
     Multi-Alternatives       2017       0.82        1.10 - 1.60       (1.68) - (1.35)
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government   2018       1.34               1.40                (0.06)
     Money Sub-Account        2017       0.38               1.40                (1.00)
                              2016         --               1.40                (1.38)
                              2015         --               1.40                (1.38)
                              2014         --               1.40                (1.38)

  Oppenheimer VA Main Street  2018       0.06        0.95 - 1.80     (12.14) - (11.39)
     Small Cap Sub-Account    2017       0.65        0.95 - 1.80         11.88 - 12.84
                              2016       0.25        0.95 - 1.80         12.92 - 16.56
                              2015       0.64        0.95 - 1.75       (7.72) - (6.98)
                              2014       0.63        0.95 - 1.75          9.72 - 10.60

  Oppenheimer VA Main Street  2018       1.18               1.40                (9.17)
     Sub-Account              2017       1.25               1.40                 15.29
                              2016       1.14               1.40                 10.07
                              2015       0.92               1.40                  1.89
                              2014       0.84               1.40                  9.16

  PIMCO VIT                   2018       1.82        1.10 - 1.60     (15.70) - (15.27)
     CommodityRealReturn(R)   2017      10.97        1.10 - 1.60           0.32 - 0.82
     Strategy Sub-Account     2016       0.90        1.10 - 1.60         12.80 - 13.37
     (Commenced 11/19/2014)   2015       2.13        1.10 - 1.60     (27.09) - (26.72)
                              2014       0.20        1.10 - 1.35     (13.36) - (13.33)

  PIMCO VIT Dynamic Bond      2018       2.37        1.10 - 1.60       (0.88) - (0.38)
     Sub-Account              2017       1.41        1.10 - 1.60           3.04 - 3.55
     (Commenced 11/19/2014)   2016       1.42        1.10 - 1.60           2.77 - 3.28
                              2015       4.52        1.10 - 1.60       (3.52) - (3.04)
                              2014       0.04               1.35                (0.10)

  PIMCO VIT Emerging Markets  2018       3.82        0.95 - 1.60       (6.53) - (5.92)
     Bond Sub-Account         2017       4.77        0.95 - 1.60           7.81 - 8.51
     (Commenced 11/19/2014)   2016       4.97        0.95 - 1.60         11.18 - 11.91
                              2015       5.03        1.10 - 1.60       (4.08) - (3.60)
                              2014       0.32        1.10 - 1.60       (3.46) - (3.40)

  Pioneer VCT Mid Cap Value   2018       0.46        0.95 - 1.95     (21.06) - (20.26)
     Sub-Account              2017       0.62        0.95 - 1.95         10.70 - 11.80
                              2016       0.47        0.95 - 1.95         10.51 - 15.13
                              2015       0.55        0.95 - 1.95       (8.16) - (7.24)
                              2014       0.65        0.95 - 1.95         12.58 - 13.71



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Pioneer VCT Real Estate      2018         7,520    26.52 - 30.46         211,095
     Shares Sub-Account        2017         7,888    29.25 - 33.35         243,714
                               2016         8,268    28.88 - 32.67         252,027
                               2015         8,230    27.82 - 31.25         240,901
                               2014         8,772    27.15 - 30.26         249,879

  T. Rowe Price Government     2018        10,481            17.17         179,949
     Money Sub-Account         2017        22,810            17.07         389,371
                               2016        31,086            17.14         532,685
                               2015        28,754            17.29         497,039
                               2014        52,254           143.75       7,511,742

  T. Rowe Price Growth Stock   2018        34,907           206.26       7,200,178
     Sub-Account               2017        38,028           210.28       7,996,385
                               2016        40,267           158.76       6,392,650
                               2015        44,692           157.95       7,058,976
                               2014        52,254           143.75       7,511,742

  T. Rowe Price International  2018        26,491            16.83         445,745
     Stock Sub-Account         2017        26,224            19.73         517,492
                               2016        24,670            15.53         383,175
                               2015        27,270            15.32         417,754
                               2014        39,998            15.58         623,024

  TAP 1919 Variable Socially   2018         3,756    41.43 - 46.09         167,444
     Responsive Balanced       2017         3,165    42.63 - 47.23         146,640
     Sub-Account               2016         3,566    37.21 - 41.07         143,946
                               2015         5,634    35.70 - 39.24         215,832
                               2014         6,406    37.02 - 40.53         253,840

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Pioneer VCT Real Estate      2018       2.45        1.20 - 1.95      (9.33) - (8.65)
     Shares Sub-Account        2017       2.29        1.20 - 1.95          1.31 - 2.07
                               2016       3.27        1.20 - 1.95          3.78 - 4.56
                               2015       2.06        1.20 - 1.95          2.50 - 3.27
                               2014       2.29        1.20 - 1.95        28.04 - 29.00

  T. Rowe Price Government     2018       1.39               0.89                 0.58
     Money Sub-Account         2017       0.49               0.89               (0.38)
                               2016       0.02               0.89               (0.87)
                               2015       0.01               0.89               (0.88)
                               2014         --               0.89                 7.86

  T. Rowe Price Growth Stock   2018       0.16               0.89               (1.91)
     Sub-Account               2017       0.24               0.89                32.45
                               2016       0.07               0.89                 0.51
                               2015         --               0.89                 9.87
                               2014         --               0.89                 7.86

  T. Rowe Price International  2018       1.39               0.89              (14.73)
     Stock Sub-Account         2017       1.54               0.89                27.05
                               2016       1.14               0.89                 1.39
                               2015       0.80               0.89               (1.65)
                               2014       1.13               0.89               (1.70)

  TAP 1919 Variable Socially   2018       1.12        1.50 - 1.90      (2.82) - (2.42)
     Responsive Balanced       2017       1.00        1.50 - 1.90        14.55 - 15.01
     Sub-Account               2016       0.88        1.50 - 1.90          4.24 - 4.65
                               2015       1.19        1.50 - 1.90      (3.56) - (3.18)
                               2014       0.87        1.50 - 1.90          7.25 - 7.68

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31, 2018, 2017 and
  2016:
 Consolidated Balance Sheets...........................................................................    3
 Consolidated Statements of Operations.................................................................    4
 Consolidated Statements of Comprehensive Income (Loss)................................................    5
 Consolidated Statements of Equity.....................................................................    6
 Consolidated Statements of Cash Flows.................................................................    7
Notes to the Consolidated Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..............    9
 Note 2 -- Segment Information.........................................................................    21
 Note 3 -- Organizational Changes......................................................................    25
 Note 4 -- Insurance...................................................................................    26
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.........    31
 Note 6 -- Reinsurance.................................................................................    32
 Note 7 -- Investments.................................................................................    37
 Note 8 -- Derivatives.................................................................................    48
 Note 9 -- Fair Value..................................................................................    59
 Note 10 -- Long-term Debt.............................................................................    69
 Note 11 -- Equity.....................................................................................    70
 Note 12 -- Other Revenues and Other Expenses..........................................................    75
 Note 13 -- Income Tax.................................................................................    76
 Note 14 -- Contingencies, Commitments and Guarantees..................................................    79
 Note 15 -- Related Party Transactions.................................................................    81
 Note 16 -- Subsequent Events..........................................................................    82
Financial Statement Schedules at December 31, 2018 and 2017 and for the Years Ended December 31, 2018,
  2017 and 2016:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties........    83
 Schedule II -- Condensed Financial Information (Parent Company Only)..................................    84
 Schedule III -- Consolidated Supplementary Insurance Information......................................    89
 Schedule IV -- Consolidated Reinsurance...............................................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 5, 2019

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                                2018       2017
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $59,672 and $58,599, respectively).......................................................  $ 61,348   $ 63,333
Equity securities, at estimated fair value................................................       140        161
Mortgage loans (net of valuation allowances of $56 and $46, respectively).................    13,596     10,640
Policy loans..............................................................................     1,001      1,106
Real estate joint ventures................................................................       451        433
Other limited partnership interests.......................................................     1,839      1,667
Short-term investments, principally at estimated fair value...............................        --        269
Other invested assets, principally at estimated fair value................................     3,037      2,519
                                                                                           ---------  ---------
   Total investments......................................................................    81,412     80,128
Cash and cash equivalents.................................................................     3,494      1,363
Accrued investment income.................................................................       704        575
Premiums, reinsurance and other receivables...............................................    13,113     12,918
Deferred policy acquisition costs and value of business acquired..........................     5,086      5,623
Current income tax recoverable............................................................         1        735
Other assets..............................................................................       509        547
Separate account assets...................................................................    91,511    110,156
                                                                                           ---------  ---------
     Total assets.........................................................................  $195,830   $212,045
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 35,588   $ 35,715
Policyholder account balances.............................................................    39,330     37,069
Other policy-related balances.............................................................     2,728      2,720
Payables for collateral under securities loaned and other transactions....................     5,047      4,158
Long-term debt............................................................................       434         46
Current income tax payable................................................................         2         --
Deferred income tax liability.............................................................       944        894
Other liabilities.........................................................................     3,455      4,419
Separate account liabilities..............................................................    91,511    110,156
                                                                                           ---------  ---------
   Total liabilities......................................................................   179,039    195,177
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,090)    (4,132)
Accumulated other comprehensive income (loss).............................................       718      1,837
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    16,776     16,853
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    16,791     16,868
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $195,830   $212,045
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                              2018     2017     2016
                                                                                           -------  -------  -------
Revenues
Premiums..................................................................................  $  869  $   828  $ 1,180
Universal life and investment-type product policy fees....................................   3,190    3,156    3,097
Net investment income.....................................................................   3,235    2,973    3,111
Other revenues............................................................................     287      336      709
Net investment gains (losses).............................................................    (204)     (27)     (67)
Net derivative gains (losses).............................................................     745   (1,468)  (5,770)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   8,122    5,798    2,260
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,180    3,594    3,738
Interest credited to policyholder account balances........................................   1,047    1,076    1,131
Amortization of deferred policy acquisition costs and value of business acquired..........   1,011      916     (225)
Other expenses............................................................................   1,763    1,833    2,081
                                                                                           -------  -------  -------
 Total expenses...........................................................................   7,001    7,419    6,725
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................   1,121   (1,621)  (4,465)
Provision for income tax expense (benefit)................................................     153     (738)  (1,690)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................     968     (883)  (2,775)
Less: Net income (loss) attributable to noncontrolling interests..........................       1       --       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  967  $  (883) $(2,775)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                   2018     2017     2016
                                                                                                -------  -------  -------
Net income (loss).............................................................................. $   968    $(883) $(2,775)
Other comprehensive income (loss):.............................................................
Unrealized investment gains (losses), net of related offsets...................................  (1,355)     590     (535)
Unrealized gains (losses) on derivatives.......................................................      22     (166)      27
Foreign currency translation adjustments.......................................................      (4)       9       (3)
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................  (1,337)     433     (511)
Income tax (expense) benefit related to items of other comprehensive income (loss).............     297      156      165
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................  (1,040)     589     (346)
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................     (72)    (294)  (3,121)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1       --       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................ $   (73)   $(294) $(3,121)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2015........      $75      $16,850     $   117        $ 1,594         $18,636             $--   $18,636
Capital contributions from MetLife,
 Inc................................                 1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc......                    --        (261)                          (261)                     (261)
Return of capital...................                   (26)                                       (26)                      (26)
Net income (loss)...................                            (2,775)            --          (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax..................                                             (346)           (346)                     (346)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........       75       18,461      (2,919)         1,248          16,865              --    16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax (Note 1).........                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........      $75      $19,073     $(3,090)       $   718         $16,776             $15   $16,791
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                        2018      2017      2016
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    968  $   (883) $ (2,775)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       14        25        56
  Amortization of premiums and accretion of discounts associated with investments, net.............     (259)     (271)     (231)
  (Gains) losses on investments, net...............................................................      204        27        67
  (Gains) losses on derivatives, net...............................................................     (102)    3,084     6,998
  (Income) loss from equity method investments, net of dividends and distributions.................      (66)      (50)       26
  Interest credited to policyholder account balances...............................................    1,047     1,076     1,131
  Universal life and investment-type product policy fees...........................................   (3,190)   (3,156)   (3,097)
  Goodwill impairment..............................................................................       --        --       381
  Change in accrued investment income..............................................................     (177)      (80)      (35)
  Change in premiums, reinsurance and other receivables............................................     (224)       55        45
  Change in deferred policy acquisition costs and value of business acquired, net..................      689       660      (555)
  Change in income tax.............................................................................    1,111        --    (1,830)
  Change in other assets...........................................................................    2,063     2,176     2,152
  Change in future policy benefits and other policy-related balances...............................    1,386     1,522     2,404
  Change in other liabilities......................................................................       94      (314)     (590)
  Other, net.......................................................................................       63        75       (16)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    3,621     3,946     4,131
                                                                                                    --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................   15,621    16,409    45,460
  Equity securities................................................................................       22        97       224
  Mortgage loans...................................................................................      793       761     1,560
  Real estate joint ventures.......................................................................       87        77       446
  Other limited partnership interests..............................................................      187       262       417
Purchases of:
  Fixed maturity securities........................................................................  (16,427)  (17,811)  (39,097)
  Equity securities................................................................................       (2)       (2)      (58)
  Mortgage loans...................................................................................   (3,890)   (2,044)   (2,847)
  Real estate joint ventures.......................................................................      (31)     (268)      (75)
  Other limited partnership interests..............................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives..........................................    1,802     1,859       707
Cash paid in connection with freestanding derivatives..............................................   (2,938)   (3,829)   (2,764)
Issuance of loan to affiliate......................................................................       (2)       --        --
Sale of operating joint venture interest to a former affiliate.....................................       --        42        --
Receipts on loans to a former affiliate............................................................       --        --        50
Net change in policy loans.........................................................................      105       (14)      109
Net change in short-term investments...............................................................      269     1,057       596
Net change in other invested assets................................................................      (17)      (16)        7
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................ $ (4,748) $ (3,683) $  4,532
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                     2018      2017      2016
                                                                                 --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.......................................................................  $ 5,899   $ 4,381  $ 10,040
 Withdrawals....................................................................   (3,400)   (3,114)  (12,292)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      889    (3,139)   (3,251)
Long-term debt issued...........................................................      228        --        --
Long-term debt repaid...........................................................       (9)      (13)      (26)
Returns of capital..............................................................       --    (3,425)       --
Capital contributions...........................................................       --     1,300     1,688
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................       --       202        --
Dividend paid to MetLife, Inc...................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (303)     (149)   (1,011)
Other, net......................................................................      (46)       --        --
                                                                                 --------  --------  --------
Net cash provided by (used in) financing activities.............................    3,258    (3,957)   (5,113)
                                                                                 --------  --------  --------
Change in cash, cash equivalents and restricted cash............................    2,131    (3,694)    3,550
Cash, cash equivalents and restricted cash, beginning of year...................    1,363     5,057     1,507
                                                                                 --------  --------  --------
Cash, cash equivalents and restricted cash, end of year.........................  $ 3,494   $ 1,363  $  5,057
                                                                                 ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest.......................................................................  $     3   $    81  $    130
                                                                                 ========  ========  ========
 Income tax.....................................................................  $  (891)  $  (684) $    150
                                                                                 ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates...................  $    --   $    --  $  4,030
                                                                                 ========  ========  ========
 Transfer of mortgage loans from former affiliates..............................  $    --   $    --  $    662
                                                                                 ========  ========  ========
 Transfer of short-term investments from former affiliates......................  $    --   $    --  $     94
                                                                                 ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.....................  $    --   $   293  $    346
                                                                                 ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance
   transactions.................................................................  $    --   $    --  $    676
                                                                                 ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance
   transactions.................................................................  $    --   $   293  $     --
                                                                                 ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("Brighthouse Holdings"), which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation".) Until the completion of the Separation on August 4, 2017, Brighthouse Financial, Inc. ("BHF," together with its subsidiaries and affiliates, "Brighthouse Financial") was a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include Brighthouse Life Insurance Company and certain affiliates in the separated business. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings to BHF, resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of BHF. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 80.8% of MetLife, Inc.'s interest in BHF, to holders of MetLife, Inc. common stock.

   On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Additionally, effective January 1, 2018 the Company recorded an increase to other liabilities of $46 million, a decrease to deferred tax liabilities of $22 million, a decrease to accumulated other comprehensive income ("AOCI") of $64 million, and an increase to retained earnings (deficit) of $40 million, to reflect an adjustment, net of tax, to prior year accretion of certain investments in redeemable preferred stock.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term, whole-life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      See "--Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     See Note 5 for additional information on DAC and VOBA.

     The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, the difference, if any, between the amounts paid or received, and the liabilities ceded or assumed related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs") and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See
  Note 4 for additional details of guarantees accounted for as insurance liabilities.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked annuities

     The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the account value is accreted up to the initial deposit over the estimated life of the contract.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income. In connection with changes in its variable annuity hedging strategy, the Company discontinued presenting changes in the estimated fair value of the derivatives in future policy benefits in 2018.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable and indexed-linked annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated and measured at fair value, separately from the host contract. The Company bifurcates embedded derivatives when a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and the underlying contract is not already measured at estimated fair value with changes recorded in earnings.

      See "-- Variable Annuity Guarantees", "-- Index-Linked Annuities" and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, limited deductibility of interest expense, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act were effective as of January 1, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In December 2017, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. The Company completed its accounting for the tax effects of the Tax Act as of December 31, 2018.

     The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in AOCI. The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted statutory tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2018 did not have a material impact on its consolidated financial statements. ASUs adopted as of December 31, 2018 are summarized in the table below.

Standard                             Description                  Effective Date       Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial  The new guidance changes the current   January 1, 2018       The Company 1) reclassified net
Instruments - Overall:  accounting guidance related to         using the modified    unrealized gains related to equity
Recognition and         (i) the classification and             retrospective method  securities previously classified as
Measurement of          measurement of certain equity                                AFS from AOCI to retained
Financial Assets and    investments, (ii) the presentation of                        earnings (deficit) and 2) increased
Financial               changes in the fair value of                                 the carrying value of equity
Liabilities             financial liabilities measured under                         investments previously accounted
                        the fair value option that are due to                        for under the cost method to
                        instrument-specific credit risk, and                         estimated fair value. The
                        (iii) certain disclosures associated                         cumulative effect of the adoption
                        with the fair value of financial                             is a net increase to retained
                        instruments. Additionally, there will                        earnings (deficit) of $38 million
                        no longer be a requirement to assess                         and a net decrease of $15 million
                        equity securities for impairment                             to AOCI, after taxes.
                        since such securities will be
                        measured at fair value through net
                        income.
-------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue     For those contracts that are           January 1, 2018       The adoption did not have an
from Contracts with     impacted, the guidance will require    using the modified    impact on the Company's
Customers (Topic 606)   an entity to recognize revenue upon    retrospective method  financial statements other than
                        the transfer of promised goods or                            expanded disclosures in Note 12.
                        services to customers in an amount
                        that reflects the consideration to
                        which the entity expects to be
                        entitled, in exchange for those goods
                        or services.
-------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   ASUs issued but not yet adopted as of December 31, 2018 are summarized in the table below.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,             The amendments to Topic 350 require the          January 1, 2020      The Company is currently
Intangibles- Goodwill    capitalization of certain implementation costs   using the            evaluating the impact of this
and Other-Internal-Use   incurred in a cloud computing arrangement that   prospective method   guidance on its financial
Software (Subtopic 350-  is a service contract. The requirements align    or retrospective     statements.
40): Customer's          with the existing requirements to capitalize     method (with early
Accounting for           implementation costs incurred to develop or      adoption permitted)
Implementation Costs     obtain internal-use software.
Incurred in a Cloud
Computing Arrangement
That Is a Service
Contract
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial   The amendments to Topic 944 will result in       January 1, 2021      The Company is in the early
Services -Insurance      significant changes to the accounting for        using a modified     stages of evaluating the new
(Topic 944): Targeted    long-duration insurance contracts. These         retrospective        guidance and therefore is unable
Improvements to the      changes (1) require all guarantees that qualify  method for the new   to estimate the impact to its
Accounting for Long-     as market risk benefits to be measured at fair   market risk benefit  financial statements. The most
Duration Contracts       value, (2) require more frequent updating of     guidance and         significant impact will be the
                         assumptions and modify existing discount rate    prospective          requirement to measure all
                         requirements for certain insurance liabilities,  methods for the      variable annuity guarantees at
                         (3) modify the methods of amortization for       increased            fair value.
                         deferred acquisition costs, and (4) require new  frequency of qualitative and quantitative disclosures around  updating
                         insurance contract asset and liability balances  assumptions, the and the judgments, assumptions and methods used  new discount rate
                         to measure those balances.                       requirements and
                                                                          DAC amortization
                                                                          changes. Early
                                                                          adoption is
                                                                          permitted
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,             The amendments to Topic 815 (i) refine and       January 1, 2019      The Company does not expect a
Derivatives and Hedging  expand the criteria for achieving hedge          using modified       material impact on its financial
(Topic 815): Targeted    accounting on certain hedging strategies,        retrospective        statements from adoption of the
Improvements to          (ii) require the earnings effect of the hedging  method (with early   new guidance.
Accounting for Hedging   instrument be presented in the same line item    adoption permitted)
Activities               in which the earnings effect of the hedged item
                         is reported, and (iii) eliminate the
                         requirement to separately measure and report
                         hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial   The amendments to Topic 326 replace the          January 1, 2020      The Company is currently
Instruments - Credit     incurred loss impairment methodology for         using the modified   evaluating the impact of this
Losses (Topic 326):      certain financial instruments with one that      retrospective        guidance on its financial
Measurement of Credit    reflects expected credit losses based on         method (with early   statements. The Company
Losses on Financial      historical loss information, current             adoption permitted   expects the most significant
Instruments              conditions, and reasonable and supportable       beginning            impacts to be earlier recognition
                         forecasts. The new guidance also requires that   January 1, 2019)     of impairments on mortgage loan
                         an OTTI on a debt security will be recognized                         investments.
                         as an allowance going forward, such that
                         improvements in expected future cash flows
                         after an impairment will no longer be reflected
                         as a prospective yield adjustment through net
                         investment income, but rather a reversal of the
                         previous impairment and recognized through
                         realized investment gains and losses.
---------------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long term care and workers compensation business reinsured through 100% quota share reinsurance agreements, and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding (i) the impact of market volatility, which could distort trends, and (ii) businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Beginning in the first quarter of 2018, the Company changed the methodology for how capital is allocated to segments and, in some cases, products (the "Portfolio Realignment"). Segment investment and capitalization targets are now based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Previously, invested assets held in the segments were based on net GAAP liabilities. Excess capital was retained in Corporate & Other and allocated to segments based on an internally developed statistics based capital model intended to capture the material risks to which the Company was exposed (referred to as "allocated equity"). Surplus assets in excess of the combined allocations to the segments were held in Corporate & Other with net investment income being credited back to the segments at a predetermined rate. Any excess or shortfall in net investment income from surplus assets was recognized in Corporate & Other.

   The Portfolio Realignment had no effect on the Company's consolidated net income (loss) attributable to Brighthouse Life Insurance Company or adjusted earnings, but it did impact segment results for the year ended December 31, 2018. It was not practicable to determine the impact of the Portfolio Realignment to adjusted earnings in prior periods; however, the Company estimates that pre-tax adjusted earnings in the Life segment for the year ended December 31, 2018 increased between $80 million and $100 million as a result of the change, with most of the offsetting impact in the Run-off segment. Impacts to the Annuities segment and Corporate & Other would not have been significantly different under the previous allocation method.

   In addition, the total assets recognized in the segments changed as a result of the Portfolio Realignment. Total assets (on a book value basis) in the Annuities and Life segments increased approximately $2 billion and approximately $3 billion, respectively, under the new allocation method. The Run-off segment and Corporate & Other experienced decreases in total assets of approximately $3 billion and approximately $2 billion, respectively, as a result of the Portfolio Realignment.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                           Operating Results
                                                                         -----------------------------------------------------

                                                                                                         Corporate
                                                                         Annuities    Life     Run-off    & Other        Total
Year Ended December 31, 2018                                             ---------- -------- ----------  ---------  ----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................... $    1,179 $    211 $      (58) $    (229)     $1,103
Provision for income tax expense (benefit)..............................        201       43        (14)       (73)        157
                                                                         ---------- -------- ----------  ---------  ----------
Post-tax adjusted earnings..............................................        978      168        (44)      (156)        946
Less: Net income (loss) attributable to noncontrolling interests........         --       --         --          1           1
                                                                         ---------- -------- ----------  ---------  ----------
 Adjusted earnings...................................................... $      978 $    168 $      (44) $    (157)        945
                                                                         ========== ======== ==========  =========
Adjustments for:
Net investment gains (losses)...........................................                                                  (204)
Net derivative gains (losses)...........................................                                                   745
Other adjustments to net income.........................................                                                  (523)
Provision for income tax (expense) benefit..............................                                                     4
                                                                                                                    ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                                $  967
                                                                                                                    ==========
Interest revenue........................................................ $    1,523 $    373 $    1,309  $      44
Interest expense........................................................ $       -- $     -- $       --  $       6

                                                                                                         Corporate &
 Balance at December 31, 2018                                            Annuities    Life     Run-off      Other      Total
-----------------------------------------------------------------------  ---------- --------- ---------- ----------- ----------
                                                                                             (In millions)
 Total assets........................................................... $  137,079 $  14,928 $   32,390  $   11,433 $  195,830
 Separate account assets................................................ $   88,138 $   1,732 $    1,641  $       -- $   91,511
 Separate account liabilities........................................... $   88,138 $   1,732 $    1,641  $       -- $   91,511

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2017                                            Annuities   Life   Run-off    & Other        Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,230 $   (68) $  (466)     $  (114)  $    582
 Provision for income tax expense (benefit).............................       323     (30)    (172)         338        459
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................       907     (38)    (294)        (452)       123
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $    907 $   (38) $  (294)     $  (452)       123
                                                                          ======== =======  =======      =======
 Adjustments for:
 Net investment gains (losses)..........................................                                                (27)
 Net derivative gains (losses)..........................................                                             (1,468)
 Other adjustments to net income........................................                                               (708)
 Provision for income tax (expense) benefit.............................                                              1,197
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $   (883)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,263 $   300  $ 1,399      $   142
 Interest expense.......................................................  $     -- $    (4) $    23      $    39

                                                                                                     Corporate &
 Balance at December 31, 2017                                            Annuities   Life   Run-off     Other       Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Total assets...........................................................  $149,920 $13,044  $36,719      $12,362   $212,045
 Separate account assets................................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156
 Separate account liabilities...........................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156

                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2016                                            Annuities   Life   Run-off    & Other      Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,494 $     6  $  (249)     $    23   $  1,274
 Provision for income tax expense (benefit).............................       441      --      (90)         (10)       341
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................     1,053       6     (159)          33        933
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $  1,053 $     6  $  (159)     $    33        933
                                                                          ======== =======  =======  ===========
 Adjustments for:
 Net investment gains (losses)..........................................                                                (67)
 Net derivative gains (losses)..........................................                                             (5,770)
 Other adjustments to net income........................................                                                 98
 Provision for income tax (expense) benefit.............................                                              2,031
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $ (2,775)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,446 $   351  $ 1,411      $   197
 Interest expense.......................................................  $     -- $    --  $    60      $    67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2018         2017          2016
                                                                       ------------ ------------  ------------
                                                                                    (In millions)
Annuities............................................................. $      3,921 $      3,721  $      4,423
Life..................................................................        1,160        1,036         1,036
Run-off...............................................................        2,112        2,148         2,313
Corporate & Other.....................................................          147          250           338
Adjustments...........................................................          782       (1,357)       (5,850)
                                                                       ------------ ------------  ------------
 Total................................................................ $      8,122 $      5,798  $      2,260
                                                                       ============ ============  ============

     The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2018         2017         2016
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,662 $      2,729 $      3,411
Life insurance products...............................................        1,677        1,587        1,552
Other products........................................................            7            4           23
                                                                       ------------ ------------ ------------
 Total................................................................ $      4,346 $      4,320 $      4,986
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

   . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

3. Organizational Changes (continued)


   . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

   . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2018          2017
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      37,266 $      34,143
Life..................................................................         7,336         7,057
Run-off...............................................................        25,447        26,770
Corporate & Other.....................................................         7,597         7,534
                                                                       ------------- -------------
 Total................................................................ $      77,646 $      75,504
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole-life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole-life insurance uses an interest assumption based upon non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole-life insurance represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively, and 38%, 38% and 42% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

   The liability for future policyholder benefits for long-term disability (included in the Life segment) and long-term care insurance (included in the Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%. Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 7%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                             Universal and
                                                                Variable
                                Variable Annuity Contracts   Life Contracts
                               ----------------------------  --------------
                                                               Secondary
                                   GMDBs          GMIBs        Guarantees         Total
                               ------------  --------------  --------------  --------------
                                                       (In millions)
Direct
Balance at January 1, 2016.... $        831  $        1,872  $        2,787  $        5,490
Incurred guaranteed benefits..          335             334             753           1,422
Paid guaranteed benefits......          (60)             --              --             (60)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,106           2,206           3,540           6,852
Incurred guaranteed benefits..          367             344             692           1,403
Paid guaranteed benefits......          (57)             --              --             (57)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,416           2,550           4,232           8,198
Incurred guaranteed benefits..          183             358             483           1,024
Paid guaranteed benefits......          (56)             --              --             (56)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,543  $        2,908  $        4,715  $        9,166
                               ============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2016.... $        (34) $          (28) $        1,007  $          945
Incurred guaranteed benefits..           44               9              98             151
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..          (45)            (19)          1,105           1,041
Incurred guaranteed benefits..           94             (28)           (159)            (93)
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..           (6)            (47)            946             893
Incurred guaranteed benefits..           48              (3)             18              63
Paid guaranteed benefits......          (54)             --              --             (54)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $        (12) $          (50) $          964  $          902
                               ============  ==============  ==============  ==============
Net
Balance at January 1, 2016.... $        865  $        1,900  $        1,780  $        4,545
Incurred guaranteed benefits..          291             325             655           1,271
Paid guaranteed benefits......           (5)             --              --              (5)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,151           2,225           2,435           5,811
Incurred guaranteed benefits..          273             372             851           1,496
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,422           2,597           3,286           7,305
Incurred guaranteed benefits..          135             361             465             961
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,555  $        2,958  $        3,751  $        8,264
                               ============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2018                                     2017
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................      $    92,794         $    53,330         $    105,061         $    59,691
Separate account value....................      $    88,065         $    52,225         $    100,043         $    58,511
Net amount at risk........................      $    10,945 (4)     $     3,903 (5)     $      5,200 (4)     $     2,330 (5)
Average attained age of contract holders..         69 years            68 years             68 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2018          2017
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       6,099 $       6,244
      Net amount at risk (6).................. $      73,131 $      75,304
      Average attained age of policyholders...      65 years      64 years

      Variable Life Contracts
      Total account value (3)................. $         954 $       1,021
      Net amount at risk (6).................. $      13,040 $      13,848
      Average attained age of policyholders...      45 years      44 years

-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  ----------------------------
                                      2018           2017
                                  ------------- --------------
                                         (In millions)
                 Fund Groupings:
                 Balanced........ $      58,258 $       54,729
                 Equity..........        22,292         43,685
                 Bond............         7,592          6,082
                 Money Market....            17            605
                                  ------------- --------------
                   Total......... $      88,159 $      105,101
                                  ============= ==============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $0, $0 and $1.4 billion, respectively, and repaid $6 million, $6 million and $3.4 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $136 million and $141 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Atlanta and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2018 and 2017 were $64 million and $71 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both December 31, 2018 and 2017 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      5,015  $      5,667  $      5,066
Capitalizations.......................................................          319           256           330
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......         (370)          127         1,371
Other expenses........................................................         (535)         (958)       (1,076)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (905)         (831)          295
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           89           (77)          (24)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,518         5,015         5,667
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          608           672           711
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......           (1)           (9)            2
Other expenses........................................................         (105)          (76)          (72)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (106)          (85)          (70)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           66            21            31
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          568           608           672
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      5,086  $      5,623  $      6,339
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2018         2017
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,357 $      4,819
Life..................................................................          613          671
Run-off...............................................................            5            5
Corporate & Other.....................................................          111          128
                                                                       ------------ ------------
 Total................................................................ $      5,086 $      5,623
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      411  $      432  $      515
Capitalization........................................................          2           2           3
Amortization..........................................................        (39)        (12)        (83)
Unrealized investment gains (losses)..................................         17         (11)         (3)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      391  $      411  $      432
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $      105  $      120  $      136
Amortization..........................................................        (14)        (15)        (16)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       91  $      105  $      120
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      169  $      155  $      140
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2019.................................................................. $        77 $        13
2020.................................................................. $        58 $        12
2021.................................................................. $        52 $        10
2022.................................................................. $        46 $         9
2023.................................................................. $        41 $         8

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


  Annuities and Life

     For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

     For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  Corporate & Other

     The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2018, the Company had $6.6 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements.

  Catastrophe Coverage

     The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  Reinsurance Recoverables

     The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2018 and 2017, were not significant.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.0 billion and $2.4 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2018 and 2017, respectively.

     At December 31, 2018, the Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including
  $3.8 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2018       2017       2016
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,640    $ 1,731    $ 2,226
Reinsurance assumed...................................................        12         13         81
Reinsurance ceded.....................................................      (783)      (916)    (1,127)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   869    $   828    $ 1,180
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,617    $ 3,653    $ 3,582
Reinsurance assumed...................................................       101        103        126
Reinsurance ceded.....................................................      (528)      (600)      (611)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 3,190    $ 3,156    $ 3,097
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   262    $   260    $   271
Reinsurance assumed...................................................         2         29         89
Reinsurance ceded.....................................................        23         47        349
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   287    $   336    $   709
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 4,724    $ 5,080    $ 6,101
Reinsurance assumed...................................................        75         89        127
Reinsurance ceded.....................................................    (1,619)    (1,575)    (2,490)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,180    $ 3,594    $ 3,738
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                 December 31,
                                                   -------------------------------------------------------------------------
                                                                   2018                                 2017
                                                   ------------------------------------ ------------------------------------
                                                                                Total                                Total
                                                                               Balance                              Balance
                                                    Direct   Assumed   Ceded    Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- --------  -------- -------- -------- --------  -------- --------
                                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables....... $    384   $   60  $ 12,669 $ 13,113 $    367  $    43  $ 12,508 $ 12,918
Liabilities
Policyholder account balances..................... $ 37,586   $1,744  $     -- $ 39,330 $ 36,359  $   710  $     -- $ 37,069
Other policy-related balances..................... $  1,051   $1,677  $     -- $  2,728 $  1,037  $ 1,683  $     -- $  2,720
Other liabilities................................. $  2,804   $   (4) $    655 $  3,455 $  3,724  $    (6) $    701 $  4,419

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were both $1.4 billion at December 31, 2018 and 2017. The deposit liabilities on reinsurance were $1.4 billion and $445 million at December 31, 2018 and 2017, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, Metropolitan Tower Life Insurance Company, MetLife Reinsurance Company of Vermont ("MRV") and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................      $   7       $  13       $  35
Reinsurance ceded.....................................................       (201)       (537)       (766)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................      $(194)      $(524)      $(731)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................      $  51       $ 103       $ 126
Reinsurance ceded.....................................................          1         (14)        (60)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........      $  52       $  89       $  66
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................      $   2       $  29       $  59
Reinsurance ceded.....................................................         18          44         348
                                                                       ----------  ----------  ----------
 Net other revenues...................................................      $  20       $  73       $ 407
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................      $  52       $  87       $  90
Reinsurance ceded.....................................................       (178)       (420)       (737)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................      $(126)      $(333)      $(647)
                                                                       ==========  ==========  ==========

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                       -----------------------------------------
                                                                               2018                 2017
                                                                       -------------------- --------------------
                                                                         Assumed      Ceded   Assumed      Ceded
                                                                       ---------  --------- ---------  ---------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 21        $--    $   34     $3,254
Liabilities
Policyholder account balances.........................................      $386        $--    $  436     $   --
Other policy-related balances.........................................      $ 14        $--    $1,683     $   --
Other liabilities.....................................................      $(38)       $--    $   (8)    $  401

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $386 million and $436 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $53 million, $67 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $2 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than $1 million, ($126) million, and $46 million for the years ended
December 31, 2018, 2017 and 2016, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the agreement are recorded within policyholder account balances and was zero at both December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, $110 million and ($27) million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $0 and $2.5 billion of unsecured related party reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $0 and $1.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on related party reinsurance were $174 million and $198 million at December 31, 2018 and 2017, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2018                             December 31, 2017
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......  $ 23,902 $   816   $   659  $  --   $ 24,059  $ 20,647 $ 1,822    $   89  $  --  $  22,380
U.S. government and
 agency.............     7,503   1,251       110     --      8,644    14,185   1,844       116     --     15,913
RMBS................     8,309     246       122     (2)     8,435     7,588     283        57     (3)     7,817
Foreign corporate...     8,044     157       306     --      7,895     6,457     376        62     --      6,771
CMBS................     5,177      42        87     (1)     5,133     3,259      48        17     (1)     3,291
State and political
 subdivision........     3,202     399        15     --      3,586     3,573     532         6      1      4,098
ABS.................     2,120      13        22     --      2,111     1,779      19         2     --      1,796
Foreign government..     1,415     101        31     --      1,485     1,111     159         3     --      1,267
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 59,672 $ 3,025   $ 1,352  $  (3)  $ 61,348  $ 58,599 $ 5,083    $  352  $  (3) $  63,333
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and ($2) million at December 31, 2018 and 2017, respectively.

Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2018:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,512  $      7,643  $      11,380 $      23,531 $    15,606 $    59,672
Estimated fair value.......... $      1,512  $      7,661  $      11,170 $      25,326 $    15,679 $    61,348

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                            December 31, 2018                              December 31, 2017
                               ---------------------------------------------- -----------------------------------------------
                                                     Equal to or Greater than                        Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months         12 Months
                               --------------------- ------------------------ ---------------------- ------------------------
                               Estimated    Gross     Estimated     Gross      Estimated    Gross     Estimated     Gross
                                 Fair     Unrealized    Fair      Unrealized     Fair     Unrealized    Fair      Unrealized
                                 Value     Losses      Value       Losses       Value      Losses      Value        Losses
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
                                                                 (Dollars in millions)
Fixed maturity securities:
U.S. corporate................ $  10,450        $465     $2,290         $194   $   1,762         $21 $    1,413   $       68
U.S. government and agency....       359           7      1,355          103       4,764          36      1,573           80
RMBS..........................     1,550          21      2,567           99       2,308          13      1,292           41
Foreign corporate.............     3,916         199        746          107         636           8        559           54
CMBS..........................     2,264          52        800           34         603           6        335           10
State and political
 subdivision..................       346           7        158            8         171           3        106            4
ABS...........................     1,407          21         70            1         165          --         75            2
Foreign government............       520          25        132            6         152           2         50            1
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
 Total fixed maturity
   securities................. $  20,812        $797     $8,118         $552   $  10,561         $89 $    5,403   $      260
                               ========= =========== ==========  ===========  ========== =========== ==========   ==========
Total number of securities in
 an unrealized loss position..     2,988                  1,022                      903                    619
                               =========                 ======                =========               ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018.

      Gross unrealized losses on fixed maturity securities increased
   $1.0 billion during the year ended December 31, 2018 to $1.3 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increasing longer-term interest rates and widening credit spreads.

      At December 31, 2018, $11 million of the total $1.3 billion of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                           December 31,
                                         ------------------------------------------------
                                                   2018                     2017
                                         -----------------------  -----------------------
                                             Carrying    % of         Carrying    % of
                                            Value          Total     Value          Total
                                         ------------  ---------  ------------  ---------
                                                       (Dollars in millions)
Mortgage loans:
Commercial..............................      $ 8,502       62.6%      $ 7,348       69.0%
Agricultural............................        2,874       21.1         2,200       20.7
Residential.............................        2,276       16.7         1,138       10.7
                                         ------------  ---------  ------------  ---------
 Subtotal (1)...........................       13,652      100.4        10,686      100.4
Valuation allowances (2)................          (56)      (0.4)          (46)      (0.4)
                                         ------------  ---------  ------------  ---------
 Total mortgage loans, net..............      $13,596      100.0%      $10,640      100.0%
                                         ============  =========  ============  =========

----------

(1) Purchases of mortgage loans from third parties were $1.9 billion and $420 million for the years ended December 31, 2018 and 2017, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                            Estimated
                       -------------------------------------             % of       Fair       % of
                          > 1.20x   1.00x - 1.20x    < 1.00x     Total    Total     Value       Total
                       ---------- --------------- ---------- --------- --------  ----------- --------
                                                    (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89        $34    $7,567     89.0%      $7,642     89.0%
65% to 75%............        762              --         24       786      9.2          797      9.3
76% to 80%............        141              --          8       149      1.8          145      1.7
Greater than 80%......         --              --         --        --       --           --       --
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $8,347            $ 89        $66    $8,502    100.0%      $8,584    100.0%
                       ========== =============== ========== ========= ========  =========== ========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,282            $293        $33    $6,608     90.0%      $6,769     90.2%
65% to 75%............        642              --         14       656      8.9          658      8.7
76% to 80%............         42              --          9        51      0.7           50      0.7
Greater than 80%......         --               9         24        33      0.4           30      0.4
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $6,966            $302        $80    $7,348    100.0%      $7,507    100.0%
                       ========== =============== ========== ========= ========  =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                              ------------------------------------------
                                      2018                  2017
                              --------------------  --------------------
                                Recorded    % of      Recorded    % of
                                Investment   Total    Investment   Total
                              ------------ -------  ------------ -------
                                         (Dollars in millions)
       Loan-to-value ratios:
       Less than 65%.........       $2,551    88.8%       $2,039    92.7%
       65% to 75%............          322    11.2           161     7.3
       76% to 80%............            1      --            --      --
                              ------------ -------  ------------ -------
         Total...............       $2,874   100.0%       $2,200   100.0%
                              ============ =======  ============ =======

      The estimated fair value of agricultural mortgage loans was $2.9 billion and $2.2 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                      December 31,
                         ----------------------------------------------------------------------
                                        2018                                2017
                         ----------------------------------  ----------------------------------
                           Recorded Investment   % of Total    Recorded Investment   % of Total
                         --------------------- ------------  --------------------- ------------
                                                  (Dollars in millions)
Performance indicators:
Performing..............                $2,240         98.4%                $1,106         97.2%
Nonperforming...........                    36          1.6                     32          2.8
                         --------------------- ------------  --------------------- ------------
  Total.................                $2,276        100.0%                $1,138        100.0%
                         ===================== ============  ===================== ============

     The estimated fair value of residential mortgage loans was $2.3 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2018 or 2017. The Company had one agricultural mortgage loan past due of less than $1 million at December 31, 2018.The recorded investment of residential mortgage loans past due and in nonaccrual status was $36 million and $32 million at December 31, 2018 and 2017, respectively. During the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and FHLB stock.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2.8 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................   $1,679   $ 4,724   $ 2,601
Equity securities...........................................       --        39        32
Derivatives.................................................      253       231       397
Short-term investments......................................       --        --       (42)
Other.......................................................      (15)       (8)       59
                                                             --------  --------  --------
 Subtotal...................................................    1,917     4,986     3,047
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................     (885)   (2,370)     (922)
DAC, VOBA and DSI...........................................      (90)     (262)     (195)
                                                             --------  --------  --------
 Subtotal...................................................     (975)   (2,632)   (1,117)
                                                             --------  --------  --------
Deferred income tax benefit (expense).......................     (198)     (494)     (653)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................   $  744   $ 1,860   $ 1,277
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $ 1,860   $ 1,277    $1,620
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax (1)...................      (79)       --        --
                                                             --------  --------  --------
Balance at January 1,.......................................    1,781     1,277     1,620
Unrealized investment gains (losses) during the year........   (2,990)    1,939       284
Unrealized investment gains (losses) relating to:
Future policy benefits......................................    1,485    (1,448)     (796)
DAC, VOBA and DSI...........................................      172       (67)        4
Deferred income tax benefit (expense).......................      296       159       165
                                                             --------  --------  --------
Balance at December 31,.....................................  $   744   $ 1,860    $1,277
                                                             ========  ========  ========
 Change in net unrealized investment gains (losses).........  $(1,037)  $   583    $ (343)
                                                             ========  ========  ========

-------------
(1) See Note 1 for more information related to the cumulative effect of change in accounting principle and other.

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2018       2017
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $3,056     $3,085
 Estimated fair value.......................................     $3,628     $3,748
Cash collateral received from counterparties (2)............     $3,646     $3,791
Security collateral received from counterparties (3)........     $   55     $   29
Reinvestment portfolio -- estimated fair value..............     $3,658     $3,823

--------

(1)  Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2018                      December 31, 2017
                                         -------------------------------------- ------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          ---------------------------
                                                     1 Month  1 to 6                         1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)   or Less    Months    Total
                                         ---------  --------  -------  -------- ---------   -------- -------- --------
                                                                      (In millions)
U.S. government and agency..............    $1,474    $1,823     $349    $3,646    $1,626       $964   $1,201   $3,791

-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2018 was $1.4 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, U.S. government and agency securities, and non-agency RMBS) with 57% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash at December 31, 2018. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................    $ 8,172    $ 8,259
Invested assets held in trust (reinsurance agreements) (2)................................      3,455      2,634
Invested assets pledged as collateral (3).................................................      3,340      3,199
                                                                                           ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral...............    $14,967    $14,092
                                                                                           ========== ==========

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $55 million and $34 million of the assets on deposit balance represents restricted cash at December 31, 2018 and 2017, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $87 million and $42 million of the assets held in trust balance represents restricted cash at December 31, 2018 and 2017, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $860 million and $1.0 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $62 million and $67 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.5 billion at December 31, 2018. The Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2018 and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $344.6 billion and $328.9 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$30.1 billion and $39.8 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $33.3 billion, $36.2 billion and $21.3 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at both December 31, 2018 or 2017.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, which include RMBS, ABS and CMBS, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the service, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities AFS" for information on these securities.

  Joint Ventures and Limited Partnerships

     The Company holds investments in certain joint ventures and limited partnerships which are VIEs. These ventures include real estate joint ventures, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in
  Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2018                     2017
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,848     $12,848      $11,637     $11,637
Joint ventures and limited partnerships.....................        1,743       3,130        1,580       2,539
                                                             ------------ ----------- ------------ -----------
 Total......................................................      $14,591     $15,978      $13,217     $14,176
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2018       2017       2016
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,499     $2,347     $2,567
Equity securities...........................................          7          9         14
Mortgage loans..............................................        538        450        405
Policy loans................................................         62         49         54
Real estate joint ventures..................................         47         53         32
Other limited partnership interests.........................        211        182        163
Cash, cash equivalents and short-term investments...........         26         30         20
Other.......................................................         38         28         29
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,428      3,148      3,284
Less: Investment expenses...................................        193        175        173
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,235     $2,973     $3,111
                                                             ========== ========== ==========

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
 OTTI losses on fixed maturity securities recognized in earnings..........................    $  --      $ (1)     $(22)
 Fixed maturity securities -- net gains (losses) on sales and disposals...................     (178)      (25)      (28)
                                                                                           --------  --------  --------
   Total gains (losses) on fixed maturity securities......................................     (178)      (26)      (50)
                                                                                           --------  --------  --------
Total gains (losses) on equity securities:
 OTTI losses on equity securities recognized in earnings..................................       --        (4)       (2)
 Equity securities -- Mark to market and net gains (losses) on sales and disposals........      (16)       26        10
                                                                                           --------  --------  --------
   Total gains (losses) on equity securities..............................................      (16)       22         8
                                                                                           --------  --------  --------
Mortgage loans............................................................................      (13)       (9)        5
Real estate joint ventures................................................................       42         4       (34)
Other limited partnership interests.......................................................       (2)      (11)       (7)
Other.....................................................................................      (37)       (7)       11
                                                                                           --------  --------  --------
     Total net investment gains (losses)..................................................    $(204)     $(27)     $(67)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2018        2017        2016
                                                             ----------  ----------  ----------
                                                                  Fixed Maturity Securities
                                                             ----------------------------------
                                                                        (In millions)
Proceeds....................................................    $11,159     $11,974     $39,210
                                                             ==========  ==========  ==========
Gross investment gains......................................    $   101     $    58     $   253
Gross investment losses.....................................       (279)        (83)       (281)
OTTI losses.................................................         --          (1)        (22)
                                                             ----------  ----------  ----------
 Net investment gains (losses)..............................    $  (178)    $   (26)    $   (50)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value of invested assets transferred to former affiliates was $0, $292 million and $1.5 billion for the years ended December 31, 2018, 2017, and 2016, respectively. The amortized cost of invested assets transferred to former affiliates was $0, $294 million and $1.4 billion for the years ended
December 31, 2018, 2017, and 2016, respectively. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was $0, ($2) million and $27 million for the years ended December 31, 2018, 2017, and 2016, respectively. The Company received transfers of invested assets from former affiliates with an estimated fair value of $0, $0 and $5.6 billion for the year ended December 31, 2018, 2017, and 2016, respectively. Additionally, the Company received transfers of invested assets from an affiliate with an estimated fair value of $370 million for the year ended December 31, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 6 for additional information related to these transfers.

   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred invested assets and cash and cash equivalents. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC, which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million, $93 million and $98 million for the years ended December 31, 2018, 2017 and 2016, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions and futures.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

     Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

     In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

     To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

     In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                            -----------------------------------------------------------------
                                                                         2018                             2017
                                                            ------------------------------- ---------------------------------
                                                                      Estimated Fair Value             Estimated Fair Value
                                                                      ---------------------           -----------------------
                                                             Gross                           Gross
                                                            Notional                        Notional
                           Primary Underlying Risk Exposure  Amount    Assets   Liabilities  Amount      Assets   Liabilities
                         ---------------------------------- --------- -------- ------------ --------- --------- -------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps.....     Interest rate                  $      -- $     --       $   -- $     175   $    44        $   --
                                                            --------- -------- ------------ --------- --------- -------------
Cash flow hedges:
Interest rate swaps.....     Interest rate                         --       --           --        27         5            --
Foreign currency swaps..     Foreign currency exchange rate     2,461      200           30     1,762        86            75
                                                            --------- -------- ------------ --------- --------- -------------
 Subtotal.................................................      2,461      200           30     1,789        91            75
                                                            --------- -------- ------------ --------- --------- -------------
 Total qualifying hedges..................................      2,461      200           30     1,964       135            75
                                                            --------- -------- ------------ --------- --------- -------------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps.....     Interest rate                     10,747      528          558    20,213       922           774
Interest rate caps......     Interest rate                      3,350       21           --     2,671         7            --
Interest rate futures...     Interest rate                         53       --           --       282         1            --
Interest rate options...     Interest rate                     17,168      168           61    24,600       133            63
Foreign currency swaps..     Foreign currency exchange rate     1,398       99           18     1,103        69            41
Foreign currency
 forwards...............     Foreign currency exchange rate       125       --           --       130        --             2
Credit default swaps --
 purchased..............     Credit                                98        3           --        65        --             1
Credit default swaps --
 written................     Credit                             1,798       14            3     1,878        40            --
Equity futures..........     Equity market                        169       --           --     2,713        15            --
Equity index options....     Equity market                     45,815    1,372        1,207    47,066       794         1,664
Equity variance swaps...     Equity market                      5,574       80          232     8,998       128           430
Equity total return
 swaps..................     Equity market                      3,920      280            3     1,767        --            79
                                                            --------- -------- ------------ --------- --------- -------------
 Total non-designated or nonqualifying derivatives........     90,215    2,565        2,082   111,486     2,109         3,054
                                                            --------- -------- ------------ --------- --------- -------------
 Total....................................................  $  92,676 $  2,765       $2,112 $ 113,450   $ 2,244        $3,129
                                                            ========= ======== ============ ========= ========= =============

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                         2018       2017       2016
                                                   ---------- ---------- ----------
                                                            (In millions)
Qualifying hedges:
Net investment income.............................       $ 27       $ 21       $ 19
Nonqualifying hedges:
Net derivative gains (losses).....................        166        314        460
Policyholder benefits and claims..................         --          8         16
                                                   ---------- ---------- ----------
 Total............................................       $193       $343       $495
                                                   ========== ========== ==========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                       Gains        Recognized       Net                      of Gains
                                                     (Losses)           for        Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged        Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)        Claims (4)      in AOCI
                                                 -----------------  -----------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................             $ (12)         $12           $--            $--       $ --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total fair value hedges.....................               (12)          12            --             --         --
                                                 -----------------  -----------  ------------ --------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................               129           (1)            5             --         (5)
  Foreign currency exchange rate derivatives....                --           (1)           --             --        161
                                                 -----------------  -----------  ------------ --------------  ---------
    Total cash flow hedges......................               129           (2)            5             --        156
                                                 -----------------  -----------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (736)          --            --             --         --
  Foreign currency exchange rate derivatives....                65           (7)           --             --         --
  Credit derivatives............................               (19)          --            --             --         --
  Equity derivatives............................               570           --            --             --         --
  Embedded derivatives..........................               579           --            --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total non-qualifying hedges.................               459           (7)           --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total.......................................             $ 576          $ 3           $ 5            $(8)      $156
                                                 =================  ===========  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                      Year Ended December 31, 2017
                                                 ---------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                       Gains        Recognized       Net                     of Gains
                                                     (Losses)           for       Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged       Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)       Claims (4)      in AOCI
                                                 -----------------  -----------  -----------  -------------  ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................           $     2         $ (2)         $--          $  --      $  --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total fair value hedges.....................                 2           (2)          --             --         --
                                                 -----------------  -----------  -----------  -------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................                --           --            6             --          1
  Foreign currency exchange rate derivatives....                 8           (9)          --             --       (153)
                                                 -----------------  -----------  -----------  -------------  ---------
    Total cash flow hedges......................                 8           (9)           6             --       (152)
                                                 -----------------  -----------  -----------  -------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (325)          --           --              8         --
  Foreign currency exchange rate derivatives....               (98)         (32)          --             --         --
  Credit derivatives............................                21           --           --             --         --
  Equity derivatives............................            (2,584)          --           (1)          (341)        --
  Embedded derivatives..........................             1,237           --           --            (16)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total non-qualifying hedges.................            (1,749)         (32)          (1)          (349)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total.......................................           $(1,739)        $(43)         $ 5          $(349)     $(152)
                                                 =================  ===========  ===========  =============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                         Year Ended December 31, 2016
                                                        ---------------------------------------------------------------
                                                                            Net
                                                                         Derivative
                                                              Net          Gains
                                                          Derivative      (Losses)                              Amount
                                                             Gains       Recognized     Net                    of Gains
                                                           (Losses)         for      Investment  Policyholder  (Losses)
                                                        Recognized for     Hedged      Income    Benefits and  deferred
                                                        Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                        ---------------  ----------  ----------  ------------  --------
                                                                                 (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
 Interest rate derivatives.............................         $     1        $ (1)        $--         $  --       $--
                                                        ---------------  ----------  ----------  ------------  --------
   Total fair value hedges.............................               1          (1)         --            --        --
                                                        ---------------  ----------  ----------  ------------  --------
Cash flow hedges (5):
 Interest rate derivatives.............................              35          --           5            --        28
 Foreign currency exchange rate derivatives............               3          (2)         --            --        42
                                                        ---------------  ----------  ----------  ------------  --------
   Total cash flow hedges..............................              38          (2)          5            --        70
                                                        ---------------  ----------  ----------  ------------  --------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
 Interest rate derivatives.............................          (2,873)         --          --            (4)       --
 Foreign currency exchange rate derivatives............              76         (14)         --            --        --
 Credit derivatives....................................              10          --          --            --        --
 Equity derivatives....................................          (1,724)         --          (6)         (320)       --
 Embedded derivatives..................................          (1,741)         --          --            (4)       --
                                                        ---------------  ----------  ----------  ------------  --------
   Total non-qualifying hedges.........................          (6,252)        (14)         (6)         (328)       --
                                                        ---------------  ----------  ----------------------------------
   Total...............................................         $(6,213)       $(17)        $(1)        $(328)      $70
                                                        ===============  ==========  ==================================

-------------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities. Ineffective portion of the gains (losses) recognized in income is not significant.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $9 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   There were no hedged forecasted transactions, other than the receipt of payment of variable interest payments, for December 31, 2018. At December 31, 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years.

   At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $253 million and $231 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2018                                   2017
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $ 8         $  689          2.0        $12         $  558          2.8
Baa.....................................          3          1,109          5.0         28          1,295          4.7
Ba......................................         --             --                      --             25          4.5
                                         ---------- --------------              ---------- --------------
 Total..................................        $11         $1,798          3.9        $40         $1,878          4.1
                                         ========== ==============              ========== ==============

--------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swaps referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                              -----------------------------------------------
                                                                                       2018                     2017
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities    Assets    Liabilities
----------------------------------------------------------------------------  --------  ------------  --------  -------------
                                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $ 2,800       $ 2,102   $ 2,222        $ 3,080
OTC-cleared and Exchange-traded (1), (6).....................................       20             2        69             40
                                                                              --------  ------------  --------  -------------
  Total gross estimated fair value of derivatives (1)........................    2,820         2,104     2,291          3,120
                                                                              --------  ------------  --------  -------------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1), (6).............................................................    2,820         2,104     2,291          3,120
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................   (1,669)       (1,669)   (1,942)        (1,942)
OTC-cleared and Exchange-traded..............................................       (2)           (2)       (1)            (1)
Cash collateral: (3), (4)
OTC-bilateral................................................................   (1,038)           --      (247)            --
OTC-cleared and Exchange-traded..............................................      (15)           --       (27)           (39)
Securities collateral: (5)
OTC-bilateral................................................................      (83)         (433)      (31)        (1,138)
                                                                              --------  ------------  --------  -------------
  Net amount after application of master netting agreements and collateral...  $    13       $    --   $    43        $    --
                                                                              ========  ============  ========  =============

--------

(1) At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $55 million and $47 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($9) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $348 million and $93 million, respectively, and provided excess cash collateral of $64 million and $5 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $58 million and $337 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $364 million and $471 million, respectively, for its OTC-bilateral derivatives, $81 million and $426 million, respectively, for its OTC-cleared derivatives, and $14 million and $118 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength or credit ratings of Brighthouse Life Insurance Company and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Estimated fair value of derivatives in a net liability position (1).......................       $433     $1,138
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.................................................................       $797     $1,414

-------------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain insurance contracts that contain embedded derivatives that are required to be separated from their host contracts and measured at fair value. These host contracts include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of variable annuity guaranteed minimum benefits; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                             December 31,
                                                                          -----------------
                                       Balance Sheet Location                 2018     2017
                             -------------------------------------------- -------- --------
                                                                            (In millions)
Embedded derivatives within
 asset host contracts:
Ceded guaranteed minimum
 income benefits............ Premiums, reinsurance and other receivables    $  228   $  227
Options embedded in debt or
 equity securities (1)...... Investments                                        --      (52)
                                                                          -------- --------
 Embedded derivatives
   within asset host
   contracts................                                                $  228   $  175
                                                                          ======== ========
Embedded derivatives within
 liability host contracts:
Direct guaranteed minimum
 benefits................... Policyholder account balances                  $1,546   $1,122
Direct index-linked
 annuities.................. Policyholder account balances                     488      674
Assumed guaranteed minimum
 benefits................... Policyholder account balances                     386      437
Assumed index-linked
 annuities.................. Policyholder account balances                      96        1
                                                                          -------- --------
 Embedded derivatives
   within liability host
   contracts................                                                $2,516   $2,234
                                                                          ======== ========

--------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company is no longer required to bifurcate and account separately for derivatives embedded in equity securities. Beginning January 1, 2018, the entire change in the estimated fair value of equity securities is recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                        Years Ended December 31,
                                                   ----------------------------------
                                                         2018        2017        2016
                                                   ----------  ----------  ----------
                                                              (In millions)
Net derivative gains (losses) (1), (2)............       $579      $1,237     $(1,741)
Policyholder benefits and claims..................       $ (8)     $  (16)    $    (4)

-------------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $513 million, $337 million and $244 million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value ("NAV") (or equivalent) as practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                                  December 31, 2018
                                                             -----------------------------------------------------------
                                                                       Fair Value Hierarchy
                                                             -----------------------------------------

                                                                                                         Total Estimated
                                                                   Level 1       Level 2       Level 3    Fair Value
                                                             ------------- ------------- ------------- -----------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $   --      $ 23,740        $  319          $ 24,059
U.S. government and agency..................................         2,334         6,310            --             8,644
RMBS........................................................            --         8,429             6             8,435
Foreign corporate...........................................            --         7,503           392             7,895
CMBS........................................................            --         5,004           129             5,133
State and political subdivision.............................            --         3,512            74             3,586
ABS.........................................................            --         2,072            39             2,111
Foreign government..........................................            --         1,485            --             1,485
                                                             ------------- ------------- ------------- -----------------
 Total fixed maturity securities............................         2,334        58,055           959            61,348
                                                             ------------- ------------- ------------- -----------------
Equity securities (1).......................................            13           124             3               140
Derivative assets: (2)
Interest rate...............................................            --           717            --               717
Foreign currency exchange rate..............................            --           288            11               299
Credit......................................................            --            10             7                17
Equity market...............................................            --         1,634            98             1,732
                                                             ------------- ------------- ------------- -----------------
 Total derivative assets....................................            --         2,649           116             2,765
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3)........            --            --           228               228
Separate account assets.....................................           217        91,293             1            91,511
                                                             ------------- ------------- ------------- -----------------
 Total assets...............................................        $2,564      $152,121        $1,307          $155,992
                                                             ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate...............................................        $   --      $    619        $   --          $    619
Foreign currency exchange rate..............................            --            48            --                48
Credit......................................................            --             2             1                 3
Equity market...............................................            --         1,205           237             1,442
                                                             ------------- ------------- ------------- -----------------
 Total derivative liabilities...............................            --         1,874           238             2,112
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3)....            --            --         2,516             2,516
                                                             ------------- ------------- ------------- -----------------
 Total liabilities..........................................        $   --      $  1,874        $2,754          $  4,628
                                                             ============= ============= ============= =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                                                       December 31, 2017
                                                                  -----------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  -----------------------------------------   Total Estimated
                                                                        Level 1       Level 2       Level 3    Fair Value
                                                                  ------------- ------------- ------------- -----------------
                                                                                         (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................        $   --      $ 21,491        $  889          $ 22,380
U.S. government and agency.......................................         8,002         7,911            --            15,913
RMBS.............................................................            --         6,836           981             7,817
Foreign corporate................................................            --         5,723         1,048             6,771
CMBS.............................................................            --         3,155           136             3,291
State and political subdivision..................................            --         4,098            --             4,098
ABS..............................................................            --         1,691           105             1,796
Foreign government...............................................            --         1,262             5             1,267
                                                                  ------------- ------------- ------------- -----------------
 Total fixed maturity securities.................................         8,002        52,167         3,164            63,333
                                                                  ------------- ------------- ------------- -----------------
Equity securities (1)............................................            18            19           124               161
Short-term investments...........................................           135           120            14               269
Commercial mortgage loans........................................            --           115            --               115
Derivative assets: (2)
Interest rate....................................................             1         1,111            --             1,112
Foreign currency exchange rate...................................            --           155            --               155
Credit...........................................................            --            30            10                40
Equity market....................................................            15           773           149               937
                                                                  ------------- ------------- ------------- -----------------
 Total derivative assets.........................................            16         2,069           159             2,244
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3).............            --            --           227               227
Separate account assets..........................................           410       109,741             5           110,156
                                                                  ------------- ------------- ------------- -----------------
 Total assets....................................................        $8,581      $164,231        $3,693          $176,505
                                                                  ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate....................................................        $   --      $    837        $   --          $    837
Foreign currency exchange rate...................................            --           117             1               118
Credit...........................................................            --             1            --                 1
Equity market....................................................            --         1,736           437             2,173
                                                                  ------------- ------------- ------------- -----------------
 Total derivative liabilities....................................            --         2,691           438             3,129
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3).........            --            --         2,234             2,234
Long-term debt...................................................            --            11            --                11
                                                                  ------------- ------------- ------------- -----------------
 Total liabilities...............................................        $   --      $  2,702        $2,672          $  5,374
                                                                  ============= ============= ============= =================

--------

(1) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

(2) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($52) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2018.

  Determination of Fair Value

   Fixed maturity securities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

       Equity securities, short-term investments, commercial mortgage loans and long-term debt

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans and long-term debt: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees, equity crediting rates within index-linked annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Equity securities, short-term investments, commercial mortgage loans and long-term debt." The estimated fair value of these embedded derivatives is included, along with the funds withheld liability, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly, and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                         December 31, 2018   December 31, 2017     Impact of
                                                                       ------------------- -------------------  Increase in Input
                                  Valuation          Significant                                                  on Estimated
                                  Techniques      Unobservable Inputs         Range               Range            Fair Value
                               ----------------- --------------------  ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates           0.02%   -   11%     0.02%   -   12% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates               0.25%   -   16%     0.25%   -   16% Decrease (2)
                                                 Utilization rates          0%     -   25%      0%     -   25% Increase (3)
                                                 Withdrawal rates          0.25%   -   10%     0.25%   -   10% (4)
                                                 Long-term equity          16.50%  -   22%    17.40%   -   25% Increase (5)
                                                     volatilities
                                                 Nonperformance            1.91%   - 2.66%     0.64%   - 1.43% Decrease (6)
                                                      risk spread

--------

(1) Mortality rates vary by age and by demographic characteristics such as gender. Range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) Range reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contracts withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                        ------------------------------------------------------------------
                                                                       Fixed Maturity Securities
                                                        ------------------------------------------------------------------

                                                                                              State and
                                                                             Structured       Political          Foreign
                                                         Corporate (1)      Securities        Subdivision       Government
                                                        --------------      -----------      ------------      -----------
                                                                                                               (In millions)
Balance, January 1, 2017...............................        $ 2,310          $ 1,695              $ 17              $--
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................             (3)              28                --               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            127               52                --               --
Purchases (7)..........................................            442              106                --                5
Sales (7)..............................................           (222)            (526)               --               --
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            178               11                --               --
Transfers out of Level 3 (8)...........................           (895)            (144)              (17)              --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2017.............................        $ 1,937          $ 1,222              $ --              $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................              1                2                 1               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            (32)              (6)               (1)              --
Purchases (7)..........................................             71               42                --               --
Sales (7)..............................................           (197)             (91)               (1)              (5)
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            414                9                75               --
Transfers out of Level 3 (8)...........................         (1,483)          (1,004)               --               --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2018.............................        $   711          $   174              $ 74              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................        $     2          $    28              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................        $     1          $    23              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................        $    (2)         $    (1)             $  1              $--
                                                        ==============      ===========      ============      ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................        $   (11)         $    30              $ --              $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................        $   (24)         $    21              $ --              $--

                                                        -------------------------------------------------------------------


                                                                                                     Net
                                                                                       Net         Embedded     Separate
                                                          Equity      Short Term    Derivatives   Derivatives    Account
                                                         Securities   Investments      (2)           (3)        Assets (4)
                                                        -----------  ------------  ------------  ------------  -----------

Balance, January 1, 2017...............................       $ 137          $  2         $(954)      $(2,761)         $10
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          (3)           --            92         1,233           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --            --            --           --
Purchases (7)..........................................           3            14             4            --            2
Sales (7)..............................................         (13)           (1)           --            --           (4)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --           579          (479)          (1)
Transfers into Level 3 (8).............................          --            --            --            --            2
Transfers out of Level 3 (8)...........................          --            (1)           --            --           (4)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2017.............................       $ 124          $ 14         $(279)      $(2,007)         $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          --            --           152           571           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --             9            --           --
Purchases (7)..........................................           1            --             3            --            1
Sales (7)..............................................          (3)          (14)           (7)           --           (1)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --            --          (852)          (1)
Transfers into Level 3 (8).............................          --            --            --            --           --
Transfers out of Level 3 (8)...........................        (119)           --            --            --           (3)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2018.............................       $   3          $ --         $(122)      $(2,288)         $ 1
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................       $  --          $ --         $(687)      $(1,772)         $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................       $  --          $ --         $ (52)      $ 1,300          $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................       $   1          $ --         $ 148       $   268          $--
                                                        ===========  ============  ============  ============  ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................       $  --          $ --         $(703)      $(1,760)         $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................       $ (11)         $ --         $   4       $    --          $--

-------------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                      December 31, 2018
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $13,596          $--       $   --      $13,761        $13,761
Policy loans.................................      $ 1,001          $--       $  619      $   452        $ 1,071
Other invested assets........................      $    77          $--       $   64      $    13        $    77
Premiums, reinsurance and other receivables..      $ 1,426          $--       $   31      $ 1,501        $ 1,532
Liabilities
Policyholder account balances................      $15,183          $--       $   --      $13,732        $13,732
Long-term debt...............................      $   434          $--       $   38      $   380        $   418
Other liabilities............................      $   395          $--       $   54      $   323        $   377
Separate account liabilities.................      $ 1,025          $--       $1,025      $    --        $ 1,025

                                                                      December 31, 2017
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $10,525          $--       $   --      $10,768        $10,768
Policy loans.................................      $ 1,106          $--       $  746      $   439        $ 1,185
Real estate joint ventures (1)...............      $     5          $--       $   --      $    22        $    22
Other limited partnership interests (1)......      $    36          $--       $   --      $    28        $    28
Other invested assets (2)....................      $    71          $--       $   71      $    --        $    71
Premiums, reinsurance and other receivables..      $ 1,556          $--       $  126      $ 1,783        $ 1,909
Liabilities
Policyholder account balances................      $15,626          $--       $   --      $15,760        $15,760
Long-term debt...............................      $    35          $--       $   42      $    --        $    42
Other liabilities............................      $   459          $--       $   93      $   368        $   461
Separate account liabilities.................      $ 1,206          $--       $1,206      $    --        $ 1,206

-------------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018 on a modified retrospective basis, the Company carries real estate joint ventures and other limited partnership interests previously accounted under the cost method of accounting at NAV as a practical expedient to estimated fair value.

(2) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                            December 31,
                                                                                        ---------------------
                                                               Interest Rate   Maturity       2018       2017
                                                             --------------- ---------- ---------- ----------
                                                                                            (In millions)
Surplus note -- affiliated..................................      8.150%        2058          $200        $--
Surplus note -- affiliated..................................      7.800%        2058           200         --
Other long-term debt -- unaffiliated (1)....................      7.028%        2030            34         46
                                                                                        ---------- ----------
 Total long-term debt.......................................                                  $434        $46
                                                                                        ========== ==========

-------------

(1)Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2018 were $2 million in each of 2019, 2020, 2021, 2022 and 2023 and $424 million thereafter.

   Interest expense related to long-term debt of $6 million, $58 million and $128 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

Surplus Notes

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058 Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21, 2018, with the prior approval of the Commonwealth of Massachusetts Division of Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via a non-cash extraordinary dividend. Payments of interest and principal on the December 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September 2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  MetLife, Inc. Credit and Committed Facilities

     The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial became a part of Brighthouse Financial. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial's access to MetLife, Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MRV.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


     For the years ended December 31, 2017 and 2016, the Company recognized commitment and letters of credit fees totaling $19 million and $55 million, respectively, in other expenses associated with these committed facilities.

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At December 31, 2018, there were no borrowings under this facility and there was $9.8 billion of funding available under this arrangement. For the years ended December 31, 2018 and 2017, the Company recognized commitment fees of $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to $2.0 billion. The Repurchase Facility has a term of three years, beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2018, there were no borrowings under the Repurchase Facility. For the year ended December 31, 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with MetLife (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3. During the year ended December 31, 2016, the Company recognized a non-cash return of capital to MetLife, Inc. of $26 million.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   During the year ended December 31, 2016, the Company received cash capital contributions of $1.6 billion and recognized non-cash capital contributions of $69 million from MetLife, Inc.

   In December 2015, the Company accrued capital contributions from MetLife, Inc. of $120 million in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016.

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
 Company                                                       State of Domicile       2018        2017        2016
-----------------------------------------------------------  ------------------- ----------  ----------  ----------
                                                                                            (In millions)
 Brighthouse Life Insurance Company.........................      Delaware          $(1,104)      $(425)     $1,186
 Brighthouse Life Insurance Company of NY...................      New York          $    19       $  22      $  (87)

   Statutory capital and surplus was as follows at:

                                                                December 31,
                                                              -----------------
  Company                                                         2018     2017
 -----------------------------------------------------------  -------- --------
                                                                (In millions)
  Brighthouse Life Insurance Company.........................   $6,731   $5,594
  Brighthouse Life Insurance Company of NY...................   $  279   $  294

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.7 billion and $8.3 billion for the years ended December 31, 2018 and 2017, respectively.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.1) billion, ($1.6) billion and ($363) million for the years ended December 31, 2018, 2017 and 2016, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $557 million and $972 million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                    2019              2018           2017
                                                             ------------------- -------------- --------------
                                                               Permitted Without
 Company                                                        Approval (1)           Paid (2)       Paid (2)
-----------------------------------------------------------  ------------------- -------------- --------------
                                                                               (In millions)
 Brighthouse Life Insurance Company.........................                $798            $--            $--
 Brighthouse Life Insurance Company of NY...................                $ 27            $--            $--

--------

(1) Reflects dividend amounts that may be paid during 2019 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2018, BRCD paid cash dividends of $2 million to its preferred shareholders. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                Unrealized                              Foreign
                                                             Investment Gains      Unrealized Gains     Currency
                                                             (Losses), Net of        (Losses) on      Translation
                                                             Related Offsets (1)     Derivatives        Adjustments      Total
                                                           ---------------------  -----------------  --------------  ---------
                                                                                      (In millions)
Balance at December 31, 2015..............................               $ 1,379              $ 241            $(26)   $ 1,594
OCI before reclassifications..............................                  (565)                70              (3)      (498)
Deferred income tax benefit (expense).....................                   185                (25)             --        160
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   999                286             (29)     1,256
Amounts reclassified from AOCI............................                    30                (43)             --        (13)
Deferred income tax benefit (expense).....................                   (10)                15              --          5
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                    20                (28)             --         (8)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2016..............................                 1,019                258             (29)     1,248
OCI before reclassifications..............................                   529               (152)              9        386
Deferred income tax benefit (expense).....................                  (206)                54              (3)      (155)
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                 1,342                160             (23)     1,479
Amounts reclassified from AOCI............................                    61                (14)             --         47
Deferred income tax benefit (expense) (2).................                   306                  5              --        311
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   367                 (9)             --        358
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2017..............................                 1,709                151             (23)     1,837
 Cumulative effect of change in accounting principle and
 other, net of income tax (see Note 1)....................                   (79)                --              --        (79)
                                                           ---------------------  -----------------  --------------  ---------
Balance, January 1, 2018..................................                 1,630                151             (23)     1,758
OCI before reclassifications..............................                (1,534)               156              (4)    (1,382)
Deferred income tax benefit (expense).....................                   327                 54               1        382
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   423                361             (26)       758
Amounts reclassified from AOCI............................                   179               (134)             --         45
Deferred income tax benefit (expense).....................                   (38)               (47)             --        (85)
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   141               (181)             --        (40)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2018..............................               $   564              $ 180            $(26)   $   718
                                                           =====================  =================  ==============  =========

-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
 AOCI Components                                                Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2018       2017      2016
                                                                --------   --------  --------
                                                                        (In millions)
 Net unrealized investment gains (losses):
 Net unrealized investment gains(losses).......................    $(178)     $ (15)     $(39) Net investment gains (losses)
 Net unrealized investment gains (losses)......................        1          1         3  Net investment income
 Net unrealized investment gains (losses)......................       (2)       (47)        6  Net derivative gains (losses)
                                                                --------   --------  --------
  Net unrealized investment gains (losses), before income tax..     (179)       (61)      (30)
 Income tax (expense) benefit..................................       38       (306)       10
                                                                --------   --------  --------
  Net unrealized investment gains (losses), net of income tax..     (141)      (367)      (20)
                                                                --------   --------  --------
 Unrealized gains (losses) on derivatives - cash flow hedges:
 Interest rate swaps...........................................       98         --        33  Net derivative gains (losses)
 Interest rate swaps...........................................        3          3         3  Net investment income
 Interest rate forwards........................................       31         --         2  Net derivative gains (losses)
 Interest rate forwards........................................        2          3         2  Net investment income
 Foreign currency swaps........................................       --          8         3  Net derivative gains (losses)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, before income tax........      134         14        43
 Income tax (expense) benefit..................................       47         (5)      (15)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, net of income tax........      181          9        28
                                                                --------   --------  --------
  Total reclassifications, net of income tax...................    $  40      $(358)     $  8
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund are based on a specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees were $255 million, $264 million and $253 million for the years ended December 31, 2018, 2017 and 2016, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2018       2017       2016
                                                                                 ---------- ---------- ----------
                                                                                           (In millions)
Compensation....................................................................     $  278     $  263     $  356
Contracted services and other labor costs.......................................        194        130         97
Transition services agreements..................................................        268        295         --
Establishment costs.............................................................        131        116         --
Premium and other taxes, licenses and fees......................................         64         58         59
Separate account fees...........................................................          2          3        (27)
Volume related costs, excluding compensation, net of DAC capitalization.........        595        687        645
Interest expense on debt........................................................          6         56        130
Goodwill impairment (1).........................................................         --         --        381
Other...........................................................................        225        225        440
                                                                                 ---------- ---------- ----------
 Total other expenses...........................................................     $1,763     $1,833     $2,081
                                                                                 ========== ========== ==========

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $(178)    $   368     $  (374)
Foreign...............................................................         --          18           4
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (178)        386        (370)
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................        331      (1,124)     (1,320)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        331      (1,124)     (1,320)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $ 153     $  (738)    $(1,690)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                              (Dollars in millions)
Tax provision at statutory rate.......................................       $235      $ (567)    $(1,563)
Tax effect of:
Dividend received deduction...........................................        (40)       (116)       (110)
Excess loss account - Separation from MetLife (1).....................         (2)      1,088          --
Rate revaluation due to tax reform (2)................................         --        (696)         --
Prior year tax........................................................         (1)         (4)         24
Tax credits...........................................................        (24)        (29)        (22)
Release of valuation allowance........................................        (11)         --          --
Foreign tax rate differential.........................................         --          --           2
Goodwill impairment...................................................         --        (288)        (20)
Sale of subsidiary....................................................         --        (136)         (6)
Other, net............................................................         (4)         10           5
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................       $153      $ (738)    $(1,690)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         14%         46%         38%
                                                                       ==========  ==========  ==========

-------------

(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation. MetLife, Inc. is responsible for this obligation through the Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.

   Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Deferred income tax assets:
Investments, including derivatives........................................................     $   --     $  313
Net operating loss carryforwards..........................................................      1,025        416
Tax credit carryforwards..................................................................         58        191
Employee benefits.........................................................................          4         --
Intangibles...............................................................................        159        227
Other.....................................................................................         --         74
                                                                                           ---------- ----------
 Total deferred income tax assets.........................................................      1,246      1,221
Less: valuation allowance.................................................................         --         11
                                                                                           ---------- ----------
 Total net deferred income tax assets.....................................................      1,246      1,210
                                                                                           ---------- ----------
Deferred income tax liabilities:
Policyholder liabilities and receivables..................................................        796        853
Investments, including derivatives........................................................        546         --
Net unrealized investment gains...........................................................        198        494
DAC.......................................................................................        633        757
Other.....................................................................................         17         --
                                                                                           ---------- ----------
 Total deferred income tax liabilities....................................................      2,190      2,104
                                                                                           ---------- ----------
 Net deferred income tax asset (liability)................................................     $(944)     $ (894)
                                                                                           ========== ==========

   At December 31, 2018, the Company had net operating loss carryforwards of approximately $4.9 billion and the Company had recorded a related deferred tax asset of $1.0 billion. The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2018.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,035
Indefinite................................................................................              1,844
                                                                                           ------------------
                                                                                                       $4,879
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2018.

                                                                       Tax Credit Carryforwards
                                                             --------------------------------------------
                                                                 General Business
                                                                   Credits            Foreign Tax Credits
                                                             -------------------- -----------------------
                                                                            (In millions)
Expiration
2019-2023...................................................                  $--                     $18
2024-2028...................................................                   --                      27
2029-2033...................................................                   --                      --
2034-2038...................................................                   13                      --
Indefinite..................................................                   --                      --
                                                             -------------------- -----------------------
                                                                              $13                     $45
                                                             ==================== =======================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                  Years Ended December 31,
                                                             ---------------------------------
                                                                   2018       2017        2016
                                                             ---------- ----------  ----------
                                                                       (In millions)
Balance at January 1,.......................................        $22       $ 38         $43
Additions for tax positions of prior years..................         12         --           1
Reductions for tax positions of prior years.................         --         (4)         (9)
Additions for tax positions of current year.................         --          3           5
Reductions for tax positions of current year................         --         (2)         --
Settlements with tax authorities............................         --        (13)         (2)
                                                             ---------- ----------  ----------
Balance at December 31,.....................................        $34       $ 22         $38
                                                             ========== ==========  ==========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................        $34       $ 22         $38
                                                             ========== ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2018, 2017 and 2016.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $723 million to the Company under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement. In November 2018, MetLife paid $894 million to the Company under the Tax Separation Agreement. At December 31, 2018, the current income tax payable included a $135 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2018.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $492 million and $388 million at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.9 billion and $1.4 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


 Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $142 million, with a cumulative maximum of $148 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2018 and 2017 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation. MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. All of the MetLife transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 for information regarding the MetLife Divestiture.

   The Company has related party reinsurance, and investment and debt transactions, see Notes 6, 7 and 10 for information on these material related party transactions. Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. The Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Costs incurred under these arrangements with the Brighthouse affiliates, as well as with MetLife prior to the MetLife Divestiture that were considered related party expenses, were $1.1 billion, $1.0 billion and $847 million for the years ended December 31, 2018, 2017 and 2016, respectively and were recorded in other expenses. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, was $234 million, $241 million and $236 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($50) million and ($60) million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes that the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $68 million for the year ended December 31, 2018. The Company would have incurred no additional expenses under this arrangement in 2017.

  Broker-Dealer Transactions

     Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing the Company's existing and future registered annuity and life products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's registered annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received from affiliates related to these transactions and recorded in other revenues was $216 million, $224 million and $202 million for the years ended December 31, 2018, 2017 and 2016, respectively. Commission expenses incurred from affiliates related to these transactions and recorded in other expenses was $771 million, $642 million and $638 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also had related party fee income receivables of $17 million and $19 million at December 31, 2018 and 2017, respectively.

16. Subsequent Events

Farmer Mac Funding Agreements

   On February 15, 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize Brighthouse Life Insurance Company's obligations under the funding agreements. Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life Insurance Company's liabilities to Farmer Mac. At March 5, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                                            Amount at
                                                       Cost or           Estimated Fair     Which Shown on
                                                    Amortized Cost (1)      Value         Balance Sheet
Types of Investments                            ---------------------- ---------------- ------------------
Fixed maturity securities:
  Bonds:
   U.S. government and agency securities.......                $ 7,503          $ 8,644            $ 8,644
   State and political subdivision securities..                  3,202            3,586              3,586
   Public utilities............................                  2,630            2,749              2,749
   Foreign government securities...............                  1,415            1,485              1,485
   All other corporate bonds...................                 28,976           28,858             28,858
                                                ---------------------- ---------------- ------------------
    Total bonds................................                 43,726           45,322             45,322
  Mortgage-backed and asset-backed securities..                 15,606           15,679             15,679
  Redeemable preferred stock...................                    340              347                347
                                                ---------------------- ---------------- ------------------
      Total fixed maturity securities..........                 59,672           61,348             61,348
                                                ---------------------- ---------------- ------------------
Equity securities:
  Non-redeemable preferred stock...............                    132              124                124
  Common stock:
   Industrial, miscellaneous and all other.....                     10               14                 14
   Public utilities............................                     --                2                  2
                                                ---------------------- ---------------- ------------------
    Total equity securities....................                    142              140                140
                                                ---------------------- ---------------- ------------------
Mortgage loans.................................                 13,596                              13,596
Policy loans...................................                  1,001                               1,001
Real estate joint ventures.....................                    451                                 451
Other limited partnership interests............                  1,839                               1,839
Other invested assets..........................                  3,037                               3,037
                                                ----------------------                  ------------------
      Total investments........................                $79,738                             $81,412
                                                ======================                  ==================

--------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for real estate joint ventures and other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                       2018        2017
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $51,281 and $50,878, respectively)............................   $ 52,926    $ 55,180
Equity securities available-for-sale, at estimated fair value...................        121         139
Mortgage loans (net of valuation allowances of $55 and $44, respectively).......     13,147      10,127
Policy loans....................................................................      1,001       1,106
Real estate and real estate joint ventures......................................        451         419
Other limited partnership interests.............................................      1,839       1,662
Short-term investments, principally at estimated fair value.....................         --         269
Investment in subsidiaries......................................................      5,098       5,681
Other invested assets, at estimated fair value..................................      2,848       2,362
                                                                                 ----------  ----------
 Total investments..............................................................     77,431      76,945
Cash and cash equivalents.......................................................      3,185       1,249
Accrued investment income.......................................................        636         511
Premium, reinsurance and other receivable.......................................     13,046       9,658
Receivable from subsidiaries....................................................      8,001      10,397
Deferred policy acquisition costs and value of business acquired................      4,572       5,123
Current income tax recoverable..................................................         --          39
Deferred income tax receivable..................................................      1,086       1,247
Other assets, principally at estimated fair value...............................        461         536
Separate account assets.........................................................     87,243     105,135
                                                                                 ----------  ----------
 Total assets...................................................................   $195,661    $210,840
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 34,900    $ 35,003
Policyholder account balances...................................................     37,935      36,034
Other policy-related balances...................................................      3,325       3,347
Payables for collateral under securities loaned and other transactions..........      5,024       4,153
Long-term debt..................................................................        400          --
Current income tax payable......................................................          2          --
Other liabilities...............................................................     10,056      10,315
Separate account liabilities....................................................     87,243     105,135
                                                                                 ----------  ----------
 Total liabilities..............................................................    178,885     193,987
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,090)     (4,132)
Accumulated other comprehensive income (loss)...................................        718       1,837
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     16,776      16,853
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $195,661    $210,840
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................   $  437   $   283   $   921
Universal life and investment-type product policy fees....................................    2,738     2,774     2,696
Equity in earnings of subsidiaries........................................................     (277)    1,221       157
Net investment income.....................................................................    2,885     2,613     2,680
Other revenues............................................................................      398       402       760
Net investment gains (losses).............................................................     (165)       (7)       (2)
Net derivative gains (losses).............................................................    1,335    (1,425)   (5,878)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    7,351     5,861     1,334
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,388     2,862     2,984
Interest credited to policyholder account balances........................................      881       909       957
Amortization of deferred policy acquisition costs and value of business acquired..........      952       310      (172)
Other expenses............................................................................    1,925     1,848     2,114
                                                                                           --------  --------  --------
 Total expenses...........................................................................    6,146     5,929     5,883
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................    1,205       (68)   (4,549)
Provision for income tax expense (benefit)................................................      238       815    (1,774)
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................   $  967   $  (883)  $(2,775)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................   $  (73)  $  (294)  $(3,121)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,774  $  3,460  $  3,256
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   14,909    14,667    39,104
 Equity securities........................................................................       19       119       175
 Mortgage loans...........................................................................      840       704     1,484
 Real estate joint ventures...............................................................       67        75       441
 Other limited partnership interests......................................................      187       258       413
Purchases of:
 Fixed maturity securities................................................................  (14,697)  (16,287)  (34,906)
 Equity securities........................................................................       (2)       (2)      (58)
 Mortgage loans...........................................................................   (3,896)   (2,017)   (2,803)
 Real estate joint ventures...............................................................      (31)     (268)      (75)
 Other limited partnership interests......................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives.................................    1,795     1,858       707
Cash paid in connection with freestanding derivatives.....................................   (2,879)   (3,829)   (2,764)
Sale of operating joint venture interest to a former affiliate............................       --        67        --
Returns of capital from subsidiaries......................................................       25         7        32
Capital contributions to subsidiaries.....................................................       --       (83)       (1)
Dividends from subsidiaries...............................................................       --       544        --
Net change in policy loans................................................................      105       (14)      109
Net change in short-term investments......................................................      269       711       876
Net change in other invested assets.......................................................       44       (41)        5
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (3,572)   (3,794)    2,536
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    5,064     3,845     9,672
 Withdrawals..............................................................................   (3,124)   (2,360)  (12,001)
Net change in payables for collateral under securities loaned and other transactions......      871    (3,136)   (3,257)
Long-term debt issued.....................................................................      228        --        --
Capital contributions.....................................................................       --     1,300     1,568
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --       202        --
Dividends paid to MetLife, Inc............................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (303)     (149)   (1,011)
Other, net................................................................................       (2)       --        --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    2,734      (298)   (5,290)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................    1,936      (632)      502
Cash, cash equivalents and restricted cash, beginning of year.............................    1,249     1,881     1,379
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  3,185  $  1,249  $  1,881
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                         2018      2017      2016
                                                                                                     --------  --------  --------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...........................................................................................    $  --     $  12    $   64
                                                                                                     ========  ========  ========
 Income tax.........................................................................................    $(168)    $(421)   $  428
                                                                                                     ========  ========  ========
Non-cash transactions:
 Capital contributions..............................................................................    $  --     $  --    $   43
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from affiliate...............................................    $ 417     $  --    $   --
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from former affiliates.......................................    $  --     $  --    $3,565
                                                                                                     ========  ========  ========
 Transfer of mortgage loans from former affiliates..................................................    $  --     $  --    $  395
                                                                                                     ========  ========  ========
 Transfer of short-term investments from former affiliates..........................................    $  --     $  --    $   94
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.........................................    $  --     $ 293    $  346
                                                                                                     ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance transactions..........    $  --     $  --    $  676
                                                                                                     ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions.............    $  --     $ 293    $   --
                                                                                                     ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which $75 million was paid to BHNY, and received cash dividends from subsidiaries of $544 million, of which $535 million was received from BRCD.

3. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                 December 31,
                                                                               -----------------
                                                     Interest Rate    Maturity     2018     2017
                                                   ---------------  ---------- -------- --------
                                                                                 (In millions)
Surplus note -- affiliated........................           8.150%       2058     $200      $--
Surplus note -- affiliated........................           7.800%       2058      200       --
                                                                               -------- --------
 Total long-term debt.............................                                 $400      $--
                                                                               ======== ========

   The aggregate maturities of long-term debt at December 31, 2018 were $0 in each of 2019, 2020, 2021, 2022 and 2023 and $400 million thereafter.

   Interest expense related to long-term debt of $4 million, $35 million and $65 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

  Surplus Notes

   See Note 10 of the Notes to the Consolidated Financial Statements for information regarding the affiliated surplus notes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                                                               Future Policy
                                                     DAC     Benefits and Other   Policyholder
                                                     and       Policy-Related      Account          Unearned        Unearned
 Segment                                               VOBA      Balances          Balances     Premiums (1), (2)   Revenue (1)
-------------------------------------------------  -------- ------------------- -------------- ------------------ -------------
 2018
 Annuities........................................   $4,357             $ 8,666        $28,600                $--          $ 88
 Life.............................................      613               4,802          2,534                 13            18
 Run-off..........................................        5              17,252          8,195                 --           107
 Corporate & Other................................      111               7,596              1                  6            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,086             $38,316        $39,330                $19          $213
                                                   ======== =================== ============== ================== =============
 2017
 Annuities........................................   $4,819             $ 8,200        $25,943                $--          $ 93
 Life.............................................      671               4,437          2,620                 13            28
 Run-off..........................................        5              18,265          8,505                 --            95
 Corporate & Other................................      128               7,533              1                  5            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,623             $38,435        $37,069                $18          $216
                                                   ======== =================== ============== ================== =============

--------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of    Other
 Segment                              Product Policy Fees  Income (1)     Account Balances    DAC and VOBA     Expenses
-------                             --------------------- ------------ -------------------- ---------------  ----------
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901      $1,052
 Life..............................                   774          371                  637              93         214
 Run-off...........................                   777        1,311                1,923              --         202
 Corporate & Other.................                    98           44                   64              17         295
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,059       $3,235               $4,227          $1,011      $1,763
                                    ===================== ============ ==================== ===============  ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141      $1,035
 Life..............................                   713          285                  681             186         237
 Run-off...........................                   715        1,358                1,788             570         278
 Corporate & Other.................                   108           92                   61              19         283
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $3,984       $2,973               $4,670          $  916      $1,833
                                    ===================== ============ ==================== ===============  ==========
 2016
 Annuities.........................                $2,714       $1,324               $2,340          $ (908)     $  903
 Life..............................                   546          330                  541             261         242
 Run-off...........................                   878        1,311                1,901             399         275
 Corporate & Other.................                   139          146                   87              23         280
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,277       $3,111               $4,869          $ (225)     $1,700
                                    ===================== ============ ==================== ===============  ==========

  ------

   (1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                    % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount  Assumed to Net
                               -------------- --------- ----------- ------------ ---------------
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104             2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868             1.4%
Accident & health insurance...            225       224          --            1              --%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869             1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462             2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824             1.6%
Accident & health insurance...            231       227          --            4             0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828             1.6%
                               ============== ========= =========== ============
2016
Life insurance in-force.......       $610,206  $450,000      $7,006     $167,212             4.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,850  $    909      $   67     $  1,008             6.6%
Accident & health insurance...            376       218          14          172             8.1%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  2,226  $  1,127      $   81     $  1,180             6.9%
                               ============== ========= =========== ============

--------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2018.

3. Statements of Operations for the year ended December 31, 2018.

4. Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2018 and 2017.

3. Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016.

5. Consolidated Statements of Equity for the years ended December 31, 2018, 2017 and 2016.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. (i) Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (4)


   (ii) Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13,
               2014) (3)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (3)


2.             Not Applicable.


3. (i) (a)     Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company (effective November 24, 2009) (2)


   (i) (b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (3)


   (i) (c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015).
               (18)


   (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (17)


   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (20)

   (iv)        Form of Brighthouse Securities, LLC Sales Agreement (24)


   (v) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (20)


4. (i)         Form 22651 Contract (3)


   (ii)        Form 226R1 Certificate and Riders (3)


   (iii)       Contract Loan Endorsement (3)


   (iv)        Loan Endorsement (3)


   (v)         Individual Retirement Annuity Endorsement (3)


   (vi) 405(b) Nationwide Tax Sheltered Annuity Endorsement (MLIU-398-3 (12/08)) (13)


   (vii) MetLife Insurance Company USA 457(B) Plan Endorsement (Governmental and Tax-Exempt). (MLIU-457-2 (5/11) (16)


   (viii) Endorsement (Name Change -- effective March 1, 2001) (MetLife Investors USA Insurance Company, formerly Security First Life Insurance Company) MI -- 2023 (6)


   (ix) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (3)


   (x) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6 (20)


5.             Form of Enrollment Form (3)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (3)


   (ii)        Copy of the Bylaws of the Company (3)


   (iii)       Copy of Certificate of Amendment of Certificate of
               Incorporation of the Company (effective March 6, 2017) (19)


   (iv)        Copy of Amended and Restated Bylaws of the Company (19)


7. (i) Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (22)


   (ii) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015) (23)


   8.     (i) Participation Agreement among The Alger Portfolios, MetLife
               Insurance Company USA and Fred Alger & Company, Inc. effective November 17, 2014 (3)


   (ii) (a) Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and
               April 28, 2008.) (7)


   (b)         Amendment dated April 30, 2010 (8)


   (c)         Amendment effective November 17, 2014 (3)


   (d) Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. (21)


   (e) Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. (21)


   (f) Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective March 6, 2017) (25)


   (iii) (a)   Participation Agreement Among The Travelers Insurance Company,
               The Travelers Life and Annuity Company, Travelers Distribution
               LLC, Scudder Variable Series I, Scudder Distributors, Inc. and
               Deutsche Asset Management effective June 5, 2003 and Amendments to the

               Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.) (12)


   (b)         Amendment dated April 30, 2010 (14)


   (c)         Amendment effective November 17, 2014 (3)


   (iv) (a)    Amended and Restated Participation Agreement among The
               Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (7)


   (b)         Summary Prospectus Agreement (8)


   (c)         Amendments effective November 17, 2014 (3)


   (d) Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005) (19)


   (e) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective March 6, 2017)
               (26)


   (v) (a) Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution) Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (14)


   (b)         First Amendment dated May 1, 2009 (10)


   (c)         Amendment dated April 30, 2010 (10)


   (d)         Amendment effective November 17, 2014 (3)


   (vi) (a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut dated August 31, 2007. (9)


   (b)         Amendment dated April 30, 2010. (10)


   (vii) (a)   T. Rowe Price Participation Agreement (3)


   (b) Amendment to Participation Agreement among MetLife Insurance Company USA, T. Rowed Price Associates, Inc., T. Rowe Price Funds and T. Rowe Price Investment Services, Inc. (effective July 22, 2016) (11)


   (viii) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (20)


   (ix) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (20)


9.             Opinion of Counsel (3)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)


11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, John L. Rosenthal, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)

------------
(1) All previously filed Exhibits to MetLife Investors USA Separate Account A Registration Statement and all Post-Effective Amendments thereto are specifically incorporated herein by reference.

(2) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 1 to Form N-4 (File Nos.333-152199 and 811-21262) electronically filed on April 8, 2009.

(3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.


(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on July 15, 2004.


(5)   [RESERVED]


(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on April 13, 2001.


(7) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 19 to Form N-4 (File
      Nos. 333-101778 and 811-21262) electronically filed on April 7, 2009.


(8) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 3 to Form N-4 (File Nos.333-152194 and 811-21262) electronically filed on April 5, 2011.


(9) Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities Post-Effective Amendment No. 11 to Form N-4 (File Nos.333-65926 and 811-09411) electronically filed on October 31, 2007.


(10) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed on April 4, 2012.


(11) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-200240 and 811-03365) filed electronically on April 14, 2017.


(12) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 21 to Form N-4 (File
      Nos. 333-101778 and 811-21262) electronically filed on April 5, 2011.


(13) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-137968 and 811-03365) electronically filed on April 21, 2011.


(14) Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) electronically filed on April 6, 2006.


(15)[RESERVED]


(16) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 033-37128 and 811-03365) electronically filed on April 13, 2012.


(17) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) electronically filed on April 10, 2013.


(18) Incorporated herein by reference to Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778 and 811-21262, filed electronically on April 6, 2016.


(19) Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 (File Nos. 333-101778 and 811-21262) electronically filed on April 5, 2017.


(20) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) electronically filed on April 12, 2017.


(21) Incorporated herein by reference to Brighthouse Separate Account Eleven's Post-Effective Amendment No. 26 on Form N-4 (File Nos. 333-101778 and
      811-21262) filed electronically on April 6, 2016.


(22) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.


(23) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.


(24) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.


(25) Incorporated herein by reference to Brighthouse Separate Account Eleven's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and
      811-21262) filed electronically on April 25, 2018.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road        Officer
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277

Conor Murphy                        Director, Vice President and Interim Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President
18205 Crane Nest Drive
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960



Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277




Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277

Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277



John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960

Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Rankin                        Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Roger Andrew Vigar                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company ("BLIC" or the "Company") under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.



    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2018


The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.



That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.            Brighthouse Reinsurance Company of Delaware (DE)
          b.            Brighthouse Life Insurance Company of NY (NY)
          c.            Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.            Brighthouse Renewables Holdings, LLC (DE)
               (i.)         Greater Sandhill I, LLC (DE)
          e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
               (i.)         1075 Peachtree LLC (DE)
          f.            Brighthouse Assignment Company (CT)
          g.            ML 1065 Hotel, LLC (DE)
          h.            TIC European Real Estate LP, LLC (DE)
          i.            Euro TL Investments LLC (DE)
          j.            TLA Holdings LLC (DE)
               (i.)         The Prospect Company (DE)
          k.            Euro T1 Investments LLC (DE)
          l.            TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (MA)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2019, there were 372,162 owners of qualified contracts and 155,296 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).



ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------



Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Melissa Cox                         Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277

Matthew Quale                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277






Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





John Lima                     Chief Derivatives Officer
334 Madison Avenue Floor 3
Morristown, NJ 07960





Marc Pucci                     Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960





James Wiviott                  Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960

(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                            (2)
                                     NET UNDERWRITING        (3)            (4)           (5)
                (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
   NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
----------------------------------- ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC........$604,739,251       $0              $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Omitted.


ITEM 31. MANAGEMENT SERVICES

Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $3,648,125.


ITEM 32. UNDERTAKINGS


a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

a. Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

b. The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

c. The Company hereby represents that is relying upon a No-Action Letter issued to ING Life Insurance and Annuity Company dated August 30, 2012 and that it has complied with the provisions of such letter.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 10th day of April, 2019.


   BRIGHTHOUSE SEPARATE ACCOUNT A
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 10, 2019.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Conor E. Murphy*               Director, Vice President and Interim Chief Financial
-------------------------------    Officer
Conor E. Murphy

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 10, 2019

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney